UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.2%
Financials - 17.7%
Banks - 8.1%
Australia & New Zealand Banking Group Ltd.	887,480	$16,169,929
Bank Hapoalim BM	1,293,037	6,514,175
Bank of Queensland Ltd.	2,933,538	23,404,476
BNP Paribas SA	114,340	5,014,439
Commonwealth Bank of Australia	82,040	4,604,920
Danske Bank A/S	1,092,594	28,757,486
DBS Group Holdings Ltd.	368,300	4,342,594
Hang Seng Bank Ltd.	885,600	15,202,004
ING Groep NV	3,586,300	37,103,506
KB Financial Group, Inc.	390,530	11,105,088
KBC Groep NV (a)	415,060	20,413,012
Mitsubishi UFJ Financial Group, Inc.	11,058,400	49,573,177
OTP Bank PLC	523,260	11,709,182
Oversea-Chinese Banking Corp., Ltd.	1,422,700	9,250,438
Resona Holdings, Inc.	2,221,100	8,117,925
Royal Bank of Canada	128,890	7,615,978
Seven Bank Ltd.	4,021,200	12,481,450
Sumitomo Mitsui Financial Group, Inc.	189,800	5,480,483

		276,860,262

Capital Markets - 2.0%
Amundi SA (b)	262,522	10,907,917
Azimut Holding SpA	460,934	7,520,533
Partners Group Holding AG	62,060	26,596,768
UBS Group AG	1,866,007	24,212,535

		69,237,753

Diversified Financial Services - 1.5%
Challenger Ltd./Australia	2,366,654	15,461,893
Euronext NV (b)	292,460	10,728,900
GRENKELEASING AG	56,881	9,933,994
IG Group Holdings PLC	1,299,740	14,073,931

		50,198,718

Insurance - 5.1%
Admiral Group PLC	174,658	4,748,960
AIA Group Ltd.	5,713,000	34,282,283
Direct Line Insurance Group PLC	1,533,934	7,091,609
Dongbu Insurance Co., Ltd.	256,620	15,446,085
Euler Hermes Group	169,651	14,089,015
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	178,460	29,926,849
NN Group NV	1,378,907	37,959,115
Prudential PLC	1,650,000	27,998,682
Sampo Oyj-Class A	100,620	4,114,987

		175,657,585

Real Estate Management & Development - 1.0%
Ayala Land, Inc.	5,120,600	4,247,668
Daito Trust Construction Co., Ltd.	104,300	16,934,393
Global Logistic Properties Ltd.	3,722,400	5,025,422

Company	Shares	U.S. $ Value
Sino Land Co., Ltd.	5,578,000	$9,184,095

		35,391,578

		607,345,896

Consumer Discretionary - 14.5%
Auto Components - 2.3%
Continental AG	11,676	2,209,410
Hankook Tire Co., Ltd.	269,270	11,979,921
Magna International, Inc. (New York)-Class A	539,560	18,922,369
Plastic Omnium SA	353,524	9,883,127
Sumitomo Electric Industries Ltd.	1,640,000	21,706,122
Valeo SA	324,120	14,389,004

		79,089,953

Automobiles - 2.6%
Fuji Heavy Industries Ltd.	360,700	12,398,477
Honda Motor Co., Ltd.	1,188,200	29,806,287
Peugeot SA (a)	2,070,730	24,819,955
Tata Motors Ltd. (Sponsored ADR) (a)	560,400	19,429,068
Toyota Motor Corp.	85,900	4,234,741

		90,688,528

Diversified Consumer Services - 0.3%
TAL Education Group (ADR)	152,483	9,463,095

Hotels, Restaurants & Leisure - 1.6%
Aristocrat Leisure Ltd.	1,499,970	15,604,263
Melco International Development Ltd.	22,000	20,722
Merlin Entertainments PLC (b)	772,024	4,546,430
Sodexo SA	23,189	2,484,224
Tabcorp Holdings Ltd.	2,905,480	10,008,703
Tatts Group Ltd.	7,807,093	22,466,710

		55,131,052

Internet & Catalog Retail - 0.2%
Ctrip.com International Ltd. (ADR) (a)	158,479	6,529,335

Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	812,400	20,965,209

Media - 5.8%
Altice NV-Class A (a)	1,505,470	22,478,831
CTS Eventim AG & Co. KGaA	871,980	26,655,968
Informa PLC	466,360	4,547,633
Liberty Global PLC-Class A (a)	57,684	1,676,297
Liberty Global PLC-Series C (a)	876,355	25,107,571
Liberty Global PLC LiLAC-Class A (a)	7,197	232,181
Liberty Global PLC LiLAC-Class C (a)	109,342	3,552,516
Naspers Ltd.-Class N	116,358	17,767,283
RELX PLC	1,041,650	19,181,378
Sky PLC	343,180	3,899,704
Thomson Reuters Corp.	310,510	12,562,682
Vivendi SA	1,394,912	26,097,003
Wolters Kluwer NV	470,230	19,040,171
WPP PLC	720,450	15,015,174

		197,814,392

Company	Shares	U.S. $ Value
Multiline Retail - 0.4%
B&M European Value Retail SA	3,706,591	$12,630,419

Specialty Retail - 0.1%
Industria de Diseno Textil SA	22,586	758,753
L’Occitane International SA	309,250	633,428
WH Smith PLC	155,880	3,274,804

		4,666,985

Textiles, Apparel & Luxury Goods - 0.6%
Samsonite International SA	5,445,200	15,041,859
Yue Yuen Industrial Holdings Ltd.	1,248,000	4,978,499

		20,020,358

		496,999,326

Health Care - 11.3%
Biotechnology - 0.4%
CSL Ltd.	143,460	12,098,351

Health Care Equipment & Supplies - 1.5%
Cochlear Ltd.	79,860	7,286,378
Essilor International SA	210,340	27,644,770
Sartorius AG (Preference Shares)	220,540	16,296,021

		51,227,169

Health Care Providers & Services - 0.8%
Ramsay Health Care Ltd.	539,905	29,179,436

Life Sciences Tools & Services - 1.1%
Eurofins Scientific SE	101,285	37,523,300

Pharmaceuticals - 7.5%
Aspen Pharmacare Holdings Ltd. (a)	92,900	2,291,753
GlaxoSmithKline PLC	1,473,610	31,645,752
Novartis AG (REG)	186,200	15,368,668
Novo Nordisk A/S-Class B	329,735	17,757,180
Ono Pharmaceutical Co., Ltd.	116,000	5,053,084
Recordati SpA	587,133	17,660,633
Roche Holding AG	375,819	99,171,033
Sanofi	336,780	27,980,584
Shire PLC	406,725	25,136,598
Teva Pharmaceutical Industries Ltd.	304,618	15,416,783

		257,482,068

		387,510,324

Consumer Staples - 11.2%
Food & Staples Retailing - 2.3%
Alimentation Couche-Tard, Inc.-Class B	105,760	4,541,635
Axfood AB	360,520	6,924,623
CP ALL PCL	1,919,500	2,744,874
Delhaize Group	445,110	47,018,866
Koninklijke Ahold NV	197,424	4,359,628
Loblaw Cos., Ltd.	166,070	8,883,546
Olam International Ltd.	3,693,456	5,097,652

		79,570,824

Company	Shares	U.S. $ Value
Food Products - 1.1%
Nestle SA (REG)	292,710	$22,678,674
Salmar ASA	488,330	14,531,854

		37,210,528

Household Products - 2.0%
Henkel AG & Co. KGaA (Preference Shares)	207,000	25,297,573
Reckitt Benckiser Group PLC	416,367	41,749,768

		67,047,341

Personal Products - 1.5%
Amorepacific Corp.	115	43,354
L’Oreal SA	106,860	20,458,692
Unilever PLC	667,813	31,998,353

		52,500,399

Tobacco - 4.3%
British American Tobacco PLC	1,781,656	115,502,993
Imperial Brands PLC	345,420	18,733,062
Japan Tobacco, Inc.	374,400	15,089,135

		149,325,190

		385,654,282

Information Technology - 11.1%
Communications Equipment - 0.2%
VTech Holdings Ltd.	622,000	6,565,423

Electronic Equipment, Instruments & Components - 0.5%
Largan Precision Co., Ltd.	153,000	14,149,925
PAX Global Technology Ltd.	1,977,000	1,740,303

		15,890,228

Internet Software & Services - 0.4%
Baidu, Inc. (Sponsored ADR) (a)	33,484	5,529,882
Moneysupermarket.com Group PLC	2,713,720	9,832,005

		15,361,887

IT Services - 1.3%
Amadeus IT Holding SA-Class A	354,530	15,620,137
CGI Group, Inc.-Class A (a)	94,210	4,024,498
Obic Co., Ltd.	58,600	3,225,712
SCSK Corp.	291,700	10,926,962
Worldpay Group PLC (a)(b)	3,129,441	11,390,206

		45,187,515

Semiconductors & Semiconductor Equipment - 4.0%
ARM Holdings PLC	983,900	14,945,157
ASML Holding NV	325,290	32,020,938
Infineon Technologies AG	1,695,570	24,545,746
Novatek Microelectronics Corp.	4,293,000	16,089,674
SCREEN Holdings Co., Ltd.	2,668,000	29,039,048
Sumco Corp.	3,076,500	19,708,883

		136,349,446

Company	Shares	U.S. $ Value
Software - 4.2%
Check Point Software Technologies Ltd. (a)	82,130	$6,544,118
Constellation Software, Inc./Canada	110,310	42,692,135
Dassault Systemes	387,198	29,193,175
NICE-Systems Ltd.	198,069	12,603,716
Nintendo Co., Ltd.	142,700	20,505,858
Oracle Corp. Japan	329,300	17,559,272
Sage Group PLC (The)	496,170	4,288,672
SAP SE	144,231	10,832,488

		144,219,434

Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co., Ltd.	14,770	18,393,836

		381,967,769

Industrials - 11.1%
Aerospace & Defense - 0.9%
Airbus Group SE	373,843	21,428,653
QinetiQ Group PLC	2,737,660	8,126,809

		29,555,462

Air Freight & Logistics - 0.2%
bpost SA	221,460	5,669,078

Airlines - 2.8%
International Consolidated Airlines Group SA	4,387,850	21,762,369
Japan Airlines Co., Ltd.	1,261,900	40,598,596
Qantas Airways Ltd. (a)	7,610,083	16,120,605
Ryanair Holdings PLC (Sponsored ADR)	251,257	17,472,412

		95,953,982

Commercial Services & Supplies - 1.1%
Babcock International Group PLC	710,166	8,586,062
Elior (b)	336,090	7,292,860
Regus PLC	4,473,071	17,295,771
Rentokil Initial PLC	1,765,230	4,558,545

		37,733,238

Industrial Conglomerates - 0.5%
Rheinmetall AG	297,990	17,724,059

Machinery - 2.6%
Hoshizaki Electric Co., Ltd.	316,800	31,012,871
IHI Corp.	7,303,000	19,685,168
JTEKT Corp.	2,467,800	27,971,201
KION Group AG	218,190	10,575,214

		89,244,454

Professional Services - 1.3%
Bureau Veritas SA	229,897	4,826,692
Capita PLC	294,666	3,796,921
Experian PLC	856,440	16,248,429
Teleperformance	225,789	19,233,166

		44,105,208

Company	Shares	U.S. $ Value
Road & Rail - 0.9%
Central Japan Railway Co.	181,000	$32,193,299

Trading Companies & Distributors - 0.8%
BOC Aviation Ltd. (a)	1,802,500	9,142,493
Brenntag AG	253,030	12,257,266
Bunzl PLC	214,140	6,588,772

		27,988,531

		380,167,311

Energy - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Canadian Natural Resources Ltd.	497,160	15,338,672
JX Holdings, Inc.	8,722,200	34,045,520
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	2,843,420	77,996,129
Royal Dutch Shell PLC-Class A	973,030	26,724,408
Royal Dutch Shell PLC-Class B	638,245	17,633,798
TOTAL SA	1,477,451	70,852,625
Tupras Turkiye Petrol Rafinerileri AS	700,340	15,547,426
YPF SA (Sponsored ADR)	799,590	15,352,128

		273,490,706

Telecommunication Services - 7.1%
Diversified Telecommunication Services - 5.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	7,761,791	15,375,546
BT Group PLC	10,209,430	56,117,112
HKT Trust & HKT Ltd.-Class SS	12,606,000	18,198,682
Nippon Telegraph & Telephone Corp.	1,513,300	70,966,025
Singapore Telecommunications Ltd.	2,119,800	6,547,252
TDC A/S	4,732,350	23,190,736
Telenor ASA	323,000	5,346,621
Telstra Corp., Ltd.	1,652,850	6,908,466

		202,650,440

Wireless Telecommunication Services - 1.2%
Tower Bersama Infrastructure Tbk PT	11,359,000	5,694,088
Vodafone Group PLC	11,825,452	36,054,111

		41,748,199

		244,398,639

Materials - 2.9%
Chemicals - 2.5%
Arkema SA	290,317	22,195,507
Essentra PLC	3,023,962	20,747,376
Givaudan SA (REG)	5,130	10,329,379
JSR Corp.	991,900	13,135,851
Koninklijke DSM NV	322,603	18,611,100

		85,019,213

Containers & Packaging - 0.4%
Amcor Ltd./Australia	1,317,622	14,814,805

		99,834,018

Company	Shares	U.S. $ Value
Utilities - 1.4%
Electric Utilities - 1.3%
EDP-Energias de Portugal SA	9,542,458	$29,214,882
Korea Electric Power Corp.	335,470	17,609,482

		46,824,364

Independent Power and Renewable Electricity Producers - 0.1%
Huaneng Power International, Inc.-Class H	3,386,000	2,107,513

		48,931,877

Total Common Stocks (cost $3,230,003,738)		3,306,300,148

WARRANTS - 1.2%
Financials - 0.6%
Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Ltd., Deutsche Bank AG, expiring 1/30/17 (a)(b)	898,750	16,691,749
Housing Development Finance Corp., Ltd., Merrill Lynch Intl & Co., expiring 5/29/18 (a)	200,930	3,731,708

		20,423,457

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd., Merrill Lynch Intl & Co., expiring 11/29/18 (a)	432,570	4,681,131
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 1/08/19 (a)	275,870	10,434,611

		15,115,742

Health Care - 0.2%
Pharmaceuticals - 0.2%
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	510,680	5,773,435

Industrials - 0.0%
Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd., Merrill Lynch Intl & Co., expiring 9/09/19 (a)	67,304	212,784

Total Warrants (cost $33,639,514)		41,525,418

Company	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
State Street Bank & Trust Co. 0.03%, dated 6/30/16 due 7/1/16 in the amount of $25,429,492 (collateralized by $25,065,000 U.S. Treasury Notes, 1.75%, due 9/30/22, value $25,942,275) (cost $25,429,471)	$25,429	$25,429,471

Total Investments - 98.1% (cost $3,289,072,723) (c)		3,373,255,037
Other assets less liabilities - 1.9%		63,783,525

Net Assets - 100.0%		$3,437,038,562

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	10,606	USD	15,251	7/15/16	$1,130,976
Barclays Bank PLC	KRW	17,035,490	USD	14,926	7/15/16	153,947
Barclays Bank PLC	TWD	233,324	USD	7,177	7/15/16	(75,994)
BNP Paribas SA	AUD	88,711	USD	63,822	7/15/16	(2,313,448)
BNP Paribas SA	CAD	18,662	USD	14,401	7/15/16	(44,755)
BNP Paribas SA	USD	44,225	AUD	57,813	7/15/16	(1,124,537)
BNP Paribas SA	USD	39,491	JPY	4,426,646	7/15/16	3,388,168
BNP Paribas SA	USD	33,726	SEK	273,526	7/15/16	(1,383,843)
BNP Paribas SA	CAD	18,168	USD	14,328	10/19/16	262,984
Citibank	ILS	179,079	USD	47,799	7/15/16	1,390,521
Citibank	USD	14,822	CNY	96,919	7/15/16	(264,119)
Credit Suisse International	AUD	42,908	USD	32,464	7/15/16	475,088
Credit Suisse International	JPY	13,677,187	USD	123,414	7/15/16	(9,072,860)
Credit Suisse International	SEK	296,361	USD	35,727	7/15/16	685,004
Credit Suisse International	USD	109,199	CHF	106,072	7/15/16	(505,134)
Credit Suisse International	USD	31,830	EUR	27,855	7/15/16	(907,106)
Credit Suisse International	USD	18,230	ILS	69,972	7/15/16	(96,860)
Credit Suisse International	USD	32,464	JPY	3,605,006	7/15/16	2,456,232
Goldman Sachs Bank USA	USD	62,052	JPY	6,797,218	7/15/16	3,790,473
Goldman Sachs Bank USA	USD	9,456	KRW	11,144,830	7/15/16	208,327
HSBC Bank USA	CAD	107,691	USD	83,098	7/15/16	(261,149)
HSBC Bank USA	GBP	113,381	USD	163,313	7/15/16	12,365,867
HSBC Bank USA	HKD	290,688	USD	37,494	7/15/16	19,368
HSBC Bank USA	KRW	19,250,715	USD	16,837	7/15/16	143,723
HSBC Bank USA	USD	18,930	GBP	12,997	7/15/16	(1,626,854)
JPMorgan Chase Bank	USD	129,583	GBP	89,565	7/15/16	(10,342,509)
JPMorgan Chase Bank	USD	54,266	HKD	420,684	7/15/16	(33,604)
JPMorgan Chase Bank	USD	40,444	JPY	4,415,699	7/15/16	2,329,463
JPMorgan Chase Bank	GBP	52,397	USD	71,695	10/19/16	1,864,883
Morgan Stanley & Co., Inc.	EUR	73,389	USD	82,417	7/15/16	945,021
Morgan Stanley & Co., Inc.	GBP	19,730	USD	28,797	7/15/16	2,529,492
Morgan Stanley & Co., Inc.	USD	79,625	EUR	69,686	7/15/16	(2,264,334)
Royal Bank of Scotland PLC	TWD	423,899	USD	13,178	7/15/16	731
Royal Bank of Scotland PLC	USD	99,892	SEK	806,396	7/15/16	(4,542,311)
Societe Generale SA	HKD	459,704	USD	59,296	7/15/16	32,923
Standard Chartered Bank	CNY	167,391	USD	25,758	7/15/16	615,703
Standard Chartered Bank	HKD	175,283	USD	22,581	7/15/16	(15,903)
Standard Chartered Bank	KRW	40,170,930	USD	33,974	7/15/16	(860,441)
Standard Chartered Bank	USD	68,846	AUD	89,927	7/15/16	(1,803,602)
Standard Chartered Bank	USD	171,725	JPY	19,248,451	7/15/16	14,728,224
Standard Chartered Bank	KRW	10,285,162	USD	8,764	10/19/16	(151,375)
State Street Bank & Trust Co.	JPY	4,386,845	USD	41,439	7/15/16	(1,054,867)

						$10,771,513

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $61,558,062 or 1.8% of net assets.
(c)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $335,913,624 and gross unrealized depreciation of investments was $(251,731,310), resulting in net unrealized appreciation of $84,182,314.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN*

June 30, 2016 (unaudited)

22.7%	United Kingdom
17.1%	Japan
11.8%	France
5.9%	Switzerland
5.8%	Australia
5.6%	Germany
5.4%	Netherlands
3.0%	Canada
2.7%	Hong Kong
2.2%	South Korea
2.2%	Belgium
2.1%	Denmark
1.8%	India
1.7%	Israel
10.0%	Other

100.0%	Total Investments

*	All data are as of June 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Argentina, China, Finland, Hungary, Indonesia, Ireland, Italy, Norway, Philippines, Portugal, Singapore, South Africa, Spain, Sweden, Taiwan, Thailand, Turkey and United States.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$7,615,978		$599,729,918		$	– 0	–	$607,345,896
Consumer Discretionary	97,475,114		399,524,212			– 0	–	496,999,326
Health Care	– 0	–	387,510,324			– 0	–	387,510,324
Consumer Staples	13,425,181		372,229,101			– 0	–	385,654,282
Information Technology	58,790,633		323,177,136			– 0	–	381,967,769
Industrials	26,614,905		353,552,406			– 0	–	380,167,311
Energy	30,690,800		242,799,906			– 0	–	273,490,706
Telecommunication Services	18,198,682		226,199,957			– 0	–	244,398,639
Materials	– 0	–	99,834,018			– 0	–	99,834,018
Utilities	– 0	–	48,931,877			– 0	–	48,931,877
Warrants	– 0	–	41,525,418			– 0	–	41,525,418
Short-Term Investments	25,429,471		– 0	–		– 0	–	25,429,471

Total Investments in Securities	278,240,764		3,095,014,273	(b)		– 0	–	3,373,255,037
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	– 0	–	49,517,118			– 0	–	49,517,118
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(38,745,605)			– 0	–	(38,745,605)

Total(c)(d)	$278,240,764		$3,105,785,786		$	– 0	–	$3,384,026,550

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	An amount of $57,262,018 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	There were no transfers from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

International Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.1%
Financials - 17.6%
Banks - 8.0%
Australia & New Zealand Banking Group Ltd.	376,870	$6,866,590
Bank Hapoalim BM	551,184	2,776,803
Bank of Queensland Ltd.	1,249,785	9,971,087
BNP Paribas SA	48,370	2,121,291
Commonwealth Bank of Australia	35,700	2,003,847
Danske Bank A/S	475,140	12,505,864
DBS Group Holdings Ltd.	157,000	1,851,174
Hang Seng Bank Ltd.	386,100	6,627,703
ING Groep NV	1,526,310	15,791,053
KB Financial Group, Inc.	159,290	4,529,561
KBC Groep NV (a)	177,580	8,733,539
Mitsubishi UFJ Financial Group, Inc.	4,717,300	21,146,960
OTP Bank PLC	222,821	4,986,148
Oversea-Chinese Banking Corp., Ltd.	625,900	4,069,621
Resona Holdings, Inc.	948,000	3,464,857
Royal Bank of Canada	55,020	3,251,075
Seven Bank Ltd.	1,382,000	4,289,606
Sumitomo Mitsui Financial Group, Inc.	81,000	2,338,878

		117,325,657

Capital Markets - 2.0%
Amundi SA (b)	114,639	4,763,306
Azimut Holding SpA	208,579	3,403,145
Partners Group Holding AG	26,037	11,158,557
UBS Group AG	792,303	10,280,596

		29,605,604

Diversified Financial Services - 1.5%
Challenger Ltd./Australia	1,042,329	6,809,774
Euronext NV (b)	126,980	4,658,263
GRENKELEASING AG	22,913	4,001,646
IG Group Holdings PLC	566,680	6,136,162

		21,605,845

Insurance - 5.1%
Admiral Group PLC	73,903	2,009,426
AIA Group Ltd.	2,453,200	14,721,039
Direct Line Insurance Group PLC	611,778	2,828,342
Dongbu Insurance Co., Ltd.	109,390	6,584,238
Euler Hermes Group	70,067	5,818,858
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	74,520	12,496,631
NN Group NV	593,852	16,347,801
Prudential PLC	701,570	11,904,870
Sampo Oyj-Class A	43,740	1,788,805

		74,500,010

Real Estate Management & Development - 1.0%
Ayala Land, Inc.	1,994,400	1,654,406
Daito Trust Construction Co., Ltd.	44,400	7,208,888
Global Logistic Properties Ltd.	1,577,333	2,129,477

Company	Shares	U.S. $ Value
Sino Land Co., Ltd.	2,378,000	$3,915,342

		14,908,113

		257,945,229

Consumer Discretionary - 14.4%
Auto Components - 2.3%
Continental AG	4,940	934,780
Hankook Tire Co., Ltd.	113,550	5,051,881
Magna International, Inc. (New York)-Class A	236,200	8,283,534
Plastic Omnium SA	147,976	4,136,821
Sumitomo Electric Industries Ltd.	705,300	9,334,956
Valeo SA	137,856	6,119,988

		33,861,960

Automobiles - 2.6%
Fuji Heavy Industries Ltd.	156,600	5,382,871
Honda Motor Co., Ltd.	503,400	12,627,912
Peugeot SA (a)	877,410	10,516,714
Tata Motors Ltd. (Sponsored ADR) (a)	237,800	8,244,526
Toyota Motor Corp.	37,500	1,848,694

		38,620,717

Diversified Consumer Services - 0.3%
TAL Education Group (ADR) (a)	62,001	3,847,782

Hotels, Restaurants & Leisure - 1.6%
Aristocrat Leisure Ltd.	651,250	6,774,986
Melco International Development Ltd.	10,000	9,419
Merlin Entertainments PLC (b)	327,805	1,930,435
Sodexo SA	9,849	1,055,118
Tabcorp Holdings Ltd.	1,265,080	4,357,907
Tatts Group Ltd.	3,338,195	9,606,426

		23,734,291

Internet & Catalog Retail - 0.2%
Ctrip.com International Ltd. (ADR) (a)	67,497	2,780,876

Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	346,800	8,949,698

Media - 5.7%
Altice NV-Class A (a)	604,000	9,018,588
CTS Eventim AG & Co. KGaA	372,033	11,372,852
Informa PLC	202,900	1,978,546
Liberty Global PLC-Class A (a)	26,215	761,808
Liberty Global PLC-Series C (a)	356,837	10,223,380
Liberty Global PLC LiLAC-Class C (a)	44,522	1,446,525
Liberty Global PLC LiLAC-Class A (a)	3,271	105,516
Naspers Ltd.-Class N	46,991	7,175,290
RELX PLC	444,020	8,176,370
Sky PLC	134,200	1,524,973
Thomson Reuters Corp.	131,010	5,300,432
Vivendi SA	618,955	11,579,849
Wolters Kluwer NV	202,320	8,192,177
WPP PLC	287,340	5,988,563

		82,844,869

Company	Shares	U.S. $ Value
Multiline Retail - 0.4%
B&M European Value Retail SA	1,568,370	$5,344,310

Specialty Retail - 0.1%
Industria de Diseno Textil SA	9,601	322,535
L’Occitane International SA	123,250	252,450
WH Smith PLC	58,270	1,224,165

		1,799,150

Textiles, Apparel & Luxury Goods - 0.6%
Samsonite International SA	2,424,400	6,697,180
Yue Yuen Industrial Holdings Ltd.	483,500	1,928,769

		8,625,949

		210,409,602

Health Care - 11.3%
Biotechnology - 0.4%
CSL Ltd.	62,780	5,294,399

Health Care Equipment & Supplies - 1.5%
Cochlear Ltd.	34,770	3,172,394
Essilor International SA	88,980	11,694,550
Sartorius AG (Preference Shares)	97,420	7,198,505

		22,065,449

Health Care Providers & Services - 0.9%
Ramsay Health Care Ltd.	237,070	12,812,567

Life Sciences Tools & Services - 1.1%
Eurofins Scientific SE	43,898	16,262,998

Pharmaceuticals - 7.4%
Aspen Pharmacare Holdings Ltd. (a)	37,910	935,203
GlaxoSmithKline PLC	653,889	14,042,256
Novartis AG (REG)	79,561	6,566,845
Novo Nordisk A/S-Class B	141,217	7,604,943
Ono Pharmaceutical Co., Ltd.	49,500	2,156,273
Recordati SpA	250,271	7,528,012
Roche Holding AG	160,660	42,394,925
Sanofi	118,780	9,868,560
Shire PLC	173,090	10,697,385
Teva Pharmaceutical Industries Ltd.	132,871	6,724,630

		108,519,032

		164,954,445

Consumer Staples - 11.3%
Food & Staples Retailing - 2.4%
Alimentation Couche-Tard, Inc.-Class B	45,928	1,972,279
Axfood AB	156,190	2,999,991
CP ALL PCL	784,200	1,121,402
Delhaize Group	193,450	20,434,948
Koninklijke Ahold NV	84,345	1,862,554
Loblaw Cos., Ltd.	72,130	3,858,434
Olam International Ltd.	1,586,484	2,189,641

		34,439,249

Company	Shares	U.S. $ Value
Food Products - 1.1%
Nestle SA (REG)	124,540	$9,649,148
Salmar ASA	210,530	6,265,007

		15,914,155

Household Products - 1.9%
Henkel AG & Co. KGaA (Preference Shares)	88,050	10,760,635
Reckitt Benckiser Group PLC	176,203	17,668,149

		28,428,784

Personal Products - 1.5%
Amorepacific Corp.	61	22,997
L’Oreal SA	45,386	8,689,296
Unilever PLC	282,520	13,536,985

		22,249,278

Tobacco - 4.4%
British American Tobacco PLC	760,998	49,334,746
Imperial Brands PLC	146,480	7,944,007
Japan Tobacco, Inc.	159,400	6,424,167

		63,702,920

		164,734,386

Industrials - 11.1%
Aerospace & Defense - 0.9%
Airbus Group SE	164,867	9,450,164
QinetiQ Group PLC	1,165,700	3,460,409

		12,910,573

Air Freight & Logistics - 0.2%
bpost SA	89,620	2,294,151

Airlines - 2.8%
International Consolidated Airlines Group SA	1,879,800	9,323,222
Japan Airlines Co., Ltd.	528,000	16,987,129
Qantas Airways Ltd. (a)	3,263,216	6,912,542
Ryanair Holdings PLC (Sponsored ADR)	109,684	7,627,426

		40,850,319

Commercial Services & Supplies - 1.1%
Babcock International Group PLC	300,489	3,632,978
Elior (b)	143,030	3,103,626
Regus PLC	1,908,865	7,380,900
Rentokil Initial PLC	755,380	1,950,700

		16,068,204

Industrial Conglomerates - 0.5%
Rheinmetall AG	132,950	7,907,694

Machinery - 2.6%
Hoshizaki Electric Co., Ltd.	136,200	13,333,185
IHI Corp.	3,118,000	8,404,540
JTEKT Corp.	1,049,300	11,893,258
KION Group AG	94,790	4,594,273

		38,225,256

Company	Shares	U.S. $ Value
Professional Services - 1.3%
Bureau Veritas SA	97,840	$2,054,153
Capita PLC	124,686	1,606,642
Experian PLC	375,210	7,118,506
Teleperformance	93,183	7,937,517

		18,716,818

Road & Rail - 0.9%
Central Japan Railway Co.	77,200	13,731,064

Trading Companies & Distributors - 0.8%
BOC Aviation Ltd. (a)	767,200	3,891,329
Brenntag AG	113,580	5,502,036
Bunzl PLC	87,300	2,686,093

		12,079,458

		162,783,537

Information Technology - 11.0%
Communications Equipment - 0.2%
VTech Holdings Ltd.	286,000	3,018,828

Electronic Equipment, Instruments & Components - 0.5%
Largan Precision Co., Ltd.	65,000	6,011,406
PAX Global Technology Ltd.	869,000	764,958

		6,776,364

Internet Software & Services - 0.4%
Baidu, Inc. (Sponsored ADR) (a)	14,226	2,349,424
Moneysupermarket.com Group PLC	1,076,440	3,900,020

		6,249,444

IT Services - 1.3%
Amadeus IT Holding SA-Class A	151,130	6,658,594
CGI Group, Inc.-Class A (a)	47,210	2,016,735
Obic Co., Ltd.	23,900	1,315,606
SCSK Corp.	115,100	4,311,599
Worldpay Group PLC (a)(b)	1,215,278	4,423,239

		18,725,773

Semiconductors & Semiconductor Equipment - 3.8%
ARM Holdings PLC	419,040	6,365,097
ASML Holding NV	137,780	13,562,805
Infineon Technologies AG	695,850	10,073,401
Novatek Microelectronics Corp.	1,680,000	6,296,448
SCREEN Holdings Co., Ltd.	1,063,000	11,569,906
Sumco Corp.	1,289,900	8,263,445

		56,131,102

Software - 4.2%
Check Point Software Technologies Ltd. (a)	33,230	2,647,766
Constellation Software, Inc./Canada	47,800	18,499,538
Dassault Systemes	164,773	12,423,223
NICE-Systems Ltd.	85,563	5,444,626
Nintendo Co., Ltd.	60,400	8,679,424
Oracle Corp. Japan	140,300	7,481,220
Sage Group PLC (The)	216,000	1,867,008

Company	Shares	U.S. $ Value
SAP SE	61,501	$4,619,041

		61,661,846

Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co., Ltd.	3,740	4,657,613
Samsung Electronics Co., Ltd. (GDR) (London) (b)	5,210	3,255,936

		7,913,549

		160,476,906

Energy - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Canadian Natural Resources Ltd.	231,260	7,134,969
JX Holdings, Inc.	3,724,100	14,536,347
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,276,948	35,027,186
Royal Dutch Shell PLC-Class A	350,806	9,634,937
Royal Dutch Shell PLC-Class B	282,300	7,799,546
TOTAL SA	625,759	30,008,892
Tupras Turkiye Petrol Rafinerileri AS	298,530	6,627,314
YPF SA (Sponsored ADR)	337,510	6,480,192

		117,249,383

Telecommunication Services - 7.1%
Diversified Telecommunication Services - 5.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	2,971,941	5,887,200
BT Group PLC	4,345,010	23,882,765
HKT Trust & HKT Ltd.-Class SS	5,480,000	7,911,215
Nippon Telegraph & Telephone Corp.	649,100	30,439,468
Singapore Telecommunications Ltd.	923,000	2,850,794
TDC A/S	2,016,010	9,879,395
Telenor ASA	137,870	2,282,163
Telstra Corp., Ltd.	733,800	3,067,086

		86,200,086

Wireless Telecommunication Services - 1.2%
Tower Bersama Infrastructure Tbk PT	4,642,500	2,327,212
Vodafone Group PLC	5,250,639	16,008,447

		18,335,659

		104,535,745

Materials - 2.9%
Chemicals - 2.5%
Arkema SA	126,609	9,679,595
Essentra PLC	1,296,414	8,894,685
Givaudan SA (REG)	2,150	4,329,077
JSR Corp.	433,500	5,740,892
Koninklijke DSM NV	137,745	7,946,566

		36,590,815

Containers & Packaging - 0.4%
Amcor Ltd./Australia	553,005	6,217,763

		42,808,578

Company	Shares	U.S. $ Value
Utilities - 1.4%
Electric Utilities - 1.3%
EDP - Energias de Portugal SA	4,056,315	$12,418,683
Korea Electric Power Corp.	134,000	7,033,924

		19,452,607

Independent Power and Renewable Electricity Producers - 0.1%
Huaneng Power International, Inc.-Class H	1,446,000	900,019

		20,352,626

Total Common Stocks (cost $1,383,196,213)		1,406,250,437

WARRANTS - 1.2%
Financials - 0.6%
Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Ltd., Deutsche Bank AG, expiring 1/30/17 (a)(b)	362,170	6,726,287
Housing Development Finance Corp., Ltd., Merrill Lynch Intl & Co., expiring 5/29/18 (a)	104,660	1,943,765

		8,670,052

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd., Merrill Lynch Intl & Co., expiring 11/29/18 (a)	181,620	1,965,432
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 1/08/19 (a)	114,574	4,333,690

		6,299,122

Health Care - 0.2%
Pharmaceuticals - 0.2%
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	210,770	2,382,836

Industrials - 0.0%
Construction & Engineering - 0.0%
IRB Infrastructure Developers Ltd., Merrill Lynch Intl & Co., expiring 9/09/19 (a)	24,352	76,990

Total Warrants (cost $14,113,872)		17,429,000

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
State Street Bank & Trust Co. 0.03%, dated 6/30/16 due 7/01/16 in the amount of $11,971,893 (collateralized by $11,800,000 U.S. Treasury Notes, 1.75% due 9/30/22, value $12,213,000) (cost $11,971,883)	$11,972	11,971,883

U.S. $ Value
Total Investments - 98.1% (cost $1,409,281,968)(c)	$1,435,651,320
Other assets less liabilities - 1.9%	27,331,736

Net Assets - 100.0%	$1,462,983,056

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	ILS	50,059	USD	13,057	9/20/16	$63,528
Barclays Bank PLC	TWD	263,546	USD	8,146	9/20/16	(54,913)
BNP Paribas SA	CAD	10,350	USD	8,162	9/20/16	149,401
BNP Paribas SA	USD	17,331	JPY	1,905,376	9/20/16	1,168,000
Citibank, NA	JPY	442,366	USD	4,272	9/20/16	(22,977)
Goldman Sachs Bank USA	KRW	14,480,194	USD	12,235	9/20/16	(314,887)
Goldman Sachs Bank USA	USD	33,084	JPY	3,615,927	9/20/16	2,022,409
JPMorgan Chase Bank	GBP	22,499	USD	30,775	9/20/16	801,706
Morgan Stanley & Co., Inc.	JPY	667,448	USD	6,269	9/20/16	(211,357)
Morgan Stanley & Co., Inc.	USD	41,275	SEK	335,342	9/20/16	(1,507,022)
Royal Bank of Scotland PLC	CAD	52,924	USD	41,493	9/20/16	521,754
Royal Bank of Scotland PLC	GBP	37,537	USD	54,391	9/20/16	4,383,684
Royal Bank of Scotland PLC	HKD	19,086	USD	2,461	9/20/16	(962)
Royal Bank of Scotland PLC	SEK	19,201	USD	2,286	9/20/16	9,427
Royal Bank of Scotland PLC	USD	3,289	AUD	4,441	9/20/16	14,366
Royal Bank of Scotland PLC	USD	8,226	EUR	7,248	9/20/16	(159,929)
Royal Bank of Scotland PLC	USD	15,596	GBP	11,101	9/20/16	(806,697)
Royal Bank of Scotland PLC	USD	52,141	JPY	5,535,531	9/20/16	1,602,660
Standard Chartered Bank	HKD	170,243	USD	21,957	9/20/16	(7,501)
Standard Chartered Bank	KRW	17,660,674	USD	15,214	9/20/16	(92,628)
State Street Bank & Trust Co.	AUD	4,441	USD	3,227	9/20/16	(76,265)
State Street Bank & Trust Co.	JPY	781,138	USD	7,390	9/20/16	(194,194)
State Street Bank & Trust Co.	USD	47,452	CHF	45,496	9/20/16	(655,631)
UBS AG	USD	15,344	GBP	10,705	9/20/16	(1,082,531)

						$5,549,441

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $28,861,092 or 2.0% of net assets.
(c)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $128,649,639 and gross unrealized depreciation of investments was $(102,280,287), resulting in net unrealized appreciation of $26,369,352.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN*

June 30, 2016 (unaudited)

19.7%	United Kingdom
17.0%	Japan
11.8%	France
8.4%	Netherlands
5.9%	Switzerland
5.9%	Australia
5.6%	Germany
3.2%	Canada
2.7%	Hong Kong
2.2%	Belgium
2.2%	South Korea
2.1%	Denmark
1.8%	India
1.6%	Israel
9.9%	Other

100.0%	Total Investments

*	All data are as of June 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Argentina, China, Finland, Hungary, Indonesia, Ireland, Italy, Norway, Philippines, Portugal, Singapore, South Africa, Spain, Sweden, Taiwan, Thailand, Turkey and United States.

Sanford C. Bernstein Fund, Inc.

International Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$3,251,075		$254,694,154		$	– 0	–	$257,945,229
Consumer Discretionary	40,994,379		169,415,223			– 0	–	210,409,602
Health Care	– 0	–	164,954,445			– 0	–	164,954,445
Consumer Staples	5,830,713		158,903,673			– 0	–	164,734,386
Industrials	11,518,755		151,264,782			– 0	–	162,783,537
Information Technology	25,513,463		134,963,443			– 0	–	160,476,906
Energy	13,615,161		103,634,222			– 0	–	117,249,383
Telecommunication Services	7,911,215		96,624,530			– 0	–	104,535,745
Materials	– 0	–	42,808,578			– 0	–	42,808,578
Utilities	– 0	–	20,352,626			– 0	–	20,352,626
Warrants	– 0	–	17,429,000			– 0	–	17,429,000
Short-Term Investments	11,971,883		– 0	–		– 0	–	11,971,883

Total Investments in Securities	120,606,644		1,315,044,676	(b)		– 0	–	1,435,651,320

Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts	– 0	–	10,736,935			– 0	–	10,736,935
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(5,187,494)			– 0	–	(5,187,494)

Total (c)(d)	$120,606,644		$1,320,594,117		$	– 0	–	$1,441,200,761

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	An amount of $23,925,282 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	There were no transfers from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 27.3%
Banks - 13.2%
Axis Bank Ltd.	703,190	$5,587,681
Banco Davivienda SA (Preference Shares)	1,044,061	9,608,203
Bangkok Bank PCL (NVDR)	996,700	4,512,076
Bank Mandiri Persero Tbk PT	16,170,000	11,701,500
Bank of China Ltd.-Class H	15,043,000	6,065,466
BGEO Group PLC (a)	49,580	1,736,392
China CITIC Bank Corp. Ltd.-Class H	10,007,000	6,108,159
China Construction Bank Corp.-Class H	7,264,000	4,851,917
China Development Financial Holding Corp.	8,625,000	2,091,952
Chongqing Rural Commercial Bank Co., Ltd.-Class H	8,797,000	4,491,852
Credicorp Ltd.	132,143	20,393,629
HDFC Bank Ltd.	733,237	14,827,150
ICICI Bank Ltd. (Sponsored ADR)	418,600	3,005,548
Industrial & Commercial Bank of China Ltd.-Class H	8,454,000	4,714,528
Itau Unibanco Holding SA (Preference Shares)	332,900	3,140,077
Kasikornbank PCL	597,700	2,934,071
Kasikornbank PCL (NVDR)	578,700	2,810,109
KB Financial Group, Inc.	868,507	24,696,813
OTP Bank PLC	408,450	9,140,036
Punjab National Bank (a)	2,003,489	3,166,951
Sberbank of Russia PJSC (Sponsored ADR)	697,574	6,084,561
Shinhan Financial Group Co., Ltd.	361,300	11,875,570

		163,544,241

Consumer Finance - 0.9%
Gentera SAB de CV	1,527,310	2,735,909
Samsung Card Co., Ltd.	145,950	5,288,931
Shriram Transport Finance Co., Ltd.	208,717	3,728,610

		11,753,450

Diversified Financial Services - 2.7%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,477,300	13,881,456
Cielo SA	440,500	4,643,193
Haci Omer Sabanci Holding AS	2,407,260	7,900,181
Power Finance Corp. Ltd.	1,044,580	2,662,170
Premium Leisure Corp.	158,838,000	3,990,992

		33,077,992

Insurance - 4.1%
AIA Group Ltd.	3,657,200	21,945,942
BB Seguridade Participacoes SA	552,200	4,832,158
Dongbu Insurance Co., Ltd.	150,200	9,040,613
Hyundai Marine & Fire Insurance Co., Ltd.	162,610	4,146,477
PICC Property & Casualty Co., Ltd.-Class H	6,754,000	10,666,222

		50,631,412

Real Estate Investment Trusts (REITs) - 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,131,660	3,119,027

Real Estate Management & Development - 4.5%
Aldar Properties PJSC	4,117,150	3,035,586

Company	Shares	U.S. $ Value
Ayala Land, Inc.	14,500,700	$12,028,699
China Overseas Land & Investment Ltd.	5,058,000	16,124,154
China Resources Land Ltd.	1,934,000	4,557,371
CIFI Holdings Group Co., Ltd.	26,640,000	6,605,220
Global Logistic Properties Ltd.	2,143,000	2,893,155
Kaisa Group Holdings Ltd. (a)(b)(c)	4,618,000	232,147
Parque Arauco SA	3,096,328	6,254,641
SM Prime Holdings, Inc.	6,282,500	3,670,247

		55,401,220

Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp., Ltd.	1,135,122	21,131,071

		338,658,413

Information Technology - 22.0%
Communications Equipment - 0.1%
BYD Electronic International Co., Ltd. (a)	2,124,500	1,196,401

Electronic Equipment, Instruments & Components - 1.8%
China Railway Signal & Communication Corp., Ltd.-Class H (a)(d)	5,937,000	3,962,808
Largan Precision Co., Ltd.	163,000	15,074,757
PAX Global Technology Ltd.	4,096,000	3,605,604

		22,643,169

Internet Software & Services - 5.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	155,740	12,386,002
Baidu, Inc. (Sponsored ADR) (a)	75,626	12,489,634
NAVER Corp.	26,829	16,620,984
Tencent Holdings Ltd.	1,228,000	28,201,907

		69,698,527

IT Services - 1.9%
HCL Technologies Ltd.	958,859	10,397,312
Tata Consultancy Services Ltd.	354,487	13,408,162

		23,805,474

Semiconductors & Semiconductor Equipment - 6.8%
Advanced Semiconductor Engineering, Inc.	10,010,794	11,389,231
Advanced Semiconductor Engineering, Inc. (ADR)	197,410	1,101,548
Chipbond Technology Corp.	4,832,000	6,208,642
Hua Hong Semiconductor Ltd. (a)(d)	4,067,000	3,809,273
Kinsus Interconnect Technology Corp.	1,364,000	3,001,917
Novatek Microelectronics Corp.	1,873,000	7,019,790
Taiwan Semiconductor Manufacturing Co., Ltd.	10,210,120	51,455,904

		83,986,305

Technology Hardware, Storage & Peripherals - 5.8%
Samsung Electronics Co., Ltd.	49,136	61,191,574
Samsung Electronics Co., Ltd. (Preference Shares)	9,311	9,605,108
Wistron Corp.	1,515,000	1,059,795

		71,856,477

		273,186,353

Company	Shares	U.S. $ Value
Consumer Discretionary - 12.6%
Auto Components - 1.1%
Hankook Tire Co., Ltd. (a)	312,420	$13,899,680

Automobiles - 2.9%
Chongqing Changan Automobile Co., Ltd.-Class B	3,564,996	4,993,785
Dongfeng Motor Group Co., Ltd.-Class H	8,504,000	8,963,653
Kia Motors Corp.	121,980	4,596,133
Tata Motors Ltd. (a)	1,524,024	10,416,097
Tata Motors Ltd.-Class A (a)	1,639,603	7,143,216

		36,112,884

Diversified Consumer Services - 1.9%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	407,883	17,082,140
TAL Education Group (ADR) (a)	103,300	6,410,798

		23,492,938

Hotels, Restaurants & Leisure - 0.9%
IMAX China Holding, Inc. (a)(d)	1,162,700	5,745,793
NagaCorp Ltd.	3,566,000	2,381,134
Yum! Brands, Inc.	36,767	3,048,720

		11,175,647

Household Durables - 0.9%
Even Construtora e Incorporadora SA	220,800	263,945
Skyworth Digital Holdings Ltd.	13,765,373	11,394,209

		11,658,154

Internet & Catalog Retail - 0.9%
Ctrip.com International Ltd. (ADR) (a)	202,670	8,350,004
JD.com, Inc. (ADR) (a)	107,506	2,282,352

		10,632,356

Media - 2.7%
Naspers Ltd.-Class N	207,433	31,673,978
Surya Citra Media Tbk PT	6,626,000	1,665,015

		33,338,993

Multiline Retail - 0.4%
Lotte Shopping Co., Ltd.	27,042	4,783,248

Textiles, Apparel & Luxury Goods - 0.9%
Titan Co., Ltd.	889,714	5,381,266
Yue Yuen Industrial Holdings Ltd.	1,612,500	6,432,556

		11,813,822

		156,907,722

Consumer Staples - 12.4%
Food & Staples Retailing - 4.1%
7-Eleven Malaysia Holdings Bhd	4,717,509	1,591,421
CP ALL PCL	10,268,100	14,683,324
Lenta Ltd. (GDR) (a)(d)	1,940,453	14,077,707
Magnit PJSC (Sponsored GDR)	56,807	1,887,378

Company	Shares	U.S. $ Value
X5 Retail Group NV (GDR) (a)(d)	914,956	$18,291,096

		50,530,926

Food Products - 3.0%
First Resources Ltd.	5,484,400	6,399,274
Gruma SAB de CV-Class B	301,885	4,342,707
Grupo Lala SAB de CV	1,200,120	2,646,066
JBS SA	2,456,400	7,646,858
Kernel Holding SA	115,340	1,549,059
MHP SA (GDR) (d)	178,090	1,638,428
Qinqin Foodstuffs Group Cayman Co., Ltd. (a)	232,600	329,797
WH Group Ltd. (a)(d)	16,618,000	13,161,370

		37,713,559

Household Products - 0.5%
LG Household & Health Care Ltd.	6,510	6,357,372

Personal Products - 2.5%
Amorepacific Corp.	34,652	13,063,438
AMOREPACIFIC Group	29,595	4,342,885
Hengan International Group Co., Ltd.	1,017,500	8,515,720
Unilever PLC	95,180	4,560,563

		30,482,606

Tobacco - 2.3%
British American Tobacco PLC	200,670	13,009,237
Gudang Garam Tbk PT	978,000	5,117,074
ITC Ltd.	1,874,593	10,279,905

		28,406,216

		153,490,679

Energy - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
CNOOC Ltd.	6,218,000	7,769,494
Cosan SA Industria e Comercio	997,700	10,345,667
Gazprom PAO (Sponsored ADR)	906,562	3,925,413
Gran Tierra Energy, Inc. (a)	811,856	2,727,238
KazMunaiGas Exploration Production JSC (GDR) (a)(d)	220,704	1,586,862
LUKOIL PJSC (Sponsored ADR)	577,420	24,096,479
Novatek OAO (Sponsored GDR) (d)	102,390	10,475,634
Tatneft PAO (Sponsored ADR)	203,037	6,239,327
Tupras Turkiye Petrol Rafinerileri AS	148,880	3,305,110
YPF SA (Sponsored ADR)	688,789	13,224,749

		83,695,973

Health Care - 4.6%
Biotechnology - 0.1%
Biocon Ltd.	75,845	836,747

Health Care Equipment & Supplies - 0.2%
Ginko International Co., Ltd.	295,000	3,082,020

Health Care Providers & Services - 0.8%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H (a)	4,561,100	10,113,689

Company	Shares	U.S. $ Value
Pharmaceuticals - 3.5%
Aspen Pharmacare Holdings Ltd. (a)	777,080	$19,169,813
Aurobindo Pharma Ltd.	150,580	1,660,037
Sun Pharmaceutical Industries Ltd.	1,827,815	20,762,484
Torrent Pharmaceuticals Ltd.	73,437	1,502,016

		43,094,350

		57,126,806

Industrials - 4.0%
Airlines - 0.1%
Air Arabia PJSC	4,170,300	1,491,944

Construction & Engineering - 2.2%
China Machinery Engineering Corp.-Class H	334,000	218,400
China Railway Group Ltd.-Class H (a)	8,436,000	6,340,389
Daelim Industrial Co., Ltd.	98,078	6,542,625
GS Engineering & Construction Corp. (a)	112,430	2,744,164
Hyundai Engineering & Construction Co., Ltd.	128,050	3,746,333
IRB Infrastructure Developers Ltd.	2,262,009	7,175,506

		26,767,417

Industrial Conglomerates - 1.0%
Bidvest Group Ltd. (The)	503,240	4,747,590
SM Investments Corp.	336,517	6,956,999

		11,704,589

Professional Services - 0.3%
51job, Inc. (ADR) (a)	143,046	4,192,678

Road & Rail - 0.1%
Globaltrans Investment PLC (Sponsored GDR) (d)	358,272	1,404,426

Trading Companies & Distributors - 0.3%
BOC Aviation Ltd. (a)	776,800	3,940,021

		49,501,075

Materials - 3.5%
Chemicals - 1.2%
LG Chem Ltd.	66,610	15,211,636

Construction Materials - 0.7%
Cemex Latam Holdings SA (a)	810,095	3,494,568
Grasim Industries Ltd. (GDR) (d)	68,654	4,742,175

		8,236,743

Metals & Mining - 1.0%
Novolipetsk Steel AO (GDR) (d)	735,790	9,636,168
Real Gold Mining Ltd. (a)(b)(c)	1,788,000	0	^
Severstal PAO (GDR) (d)	285,640	3,145,435

		12,781,603

Paper & Forest Products - 0.6%
China Forestry Holdings Co., Ltd. (a)(b)(c)	6,430,000	1

Company	Shares	U.S. $ Value
Nine Dragons Paper Holdings Ltd.	9,075,000	$6,981,336

		6,981,337

		43,211,319

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 2.4%
China Unicom Hong Kong Ltd.	7,194,000	7,520,182
Chunghwa Telecom Co., Ltd.	1,834,000	6,632,962
Chunghwa Telecom Co., Ltd. (Sponsored ADR)	84,220	3,057,186
KT Corp. (Sponsored ADR)	207,380	2,957,239
Telefonica Brasil SA (Preference Shares)	665,568	9,116,519
Telesites SAB de CV (a)	1,663,730	1,028,311

		30,312,399

Wireless Telecommunication Services - 1.0%
Tower Bersama Infrastructure Tbk PT (a)	23,968,000	12,014,782

		42,327,181

Utilities - 2.3%
Electric Utilities - 0.9%
Korea Electric Power Corp.	209,020	10,971,872

Independent Power and Renewable Electricity Producers - 0.5%
Huadian Power International Corp., Ltd.-Class H	13,858,000	6,641,994

Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	770,800	6,977,824
Cia de Saneamento de Minas Gerais-COPASA	415,400	3,827,737
Cia de Saneamento de Minas Gerais-COPASA (Receipt)	24,600	224,994

		11,030,555

		28,644,421

Total Common Stocks (cost $1,215,062,950)		1,226,749,942

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
State Street Bank & Trust Co. 0.03%, dated 6/30/16 due 7/01/16 in the amount $10,203,233 (collateralized by $10,060,000 U.S. Treasury Notes, 1.75% due 9/30/22, value $10,412,100) (cost $10,203,224)	$10,203	10,203,224

Total Investments - 99.6% (cost $1,225,266,174) (e)		1,236,953,166
Other assets less liabilities - 0.4%		5,587,011

Net Assets - 100.0%		$1,242,540,177

^	Less than $0.50.

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $91,677,175 or 7.4% of net assets.
(e)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $119,180,176 and gross unrealized depreciation of investments was $(107,493,184), resulting in net unrealized appreciation of $11,686,992.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN*

June 30, 2016 (unaudited)

19.4%	China
18.9%	South Korea
12.0%	India
9.1%	Taiwan
8.0%	Russia
5.3%	Brazil
4.9%	Hong Kong
4.5%	South Africa
2.5%	Indonesia
2.2%	Philippines
2.0%	Thailand
1.7%	Peru
1.4%	United Kingdom
1.2%	Turkey
6.9%	Other

100.0%	Total Investments

*	All data are as of June 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Argentina, Canada, Chile, Colombia, Cyprus, Georgia, Hungary, Kazakhstan, Malaysia, Mexico, Singapore, Ukraine, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$77,513,446		$260,912,820		$232,147		$338,658,413
Information Technology	25,977,184		247,209,169		– 0	–	273,186,353
Consumer Discretionary	37,437,959		119,469,763		– 0	–	156,907,722
Consumer Staples	26,885,884		126,274,998		329,797		153,490,679
Energy	61,894,446		21,801,527		– 0	–	83,695,973
Health Care	– 0	–	57,126,806		– 0	–	57,126,806
Industrials	9,537,125		39,963,950		– 0	–	49,501,075
Materials	3,494,568		39,716,750		1		43,211,319
Telecommunication Services	16,159,255		26,167,926		– 0	–	42,327,181
Utilities	11,030,555		17,613,866		– 0	–	28,644,421
Short-Term Investments	10,203,224		– 0	–	– 0	–	10,203,224

Total Investments in Securities	280,133,646		956,257,575	(a)	561,945		1,236,953,166
Other Financial Instruments	– 0	–	– 0	–	– 0	–	– 0	–

Total (b)(c)	$280,133,646		$956,257,575		$561,945		$1,236,953,166

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	An amount of $18,734,388 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(c)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/15	$779,634		$779,634
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(627,107)		(627,107)
Purchases	409,418		409,418
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/16	$561,945		$561,945

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(627,107)		$(627,107)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 24.4%
Industrial - 16.2%
Basic - 1.0%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	691	$728,912
Dow Chemical Co. (The)
7.375%, 11/01/29		700	938,545
8.55%, 5/15/19		3,226	3,829,375
Eastman Chemical Co.
3.80%, 3/15/25		3,020	3,191,781
Glencore Funding LLC
4.125%, 5/30/23 (a)		2,622	2,412,240
International Paper Co.
4.75%, 2/15/22		2,868	3,186,276
LyondellBasell Industries NV
5.75%, 4/15/24		6,074	7,229,317
Minsur SA
6.25%, 2/07/24 (a)		3,473	3,402,786
Mosaic Co. (The)
5.625%, 11/15/43		2,545	2,822,721
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		4,581	4,422,955
Vale Overseas Ltd.
6.875%, 11/21/36		1,825	1,660,750

			33,825,658

Capital Goods - 0.5%
General Electric Co. Series D
5.00%, 1/21/21(b)		1,879	1,993,619
Series G
5.625%, 5/01/18		20	21,682
Owens Corning
6.50%, 12/01/16 (c)		480	486,770
Republic Services, Inc.
3.80%, 5/15/18		8	8,371
5.25%, 11/15/21		4,903	5,666,632
5.50%, 9/15/19		6,718	7,502,011
Yamana Gold, Inc.
4.95%, 7/15/24		3,776	3,714,829

			19,393,914

Communications - Media - 2.4%
21st Century Fox America, Inc.
6.15%, 2/15/41		5,925	7,399,039
6.55%, 3/15/33		3,525	4,504,516
CBS Corp.
3.50%, 1/15/25		9,055	9,310,233
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		2,455	2,684,056
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,401	2,313,916
Discovery Communications LLC
3.45%, 3/15/25		4,849	4,744,228

	Principal Amount (000)		U.S. $ Value
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(b)	U.S.$	5,187	$5,349,094
S&P Global, Inc.
4.40%, 2/15/26		6,121	6,869,910
Time Warner Cable, Inc.
4.00%, 9/01/21		12	12,756
4.125%, 2/15/21		9,385	9,935,327
4.50%, 9/15/42		2,370	2,207,527
8.75%, 2/14/19		10	11,676
Time Warner, Inc.
3.55%, 6/01/24		8,072	8,575,661
3.60%, 7/15/25		6,420	6,793,291
4.70%, 1/15/21		5,650	6,302,050
Viacom, Inc.
5.25%, 4/01/44		1,878	1,759,844
5.625%, 9/15/19		2,220	2,447,161

			81,220,285

Communications - Telecommunications - 2.2%
America Movil SAB de CV
3.125%, 7/16/22		7,159	7,345,270
American Tower Corp.
5.05%, 9/01/20		10,745	11,947,688
AT&T, Inc.
1.40%, 12/01/17		16	16,026
1.75%, 1/15/18		15	15,082
3.40%, 5/15/25		16,815	17,200,181
3.80%, 3/15/22		3,001	3,188,031
4.45%, 4/01/24		6,859	7,535,359
4.60%, 2/15/21		3,225	3,529,072
5.80%, 2/15/19		50	55,418
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,130	955,840
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	4,705	5,367,911
Verizon Communications, Inc.
3.50%, 11/01/24		10,640	11,315,991
4.862%, 8/21/46		6,641	7,259,191

			75,731,060

Consumer Cyclical - Automotive - 1.2%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		4,755	4,862,282
3.664%, 9/08/24		6,294	6,518,192
5.00%, 5/15/18		11,532	12,218,546
5.875%, 8/02/21		4,933	5,657,707
General Motors Co.
3.50%, 10/02/18		3,880	3,994,751
General Motors Financial Co., Inc.
3.10%, 1/15/19		5,525	5,644,113
3.25%, 5/15/18		428	436,872
4.00%, 1/15/25		1,105	1,118,050
4.30%, 7/13/25		1,405	1,441,508

			41,892,021

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19	U.S.$	25	$27,227

Consumer Cyclical - Retailers - 0.6%
CVS Health Corp.
3.875%, 7/20/25		6,152	6,767,058
Kohl’s Corp.
5.55%, 7/17/45		4,380	4,079,331
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		9,065	9,604,204

			20,450,593

Consumer Non-Cyclical - 3.4%
AbbVie, Inc.
3.60%, 5/14/25		4,563	4,781,248
Actavis Funding SCS
3.80%, 3/15/25		7,992	8,326,289
3.85%, 6/15/24		2,531	2,648,659
Altria Group, Inc.
2.625%, 1/14/20		9,075	9,433,880
AstraZeneca PLC
6.45%, 9/15/37		2,470	3,371,357
Baxalta, Inc.
5.25%, 6/23/45		3,510	3,807,037
Bayer US Finance LLC
3.375%, 10/08/24 (a)		2,702	2,808,718
Becton Dickinson and Co.
3.734%, 12/15/24		3,952	4,256,865
Biogen, Inc.
4.05%, 9/15/25		7,188	7,737,530
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		62	72,495
Celgene Corp.
3.875%, 8/15/25		7,710	8,223,980
Gilead Sciences, Inc.
3.65%, 3/01/26		3,418	3,719,392
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		6,479	6,742,333
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		3,495	3,629,351
3.50%, 7/15/22 (a)		4,451	4,727,234
Laboratory Corp. of America Holdings
3.60%, 2/01/25		2,765	2,869,935
Medtronic, Inc.
3.50%, 3/15/25		9,065	9,881,983
Newell Brands, Inc.
3.15%, 4/01/21		8,420	8,771,805
3.85%, 4/01/23		2,457	2,606,064
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		492	506,334
3.90%, 12/15/24		3,115	3,158,152
Reynolds American, Inc.
5.85%, 8/15/45		2,103	2,687,068
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		3,518	3,839,528
Tyson Foods, Inc.
2.65%, 8/15/19		1,788	1,836,891

	Principal Amount (000)		U.S. $ Value
3.95%, 8/15/24	U.S.$	5,908	$6,377,361

			116,821,489

Energy - 3.3%
Encana Corp.
3.90%, 11/15/21		3,815	3,699,608
Energy Transfer Partners LP
6.70%, 7/01/18		3,915	4,165,677
7.50%, 7/01/38		7,035	7,767,351
EnLink Midstream Partners LP
5.05%, 4/01/45		5,872	4,798,070
Enterprise Products Operating LLC
3.35%, 3/15/23		5	5,136
3.70%, 2/15/26		7,714	8,027,636
5.20%, 9/01/20		2,133	2,399,806
Halliburton Co.
5.00%, 11/15/45		8,550	9,404,000
Husky Energy, Inc.
7.25%, 12/15/19		927	1,042,894
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		12,863	13,090,829
4.15%, 3/01/22		3,287	3,325,294
National Oilwell Varco, Inc.
2.60%, 12/01/22		14	13,054
Noble Energy, Inc.
3.90%, 11/15/24		4,729	4,804,243
8.25%, 3/01/19		10,609	12,150,626
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		6,155	5,780,136
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		1,196	1,167,550
Schlumberger Holdings Corp.
3.625%, 12/21/22 (a)		8,485	8,975,806
TransCanada PipeLines Ltd.
6.35%, 5/15/67		12,800	9,056,000
Valero Energy Corp.
6.125%, 2/01/20		6,995	7,894,648
Williams Partners LP
4.125%, 11/15/20		4,549	4,505,771

			112,074,135

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		2,724	2,736,419

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22		2,242	2,382,302

Technology - 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%, 6/15/23		8,505	8,824,558
Fidelity National Information Services, Inc.
3.50%, 4/15/23		1,145	1,188,832
5.00%, 10/15/25		3	3,406

	Principal Amount (000)		U.S. $ Value
Hewlett Packard Enterprise Co.	U.S.$	8,640	$9,027,262
4.90%, 10/15/25 (a)
HP, Inc.
4.65%, 12/09/21		2,366	2,558,517
KLA-Tencor Corp.
4.65%, 11/01/24		6,404	6,985,957
Lam Research Corp.
2.80%, 6/15/21		2,634	2,696,542
Micron Technology, Inc.
7.50%, 9/15/23		2,177	2,313,063
Motorola Solutions, Inc.
7.50%, 5/15/25		943	1,110,157
Seagate HDD Cayman
4.75%, 1/01/25		3,629	2,871,446
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		5,733	5,946,984
Total System Services, Inc.
2.375%, 6/01/18		2,940	2,962,638
3.75%, 6/01/23		3,042	3,089,534

			49,578,896

			556,133,999

Financial Institutions - 6.9%
Banking - 4.5%
American Express Co.
2.65%, 12/02/22		17	17,222
Bank of America Corp.
5.625%, 7/01/20		2,100	2,362,584
Series 1
3.75%, 7/12/16		25	25,012
Series G
3.30%, 1/11/23		2,739	2,818,834
Series L
5.65%, 5/01/18		5,700	6,108,394
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,961	2,560,681
Barclays PLC
3.65%, 3/16/25	U.S.$	1,846	1,775,056
BPCE SA
5.70%, 10/22/23 (a)		1,991	2,135,471
Citigroup, Inc.
3.875%, 3/26/25		6,580	6,639,582
Compass Bank
5.50%, 4/01/20		14,784	15,934,225
Cooperatieve Rabobank UA
3.95%, 11/09/22		1,581	1,635,040
4.375%, 8/04/25		6,380	6,664,089
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25		5,764	5,641,538
4.55%, 4/17/26		6,835	7,090,485
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		2,661	2,779,071
3.85%, 7/08/24		10,315	10,937,108
5.25%, 7/27/21		6	6,771
5.625%, 1/15/17		10	10,220
Series D

	Principal Amount (000)		U.S. $ Value
6.00%, 6/15/20	U.S.	$12,435	$14,188,770
JPMorgan Chase & Co.
6.125%, 6/27/17		50	52,295
Lloyds Banking Group PLC
3.10%, 7/06/21		800	805,262
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		801	873,880
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		9,248	10,068,695
Morgan Stanley
5.625%, 9/23/19		3,033	3,365,138
7.25%, 4/01/32		15	20,793
Series G
3.75%, 2/25/23		8	8,473
5.50%, 7/24/20		3,953	4,435,721
Murray Street Investment Trust I
4.647%, 3/09/17		1,107	1,131,867
Nationwide Building Society
6.25%, 2/25/20 (a)		13,470	15,436,580
PNC Funding Corp.
5.125%, 2/08/20		5	5,594
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)		3,880	3,865,450
Santander Issuances SAU
5.179%, 11/19/25		8,600	8,591,684
Santander UK PLC
5.00%, 11/07/23 (a)		5,085	5,219,747
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)		300	270,000
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	6,774,615
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		4,794	4,969,997

			155,225,944

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		4,965	5,661,619
HSBC Finance Corp.
6.676%, 1/15/21		110	123,256

			5,784,875

Insurance - 1.6%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		3,185	3,199,970
American International Group, Inc.
4.875%, 6/01/22		6,703	7,467,316
Coventry Health Care, Inc.
5.95%, 3/15/17		2,515	2,598,938
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		4,804	6,602,915
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		3,400	3,866,803
5.50%, 3/30/20		6,904	7,795,948
6.10%, 10/01/41		5	6,171

	Principal Amount (000)		U.S. $ Value
Lincoln National Corp.
8.75%, 7/01/19	U.S.$	3,071	$3,632,744
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		5,200	6,201,000
MetLife, Inc.
4.75%, 2/08/21		1,570	1,753,173
7.717%, 2/15/19		2,169	2,515,706
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,673	4,063,872
Prudential Financial, Inc.
4.50%, 11/15/20		8	8,829
5.625%, 6/15/43		2,875	2,998,108
XLIT Ltd.
5.50%, 3/31/45		1,600	1,580,486
6.25%, 5/15/27		5	6,016

			54,297,995

REITS - 0.6%
Host Hotels & Resorts LP Series D
3.75%, 10/15/23		202	203,473
Trust F/1401
5.25%, 12/15/24 (a)		4,871	4,980,598
Welltower, Inc.
5.25%, 1/15/22		12,820	14,401,360

			19,585,431

			234,894,245

Utility - 1.3%
Electric - 0.9%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		6,760	8,963,983
CMS Energy Corp.
5.05%, 3/15/22		1,476	1,687,421
Constellation Energy Group, Inc.
5.15%, 12/01/20		2,362	2,628,734
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,411
Entergy Corp.
4.00%, 7/15/22		6,096	6,541,526
Exelon Corp.
5.10%, 6/15/45		3,355	3,855,381
Exelon Generation Co. LLC
4.25%, 6/15/22		3,830	4,084,925
TECO Finance, Inc.
5.15%, 3/15/20		3,625	4,027,027

			31,793,408

Natural Gas - 0.4%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		12,130	13,173,556

			44,966,964

Total Corporates - Investment Grade (cost $791,046,768)			835,995,208

	Principal Amount (000)			U.S. $ Value
MORTGAGE PASS-THROUGHS - 19.6%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp. Series 2006
2.943% (LIBOR 12 Month + 2.07%), 12/01/36 (d)	U.S.$	2		$1,717
Series 2007
3.258% (LIBOR 12 Month + 2.17%), 3/01/37 (d)		2		2,449

				4,166

Agency Fixed Rate 15-Year - 2.4%
Federal Home Loan Mortgage Corp. Gold
6.00%, 7/01/17		0	**	103
Federal National Mortgage Association
3.50%, 10/01/25-9/01/30		27,533		29,246,736
2.50%, 7/01/31, TBA		51,093		52,860,266

				82,107,105

Agency Fixed Rate 30-Year - 17.2%
Federal Home Loan Mortgage Corp. Gold
4.00%, 1/01/45		33,056		36,286,412
5.00%, 8/01/33		3		3,780
Series 2007
5.50%, 7/01/35		1,905		2,167,228
4.50%, 3/01/37		83		93,145
4.00%, 7/01/46, TBA		43,520		46,580,000
Federal National Mortgage Association
4.00%, 2/01/32-2/01/46		72,708		79,582,014
3.50%, 12/01/41-10/01/45		140,921		151,174,434
3.00%, 5/01/45-8/01/45		34,583		35,922,996
Series AS6516
4.00%, 1/01/46		33,266		35,693,246
6.50%, 8/01/31-8/01/34		8		9,513
5.50%, 11/01/33-9/01/36		2,412		2,735,918
3.50%, 7/01/46, TBA		14,585		15,389,453
4.50%, 7/25/46, TBA		85,365		93,180,789
Series 2012
3.50%, 5/01/42		8		8,486
4.50%, 5/01/44		232		253,662
Series 2003
5.50%, 4/01/33-7/01/33		6,298		7,135,851
Series 2004
5.50%, 4/01/34-11/01/34		5,367		6,088,714
Series 2005
5.50%, 2/01/35		5,013		5,691,555
Series 2006
5.50%, 4/01/36		974		1,108,777
Government National Mortgage Association
3.00%, 11/20/45-12/20/45		17,743		18,558,256
Series 1996
8.50%, 11/15/26		0	**	334

	Principal Amount (000)		U.S. $ Value
3.50%, 7/01/46, TBA	U.S.$	50,944	$54,070,291

			591,734,854

Total Mortgage Pass-Throughs (cost $662,246,430)			673,846,125

ASSET-BACKED SECURITIES - 14.4%
Autos - Fixed Rate - 8.1%
Ally Auto Receivables Trust Series 2015-2, Class A3
1.49%, 11/15/19		6,239	6,284,198
Ally Master Owner Trust Series 2012-4, Class A
1.72%, 7/15/19		11,565	11,634,669
AmeriCredit Automobile Receivables Trust Series 2013-4, Class A3
0.96%, 4/09/18		58	57,510
Series 2014-1, Class A3
0.90%, 2/08/19		2,623	2,622,479
ARI Fleet Lease Trust Series 2014-A, Class A2
0.81%, 11/15/22 (a)		978	977,577
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A
2.97%, 2/20/20 (a)		16,846	17,269,113
Series 2016-1A, Class A
2.99%, 6/20/22		3,918	4,055,097
Bank of The West Auto Trust Series 2015-1, Class A3
1.31%, 10/15/19 (a)		11,267	11,307,618
California Republic Auto Receivables Trust Series 2014-2, Class A4
1.57%, 12/16/19		3,937	3,948,205
Series 2015-2, Class A3
1.31%, 8/15/19		5,333	5,344,126
Capital Auto Receivables Asset Trust Series 2014-1, Class B
2.22%, 1/22/19		1,960	1,975,074
CarMax Auto Owner Trust Series 2015-4, Class A3
1.56%, 11/16/20		5,179	5,227,254
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		5,136	5,203,300
CPS Auto Receivables Trust Series 2013-B, Class A
1.82%, 9/15/20 (a)		2,295	2,285,676
Series 2014-B, Class A
1.11%, 11/15/18 (a)		1,577	1,569,308
Drive Auto Receivables Trust Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)		1,331	1,330,898
Series 2016-AA, Class A2A
1.50%, 3/15/18 (a)		2,303	2,303,104
Series 2016-BA, Class A2
1.38%, 8/15/18		9,314	9,314,903

	Principal Amount (000)		U.S. $ Value
Enterprise Fleet Financing LLC Series 2014-1, Class A2
0.87%, 9/20/19 (a)	U.S.$	850	$848,822
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		3,577	3,564,186
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		9,366	9,355,169
Exeter Automobile Receivables Trust Series 2014-2A, Class A
1.06%, 8/15/18 (a)		220	219,769
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		3,040	3,037,666
Fifth Third Auto Trust Series 2014-3, Class A4
1.47%, 5/17/21		8,250	8,278,702
Flagship Credit Auto Trust Series 2016-2, Class D
8.56%, 11/15/23		3,030	3,114,477
Ford Credit Auto Lease Trust Series 2014-B, Class A3
0.89%, 9/15/17		2,586	2,586,007
Ford Credit Auto Owner Trust Series 2012-D, Class B
1.01%, 5/15/18		3,805	3,798,457
Series 2014-2, Class A
2.31%, 4/15/26 (a)		14,327	14,726,990
Series 2016-1, Class A
2.31%, 8/15/27 (a)		1,899	1,955,578
Ford Credit Floorplan Master Owner Trust Series 2015-2, Class A1
1.98%, 1/15/22		9,202	9,348,627
Series 2016-1, Class A1
1.76%, 2/15/21		4,164	4,206,897
GM Financial Automobile Leasing Trust Series 2015-2, Class A3
1.68%, 12/20/18		11,785	11,879,926
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
1.65%, 5/15/20 (a)		5,130	5,136,980
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3
1.10%, 9/15/19		8,705	8,708,491
Series 2015-1, Class A3
1.41%, 6/15/20		5,832	5,854,069
Hertz Vehicle Financing II LP Series 2015-2A, Class A
2.02%, 9/25/19 (a)		4,800	4,831,929
Series 2015-2A, Class C
3.95%, 9/25/19 (a)		3,400	3,396,109
Hertz Vehicle Financing LLC Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		21,065	21,073,910
Series 2016-1A, Class A
2.32%, 3/25/20 (a)		6,609	6,666,703

	Principal Amount (000)		U.S. $ Value
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3
1.40%, 11/15/18 (a)	U.S.$	5,547	$5,569,013
Hyundai Auto Receivables Trust Series 2012-B, Class C
1.95%, 10/15/18		3,525	3,529,877
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3
1.34%, 7/16/18		6,490	6,505,973
Nissan Auto Lease Trust Series 2015-A, Class A3
1.40%, 6/15/18		10,620	10,660,559
Santander Drive Auto Receivables Trust Series 2013-2, Class E
2.98%, 4/15/20		8,360	8,425,750
Series 2015-3, Class A2A
1.02%, 9/17/18		1,967	1,965,506
Series 2015-4,Class A2A
1.20%, 12/17/18		3,105	3,101,638
TCF Auto Receivables Owner Trust Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		2,870	2,868,011
Westlake Automobile Receivables Trust Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		4,717	4,719,708
Series 2016-2A, Class A2
1.57%, 6/17/19		4,962	4,967,841

			277,613,449

Credit Cards - Fixed Rate - 2.6%
American Express Credit Account Master Trust Series 2014-2, Class A
1.26%, 1/15/20		4,458	4,474,892
Barclays Dryrock Issuance Trust Series 2014-3, Class A
2.41%, 7/15/22		11,514	11,868,798
Series 2015-2, Class A
1.56%, 3/15/21		8,187	8,244,808
Series 2015-4, Class A
1.72%, 8/16/21		6,192	6,270,956
Capital One Multi-Asset Execution Trust Series 2015-A5, Class A5
1.60%, 5/17/21		7,831	7,927,340
Discover Card Execution Note Trust Series 2015-A2, Class A
1.90%, 10/17/22		10,835	11,086,177
Synchrony Credit Card Master Note Trust Series 2012-2, Class A
2.22%, 1/15/22		12,000	12,227,473
Series 2015-3, Class A
1.74%, 9/15/21		9,015	9,125,641
World Financial Network Credit Card Master Trust Series 2012-B, Class A
1.76%, 5/17/21		7,890	7,940,144
Series 2013-A, Class A
1.61%, 12/15/21		4,353	4,385,696

	Principal Amount (000)		U.S. $ Value
Series 2015-B, Class A
2.55%, 6/17/24	U.S.$	6,986	$7,268,844

			90,820,769

Autos - Floating Rate - 1.5%
BMW Floorplan Master Owner Trust Series 2015-1A, Class A
0.931% (LIBOR 1 Month + 0.50%),
7/15/20 (a)(d)		10,554	10,554,000
GE Dealer Floorplan Master Note Trust Series 2014-1, Class A
0.812% (LIBOR 1 Month + 0.38%),
7/20/19 (d)		6,227	6,212,438
Series 2015-1, Class A
0.932% (LIBOR 1 Month + 0.50%),
1/20/20 (d)		10,924	10,897,650
Hertz Fleet Lease Funding LP Series 2013-3, Class A
0.979% (LIBOR 1 Month + 0.55%),
12/10/27 (a)(d)		3,712	3,714,392
Series 2014-1, Class A
0.829% (LIBOR 1 Month + 0.40%),
4/10/28 (a)(d)		3,581	3,582,703
Navistar Financial Dealer Note Master Trust Series 2014-1, Class A
1.203% (LIBOR 1 Month + 0.75%),
10/25/19 (a)(d)		4,874	4,880,151
NCF Dealer Floorplan Master Trust Series 2014-1A, Class A
1.932% (LIBOR 1 Month + 1.50%),
10/20/20 (a)(d)		9,708	9,707,993
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A1
0.782% (LIBOR 1 Month + 0.35%),
7/22/19 (a)(d)		3,500	3,457,070

			53,006,397

Other ABS - Fixed Rate - 1.1%
Ascentium Equipment Receivables LLC Series 2015-2A, Class A1
1.00%, 11/10/16 (a)		383	382,859
Series 2016-1A, Class A2
1.75%, 11/13/18		2,430	2,434,535
CIT Equipment Collateral Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		1,864	1,864,210
CNH Equipment Trust Series 2014-B, Class A4
1.61%, 5/17/21		6,051	6,093,219
Series 2015-A, Class A4
1.85%, 4/15/21		6,392	6,471,902
Dell Equipment Finance Trust Series 2015-1, Class A3
1.30%, 3/23/20 (a)		3,460	3,459,650

	Principal Amount (000)		U.S. $ Value
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)	U.S.$	3,098	$3,100,741
SBA Tower Trust
3.156%, 10/15/20 (a)		7,996	8,105,945
Taco Bell Funding LLC Series 2016-1A, Class A2I
3.832%, 5/25/46		5,057	5,155,502

			37,068,563

Credit Cards - Floating Rate - 1.1%
Cabela’s Credit Card Master Note Trust Series 2012-1A, Class A2
0.961% (LIBOR 1 Month + 0.53%),
2/18/20 (a)(d)		7,700	7,696,666
Series 2014-1, Class A
0.781% (LIBOR 1 Month + 0.35%),
3/16/20 (d)		1,880	1,870,251
Discover Card Execution Note Trust Series 2015-A1, Class A1
0.881% (LIBOR 1 Month + 0.35%),
8/17/20 (d)		11,732	11,755,611
First National Master Note Trust Series 2013-2, Class A
0.961% (LIBOR 1 Month + 0.53%),
10/15/19 (d)		8,650	8,654,694
World Financial Network Credit Card Master Trust Series 2015-A, Class A
0.911% (LIBOR 1 Month + 0.48%),
2/15/22 (d)		6,720	6,711,764

			36,688,986

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust Series 2003-WF1, Class A2
1.561% (LIBOR 1 Month + 1.13%),
12/25/32 (d)		921	882,992
Residential Asset Securities Corp. Trust Series 2003-KS3, Class A2
1.036% (LIBOR 1 Month + 0.60%),
5/25/33 (d)		117	110,078
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A
0.736% (LIBOR 1 Month + 0.30%),
4/25/34 (d)		7	6,442

			999,512

Total Asset-Backed Securities (cost $492,600,665)			496,197,676

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.3%
Non-Agency Fixed Rate CMBS - 9.3%
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class AJ
5.611%, 9/11/41	U.S.$	5,707	$5,710,514
BHMS Mortgage Trust Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		9,720	10,211,522
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		11,325	12,061,545
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class D
4.877%, 9/10/45 (a)		5,027	4,683,286
Series 2015-GC27, Class A5
3.137%, 2/10/48		7,490	7,859,905
Series 2016-C1, Class A4
3.209%, 5/10/49		12,141	12,763,169
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class A4
5.767%, 5/15/46		3,693	3,805,985
Commercial Mortgage Trust Series 2006-C8, Class A1A
5.292%, 12/10/46		10,807	10,927,300
Series 2007-GG9, Class A4
5.444%, 3/10/39		17,029	17,185,441
Series 2007-GG9, Class AM
5.475%, 3/10/39		7,256	7,377,178
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		4,157	4,158,658
Series 2015-PC1, Class A5
3.902%, 7/10/50		7,135	7,840,155
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class AM
5.699%, 6/15/39		4,535	4,592,625
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4
3.718%, 8/15/48		9,682	10,521,383
DBUBS Mortgage Trust Series 2011-LC1A, Class E
5.646%, 11/10/46 (a)		4,018	4,244,039
GS Mortgage Securities Corp. II Series 2013-KING, Class A
2.706%, 12/10/27 (a)		11,905	12,182,929
GS Mortgage Securities Trust Series 2007-GG10, Class A4
5.794%, 8/10/45		5,427	5,560,128
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		707	697,236
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		6,804	7,057,082
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class AJ

	Principal Amount (000)		U.S. $ Value
5.48%, 5/15/45	U.S.$	4,128	$4,133,965
Series 2006-LDP9, Class AM
5.372%, 5/15/47		3,790	3,778,347
Series 2007-CB19, Class AM
5.702%, 2/12/49		4,080	4,153,851
Series 2007-LD12, Class A4
5.882%, 2/15/51		13,115	13,542,601
Series 2007-LD12, Class AM
6.01%, 2/15/51		3,522	3,651,112
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		15,716	15,993,741
Series 2007-LDPX, Class A3
5.42%, 1/15/49		45	45,564
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		168	168,719
Series 2011-C5, Class D
5.323%, 8/15/46 (a)		2,901	2,944,035
Series 2012-C6, Class E
5.192%, 5/15/45 (a)		3,967	3,757,522
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3
3.801%, 8/15/48		9,747	10,774,789
Series 2015-C32, Class C
4.669%, 11/15/48		5,623	5,238,627
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ
5.452%, 9/15/39		3,028	3,015,639
Series 2007-C1, Class AM
5.455%, 2/15/40		2,995	3,029,638
LSTAR Commercial Mortgage Trust Series 2014-2, Class A2
2.767%, 1/20/41(a)		5,312	5,359,914
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		7,000	6,916,101
Series 2016-4, Class A2
2.57%, 3/10/49		6,295	6,294,640
Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ
5.802%, 8/12/43		3,458	3,444,839
ML-CFC Commercial Mortgage Trust Series 2006-4, Class A1A
5.166%, 12/12/49		10,192	10,249,896
Series 2006-4, Class AJ
5.239%, 12/12/49		1,746	1,733,138
Series 2007-9, Class A4
5.70%, 9/12/49		20,174	20,985,365
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A4
3.091%, 8/10/49		4,728	5,008,766
Series 2012-C4, Class A5
2.85%, 12/10/45		9,467	9,894,981
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class E
5.888%, 1/10/45 (a)		2,285	2,466,970

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
6.009%, 6/15/45	U.S.$	1,301	$1,298,925
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class D
4.802%, 11/15/45(a)		3,326	3,204,183
Series 2013-C14, Class A5
3.337%, 6/15/46		9,893	10,611,819
Series 2014-C20, Class A2
3.036%, 5/15/47		6,029	6,286,367

			317,424,134

Non-Agency Floating Rate CMBS - 2.0%
Banc of America Commercial Mortgage Trust Series 2007-4, Class A1A
5.774%, 2/10/51 (c)		15,782	16,299,330
Commercial Mortgage Trust Series 2014-SAVA, Class A
1.577% (LIBOR 1 Month + 1.15%),
6/15/34 (a)(d)		3,437	3,395,579
H/2 Asset Funding NRE Series 2015-1A
2.099%, 6/24/49 (a)(d)		6,861	6,809,873
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-INN, Class A
1.351% (LIBOR 1 Month + 0.92%),
6/15/29(a)(d)		9,634	9,519,173
Series 2015-SGP, Class A
2.127% (LIBOR 1 Month + 1.70%),
7/15/36(a)(d)		8,990	9,006,856
Morgan Stanley Capital I Trust Series 2015-XLF2, Class AFSA
2.297% (LIBOR 1 Month + 1.87%),
8/15/26(a)(d)		3,265	3,249,661
Series 2015-XLF2, Class SNMA
2.377% (LIBOR 1 Month + 1.95%),
11/15/26(a)(d)		3,265	3,275,518
Resource Capital Corp., Ltd. Series 2014-CRE2, Class A
1.48% (LIBOR 1 Month + 1.05%),
4/15/32 (a)(d)		2,246	2,209,602
Starwood Retail Property Trust Series 2014-STAR, Class A
1.647% (LIBOR 1 Month + 1.22%),
11/15/27 (a)(d)		11,121	10,992,187
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C
4.61%, 12/15/47 (c)		5,778	5,592,580

			70,350,359

Total Commercial Mortgage-Backed Securities (cost $393,157,560)			387,774,493

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 7.5%
United States - 7.5%
U.S. Treasury Bonds
3.00%, 5/15/45	U.S.$	24,440	$28,091,678
3.125%, 8/15/44		14,806	17,428,276
3.375%, 5/15/44		5,710	7,036,736
3.625%, 8/15/43		33,991	43,854,889
3.75%, 11/15/43		10,205	13,464,222
4.75%, 2/15/37		5	7,438
6.25%, 5/15/30		13,949	21,926,012
8.125%, 8/15/19-8/15/21		986	1,297,184
U.S. Treasury Notes
1.625%, 5/15/26		18,279	18,502,801
1.75%, 9/30/19		3,696	3,811,541
2.00%, 11/15/21		9,093	9,531,664
2.125%, 8/15/21		630	663,912
2.25%, 11/15/25		51,626	55,078,275
2.375%, 8/15/24 (e)(f)		12,571	13,531,177
2.75%, 11/15/23		21,770	23,998,029

Total Governments - Treasuries (cost $232,518,737)			258,223,834

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%
Risk Share Floating Rate - 4.5%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
6.953% (LIBOR 1 Month + 6.50%),
4/25/26 (d)		3,236	3,255,725
Bellemeade Re Ltd. Series 2015-1A, Class M1
2.936% (LIBOR 1 Month + 2.50%),
7/25/25 (d)(g)(h)		2,376	2,370,557
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2
4.677% (LIBOR 1 Month + 4.25%),
11/25/23 (d)		8,185	8,240,798
Series 2014-DN2, Class M3
4.027% (LIBOR 1 Month + 3.60%),
4/25/24 (d)		2,091	2,040,934
Series 2014-DN3, Class M3
4.427% (LIBOR 1 Month + 4.00%),
8/25/24 (d)		9,650	9,616,100
Series 2014-DN4, Class M3
4.977% (LIBOR 1 Month + 4.55%),
10/25/24 (d)		2,500	2,547,864
Series 2014-HQ3, Class M3
5.177% (LIBOR 1 Month + 4.75%),
10/25/24 (d)		4,508	4,608,047
Series 2015-DNA1, Class M3
3.736% (LIBOR 1 Month + 3.30%),
10/25/27 (d)		675	664,962
Series 2015-DNA2, Class M2

	Principal Amount (000)		U.S. $ Value
3.036% (LIBOR 1 Month + 2.60%),
12/25/27 (d)	U.S.$	9,306	$9,453,378
Series 2015-DNA3, Class M3
5.136% (LIBOR 1 Month + 4.70%),
4/25/28 (d)		1,430	1,423,719
Series 2015-HQ1, Class M2
2.636% (LIBOR 1 Month + 2.20%),
3/25/25 (d)		2,155	2,172,382
Series 2015-HQA1, Class M2
3.086% (LIBOR 1 Month + 2.65%),
3/25/28 (d)		10,244	10,481,692
Series 2015-HQA2, Class M2
3.236% (LIBOR 1 Month + 2.80%),
5/25/28 (d)		3,151	3,226,041
Series 2015-HQA2, Class M3
5.236% (LIBOR 1 Month + 4.80%),
5/25/28 (d)		902	888,474
Series 2016-DNA1, Class M3
5.986% (LIBOR 1 Month + 5.55%),
7/25/28 (d)		3,230	3,352,602
Series 2016-DNA2, Class M3
5.103% (LIBOR 1 Month + 4.65%),
10/25/28 (d)		1,634	1,600,115
Series 2016-DNA3, Class M3
5.446% (LIBOR 1 Month + 5.00%),
12/25/28 (d)		6,760	6,735,093
Series 2016-HQA1, Class M3
6.796% (LIBOR 1 Month + 6.35%),
9/25/28 (d)		2,807	3,006,998
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 1M1
1.636% (LIBOR 1 Month + 1.20%),
7/25/24 (d)		1,823	1,827,829
Series 2014-C04, Class 1M2
5.336% (LIBOR 1 Month + 4.90%),
11/25/24 (d)		5,280	5,411,251
Series 2014-C04, Class 2M2
5.436% (LIBOR 1 Month + 5.00%),
11/25/24 (d)		4,465	4,532,779
Series 2015-C01, Class 1M2
4.736% (LIBOR 1 Month + 4.30%),
2/25/25 (d)		4,205	4,268,265
Series 2015-C01, Class 2M2
4.986% (LIBOR 1 Month + 4.55%),
2/25/25 (d)		6,066	6,232,623
Series 2015-C02, Class 2M2
4.436% (LIBOR 1 Month + 4.00%),
5/25/25 (d)		4,020	4,018,726
Series 2015-C03, Class 1M1
1.936% (LIBOR 1 Month + 1.50%),
7/25/25 (d)		3,045	3,050,387
Series 2015-C03, Class 1M2

	Principal Amount (000)		U.S. $ Value
5.436% (LIBOR 1 Month + 5.00%),
7/25/25 (d)	U.S.$	6,771	$6,811,212
Series 2015-C03, Class 2M2
5.436% (LIBOR 1 Month + 5.00%),
7/25/25 (d)		6,913	6,983,198
Series 2015-C04, Class 1M2
6.136% (LIBOR 1 Month + 5.70%),
4/25/28 (d)		2,029	2,090,678
Series 2015-C04, Class 2M2
5.986% (LIBOR 1 Month + 5.55%),
4/25/28 (d)		6,521	6,659,816
Series 2016-C01, Class 1M2
7.177% (LIBOR 1 Month + 6.75%),
8/25/28 (d)		4,533	4,943,736
Series 2016-C01, Class 2M2
7.377% (LIBOR 1 Month + 6.95%),
8/25/28 (d)		4,597	5,006,660
Series 2016-C02, Class 1M2
6.453% (LIBOR 1 Month + 6.00%),
9/25/28 (d)		4,864	5,140,294
Series 2016-C03, Class 1M2
5.753% (LIBOR 1 Month + 5.30%),
10/25/28 (d)		659	670,567
Series 2016-C03, Class 2M2
6.353% (LIBOR 1 Month + 5.90%),
10/25/28 (d)		4,253	4,412,769
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
4.686% (LIBOR 1 Month + 4.25%),
11/25/24 (d)(h)		1,128	1,112,616
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
5.686% (LIBOR 1 Month + 5.25%),
11/25/25 (d)(h)		3,997	3,953,814
Series 2015-WF1, Class 2M2
5.936% (LIBOR 1 Month + 5.50%),
11/25/25 (d)(h)		1,161	1,143,592

			153,956,293

Non-Agency Fixed Rate - 1.4%
Alternative Loan Trust Series 2005-20CB, Class 3A6
5.50%, 7/25/35		903	816,904
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		2,714	2,254,851
Series 2005-65CB, Class 2A6
6.00%, 12/25/35		2,939	2,677,328
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		1,284	1,133,223
Series 2006-24CB, Class A16
5.75%, 6/25/36		4,856	3,746,816
Series 2006-28CB, Class A14
6.25%, 10/25/36		3,024	2,365,115
Series 2006-J1, Class 1A13

	Principal Amount (000)		U.S. $ Value
5.50%, 2/25/36	U.S.$	1,653	$1,359,709
Series 2007-2CB, Class 2A4
5.75%, 3/25/37		1,937	1,552,581
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17
6.00%, 7/25/37		1,114	928,604
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4
2.628%, 5/25/35		2,955	2,745,972
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8
6.00%, 5/25/36		2,673	2,251,137
Series 2006-13, Class 1A18
6.25%, 9/25/36		3,429	2,833,264
Series 2006-13, Class 1A19
6.25%, 9/25/36		1,597	1,319,140
Series 2007-2, Class A16
6.00%, 3/25/37		3,303	2,823,305
Series 2007-HYB2, Class 3A1
2.819%, 2/25/47		5,774	4,409,871
Credit Suisse Mortgage Trust Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		4,589	3,792,603
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9
6.00%, 7/25/36		4,208	3,269,795
JP Morgan Mortgage Trust Series 2007-S3, Class 1A8
6.00%, 8/25/37		2,142	1,846,328
RBSSP Resecuritization Trust Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		5,403	4,632,633
Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A5
5.75%, 7/25/37		1,569	1,550,951

			48,310,130

Agency Floating Rate - 0.9%
Federal National Mortgage Association Series 2016-22, Class ST
5.647% (LIBOR 1 Month + 6.10%),
4/25/46 (d)(i)		26,512	5,103,097
Federal National Mortgage Association REMICs Series 2007-15, Class CI
5.927% (LIBOR 1 Month + 6.38%),
3/25/37(d)(i)		21,407	4,516,703
Series 2013-130, Class SN
6.197% (LIBOR 1 Month + 6.65%),
10/25/42 (d)(i)		25,573	4,757,830
Series 2015-66, Class AS
5.797% (LIBOR 1 Month + 6.25%),
9/25/45 (d)(i)		21,474	4,464,603
Series 2016-11, Class SG

	Principal Amount (000)		U.S. $ Value
5.69% (LIBOR 1 Month + 6.15%), 3/25/46 (d)(i)	U.S.$	27,118	$5,155,296
Series 2016-19, Class SA
5.647% (LIBOR 1 Month + 6.10%), 4/25/46 (d)(i)		31,139	5,601,093

			29,598,622

Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2
0.626% (LIBOR 1 Month + 0.19%), 12/25/36 (d)		7,802	4,608,788
HomeBanc Mortgage Trust Series 2005-1, Class A1
0.686% (LIBOR 1 Month + 0.25%), 3/25/35 (d)		3,277	2,762,580
RBSSP Resecuritization Trust Series 2010-9, Class 7A6
6.706%, 5/26/37 (a)(c)		4,842	3,693,591

			11,064,959

Agency Fixed Rate - 0.2%
Federal National Mortgage Association Series 2015-30, Class EI
5.00%, 5/25/45 (i)		27,668	5,096,594
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4
0.898%, 5/28/35		1,605	1,382,765

			6,479,359

Total Collateralized Mortgage Obligations (cost $251,129,475)			249,409,363

INFLATION-LINKED SECURITIES - 5.7%
United States - 5.7%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)		119,902	122,435,994
0.25%, 1/15/25		33,841	34,356,595
0.375%, 7/15/25 (TIPS)		36,529	37,613,030

Total Inflation-Linked Securities (cost $189,792,894)			194,405,619

CORPORATES - NON-INVESTMENT GRADE - 3.5%
Industrial - 1.9%
Basic - 0.1%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		1,212	1,214,569
Novelis, Inc.
8.375%, 12/15/17		809	827,203

			2,041,772

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20	U.S.$	3,310	$3,417,575

Communications - Media - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 5/01/26		3,380	3,430,700
CSC Holdings LLC
8.625%, 2/15/19		1,342	1,480,387

			4,911,087

Communications - Telecommunications - 0.4%
Numericable-SFR SA
5.375%, 5/15/22 (a)	EUR	712	800,888
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	10,125	9,669,375
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		3,440	3,371,200

			13,841,463

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
6.25%, 2/15/22 (a)		3,615	3,673,744
KB Home
4.75%, 5/15/19		3,146	3,153,865
MCE Finance Ltd.
5.00%, 2/15/21 (a)		2,225	2,208,312

			9,035,921

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.625%, 5/15/24		2,092	2,097,230

Consumer Non-Cyclical - 0.1%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)		3,920	3,145,800

Energy - 0.4%
Cenovus Energy, Inc.
3.00%, 8/15/22		350	319,501
5.70%, 10/15/19		1,637	1,731,473
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		3,212	2,288,514
ONEOK, Inc.
4.25%, 2/01/22		7,942	7,306,640
SM Energy Co.
6.50%, 1/01/23		359	333,870
Transocean, Inc.
6.50%, 11/15/20		3,700	3,288,190

			15,268,188

	Principal Amount (000)		U.S. $ Value
Technology - 0.3%
Advanced Micro Devices, Inc.
6.75%, 3/01/19	U.S.$	2,824	$2,711,040
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24		3,676	3,839,292
NXP BV/NXP Funding LLC
4.125%, 6/01/21		3,390	3,440,850

			9,991,182

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		2,909	2,632,645

			66,382,863

Financial Institutions - 1.3%
Banking - 1.1%
Bank of America Corp. Series Z
6.50%, 10/23/24 (b)		2,288	2,436,720
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		1,250	1,400,000
7.625%, 11/21/22		3,784	4,072,530
7.75%, 4/10/23		3,832	3,956,540
Credit Agricole SA
8.125%, 12/23/25 (a)(b)		1,440	1,440,000
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)		1,557	1,557,000
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		7,068	6,470,733
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)		3,734	3,649,985
Royal Bank of Scotland Group PLC Series U
7.64%, 9/30/17 (b)		2,900	2,755,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		819	851,626
Societe Generale SA
5.922%, 4/05/17 (a)(b)		1,160	1,169,663
8.00%, 9/29/25 (a)(b)		2,576	2,460,080
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		5,567	5,806,431

			38,026,308

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		2,700	2,787,750
International Lease Finance Corp.
5.875%, 4/01/19		2,682	2,859,682

	Principal Amount (000)		U.S. $ Value
Navient Corp.
7.25%, 1/25/22	U.S.$	875	$833,438

			6,480,870

			44,507,178

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		3,427	3,863,942
NRG Energy, Inc. Series WI
6.25%, 5/01/24		2,593	2,468,225

			6,332,167

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		3,570	3,587,850

Total Corporates - Non-Investment Grade (cost $122,049,240)			120,810,058

AGENCIES - 2.3%
Agency Debentures - 2.3%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $69,874,190)		81,666	77,963,917

EMERGING MARKETS - TREASURIES - 0.9%
Brazil - 0.9%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/17-1/01/27
(cost $31,098,270)	BRL	106,375	30,720,175

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20	U.S.$	7,084	6,843,852

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		2,685	2,332,594

Israel - 0.2%
Israel Electric Corp. Ltd. Series 6
5.00%, 11/12/24 (a)		7,000	7,472,500

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (b)		5,235	4,790,025

Total Governments - Sovereign Agencies (cost $22,007,212)			21,438,971

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California Series 2010
5.75%, 3/01/17	U.S.$	10	$10,337
7.625%, 3/01/40		8,520	13,467,990

Total Local Governments - Municipal Bonds (cost $8,664,415)			13,478,327

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Mexico - 0.1%
Mexico Government International Bond Series E
5.95%, 3/19/19		1,812	2,024,004

Qatar - 0.2%
Qatar Government International Bond
2.375%, 6/02/21		7,054	7,124,540

Total Governments - Sovereign Bonds (cost $8,975,511)			9,148,544

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Chile - 0.2%
Corp. Nacional del Cobre de Chile
4.50%, 9/16/25 (a)		4,294	4,494,667
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		2,510	2,667,066

Total Quasi-Sovereigns (cost $6,726,787)			7,161,733

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt Logan Re Ltd. (Preference Shares) (j)(k)(l) (cost $4,488,000)		4,488	4,482,543

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)	U.S.$	4,673	1,859,854
7.125%, 6/26/42 (a)		1,770	761,100

Total Emerging Markets - Corporate Bonds (cost $5,292,953)			2,620,954

Company	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 6.1%
Agency Discount Note - 2.9%
Federal Home Loan Bank Zero Coupon 11/04/16 (cost $99,839,000)	U.S.$	100,000	$99,839,000

Certificates of Deposit - 1.6%
Canadian Imperial Bank of Commerce/New York
0.799% (LIBOR 1 Month + 0.35%), 11/28/16 (d)		20,222	20,222,000
Wells Fargo Bank NA
0.797% (LIBOR 1 Month + 0.35%), 10/05/16 (d)		33,599	33,599,000

Total Certificates of Deposit (cost $53,821,000)			53,821,000

Agencies – 1.6%
Federal Home Loan Bank
0.418% (LIBOR 1 Month - 0.03%), 11/18/16 (d) (cost $56,170,000)		56,170	56,165,731

Total Short-Term Investments (cost $209,830,000)			209,825,731

Total Investments - 104.7% (cost $3,501,499,107) (m)			3,593,503,271
Other assets less liabilities - (4.7)% (n)			(162,547,350)

Net Assets – 100.0%			$3,430,955,921

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	950	September 2016	$207,467,578	$208,361,720	$894,142
U.S. T-Note 5 Yr (CBT) Futures	4,900	September 2016	587,739,526	598,603,909	10,864,383
U.S. Ultra Bond (CBT) Futures	825	September 2016	144,436,099	153,759,375	9,323,276
Sold Contracts
Euro-BOBL Futures	778	September 2016	114,224,847	115,348,284	(1,123,437)
U.S. T-Note 10 Yr (CBT) Futures	114	September 2016	14,779,736	15,160,219	(380,483)

					$19,577,881

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	8,381	INR	564,408	7/15/16	$(36,213)
BNP Paribas SA	CAD	22,588	USD	17,545	9/08/16	59,184
Citibank	BRL	52,417	USD	14,410	7/05/16	(1,907,216)
Citibank	USD	16,330	BRL	52,417	7/05/16	(12,709)
Deutsche Bank AG	MYR	53,141	USD	13,626	7/15/16	302,341
Goldman Sachs Bank USA	BRL	52,417	USD	16,330	7/05/16	12,709
Goldman Sachs Bank USA	USD	15,656	BRL	52,417	7/05/16	661,377
Goldman Sachs Bank USA	USD	13,043	MYR	53,248	7/15/16	307,875
Goldman Sachs Bank USA	BRL	52,417	USD	15,536	8/02/16	(640,291)
Goldman Sachs Bank USA	USD	16,014	MXN	303,632	8/04/16	547,286
Goldman Sachs Bank USA	BRL	50,216	USD	10,920	1/04/17	(3,891,005)
HSBC Bank USA	GBP	14,818	USD	21,412	7/21/16	1,683,416
JPMorgan Chase Bank	USD	19,073	GBP	13,811	7/21/16	(685,344)
JPMorgan Chase Bank	AUD	25,034	USD	18,621	8/12/16	(23,532)
JPMorgan Chase Bank	CAD	20,740	USD	15,978	9/08/16	(77,221)
Morgan Stanley & Co., Inc.	USD	7,133	INR	482,407	7/15/16	(132)
Morgan Stanley & Co., Inc.	EUR	13,593	USD	15,188	7/20/16	94,963
Standard Chartered Bank	SGD	36,148	USD	26,716	7/15/16	(116,432)
Standard Chartered Bank	TWD	844,011	USD	25,858	8/05/16	(382,299)
State Street Bank & Trust Co.	EUR	5,268	USD	6,035	7/20/16	185,705
State Street Bank & Trust Co.	USD	4,151	EUR	3,717	7/20/16	(24,097)

						$(3,941,635)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)%	0.65%	$117,960	$(1,249,442)	$(258,822)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	226,950	3/11/17	2.140%	3 Month BBSW	$(271,662)
Morgan Stanley & Co., LLC/(CME Group)		197,580	6/09/17	2.218%	3 Month BBSW	(499,756)
Morgan Stanley & Co., LLC/(CME Group)		142,190	10/30/17	1.915%	3 Month BBSW	(78,394)
Morgan Stanley & Co., LLC/(CME Group)		143,600	4/27/18	2.213%	3 Month BBSW	(781,948)

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NOK	1,996,020	5/12/18	0.954%	6 Month NIBOR	$(123,366)
Morgan Stanley & Co., LLC/(CME Group)		663,640	5/19/18	1.007%	6 Month NIBOR	(118,051)
Morgan Stanley & Co., LLC/(CME Group)	GBP	25,722	6/05/20	6 Month LIBOR	1.651%	1,529,165
Morgan Stanley & Co., LLC/(CME Group)	AUD	34,700	3/11/25	6 Month BBSW	2.973%	1,712,279
Morgan Stanley & Co., LLC/(CME Group)		21,430	6/09/25	6 Month BBSW	3.384%	1,595,393
Morgan Stanley & Co., LLC/(CME Group)		$56,080	11/10/25	2.256%	3 Month LIBOR	(4,767,510)
Morgan Stanley & Co., LLC/(CME Group)	NOK	247,890	5/12/26	6 Month NIBOR	1.556%	644,908
Morgan Stanley & Co., LLC/(CME Group)		$22,630	6/28/26	1.460%	3 Month LIBOR	(177,975)

						$(1,336,917)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc.,
7.75%, 8/01/20, 3/20/19*	(5.00)%	5.90%		$2,830	$65,206	$137,616	$(72,410)
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	7.33		4,718	276,945	(172,201)	449,146
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	7.33		5,407	317,388	(204,630)	522,018
Sale Contracts
Credit Suisse International
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00	0.78		12,540	13,363	(107,792)	121,155
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00%	0%		$5,023	$(370,027)	$(351,004)	$(19,023)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	– 0	–	8,500	(626,167)	(634,819)	8,652

					$(323,292)	$(1,332,830)	$1,009,538

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$50,590	1/30/17	1.059%	3 Month LIBOR	$(284,669)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at June 30, 2016
Credit Suisse Securities (USA) LLC+	(1.50	)%*	—	$5,100,699

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2016
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Governments - Treasuries	$5,100,699	$	– 0	–	$	– 0	–	$	– 0	–	$5,100,699

Total	$5,100,699	$	– 0	–	$	– 0	–	$	– 0	–	$5,100,699

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $536,950,972 or 15.7% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Variable rate coupon, rate shown as of June 30, 2016.

(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.
(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Fair valued by the Adviser.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.25% of net assets as of June 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2015-1A, Class M1
2.936%, 7/25/25	7/27/15	$2,376,498	$2,370,557	0.07%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
4.686%, 11/25/24	11/06/15	1,112,506	1,112,616	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
5.686%, 11/25/25	9/28/15	3,997,274	3,953,814	0.12%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
5.936%, 11/25/25	9/28/15	1,160,718	1,143,592	0.03%

(i)	IO - Interest Only
(j)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(k)	Effective prepayment date of April 2017.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$4,488,000	$4,482,543	0.13%

(m)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $128,292,910 and gross unrealized depreciation of investments was $(36,288,746), resulting in net unrealized appreciation of $92,004,164.
(n)	An amount of U.S. $9,780,608 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages

BA	-	Banker’s Acceptance
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$835,995,208		$	– 0	–	$835,995,208
Mortgage Pass-Throughs		– 0	–	673,846,125			– 0	–	673,846,125
Asset-Backed Securities		– 0	–	481,936,717			14,260,959		496,197,676
Commercial Mortgage-Backed Securities		– 0	–	292,357,764			95,416,729		387,774,493
Governments - Treasuries		– 0	–	258,223,834			– 0	–	258,223,834
Collateralized Mortgage Obligations		– 0	–	243,783,081			5,626,282		249,409,363
Inflation-Linked Securities		– 0	–	194,405,619			– 0	–	194,405,619
Agencies		– 0	–	134,129,648			– 0	–	134,129,648
Corporates - Non-Investment Grade		– 0	–	120,810,058			– 0	–	120,810,058
Emerging Markets - Treasuries		– 0	–	30,720,175			– 0	–	30,720,175
Governments - Sovereign Agencies		– 0	–	21,438,971			– 0	–	21,438,971
Local Governments - Municipal Bonds		– 0	–	13,478,327			– 0	–	13,478,327
Governments - Sovereign Bonds		– 0	–	9,148,544			– 0	–	9,148,544
Quasi-Sovereigns		– 0	–	7,161,733			– 0	–	7,161,733
Common Stocks		– 0	–	– 0	–		4,482,543		4,482,543
Emerging Markets - Corporate Bonds		– 0	–	2,620,954			– 0	–	2,620,954
Short-Term Investments:
Agency Discount Notes		– 0	–	99,839,000			– 0	–	99,839,000
Certificates of Deposit		– 0	–	53,821,000			– 0	–	53,821,000

Total Investments in Securities		– 0	–	3,473,716,758			119,786,513		3,593,503,271

Other Financial Instruments (a):
Assets:
Futures		21,081,801		– 0	–		– 0	–	21,081,801
Forward Currency Exchange Contracts		– 0	–	3,854,856			– 0	–	3,854,856
Centrally Cleared Interest Rate Swaps		– 0	–	5,481,745			– 0	–	5,481,745
Credit Default Swaps		– 0	–	1,100,971			– 0	–	1,100,971
Liabilities:
Futures		(1,503,920)		– 0	–		– 0	–	(1,503,920)
Forward Currency Exchange Contracts		– 0	–	(7,796,491)			– 0	–	(7,796,491)
Centrally Cleared Credit Default Swaps		– 0	–	(258,822)			– 0	–	(258,822)
Centrally Cleared Interest Rate Swaps		– 0	–	(6,818,662)			– 0	–	(6,818,662)
Credit Default Swaps		– 0	–	(91,433)			– 0	–	(91,433)
Interest Rate Swaps		– 0	–	(284,669)			– 0	–	(284,669)

Total (b)		$19,577,881		$3,468,904,253			$119,786,513		$3,608,268,647

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/15	$43,267,569		$64,874,812		$151,288,322
Accrued discounts/(premiums)	22,756		(78,097)		12,729
Realized gain (loss)	(288,772)		(684,713)		2,297,094
Change in unrealized appreciation/depreciation	452,630		(1,150,237)		(118,736)
Purchases/Payups	14,774,000		38,596,333		3,235,503
Sales/Paydowns	(19,040,983)		(13,150,732)		(9,736,912)
Transfers in to Level 3	– 0	–	7,009,363		– 0	–
Transfers out of Level 3	(24,926,241)		– 0	–	(141,351,718)

Balance as of 6/30/16	$14,260,959		$95,416,729		$5,626,282

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$217,589		$(1,313,819)		$17,379

	Common Stocks		Total
Balance as of 9/30/15	$5,671,734		$265,102,437
Accrued discounts/(premiums)	– 0	–	(42,612)
Realized gain (loss)	(4,238)		1,319,371
Change in unrealized appreciation/depreciation	(277,191)		(1,093,534)
Purchases/Payups	– 0	–	56,605,836
Sales/Paydowns	(907,762)		(42,836,389)
Transfers in to Level 3	– 0	–	7,009,363	(a)
Transfers out of Level 3	– 0	–	(166,277,959	) (b)

Balance as of 6/30/16	$4,482,543		$119,786,513

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(277,191)		$(1,356,042)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.
(b)	An amount of $166,277,959 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

As of June 30, 2016, all Level 3 securities were priced i) by third party vendors, ii) at net asset value, or iii) using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 34.5%
United States - 34.5%
U.S. Treasury Notes
0.625%, 6/30/18	U.S.$	6,770	$6,773,175
0.75%, 1/31/18		40,053	40,161,244
0.875%, 11/30/17-3/31/18		56,712	56,948,851
1.25%, 4/30/19		3,500	3,555,097
1.375%, 1/31/21		9,272	9,436,068

Total Governments - Treasuries (cost $116,440,915)			116,874,435

CORPORATES - INVESTMENT GRADE - 19.2%
Financial Institutions - 12.1%
Banking - 11.4%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		1,498	1,532,772
American Express Credit Corp.
1.30%, 7/29/16		1,745	1,745,604
Bank of America NA
1.65%, 3/26/18		860	865,158
Barclays PLC
2.00%, 3/16/18		880	876,591
BNP Paribas SA
2.375%, 9/14/17-5/21/20		2,421	2,460,191
Capital One Bank USA NA
1.15%, 11/21/16		1,000	1,000,785
Citigroup, Inc.
1.136% (LIBOR 3 Month + 0.52%), 5/01/17 (b)		898	898,116
1.325% (LIBOR 3 Month + 0.70%), 11/24/17 (b)		992	992,945
2.05%, 6/07/19		860	865,919
Compass Bank
1.85%, 9/29/17		950	947,219
Credit Agricole SA/London
3.00%, 10/01/17 (a)		1,400	1,425,661
Credit Suisse AG/New York NY
Series G
1.375%, 5/26/17		1,196	1,196,978
Deutsche Bank AG
Series G
2.85%, 5/10/19		860	860,602
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16		940	940,604
Goldman Sachs Group, Inc. (The)
1.779% (LIBOR 3 Month + 1.16%), 4/23/20 (b)		876	873,449
HSBC USA, Inc.
1.70%, 3/05/18		884	884,559
Huntington National Bank (The)
2.20%, 11/06/18		940	951,508
JPMorgan Chase & Co.
1.145% (LIBOR 3 Month + 0.51%), 3/01/18 (b)		896	894,543
KeyBank NA/Cleveland OH
1.70%, 6/01/18		1,270	1,276,045

	Principal Amount (000)		U.S. $ Value
Lloyds Bank PLC
1.75%, 3/16/18	U.S.$	1,539	$1,534,999
Lloyds Banking Group PLC
3.10%, 7/06/21		800	805,555
Mizuho Bank Ltd.
1.053% (LIBOR 3 Month + 0.45%), 9/25/17 (a)(b)		1,935	1,927,024
Morgan Stanley
1.875%, 1/05/18		859	863,859
5.625%, 9/23/19		888	985,243
PNC Bank NA
1.80%, 11/05/18		940	951,398
PNC Funding Corp.
2.70%, 9/19/16		1,890	1,894,349
Societe Generale SA
2.75%, 10/12/17		1,220	1,239,971
UBS AG/Stamford CT
Series G
1.80%, 3/26/18		1,372	1,385,053
US Bank NA/Cincinnati OH
1.101% (LIBOR 3 Month + 0.48%), 10/28/19 (b)		714	712,946
1.40%, 4/26/19		870	875,171
1.45%, 1/29/18		1,000	1,006,903
Wells Fargo & Co.
2.125%, 4/22/19		1,427	1,457,725
Westpac Banking Corp.
1.65%, 5/13/19		1,380	1,388,689

			38,518,134

Insurance - 0.7%
Aetna, Inc.
1.90%, 6/07/19		1,050	1,063,639
MetLife, Inc.
1.756%, 12/15/17		1,271	1,282,895
Principal Life Global Funding II
1.50%, 4/18/19		236	236,742

			2,583,276

			41,101,410

Industrial - 6.8%
Basic - 0.5%
Monsanto Co.
0.82% (LIBOR 3 Month + 0.20%), 11/07/16 (b)		1,590	1,589,073

Communications - Telecommunications - 0.8%
America Movil SAB de CV
5.00%, 3/30/20		744	824,370
AT&T, Inc.
1.40%, 12/01/17		2,035	2,038,258

			2,862,628

Consumer Cyclical - Automotive - 1.8%
Daimler Finance NA Corp. LLC
1.50%, 7/05/19		1,350	1,347,988

	Principal Amount (000)		U.S. $ Value
Ford Motor Credit Co. LLC
1.461%, 3/27/17	U.S.$	1,027	$1,028,820
General Motors Financial Co., Inc.
3.10%, 1/15/19		960	980,697
Harley-Davidson Financial Services, Inc.
2.25%, 1/15/19 (a)		1,115	1,137,483
Volkswagen International Finance NV
1.125%, 11/18/16 (a)		1,595	1,594,998

			6,089,986

Consumer Cyclical - Retailers - 0.1%
Lowe’s Cos., Inc.
1.15%, 4/15/19		273	273,418

Consumer Non-Cyclical - 2.0%
AbbVie, Inc.
1.75%, 11/06/17		2,000	2,011,812
Actavis, Inc.
6.125%, 8/15/19		852	956,139
Celgene Corp.
2.125%, 8/15/18		952	966,229
Gilead Sciences, Inc.
3.05%, 12/01/16		1,880	1,895,995
Mylan NV
2.50%, 6/07/19		850	861,286

			6,691,461

Energy - 0.4%
Schlumberger Holdings Corp.
2.35%, 12/21/18 (a)		1,480	1,508,875

Services - 0.5%
eBay, Inc.
2.50%, 3/09/18		431	438,866
Visa, Inc.
2.20%, 12/14/20		1,180	1,216,675

			1,655,541

Technology - 0.7%
Cisco Systems, Inc.
0.913% (LIBOR 3 Month + 0.28%), 3/03/17 (b)		1,515	1,517,250
QUALCOMM, Inc.
1.40%, 5/18/18		804	811,148

			2,328,398

			22,999,380

Utility - 0.3%
Electric - 0.3%
Georgia Power Co.
1.95%, 12/01/18		930	945,967

Total Corporates - Investment Grade (cost $64,688,696)			65,046,757

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 18.4%
Autos - Fixed Rate - 9.5%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	U.S.$	629	$633,557
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		1,099	1,104,365
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		111	110,609
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,095	1,100,514
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		1,839	1,885,189
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		1,131	1,135,077
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19		502	503,047
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		1,558	1,572,516
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		772	782,116
Drive Auto Receivables Trust
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)		120	120,104
Series 2016-AA, Class A2A
1.50%, 3/15/18 (a)		298	297,664
Series 2016-BA, Class A2
1.38%, 8/15/18		941	941,091
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		125	124,313
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		675	672,613
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		913	912,251
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		838	840,915
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17		560	560,301
Ford Credit Auto Owner Trust
Series 2013-A, Class D
1.86%, 8/15/19		752	753,531
Series 2014-2, Class A
2.31%, 4/15/26 (a)		1,274	1,309,568

	Principal Amount (000)		U.S. $ Value
Series 2016-1, Class A
2.31%, 8/15/27 (a)	U.S.$	728	$749,690
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1
1.20%, 2/15/19		1,300	1,301,083
Series 2016-1, Class A1
1.76%, 2/15/21		587	593,047
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		1,020	1,028,216
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		469	469,444
Series 2016-1, Class A1
1.96%, 5/17/21		853	859,239
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		1,640	1,640,594
Series 2015-1, Class A3
1.41%, 6/15/20		492	493,862
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (a)		470	473,126
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		940	940,398
Series 2016-1A, Class A
2.32%, 3/25/20 (a)		566	570,942
Honda Auto Receivables Owner Trust
Series 2015-4, Class A3
1.23%, 9/23/19		822	824,068
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		404	403,744
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		496	497,968
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17		116	116,299
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		585	586,440
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		941	944,594
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20		850	856,685
Series 2015-3, Class A2A
1.02%, 9/17/18		177	176,909
Series 2015-4, Class A2A
1.20%, 12/17/18		200	200,241
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		252	251,568
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		966	963,053

	Principal Amount (000)		U.S. $ Value
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2
1.40%, 7/22/19 (a)	U.S.$	471	$468,181
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		423	422,720
Series 2016-2A, Class A2
1.57%, 6/17/19		500	500,589
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 8/15/18		441	441,495

			32,133,536

Credit Cards - Fixed Rate - 2.9%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		773	775,929
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		1,260	1,298,826
Series 2015-2, Class A
1.56%, 3/15/21		641	645,526
Series 2015-4, Class A
1.72%, 8/16/21		627	634,995
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		814	832,870
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,193	1,215,615
Series 2015-3, Class A
1.74%, 9/15/21		780	789,573
Series 2016-1, Class A
2.04%, 3/15/22		821	836,640
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		965	971,133
Series 2013-A, Class A
1.61%, 12/15/21		610	614,582
Series 2015-B, Class A
2.55%, 6/17/24		1,300	1,352,633

			9,968,322

Credit Cards - Floating Rate - 2.7%
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A2
0.961% (LIBOR 1 Month + 0.53%), 2/18/20 (a)(b)		1,300	1,299,437
Series 2014-1, Class A
0.781% (LIBOR 1 Month + 0.35%), 3/16/20 (b)		1,200	1,193,777
Chase Issuance Trust
Series 2013-A6, Class A6
0.851% (LIBOR 1 Month + 0.42%), 7/15/20 (b)		2,388	2,397,111

	Principal Amount (000)		U.S. $ Value
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.857% (LIBOR 1 Month + 0.43%), 7/15/21 (b)	U.S.$	895	$897,066
Series 2015-A1, Class A1
0.881% (LIBOR 1 Month + 0.35%), 8/17/20 (b)		1,003	1,005,019
First National Master Note Trust
Series 2013-2, Class A
0.961% (LIBOR 1 Month + 0.53%), 10/15/19 (b)		912	912,495
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.911% (LIBOR 1 Month + 0.48%), 2/15/22 (b)		1,347	1,345,349

			9,050,254

Autos - Floating Rate - 1.7%
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
1.001% (LIBOR 1 Month + 0.57%), 1/15/22 (b)		1,003	999,152
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.812% (LIBOR 1 Month + 0.38%), 7/20/19 (b)		615	613,562
Series 2015-1, Class A
0.932% (LIBOR 1 Month + 0.50%), 1/20/20 (b)		1,055	1,052,455
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.979% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(b)		356	356,644
Series 2014-1, Class A
0.829% (LIBOR 1 Month + 0.40%), 4/10/28 (a)(b)		704	704,035
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.203% (LIBOR 1 Month + 0.75%), 10/25/19 (a)(b)		776	776,980
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.932% (LIBOR 1 Month + 1.50%), 10/20/20 (a)(b)		957	956,999
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.782% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(b)		300	296,320

			5,756,147

	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 1.6%
Ascentium Equipment Receivables LLC
Series 2015-2A, Class A1
1.00%, 11/10/16 (a)	U.S.$	35	$34,543
Series 2016-1A, Class A2
1.75%, 11/13/18		265	265,494
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		211	210,831
CNH Equipment Trust
Series 2013-A, Class A3
0.69%, 6/15/18		19	19,492
Series 2013-D, Class A4
1.37%, 10/15/20		2,365	2,371,480
Series 2014-B, Class A4
1.61%, 5/17/21		1,300	1,309,002
Series 2015-A, Class A4
1.85%, 4/15/21		655	662,658
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46		518	528,090

			5,401,590

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (c)(d)		13	0

Total Asset-Backed Securities (cost $61,940,377)			62,309,849

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.2%
Non-Agency Fixed Rate CMBS - 9.9%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4
5.201%, 12/11/38		1,693	1,703,316
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.855%, 4/10/46 (e)		14,452	914,402
Series 2015-GC29, Class A2
2.674%, 4/10/48		1,025	1,061,637
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		985	996,077
Series 2012-CR4, Class A1
0.704%, 10/15/45		501	500,077
Series 2013-CR6, Class A1
0.719%, 3/10/46		1,004	1,001,281
Series 2013-CR6, Class A2
2.122%, 3/10/46		988	997,089
Series 2013-LC6, Class A1
0.724%, 1/10/46		497	495,086
Series 2013-LC6, Class XA
1.736%, 1/10/46 (e)		1,938	121,129
Series 2014-CR16, Class A2
3.042%, 4/10/47		1,281	1,333,052
Series 2014-CR19, Class A2
2.965%, 8/10/47		1,560	1,618,875

	Principal Amount (000)		U.S. $ Value
Credit Suisse Commercial Mortgage Trust
Series 2007-C4, Class A4
5.953%, 9/15/39	U.S.$	927	$957,061
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.614%, 2/10/46 (e)		11,847	931,121
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.794%, 8/10/45		490	502,306
Series 2014-GC20, Class A2
3.002%, 4/10/47		1,500	1,552,225
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class AJ
5.48%, 5/15/45		418	418,728
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		2,175	2,213,679
Series 2010-C2, Class D
5.558%, 11/15/43 (a)		655	688,518
Series 2013-C10, Class A1
0.73%, 12/15/47		430	429,092
Series 2013-C13, Class A2
2.665%, 1/15/46		1,500	1,541,047
Series 2013-C16, Class A2
3.07%, 12/15/46		1,641	1,697,113
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45		1,716	1,772,343
Series 2015-C28, Class A2
2.773%, 10/15/48		1,250	1,301,251
Series 2015-C29, Class A2
2.921%, 5/15/48		600	628,614
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		557	562,283
Series 2016-4, Class A2
2.57%, 3/10/49		587	586,892
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A2
3.119%, 8/15/47		1,092	1,140,440
Series 2015-C23, Class A2
2.982%, 7/15/50		930	973,900
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45		362	360,813
Series 2013-C5, Class A1
0.779%, 3/10/46		1,025	1,020,533
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		122	121,349
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45		703	701,464
Series 2015-NXS1, Class A2
2.632%, 5/15/48		557	576,449

	Principal Amount (000)		U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA
1.74%, 12/15/45 (a)(e)	U.S.$	1,652	$127,720
Series 2012-C6, Class XA
2.36%, 4/15/45 (a)(e)		1,076	85,477
Series 2012-C9, Class A1
0.673%, 11/15/45		751	748,983
Series 2013-C12, Class A1
0.735%, 3/15/48		117	116,927
Series 2014-C24, Class A2
2.863%, 11/15/47		900	938,449

			33,436,798

Non-Agency Floating Rate CMBS - 1.7%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51 (f)		1,762	1,819,542
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.351% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(b)		1,087	1,074,044
Series 2015-SGP, Class A
2.127% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(b)		470	470,881
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class A4
5.692%, 4/15/49 (f)		833	848,846
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.48% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(b)		244	239,673
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.647% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(b)		1,162	1,148,520

			5,601,506

Agency CMBS - 0.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K033, Class A1
2.871%, 2/25/23		2,026	2,132,696
Government National Mortgage Association
Series 2006-51, Class IO
0.455%, 8/16/46 (e)		1,119	38,344

			2,171,040

Total Commercial Mortgage-Backed Securities (cost $41,479,358)			41,209,344

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.8%
Risk Share Floating Rate - 4.3%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
4.953% (LIBOR 1 Month + 4.50%), 4/25/26 (b)	U.S.$	413	$414,528
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M1
1.277% (LIBOR 1 Month + 0.85%), 4/25/24 (b)		232	232,123
Series 2014-HQ1, Class M1
2.077% (LIBOR 1 Month + 1.65%), 8/25/24 (b)		295	295,476
Series 2014-HQ2, Class M1
1.877% (LIBOR 1 Month + 1.45%), 9/25/24 (b)		246	247,167
Series 2014-HQ3, Class M1
2.077% (LIBOR 1 Month + 1.65%), 10/25/24 (b)		7	7,028
Series 2015-DNA3, Class M1
1.786% (LIBOR 1 Month + 1.35%), 4/25/28 (b)		552	552,579
Series 2015-DNA3, Class M2
3.286% (LIBOR 1 Month + 2.85%), 4/25/28 (b)		1,000	1,028,034
Series 2015-HQ2, Class M2
2.386% (LIBOR 1 Month + 1.95%), 5/25/25 (b)		800	793,557
Series 2015-HQA1, Class M2
3.086% (LIBOR 1 Month + 2.65%), 3/25/28 (b)		1,000	1,023,203
Series 2015-HQA2, Class M1
1.586% (LIBOR 1 Month + 1.15%), 5/25/28 (b)		287	287,064
Series 2016-DNA2, Class M1
1.703% (LIBOR 1 Month + 1.25%), 10/25/28 (b)		1,018	1,019,324
Series 2016-DNA3, Class M1
1.546% (LIBOR 1 Month + 1.10%), 12/25/28 (b)		471	471,108
Series 2016-HQA1, Class M1
2.196% (LIBOR 1 Month + 1.75%), 9/25/28 (b)		786	788,499
Series 2016-HQA2, Class M2
2.703% (LIBOR 1 Month + 2.25%), 11/25/28 (b)		542	544,423
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M1
2.036% (LIBOR 1 Month + 1.60%), 1/25/24 (b)		866	867,765

	Principal Amount (000)		U.S. $ Value
Series 2014-C02, Class 1M1
1.386% (LIBOR 1 Month + 0.95%), 5/25/24 (b)	U.S.$	977	$970,390
Series 2014-C02, Class 2M1
1.386% (LIBOR 1 Month + 0.95%), 5/25/24 (b)		974	969,743
Series 2014-C04, Class 2M1
2.536% (LIBOR 1 Month + 2.10%), 11/25/24 (b)		414	415,749
Series 2015-C01, Class 1M1
1.936% (LIBOR 1 Month + 1.50%), 2/25/25 (b)		173	173,131
Series 2015-C03, Class 1M1
1.936% (LIBOR 1 Month + 1.50%), 7/25/25 (b)		333	333,616
Series 2016-C02, Class 1M1
2.603% (LIBOR 1 Month + 2.15%), 9/25/28 (b)		779	788,322
Series 2016-C03, Class 1M1
2.453% (LIBOR 1 Month + 2.00%), 10/25/28 (b)		1,292	1,300,534
Series 2016-C03, Class 2M1
2.653% (LIBOR 1 Month + 2.20%), 10/25/28 (b)		564	567,791
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M1
3.186% (LIBOR 1 Month + 2.75%), 11/25/25 (a)(b)		184	183,879
Series 2015-WF1, Class 2M1
3.286% (LIBOR 1 Month + 2.85%), 11/25/25 (b)(d)		238	237,870

			14,512,903

Agency Fixed Rate - 2.7%
Federal Home Loan Mortgage Corp. REMICs
Series 3948, Class DA
3.00%, 12/15/24		2,243	2,305,142
Series 4029, Class NE
2.50%, 3/15/41		2,391	2,460,147
Federal National Mortgage Association REMICs
Series 2010-9, Class EA
3.50%, 1/25/24		681	698,516
Series 2011-39, Class DA
3.50%, 7/25/24		297	297,963
Series 2014-54, Class LA
3.00%, 2/25/44		1,094	1,120,819
Series 2015-72, Class PC
3.00%, 10/25/43		1,979	2,049,057

			8,931,644

Agency Floating Rate - 2.6%
Federal Home Loan Mortgage Corp. REMICs
Series 4248, Class QF
0.927% (LIBOR 1 Month + 0.50%), 6/15/39 (b)		1,216	1,217,560

	Principal Amount (000)			U.S. $ Value
Series 4286, Class VF
0.877% (LIBOR 1 Month + 0.45%), 12/15/43 (b)	U.S.$	1,311		$1,309,929
Federal National Mortgage Association REMICs
Series 2013-57, Class FN
0.786% (LIBOR 1 Month + 0.35%), 6/25/43 (b)		1,244		1,239,030
Series 2014-49, Class AF
0.748% (LIBOR 1 Month + 0.32%), 8/25/44 (b)		2,133		2,113,601
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
0.999% (LIBOR 1 Month + 0.56%), 12/08/20 (b)		2,939		2,944,827

				8,824,947

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.98% (T1Y + 0.47%), 2/25/42 (a)(b)		887		754,797

Total Collateralized Mortgage Obligations (cost $33,086,123)				33,024,291

INFLATION-LINKED SECURITIES - 2.4%
United States - 2.4%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)		3,143		3,209,874
1.125%, 1/15/21		4,754		5,084,452

Total Inflation-Linked Securities (cost $8,253,171)				8,294,326

MORTGAGE PASS-THROUGHS - 1.7%
Agency ARMs - 0.0%
Federal National Mortgage Association
Series 2007
2.019% (LIBOR 6 Month + 1.42%), 1/01/37 (b)		7		7,325

Agency Fixed Rate 15-Year - 0.4%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		558		603,809
6.50%, 3/01/26		783		859,690
Federal National Mortgage Association
6.00%, 12/01/21		9		9,202
Series 2002
6.00%, 2/01/17		15		14,703
Series 2001
6.00%, 11/01/16-12/01/16		9		8,882
Series 2002
8.00%, 8/01/16		0	**	235

				1,496,521

Agency Fixed Rate 30-Year - 1.3%
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40		2,492		2,854,606

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
5.00%, 10/15/39	U.S.$	1,110	$1,257,010
Series 2002
7.50%, 3/15/32		115	139,394

			4,251,010

Total Mortgage Pass-Throughs (cost $5,570,371)			5,754,856

AGENCIES - 1.0%
Agency Callables - 1.0%
Federal Home Loan Mortgage Corp. Series 0002 1.25%, 5/25/18 (cost $3,232,452)		3,234	3,240,190

COVERED BONDS - 0.6%
DNB Boligkreditt AS 1.45%, 3/21/18 (a) (cost $1,863,041)		1,865	1,873,504

Total Investments - 99.8% (cost $336,554,504) (g)			337,627,552
Other assets less liabilities - 0.2% (h)			632,545

Net Assets - 100.0%			$338,260,097

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	580	September 2016	$126,391,025	$127,210,313	$819,288
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	109	September 2016	13,147,147	13,315,883	(168,736)
U.S. T-Note 10 Yr (CBT) Futures	16	September 2016	2,074,349	2,127,750	(53,401)

					$597,151

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	4.41	$504	$(37,128)	$(35,219)	$(1,909)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.41	860	(63,353)	(64,229)	876

				$(100,481)	$(99,448)	$(1,033)

*	Termination date
**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $34,669,697 or 10.2% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.
(c)	Fair valued by the Adviser.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of June 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Ltd.	4/04/07	$13,205	$0	0.00%
Series 2007-A, Class A
9.79%, 3/25/37
Wells Fargo Credit Risk Transfer Securities Trust	9/28/15	237,824	237,870	0.07%
Series 2015-WF1, Class 2M1
3.286%, 11/25/25

(e)	IO - Interest Only
(f)	Variable rate coupon, rate shown as of June 30, 2016.
(g)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,804,944 and gross unrealized depreciation of investments was $(731,896), resulting in net unrealized appreciation of $1,073,048.
(h)	An amount of U.S. $299,255 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2016.

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
T1Y	-	1 Year Treasury
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$116,874,435		$	– 0	–	$116,874,435
Corporates - Investment Grade		– 0	–	65,046,757			– 0	–	65,046,757
Asset-Backed Securities		– 0	–	61,781,759			528,090	(a)	62,309,849
Commercial Mortgage-Backed Securities		– 0	–	38,164,054			3,045,290		41,209,344
Collateralized Mortgage Obligations		– 0	–	32,609,763			414,528		33,024,291
Inflation-Linked Securities		– 0	–	8,294,326			– 0	–	8,294,326
Mortgage Pass-Throughs		– 0	–	5,754,856			– 0	–	5,754,856
Agencies		– 0	–	3,240,190			– 0	–	3,240,190
Covered Bonds		– 0	–	1,873,504			– 0	–	1,873,504

Total Investments in Securities		– 0	–	333,639,644			3,987,908		337,627,552
Other Financial Instruments(b):
Assets:
Futures		819,288		– 0	–		– 0	–	819,288
Credit Default Swaps		– 0	–	876			– 0	–	876
Liabilities:
Futures		(222,137)		– 0	–		– 0	–	(222,137)
Credit Default Swaps		– 0	–	(1,909)			– 0	–	(1,909)

Total(c)		$597,151		$333,638,611			$3,987,908		$338,223,670

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities(a)		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/15	$6,453,950		$531,685		$5,570,960
Accrued discounts/(premiums)	13		(1,231)		– 0	–
Realized gain (loss)	613		(1,047)		– 0	–
Change in unrealized appreciation/depreciation	9,983		(17,759)		1,034
Purchases/Payup	690,000		2,547,516		413,494
Sales/Paydown	(1,405,920)		(13,874)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(5,220,549)		– 0	–	(5,570,960)

Balance as of 6/30/16	$528,090		$3,045,290		$414,528

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/16	$10,090		$(17,759)		$1,034

	Total
Balance as of 9/30/15	$12,556,595
Accrued discounts/(premiums)	(1,218)
Realized gain (loss)	(434)
Change in unrealized appreciation/depreciation	(6,742)
Purchases/Payup	3,651,010
Sales/Paydown	(1,419,794)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(10,791,509	)(b)

Balance as of 6/30/16	$3,987,908

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/16	$(6,635)

(a)	The Portfolio held securities with zero market value at period end.
(b)	An amount of $10,791,509 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2016. Securities priced i) by third party vendors, or ii) using prior transaction prices, which approximates fair value are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/16			Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$	– 0	–	Qualitative Assessment		$ 0.00/N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration California Municipal Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.8%
Long-Term Municipal Bonds - 94.8%
California - 88.9%
Bay Area Toll Authority
Series 2007F
5.00%, 4/01/31 (Pre-refunded/ETM)	$805	$831,517
Beverly Hills Unified School District CA
Series 2015
2.00%, 8/01/17	705	716,033
California Econ Recovery
Series 2009A
5.00%, 7/01/17 (Pre-refunded/ETM)	420	438,652
5.00%, 7/01/18 (Pre-refunded/ETM)	350	380,649
California State Public Works Board (California State Public Works Board Lease)
Series 2015F
5.00%, 5/01/20	650	749,034
California State University
Series 2015A
5.00%, 11/01/18	900	990,414
Central Coast Water Authority
Series 2016
5.00%, 10/01/18 (a)	475	518,415
City of Long Beach CA Harbor Revenue
Series 2014C
5.00%, 11/15/18	1,000	1,101,380
City of Los Angeles CA Solid Waste Resources Revenue
Series 2015A
5.50%, 2/01/18	420	452,718
County of Los Angeles CA
Series 2016
3.00%, 6/30/17 (a)	675	691,018
County of Riverside CA
Series 2016
3.00%, 6/30/17 (a)	350	358,162
County of Ventura CA
Series 2016
2.00%, 7/01/17 (a)	470	476,834
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2016A
5.00%, 7/01/18	190	206,481
Los Angeles Unified School District/CA
Series 2016A
5.00%, 7/01/19	250	281,792
Menlo Park Community Development Agency Successor Agency
AGM Series 2015
5.00%, 10/01/23	255	316,572
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp of Los Angeles Lease)
Series 2016B
5.00%, 11/01/19	420	475,007

	Principal Amount (000)	U.S. $ Value
Riverside County Infrastructure Financing Authority (Riverside County Infrastructure Financing Authority Lease)
Series 2015A
5.00%, 11/01/20	$290	$339,184
Sacramento Municipal Utility District
Series 2013C
5.00%, 8/15/16	750	754,222
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2011
5.25%, 5/01/18	200	215,738
San Francisco Unified School District
Series 2014B
5.00%, 6/15/17	1,085	1,130,603
San Jose Unified School District
Series 2015
5.00%, 8/01/20	595	696,162
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2012A
5.00%, 7/01/16	905	905,000
State of California
Series 2015
5.00%, 8/01/18	630	685,831
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/17	1,000	1,036,750
University of California
Series 2010U
5.00%, 5/15/18	670	725,302

		15,473,470

Florida - 0.1%
Durbin Crossing Community Development District
Series 2006-1
5.25%, 11/01/15 (b)(c)(d)	105	24,150

Louisiana - 0.4%
Coves of the Highland County Community Development District
Series 2006
5.60%, 11/01/13 (b)(c)(d)(e)	200	0
Isabella Lakes Community Development District
Series 2007
6.00%, 8/01/22 (b)(d)(f)	200	40,000
Orange Grove Community Development District
Series 2006
5.30%, 11/01/21 (b)(d)(f)	130	26,000

		66,000

New Jersey - 3.5%
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/17	580	606,205

	Principal Amount (000)	U.S. $ Value
New York - 1.9%
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.12%, 3/01/27 (g)	$180	$170,190
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/18	150	159,232

		329,422

Total Municipal Obligations (cost $16,894,992)		16,499,247

CORPORATES-INVESTMENT GRADE - 6.5%
Financial Institutions - 6.5%
Banking - 6.5%
Capital One Bank USA, NA
1.20%, 2/13/17	500	500,250
JPMorgan Chase & Co.
1.35%, 2/15/17	185	185,376
Morgan Stanley
Series G
5.45%, 1/09/17	445	454,513

Total Corporates-Investment Grade (cost $1,139,841)		1,140,139

SHORT-TERM INVESTMENTS - 6.3%
Time Deposit - 6.3%
State Street Time Deposit
0.01%, 7/01/16 (cost $1,088,165)	1,088	1,088,165

Total Investments - 107.6% (cost $19,122,998) (h)		18,727,551
Other assets less liabilities - (7.6)%		(1,318,020)

Net Assets - 100.0%		$17,409,531

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$230	12/14/20	1.548%	CPI	#	$(297)
Deutsche Bank AG	150	7/15/20	1.265%	CPI	#	2,831

						$2,534

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$165	10/14/22	1.194%	SIFMA	*	$(4,155)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Non-income producing security.
(c)	Defaulted matured security.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Defaulted.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2016 and the aggregate market value of this security amounted to $170,190 or 0.98% of net assets.
(h)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,341 and gross unrealized depreciation of investments was $(465,788), resulting in net unrealized depreciation of $(395,447).

As of June 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.0% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity

Sanford C. Bernstein Fund, Inc.

Short Duration California Municipal Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$16,409,097	$90,150	(a)	$16,499,247
Corporates - Investment Grade		– 0	–	1,140,139	– 0	–	1,140,139
Short-Term Investments:		– 0	–	1,088,165	– 0	–	1,088,165

Total Investments in Securities		– 0	–	18,637,401	90,150		18,727,551
Other Financial Instruments(b):
Assets:
Inflation (CPI) Swaps		– 0	–	2,831	– 0	–	2,831
Liabilities:
Inflation (CPI) Swaps		– 0	–	(297)	– 0	–	(297)
Interest Rate Swaps		– 0	–	(4,155)	– 0	–	(4,155)

Total(c)	$	– 0	–	$18,635,780	$90,150		$18,725,930

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds(a)		Total
Balance as of 9/30/15	$163,589		$163,589
Accrued discounts/(premiums)	(129)		(129)
Realized gain (loss)	(264,774)		(264,774)
Change in unrealized appreciation/depreciation	242,964		242,964
Purchases	– 0	–	– 0	–
Sales	(51,500)		(51,500)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/16	$90,150		$90,150

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(6,775)		$(6,775)

(a)	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 93.8%
Long-Term Municipal Bonds - 93.8%
New York - 87.5%
City of New York NY Series 2013E
5.00%, 8/01/17	$1,175	$1,230,413
Series 2016E
5.00%, 8/01/19	1,865	2,100,811
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax) Series 2011C
5.00%, 12/01/16	1,000	1,018,280
Haverstraw-Stony Point Central School District Series 2015
4.00%, 10/15/18	1,000	1,073,870
Metropolitan Transportation Authority Series 2012H
5.00%, 11/15/17	1,350	1,429,664
Series 2016B
5.00%, 11/15/19	585	664,578
AGM Series 2002B-1
0.921%, 11/01/22 (a)	2,450	2,369,118
Metropolitan Transportation Authority (Metropolitan Transportation Authority Service Contract) Series 2002A
5.75%, 1/01/17	2,240	2,297,366
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014
3.00%, 7/01/16	385	385,000
New York City Industrial Development Agency (American Airlines, Inc.) Series 2015B
2.00%, 8/01/28 (b)	300	300,273
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2011A
5.00%, 11/01/18	1,000	1,099,480
Series 2015C
5.00%, 11/01/18	3,680	4,046,086
New York Local Government Assistance Corp. (New York Local Government Assistance Corp. Sales Tax) Series 2009A
5.00%, 4/01/17	1,565	1,616,786
New York State Dormitory Authority (New York State Sales Tax) Series 2015-2
5.00%, 3/15/23	1,170	1,462,722
Series 2015A
5.00%, 3/15/18	1,245	1,338,375
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009A
5.00%, 3/15/17	3,700	3,814,811

	Principal Amount (000)	U.S. $ Value
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.) NATL Series 2010C
1.236%, 4/01/34 (a)	$2,325	$2,175,435
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2012D
5.00%, 6/15/20	1,000	1,162,640
Series 2014
5.00%, 6/15/18	1,005	1,089,822
New York State Thruway Authority AMBAC Series 2007A
5.00%, 4/01/22 (Pre-refunded/ETM)	2,245	2,318,771
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2013A
5.00%, 5/01/19	1,470	1,639,138
New York State Thruway Authority New York State Thruway Authority Ded Tax Series 2008B
5.25%, 4/01/18	2,435	2,630,677
New York State Thruway Authority Highway & Bridge Trust Fund Series 2008B
5.25%, 4/01/18	275	296,799
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2010A
5.00%, 3/15/17-3/15/18	1,500	1,568,000
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016
5.00%, 8/01/18	515	546,698
Niagara Falls City School District Series 2016
5.00%, 6/15/18	780	840,941
Port Authority of New York & New Jersey Series 2014-186
5.00%, 10/15/21	1,000	1,185,780
Series 2015E
5.00%, 10/15/21	1,500	1,778,670
Sales Tax Asset Receivable Corp. Series 2014A
5.00%, 10/15/17-10/15/18	1,510	1,630,287
Schenectady County Capital Resource Corp. (Ellis Hospital) Series 2012
1.75%, 2/15/18	220	220,504
Suffolk County Water Authority Series 2015B
5.00%, 11/01/17	1,000	1,058,280
Town of Oyster Bay NY Series 2016C
4.00%, 6/01/18	275	278,088

	Principal Amount (000)	U.S. $ Value
Triborough Bridge & Tunnel Authority
Series 2012A
5.00%, 11/15/16	$1,000	$1,016,300
Series 2012B
4.00%, 11/15/17	1,080	1,128,989

		48,813,452

Florida - 0.5%
Durbin Crossing Community Development District Series 2006-1
5.25%, 11/01/15 (c)(d)(e)	135	31,050
New River Community Development District Series 2006B
5.00%, 5/01/13 (c)(d)(e)(f)	65	0
Overoaks Community Development District Series 2004B
5.125%, 5/01/09 (c)(d)(e)	45	22,500
Series 2010A-1
6.125%, 5/01/35 (e)	20	20,035
Series 2010A-2
6.125%, 5/01/35 (e)	50	50,088
Series 2010B
5.125%, 5/01/17 (e)	45	45,132
Parkway Center Community Development District Series 2004B
7.00%, 5/01/23	95	101,164

		269,969

Louisiana - 0.2%
Coves of the Highland County Community Development District Series 2006
5.60%, 11/01/13 (c)(d)(e)(f)	270	0
Isabella Lakes Community Development District Series 2007
6.00%, 8/01/22 (c)(e)(g)	255	51,000
Juban Parc Community Development District Series 2006
5.15%, 10/01/14 (c)(d)(e)	115	23,000
Whispering Spring Community Development District Series 2006
5.20%, 10/01/21 (c)(e)(g)	120	21,600

		95,600

New Jersey - 5.6%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015X
5.00%, 6/15/19	1,150	1,245,669
New Jersey Transit Corp. Series 2014A

	Principal Amount (000)	U.S. $ Value
5.00%, 9/15/17	$1,800	$1,881,324

		3,126,993

Total Municipal Obligations (cost $52,801,266)		52,306,014

CORPORATES - INVESTMENT GRADE - 1.5%
Financial Institutions - 1.5%
Banking - 1.5%
JPMorgan Chase & Co. 1.183% (LIBOR 3 Month + 0.51%), 3/01/18 (h) (cost $843,000)	843	841,629

SHORT-TERM INVESTMENTS - 4.0%
Time Deposit - 4.0%
State Street Time Deposit 0.01%, 7/01/16 (cost $2,243,826)	2,244	2,243,826

Total Investments - 99.3% (cost $55,888,092) (i)		55,391,469
Other assets less liabilities - 0.7%		408,604

Net Assets - 100.0%		$55,800,073

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$500	12/14/20	1.548%	CPI	#	$(645)
Deutsche Bank AG	550	7/15/20	1.265%	CPI	#	10,381

						$9,736

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$480	6/07/22	0.906%	SIFMA	*	$(3,594)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2016 and the aggregate market value of these securities amounted to $4,544,553 or 8.14% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2016.
(c)	Non-income producing security.
(d)	Defaulted matured security.
(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)	Defaulted.
(h)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.
(i)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $398,932 and gross unrealized depreciation of investments was $(895,555), resulting in net unrealized depreciation of $(496,623).

As of June 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 13.1% and 4.4%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$51,065,285	$1,240,729	(a)	$52,306,014
Corporates - Investment Grade		– 0	–	841,629	– 0	–	841,629
Short-Term Investments		– 0	–	2,243,826	– 0	–	2,243,826

Total Investments in Securities		– 0	–	54,150,740	1,240,729		55,391,469
Other Financial Instruments (b):
Assets:
Inflation (CPI) Swaps		– 0	–	10,381	– 0	–	10,381
Liabilities:
Inflation (CPI) Swaps		– 0	–	(645)	– 0	–	(645)
Interest Rate Swaps		– 0	–	(3,594)	– 0	–	(3,594)

Total (c)	$	– 0	–	$54,156,882	$1,240,729		$55,397,611

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds (a)		Total
Balance as of 9/30/15	$2,004,498		$2,004,498
Accrued discounts/(premiums)	(6,628)		(6,628)
Realized gain (loss)	(138,278)		(138,278)
Change in unrealized appreciation/depreciation	142,884		142,884
Purchases	573,190		573,190
Sales	(1,334,937)		(1,334,937)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/16	$1,240,729		$1,240,729

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/16	$(1,772)		$(1,772)

(a)	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2016. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/16			Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$	– 0	–	Qualitative Assessment		$0.00 / N/A

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 107.3%
Long-Term Municipal Bonds - 107.3%
Alabama - 0.5%
County of Jefferson AL Sewer Revenue Series 2013D
5.00%, 10/01/16	$750	$756,248

Arizona - 4.4%
City of Phoenix Civic Improvement Corp. Series 2009A
5.00%, 7/01/17	2,300	2,400,280
Series 2014B
5.00%, 7/01/18	2,155	2,339,231
Gilbert Water Resource Municipal Property Corp. Series 2016
5.00%, 7/01/18	1,745	1,894,913

		6,634,424

California - 10.5%
County of Los Angeles CA Series 2016
3.00%, 6/30/17 (a)	5,615	5,748,244
County of Riverside CA Series 2016
3.00%, 6/30/17 (a)	6,030	6,170,619
County of Ventura CA Series 2016
2.00%, 7/01/17 (a)	3,805	3,860,325

		15,779,188

Connecticut - 4.4%
State of Connecticut Series 2016A
5.00%, 3/15/19	5,935	6,548,798

Delaware - 1.0%
State of Delaware Series 2014B
5.00%, 7/01/18	1,365	1,483,113

District of Columbia - 3.1%
Washington Metropolitan Area Transit Authority Series 2016A
5.00%, 7/01/18	4,265	4,609,313

Florida - 5.2%
Florida State Board of Education (State of Florida) Series 2015C
5.00%, 6/01/17	4,415	4,592,880
Overoaks Community Development District Series 2004B
5.125%, 5/01/09 (b)(c)(d)	55	27,500
Series 2010A-1
6.125%, 5/01/35 (d)	30	30,053
Series 2010A-2
6.125%, 5/01/35 (d)	60	60,106
Series 2010B

	Principal Amount (000)	U.S. $ Value
5.125%, 5/01/17 (d)	$50	$50,147
Parkway Center Community Development District Series 2004B
7.00%, 5/01/23	80	85,190
State of Florida Lottery Revenue Series 2012A
5.00%, 7/01/17	2,850	2,973,690

		7,819,566

Georgia - 4.9%
Municipal Electric Authority of Georgia Series 2012B
5.00%, 1/01/18	2,450	2,609,618
State of Georgia Series 2009I
5.00%, 7/01/18	4,445	4,828,692

		7,438,310

Idaho - 5.0%
State of Idaho Series 2016
2.00%, 6/30/17 (a)	7,400	7,496,200

Kentucky - 0.8%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2015A
5.00%, 9/01/23	1,000	1,224,370

Louisiana - 0.2%
Isabella Lakes Community Development District Series 2007
6.00%, 8/01/22 (b)(d)(e)	515	103,000
Whispering Spring Community Development District Series 2006
5.20%, 10/01/21 (b)(d)(e)	670	120,600

		223,600

Maryland - 2.8%
State of Maryland Department of Transportation Series 2015B
5.00%, 2/15/18	4,000	4,283,920

Massachusetts - 7.0%
Massachusetts Clean Water Trust (The) Series 2014
5.00%, 8/01/17	7,700	8,066,520
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012B
5.00%, 8/15/17	2,400	2,517,840

		10,584,360

Michigan - 3.1%
City of Detroit MI Sewage Disposal System Revenue

	Principal Amount (000)	U.S. $ Value
AGM Series 2006D
1.01% (LIBOR 3 Month + 0.60%), 7/01/32 (f)	$1,530	$1,441,642
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue) Series 2014D4
5.00%, 7/01/16	3,260	3,260,000

		4,701,642

Minnesota - 3.0%
Elk River Independent School District No 728 Series 2012A
5.00%, 2/01/17	4,460	4,573,195

Missouri - 3.4%
City of St Louis MO Airport Revenue (Lambert-St Louis Intl Airport) NATL Series 2005
5.50%, 7/01/16	5,040	5,040,000

Nevada - 0.9%
Las Vegas Valley Water District Series 2015A
4.00%, 6/01/18	1,305	1,387,789

New Jersey - 5.1%
New Jersey Economic Development Authority Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	1,720	2,001,443
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2011G
5.00%, 9/01/20	190	210,201
Series 2015X
5.00%, 6/15/19	3,000	3,249,570
New Jersey Transit Corp. Series 2014A
5.00%, 9/15/17	2,100	2,194,878

		7,656,092

New Mexico - 4.3%
State of New Mexico Severance Tax Permanent Fund Series 2013A
5.00%, 7/01/16	6,440	6,440,000

New York - 5.6%
Metropolitan Transportation Authority AGM Series 2002B-1
0.921%, 11/01/22 (g)	6,225	6,019,494
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016
5.00%, 8/01/18	1,335	1,417,169
Town of Oyster Bay NY Series 2016
3.75%, 3/31/17	1,000	1,009,310

	Principal Amount (000)	U.S. $ Value
		$8,445,973

North Carolina - 1.2%
State of North Carolina Series 2013E
5.00%, 5/01/18	$1,710	1,846,578

Ohio - 2.5%
State of Ohio Major New State Infrastrucure Project Series 2008-1-GARVEE
5.50%, 6/15/20 (Pre-refunded/ETM)	2,500	2,733,550
State of Ohio Major New State Infrastrucure Project (State of Ohio Fed Hwy Grant) Series 20121-GARVEE
5.00%, 12/15/17	1,000	1,063,660

		3,797,210

Oklahoma - 0.4%
Comanche County Memorial Hospital Series 2015
5.00%, 7/01/16	600	600,000

Pennsylvania - 3.9%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment) Series 2012A
5.00%, 7/01/18	2,970	3,226,370
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A
4.60%, 7/01/15 (b)(c)(d)	65	650
Philadelphia Gas Works Co. Series 2015
4.00%, 8/01/18	2,485	2,640,462

		5,867,482

Texas - 12.6%
Austin Community College District Public Facility Corp. Series 2015
3.00%, 8/01/17	1,100	1,128,215
Grand Parkway Transportation Corp. Series 2014A
3.00%, 12/15/16	7,040	7,113,427
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2015B-2
3.875%, 11/15/20	1,000	1,012,950
Tarrant Regional Water District Series 2015
5.00%, 3/01/18	2,760	2,958,941
Texas Public Finance Authority (Texas Public Finance Authority State Lease) Series 2015D
4.00%, 2/01/18	1,290	1,358,202

	Principal Amount (000)	U.S. $ Value
Texas Transportation Commission State Highway Fund Series 2015
4.00%, 10/01/18	$2,500	$2,687,350
5.00%, 10/01/23	2,150	2,695,971

		18,955,056

Virginia - 2.8%
County of Fairfax VA Series 2011A
5.00%, 4/01/17	1,385	1,430,733
Virginia Public School Authority (Virginia Public School Authority State Lease) Series 2016A
5.00%, 8/01/19	2,440	2,750,905

		4,181,638

Washington - 5.5%
Energy Northwest (Bonneville Power Administration) Series 2011A
5.00%, 7/01/18	1,335	1,448,021
Series 2010A
5.00%, 7/01/17	3,000	3,130,500
King & Snohomish Counties School District No 417 Northshore Series 2015
3.00%, 6/01/17	1,795	1,833,556
King County School District No 45 Bellevue Series 2015
5.00%, 12/01/18	1,225	1,350,281
Washington State Housing Finance Commission (Heron’s Key Obligated Group) Series 2015B
4.375%, 1/01/21 (h)	500	505,950

		8,268,308

West Virginia - 1.6%
State of West Virginia Series 2015A
5.00%, 6/01/18	2,180	2,360,330

Wisconsin - 1.6%
State of Wisconsin Series 2011A
5.00%, 5/01/18	2,175	2,346,238

Total Municipal Obligations (cost $161,767,834)		161,348,941

CORPORATES - INVESTMENT GRADE - 2.7%
Financial Institutions - 2.7%
Banking - 2.7%
Capital One Bank USA, NA
1.20%, 2/13/17	1,850	1,850,923
JPMorgan Chase & Co.
3.15%, 7/05/16	2,213	2,213,000

	Principal Amount (000)	U.S. $ Value
Total Corporates - Investment Grade (cost $4,064,905)		$4,063,923

SHORT-TERM INVESTMENTS – 4.4%
Time Deposit – 4.4%
State Street Time Deposit 0.01%, 7/01/16 (cost $6,636,702)	$6,637	6,636,702

Total Investments – 114.4% (cost $172,469,441) (i)		172,049,566
Other assets less liabilities – (14.4)%		(21,611,263)

Net Assets – 100.0%		$150,438,303

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,850	12/14/20	1.548%	CPI	#	$(2,387)
Deutsche Bank AG	1,350	7/15/20	1.265%	CPI	#	25,481

						$23,094

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	When-Issued or delayed delivery security.
(b)	Non-income producing security.
(c)	Defaulted matured security.
(d)	Illiquid security.
(e)	Defaulted.
(f)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2016 and the aggregate market value of this security amounted to $6,019,494 or 4.00% of net assets.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of this security amounted to $505,950 or 0.3% of net assets.
(i)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $698,234 and gross unrealized depreciation of investments was $(1,118,109), resulting in net unrealized depreciation of $(419,875).

As of June 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.7% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$159,356,435	$1,992,506		$161,348,941
Corporates - Investment Grade		– 0	–	4,063,923	– 0	–	4,063,923
Short-Term Investments:		– 0	–	6,636,702	– 0	–	6,636,702

Total Investments in Securities		– 0	–	170,057,060	1,992,506		172,049,566
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	25,481	– 0	–	25,481
Liabilities:
Inflation (CPI) Swaps		– 0	–	(2,387)	– 0	–	(2,387)

Total (b)	$	– 0	–	$170,080,154	$1,992,506		$172,072,660

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/15	$1,200,466		$1,200,466
Accrued discounts/(premiums)	2,436		2,436
Realized gain (loss)	(303,480)		(303,480)
Change in unrealized appreciation/depreciation	269,483		269,483
Purchases	1,009,300		1,009,300
Sales	(185,699)		(185,699)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/16	$1,992,506		$1,992,506

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(35,518)		$(35,518)

As of June 30, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.9%
Long-Term Municipal Bonds - 95.9%
California - 84.9%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012A
5.00%, 4/01/20-4/01/22	$2,000	$2,352,010
Anaheim Public Financing Authority (City of Anaheim CA Lease) Series 2014A
5.00%, 5/01/21-5/01/24	4,050	4,967,411
Bay Area Toll Authority Series 2009F-1
5.00%, 4/01/22 (Pre-refunded/ETM)	14,975	16,729,920
Series 2012
5.00%, 4/01/24-4/01/25	13,845	16,840,302
Series 2014A
1.00%, 4/01/47	15,455	15,471,382
Bay Area Water Supply & Conservation Agency Series 2013A
5.00%, 10/01/25	4,710	5,796,267
California Econ Recovery Series 2009A
5.00%, 7/01/18 (Pre-refunded/ETM)	12,420	13,507,620
5.00%, 7/01/20 (Pre-refunded/ETM)	22,500	25,389,900
California Educational Facilities Authority (Claremont Mckenna College) Series 2015A
5.00%, 1/01/27	1,300	1,670,422
California Educational Facilities Authority (University of the Pacific) Series 2015
5.00%, 11/01/28	1,545	1,962,845
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015
5.00%, 11/15/27-11/15/29	19,500	25,081,650
California Infrastructure & Economic Development Bank Series 2016
4.00%, 10/01/18	2,460	2,647,206
5.00%, 10/01/21	3,925	4,743,990
California Infrastructure & Economic Development Bank (Broad Collection (The)) Series 2011A
5.00%, 6/01/21	20,650	24,657,752
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts) Series 2016
5.00%, 7/01/26	2,370	3,037,890
California Municipal Finance Authority (Rocketship Education) Series 2015A
4.25%, 3/01/28 (a)	2,035	2,142,855
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/27 (a)	$4,000	$4,620,080
California School Finance Authority (Launchpad Development Obligated Group) Series 2016A
5.00%, 6/01/31 (a)	1,000	1,114,670
California Special Districts Association Finance Corp. COP
AGM Series 1996Z
5.50%, 8/01/17 (Pre-refunded/ETM)	125	128,091
California State Public Works Board Series 2009E
5.00%, 4/01/21 (Pre-refunded/ETM)	5,890	6,588,790
5.00%, 4/01/22 (Pre-refunded/ETM)	4,935	5,520,488
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	1,545	1,875,584
NATL Series 2007C
5.00%, 9/01/16 (Pre-refunded/ETM)	1,575	1,586,088
California State Public Works Board (California State Public Works Board Lease) Series 2014A
5.00%, 9/01/30	11,220	13,950,163
Series 2014B
5.00%, 10/01/29	4,445	5,556,161
AMBAC Series 1993A
5.00%, 12/01/19	2,035	2,208,260
California State University Series 2010A
5.00%, 11/01/24	1,490	1,712,174
Series 2011A
5.25%, 11/01/26	5,500	6,660,280
Series 2012A
5.00%, 11/01/26	10,930	13,383,129
Series 2014A
5.00%, 11/01/28	16,650	21,266,379
California Statewide Communities Development Authority (Kaiser Credit Group) Series 2012C
5.00%, 11/01/29	2,630	2,722,444
Series 2012E-1
5.00%, 4/01/44	1,000	1,035,150
Central Coast Water Authority Series 2016
5.00%, 10/01/18-10/01/20 (b)	3,485	3,978,591
City & County of San Francisco CA COP Series 2015R
5.00%, 9/01/21-9/01/24	7,405	8,987,955
City of Hayward CA COP Series 2015
5.00%, 11/01/20-11/01/23	9,255	11,112,078
City of Industry CA Series 2009
5.00%, 7/01/17	3,655	3,816,588
City of Long Beach CA Harbor Revenue Series 2010A
5.00%, 5/15/22-5/15/25	16,895	19,469,313
Series 2010B

	Principal Amount (000)	U.S. $ Value
5.00%, 5/15/21	$6,500	$7,510,945
Series 2015A
4.00%, 5/15/18	2,145	2,271,341
City of Los Angeles CA Wastewater System Revenue Series 2012C
5.00%, 6/01/23	2,765	3,358,480
City of Los Angeles Department of Airports (Los Angeles Intl Airport) Series 2008A
5.50%, 5/15/17	7,975	8,320,955
Series 2009A
5.25%, 5/15/23-5/15/24	15,955	17,962,139
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	29,963,283
Series 2010D
5.00%, 5/15/23	5,000	5,785,900
City of Riverside CA Sewer Revenue Series 2015A
5.00%, 8/01/27-8/01/30	5,320	6,637,932
City of Roseville CA (HP Campus Oaks Community Facilities District No 1) Series 2016
5.00%, 9/01/31	1,170	1,279,044
City of San Francisco CA Public Utilities Commission Wastewater Revenue Series 2013B
5.00%, 10/01/25	4,000	4,881,000
City of San Francisco CA Public Utilities Commission Water Revenue Series 2009A
5.00%, 11/01/28	2,000	2,261,220
Series 2011A
5.00%, 11/01/25	11,320	13,614,224
City of San Jose CA Airport Revenue Series 2014A
5.00%, 3/01/25	3,600	4,351,392
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax) Series 2015A
5.00%, 3/01/22	3,000	3,659,730
Cotati-Rohnert Park Unified School District
AGM Series 2015B
5.00%, 8/01/21	3,000	3,563,910
County of San Diego CA (Sanford Burnham Prebys Medical Discovery Institute) Series 2015A
5.00%, 11/01/21	1,725	2,057,856
Desert Sands Unified School District Series 2015
5.00%, 8/01/21	1,680	2,010,439
Fremont Community Facilities District No 1 Series 2015
5.00%, 9/01/27	1,000	1,176,510
Fremont Unified School District/Alameda County CA Series 2014A

	Principal Amount (000)	U.S. $ Value
4.00%, 8/01/16	$1,225	$1,228,700
Grossmont-Cuyamaca Community College District AGC Series 2008
5.25%, 8/01/17	1,150	1,208,317
Lake Elsinore Public Financing Authority Series 2015
5.00%, 9/01/21-9/01/23	1,675	1,898,783
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012
5.00%, 11/01/23	4,025	4,762,943
Long Beach Unified School District Series 2009A
5.00%, 8/01/16-8/01/18	13,845	14,754,228
Series 2010A
5.00%, 8/01/25	1,000	1,153,920
Los Angeles Community College District/CA Series 2015A
5.00%, 8/01/25	5,000	6,448,200
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2010A
5.00%, 7/01/21	2,000	2,311,840
Los Angeles Department of Water & Power PWR Series 2013A
5.00%, 7/01/21	1,505	1,804,390
Series 2014B
5.00%, 7/01/27	2,190	2,759,115
Series 2014C
5.00%, 7/01/26	11,725	15,005,655
Los Angeles Department of Water & Power WTR Series 2012C
5.00%, 7/01/23	1,540	1,889,026
Los Angeles Unified School District/CA Series 2014C
5.00%, 7/01/27	10,365	13,184,073
Series 2015A
5.00%, 7/01/19	11,585	13,058,264
Series 2016A
5.00%, 7/01/24-7/01/27	35,000	45,427,352
Mammoth Unified School District/CA NATL Series 1998
Zero Coupon, 8/01/21-8/01/22	2,100	1,910,040
Metropolitan Water District of Southern California Series 1993
5.75%, 8/10/18	6,150	6,476,073
Series 1993A
5.75%, 7/01/21	1,775	2,060,527
5.75%, 7/01/21 (Pre-refunded/ETM)	710	876,360
Series 2014A
5.00%, 3/01/17	4,985	5,129,665
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease) Series 2016B
5.00%, 11/01/19	2,875	3,251,539

	Principal Amount (000)	U.S. $ Value
Natomas Unified School District BAM Series 2014
5.00%, 8/01/22-8/01/23	$4,950	$6,076,469
Northern California Power Agency Series 2012A
5.00%, 7/01/25-7/01/27	3,980	4,798,687
Oakland Unified School District/Alameda County Series 2015A
5.00%, 8/01/23	1,575	1,922,162
Orange County Sanitation District COP Series 2009A
5.00%, 2/01/18-2/01/20	11,045	12,082,372
Palo Alto Unified School District Series 2016
4.00%, 8/01/18	1,750	1,872,553
Peralta Community College District Series 2014A
5.00%, 8/01/28	1,820	2,277,293
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016A
5.00%, 9/01/27	2,750	3,461,370
Port of Los Angeles Series 2011B
5.00%, 8/01/23	2,500	2,982,175
Series 2014A
5.00%, 8/01/26-8/01/27	2,565	3,186,077
Port of Oakland Series 2012P
5.00%, 5/01/22-5/01/25	16,945	20,259,787
NATL Series 2007C
5.00%, 11/01/18	1,900	2,012,556
Riverside County Public Financing Authority (Riverside County Public Financing Authority Lease) Series 2015
5.00%, 11/01/28	3,395	4,276,715
Romoland School District Series 2015
5.00%, 9/01/23	955	1,136,622
Sacramento City Financing Authority (Sacramento City Financing Authority Lease) Series 1993B
5.40%, 11/01/20	1,710	1,874,228
Sacramento City Unified School District/CA Series 2011
5.00%, 7/01/24	4,945	5,846,572
Sacramento County Sanitation Districts Financing Authority AMBAC Series 2001
5.50%, 12/01/21	1,175	1,453,804
Sacramento Municipal Utility District Series 2012Y
5.00%, 8/15/25	4,555	5,574,500
Sacramento Regional Transit District Series 2012
5.00%, 3/01/24	1,000	1,146,910
San Diego County Water Authority COP AGM Series 2008A
5.00%, 5/01/19	1,460	1,575,501

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/24 (Pre-refunded/ETM)	$4,860	$5,247,245
San Diego County Water Authority Financing Corp. Series 2015
5.00%, 5/01/21	1,000	1,191,890
AGM Series 2008A
5.00%, 5/01/19 (Pre-refunded/ETM)	1,335	1,441,373
San Diego Public Facilities Financing Authority Sewer Revenue Series 2009B
5.00%, 5/15/18-5/15/21	35,520	39,043,675
Series 2015
5.00%, 5/15/22	4,785	5,856,122
San Diego Public Facilities Financing Authority Water Revenue Series 2016B
5.00%, 8/01/19	4,940	5,579,088
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2011
5.25%, 5/01/18	4,655	5,021,302
Series 2011C
5.00%, 5/01/21	3,900	4,597,905
Series 2011S
5.00%, 5/01/25	3,000	3,550,770
Series 2016S
5.00%, 5/01/26	3,810	5,027,333
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp) Series 2013A
5.00%, 8/01/19-8/01/24	3,855	4,518,066
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016B
5.00%, 8/01/26	1,070	1,370,424
San Joaquin Delta Community College District Series 2015A
5.00%, 8/01/20-8/01/22	3,685	4,378,533
Santa Fe Springs Community Development Commission NATL Series 2002
5.375%, 9/01/17	560	561,786
Santa Rosa City Schools Series 2013
4.00%, 8/01/16	1,740	1,744,924
5.00%, 8/01/17	4,255	4,450,517
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No 06-01) Series 2016
5.00%, 9/01/29-9/01/30	2,365	2,845,777
Simi Valley Unified School District Series 2017
5.00%, 8/01/18-8/01/19 (b)	2,375	2,534,770

	Principal Amount (000)	U.S. $ Value
South Placer Wastewater Authority/CA Series 2011C
5.00%, 11/01/19-11/01/20	$5,520	$6,308,978
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2010
5.00%, 7/01/22-7/01/25	12,235	13,976,713
Series 2014A
5.00%, 7/01/30	1,000	1,260,780
Southwestern Community College District Series 2015
5.00%, 8/01/20-8/01/25	14,850	18,678,451
State of California Series 2013
5.00%, 10/01/20-9/01/28	29,390	35,019,848
Series 2014
5.00%, 12/01/22-5/01/29	23,385	29,224,213
Series 2015
5.00%, 3/01/21	17,455	20,682,429
Series 2015B
5.00%, 9/01/24	3,330	4,262,333
State of California Department of Water Resources
5.00%, 12/01/20	1,795	2,118,616
Series 2014A
5.00%, 12/01/27	5,690	7,251,507
Series 2016A
5.00%, 12/01/18	1,140	1,258,606
State of California Department of Water Resources Power Supply Revenue Series 2008H
5.00%, 5/01/17	1,455	1,508,471
Series 2008K
5.00%, 5/01/18	23,145	24,997,989
Series 2010L
5.00%, 5/01/17-5/01/20	22,015	24,509,676
Series 2011N
5.00%, 5/01/20	4,210	4,873,791
Series 2015O
5.00%, 5/01/22	8,130	9,938,193
AGM Series 2008H
5.00%, 5/01/17	21,050	21,823,587
Stockton Unified School District Series 2016
5.00%, 8/01/28	7,770	9,783,207
Sweetwater Union High School District BAM Series 2014
5.00%, 8/01/28-8/01/29	7,980	9,889,111
University of California Series 2009Q
5.25%, 5/15/22 (Pre-refunded/ETM)	3,355	3,522,616
5.25%, 5/15/22	155	162,702
Series 2010U
5.00%, 5/15/24	4,215	4,853,235
Series 2012G
5.00%, 5/15/25	10,000	12,156,000
Series 2014A
5.00%, 5/15/28	1,000	1,258,520
Series 2015A

	Principal Amount (000)	U.S. $ Value
5.00%, 5/15/20-5/15/24	$4,780	$5,834,992
Series 2015I
5.00%, 5/15/21	2,900	3,465,471
Vacaville Unified School District BAM Series 2015C
5.00%, 8/01/20-8/01/22	2,390	2,851,692
Vista Unified School District Series 2015
5.00%, 8/01/20	2,100	2,449,692

		1,038,256,460

Colorado - 0.3%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2011A
5.75%, 11/15/20	1,700	2,030,667
Denver Urban Renewal Authority (Stapleton Development Corp.) Series 2013A
5.00%, 12/01/20	1,625	1,861,194

		3,891,861

Florida - 1.3%
County of Miami-Dade FL Aviation Revenue Series 2009A
5.75%, 10/01/21	1,055	1,218,915
Florida State Hurricane Catastrophe Fund Finance Corp. Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	13,080	13,080,000
Miami-Dade County Expressway Authority Series 2013A
5.00%, 7/01/21	1,280	1,516,775
New River Community Development District Series 2006B
5.00%, 5/01/13 (c)(d)(e)(f)	405	0
Sterling Hill Community Development District Series 2003B
5.50%, 11/01/10 (c)(d)(e)(f)	150	51,390

		15,867,080

Illinois - 2.4%
Metropolitan Pier & Exposition Authority Series 2012B
5.00%, 12/15/28	2,185	2,459,130
State of Illinois Series 2012
5.00%, 8/01/18-8/01/23	12,485	13,674,236
Series 2013
5.00%, 7/01/20	3,465	3,780,696
Series 2014
5.00%, 5/01/28	4,735	5,268,303
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005

	Principal Amount (000)	U.S. $ Value
6.00%, 1/01/26	$4,450	$4,418,272

		29,600,637

Louisiana - 0.0%
Coves of the Highland County Community Development District Series 2006
5.60%, 11/01/13 (c)(d)(e)(f)	3,200	0	^

Massachusetts - 0.7%
Commonwealth of Massachusetts NATL Series 2000E
0.57%, 12/01/30 (g)	6,075	5,547,799
NATL Series 2000G
0.57%, 12/01/30 (g)	1,100	1,004,557
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016
5.00%, 7/01/27	1,055	1,330,408

		7,882,764

New Jersey - 2.3%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A
5.00%, 12/15/19-6/15/20	25,930	28,568,868

New York - 1.7%
New York City Industrial Development Agency (American Airlines, Inc.) Series 2015B
2.00%, 8/01/28 (h)	2,650	2,652,411
New York State Dormitory Authority (New York State Sales Tax)
Series 2015A
5.00%, 3/15/18	12,835	13,797,625
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) AMBAC Series 2001B
0.70%, 10/01/36 (g)	5,550	4,767,278

		21,217,314

Puerto Rico - 0.5%
Commonwealth of Puerto Rico NATL Series 2001A
5.50%, 7/01/19	5,470	5,738,030

Texas - 1.2%
City of Houston TX Airport System Revenue Series 2011A
5.00%, 7/01/19	10,290	11,443,200
Dallas/Fort Worth International Airport Series 2009A
5.00%, 11/01/21	1,180	1,197,570
North Texas Tollway Authority Series 2015A

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/23	$1,915	$2,325,136

		14,965,906

West Virginia - 0.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) AGM Series 2004C
0.945%, 2/15/34 (g)	1,000	919,146

Wisconsin - 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A
5.00%, 1/01/24	5,335	6,157,764

Total Municipal Obligations (cost $1,106,204,876)		1,173,065,830

GOVERNMENTS - TREASURIES - 2.8%
United States - 2.8%
U.S. Treasury Notes
1.375%, 1/31/21	22,500	22,898,137
1.625%, 11/30/20	10,585	10,895,109

Total Governments - Treasuries (cost $33,262,108)		33,793,246

CORPORATES - INVESTMENT GRADE - 0.4%
Financial Institutions - 0.4%
Banking - 0.4%
JPMorgan Chase & Co.
3.15%, 7/05/16 (cost $5,411,305)	5,410	5,410,000

SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Street Time Deposit
0.01%, 7/01/16 (cost $5,160,245)	5,160	5,160,245

Total Investments - 99.5% (cost $1,150,038,534) (i)		1,217,429,321
Other assets less liabilities - 0.5%		5,754,265

Net Assets - 100.0%		$1,223,183,586

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$11,750	12/14/20	1.548%	CPI	#	$(15,161)
Deutsche Bank AG	12,000	7/15/20	1.265%	CPI	#	226,501

						$211,340

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$15,800	3/01/23	0.904%	SIFMA	*	$(69,567)
JPMorgan Chase Bank, NA	8,500	2/22/23	0.902%	SIFMA	*	(37,140)

						$(106,707)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
^	Less than $0.50.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $7,877,605 or 0.6% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)	Defaulted matured security.
(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2016 and the aggregate market value of these securities amounted to $12,238,780 or 1.00% of net assets.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2016.
(i)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,894,923 and gross unrealized depreciation of investments was $(4,504,136), resulting in net unrealized appreciation of $67,390,787.

As of June 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.2% and 0.7%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,144,327,799	$28,738,031	(a)	$1,173,065,830
Governments - Treasuries		– 0	–	33,793,246	– 0	–	33,793,246
Corporates - Investment Grade		– 0	–	5,410,000	– 0	–	5,410,000
Short-Term Investments		– 0	–	5,160,245	– 0	–	5,160,245

Total Investments in Securities		– 0	–	1,188,691,290	28,738,031		1,217,429,321
Other Financial Instruments (b):
Assets:
Inflation (CPI) Swaps		– 0	–	226,501	– 0	–	226,501
Liabilities:
Inflation (CPI) Swaps		– 0	–	(15,161)	– 0	–	(15,161)
Interest Rate Swaps		– 0	–	(106,707)	– 0	–	(106,707)

Total (c)	$	– 0	–	$1,188,795,923	$28,738,031		$1,217,533,954

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Intermediate California Municipal Portfolio	Long-Term Municipal Bonds (a)		Total
Balance as of 9/30/15	$25,938,420		$25,938,420
Accrued discounts/(premiums)	(120,614)		(120,614)
Realized gain (loss)	(280,639)		(280,639)
Change in unrealized appreciation/depreciation	1,124,066		1,124,066
Purchases	5,066,022		5,066,022
Sales	(2,989,224)		(2,989,224)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/16	$28,738,031		$28,738,031

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$849,136		$849,136

(a)	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2016. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/16			Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$	– 0	–	Qualitative Assessment		$0.00 / N/A
		$51,390		Market Approach	Value Reduced by Annual Coupon	$34.26 / N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.8%
Long-Term Municipal Bonds - 95.8%
New York - 83.0%
Albany County Airport Authority AGM Series 2010A
5.00%, 12/15/16-12/15/22	$13,090	$14,083,869
Battery Park City Authority Series 2013A
5.00%, 11/01/22	4,325	5,369,833
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group) Series 2015
5.00%, 7/01/22-7/01/23	2,000	2,411,440
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014
5.00%, 11/01/23-11/01/25	3,335	3,797,380
5.25%, 11/01/29	1,900	2,174,968
City of New York NY Series 2007A
5.00%, 8/01/18 (Pre-refunded/ETM)	30	31,405
5.00%, 8/01/18	4,540	4,750,111
Series 2007E
5.00%, 8/01/16	5,500	5,521,010
Series 2008A-1
5.00%, 8/15/16	4,400	4,424,640
Series 2008B-1
5.25%, 9/01/16	10,000	10,080,200
Series 2011A
5.00%, 8/01/26	14,275	16,958,272
Series 2011D-1
5.00%, 10/01/24	2,860	3,419,530
Series 2011E-3
5.00%, 8/01/23	6,855	8,173,354
Series 2012I
5.00%, 8/01/22	2,320	2,826,966
Series 2013B
5.00%, 8/01/20	10,000	11,608,500
Series 2013F
5.00%, 3/01/17	2,675	2,753,511
Series 2013I
5.00%, 8/01/20	18,775	21,794,959
Series 2016E
5.00%, 8/01/20	9,360	10,865,556
City of Yonkers NY Series 2011A
5.00%, 10/01/16-10/01/17	3,880	4,014,528
County of Monroe NY Series 2015
5.00%, 6/01/17-6/01/22	16,340	18,456,534
BAM Series 2015
5.00%, 6/01/21-6/01/22	5,860	6,955,216
County of Nassau NY Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,924,334
Series 2013A
5.00%, 4/01/18-4/01/20	8,660	9,576,446

	Principal Amount (000)	U.S. $ Value
Series 2014A
5.00%, 4/01/25	$10,190	$12,576,090
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax) Series 2011C
5.00%, 12/01/23	5,925	7,151,060
Erie County Industrial Development Agency (The) (Buffalo City School District) Series 2011B
5.00%, 5/01/22	5,800	6,867,838
Housing Development Corp./NY Series 2013A
5.00%, 7/01/25	2,000	2,453,700
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old) Series 2014
4.75%, 1/01/20 (a)	1,450	1,454,553
5.25%, 1/01/24 (a)	1,250	1,251,888
Metropolitan Transportation Authority Series 2006B
5.00%, 11/15/16	4,665	4,740,200
5.00%, 11/15/17 (Pre-refunded/ETM)	1,980	2,012,353
Series 2010D
5.25%, 11/15/24	10,755	12,750,052
Series 2010G
5.00%, 11/15/21	9,305	10,866,658
5.25%, 11/15/22-11/15/26	33,880	40,214,904
Series 2011C
5.00%, 11/15/24	2,890	3,464,879
Series 2011D
5.00%, 11/15/22-11/15/25	11,775	14,124,087
Series 2016B
5.00%, 11/15/22-11/15/27	4,310	5,427,082
AGM Series 2002B
0.86%, 11/01/22 (b)	14,550	14,071,087
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2012A
5.00%, 11/15/24	14,130	17,349,097
NATL Series 2004A
5.25%, 11/15/16	9,820	9,987,824
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014
5.00%, 7/01/24	4,550	5,582,986
New York City Industrial Development Agency (American Airlines, Inc.) Series 2015B
2.00%, 8/01/28 (c)	8,000	8,007,280
New York City Municipal Water Finance Authority Series 2008AA
5.00%, 6/15/19 (Pre-refunded/ETM)	11,675	12,660,370
5.00%, 6/15/21 (Pre-refunded/ETM)	1,285	1,394,765
5.00%, 6/15/21	5,620	6,096,632
5.00%, 6/15/22 (Pre-refunded/ETM)	2,905	3,150,182
Series 2010FF
5.00%, 6/15/25	24,730	28,637,340

	Principal Amount (000)	U.S. $ Value
Series 2011HH
5.00%, 6/15/26	$9,055	$10,806,690
Series 2014D
5.00%, 6/15/22-6/15/29	14,350	17,657,494
Series 2015F
5.00%, 6/15/27-6/15/28	7,830	10,023,655
Series 2015G
5.00%, 6/15/28	11,465	14,634,729
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2011S-1A
5.00%, 7/15/25	4,420	5,246,142
Series 2012S
5.00%, 7/15/25	7,390	8,998,286
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2011A
5.00%, 11/01/20	1,160	1,361,028
Series 2011A-1
5.00%, 11/01/23	15,315	18,515,988
Series 2011B
5.00%, 2/01/20-2/01/24	15,135	17,728,046
Series 2011C
5.00%, 11/01/20	9,480	11,122,884
Series 2012B
5.00%, 11/01/16-11/01/24	13,660	16,253,352
Series 2012D
5.00%, 11/01/20-11/01/23	32,780	39,628,182
Series 2012E
5.00%, 2/01/21-2/01/26	11,600	13,873,242
Series 2014A
5.00%, 8/01/27-8/01/29	6,655	8,380,071
Series 2014C
5.00%, 11/01/26	6,345	8,004,344
Series 2014D-1
5.00%, 2/01/28-2/01/29	9,535	11,895,084
Series 2015C
5.00%, 11/01/26	20,000	25,666,800
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.) Series 2008C
5.75%, 12/01/16	23,025	23,497,243
New York City Trust for Cultural Resources (Whitney Museum of American Art) Series 2011
5.00%, 7/01/21	4,745	5,587,048
New York Liberty Development Corp. (National Sports Museum) Series 2006A
6.125%, 2/15/19 (d)(e)(f)	1,980	20
New York Local Government Assistance Corp. (New York Local Government Assistance Corp. Sales Tax) Series 2008A
5.00%, 4/01/19-4/01/20	16,145	17,361,928

	Principal Amount (000)	U.S. $ Value
New York Power Authority NATL Series 2007C
5.00%, 11/15/16	$6,245	$6,346,356
New York State Dormitory Authority Series 2012D
5.00%, 2/15/22 (Pre-refunded/ETM)	1,290	1,563,674
5.00%, 2/15/23 (Pre-refunded/ETM)	865	1,048,510
5.00%, 2/15/24 (Pre-refunded/ETM)	815	987,902
5.00%, 2/15/25 (Pre-refunded/ETM)	880	1,066,692
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2010A
5.00%, 7/01/19	4,390	4,905,342
Series 2015A
5.00%, 7/01/22-7/01/26	6,415	7,916,907
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.) Series 2010A
5.00%, 7/01/18	1,360	1,468,392
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2009A
5.00%, 7/01/22	6,050	6,802,136
New York State Dormitory Authority (New York State Sales Tax) Series 2015-2
5.00%, 3/15/22	29,830	36,323,096
Series 2015A
5.00%, 3/15/23	2,215	2,769,171
New York State Dormitory Authority (New York University) Series 2015A
5.00%, 7/01/23	2,040	2,547,144
NATL Series 1998A
6.00%, 7/01/18	1,000	1,104,560
New York State Dormitory Authority (St John’s University/NY) Series 2015A
5.00%, 7/01/24	1,130	1,411,189
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2008A
5.00%, 3/15/20	4,750	5,094,518
Series 2008C
5.00%, 3/15/18	24,875	26,705,551
Series 2009D
5.00%, 6/15/20	2,230	2,510,779
Series 2009G
5.00%, 3/15/18	7,840	8,419,690
Series 2012A
5.00%, 12/15/21	5,905	7,125,091
Series 2012B
5.00%, 3/15/22	3,905	4,733,329
Series 2012D
5.00%, 2/15/22-2/15/25	18,285	22,135,061
Series 2014A
5.00%, 2/15/28-2/15/29	13,825	17,198,334
Series 2014C
5.00%, 3/15/28-3/15/29	14,485	18,076,514

	Principal Amount (000)	U.S. $ Value
Series 2015B
5.00%, 2/15/23	$1,160	$1,436,730
Series 2015E
5.00%, 3/15/23	4,380	5,434,354
AMBAC Series 2005B
5.50%, 3/15/23	5,000	6,363,650
New York State Dormitory Authority (State University of New York Dormitory Fees) Series 2015A
5.00%, 7/01/18-7/01/19	3,820	4,245,195
New York State Dormitory Authority (State University of New York) Series 2011A
5.00%, 7/01/24	3,125	3,723,094
New York State Dormitory Authority (Wyckoff Heights Medical Center State Lease) Series 2015
5.00%, 2/15/21	3,870	4,536,840
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.) NATL Series 2010C
1.236%, 4/01/34 (b)	20,500	19,181,255
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2004
5.00%, 6/15/25	6,845	6,867,383
Series 2009A
5.25%, 6/15/24	7,300	8,244,839
New York State Environmental Facilities Corp. (State of New York SRF) Series 2015D
5.00%, 3/15/22-9/15/22	9,320	11,463,521
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2008B
5.00%, 4/01/17	13,165	13,595,627
Series 2012A
5.00%, 4/01/21-4/01/25	26,175	31,487,570
AMBAC Series 2005B
5.50%, 4/01/20	9,080	10,643,939
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2012I
5.00%, 1/01/25	5,155	6,155,740
Series 2013A
5.00%, 5/01/19	25,000	27,876,500
Series 2014
5.00%, 1/01/26-1/01/28	4,345	5,456,406
Series 2014J
5.00%, 1/01/26-1/01/27	33,900	42,016,944
New York State Thruway Authority (State of New York Pers Income Tax) Series 2010A
5.00%, 3/15/25	5,425	6,350,071
New York State Thruway Authority Highway & Bridge Trust Fund

	Principal Amount (000)	U.S. $ Value
Series 2008B
5.00%, 4/01/17 (Pre-refunded/ETM)	$8,500	$8,776,165
New York State Urban Development Corp. (New York State Urban Development Corp. Lease) Series 2008B
5.00%, 1/01/19	3,525	3,831,499
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013C
5.00%, 3/15/20	9,915	11,407,207
Series 2015A
5.00%, 3/15/23	12,400	15,411,960
Series 2016A
5.00%, 3/15/27-3/15/28	10,010	12,965,427
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016
5.00%, 8/01/26-8/01/31	23,655	25,960,937
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015
5.00%, 1/01/21	3,690	4,283,094
Niagara Falls City School Distric Series 2016
5.00%, 6/15/25	3,660	4,568,485
Niagara Falls City School District Series 2016
5.00%, 6/15/22-6/15/24	7,920	9,615,302
Port Authority of New York & New Jersey Series 2011
5.00%, 9/15/24	2,000	2,324,820
Series 2011O
5.00%, 10/15/21	5,215	6,183,843
Series 2013-178
5.00%, 12/01/23	10,480	12,949,822
Series 2014
5.00%, 9/01/23-9/01/27	12,470	15,344,287
Series 2014-1
5.00%, 10/15/23	3,455	4,261,293
Series 2014-186
5.00%, 10/15/21-10/15/22	12,575	15,033,133
Series 2015E
5.00%, 10/15/21-10/15/23	23,485	28,422,417
Sales Tax Asset Receivable Corp. Series 2014A
5.00%, 10/15/25-10/15/26	13,140	16,947,020
Schenectady County Capital Resource Corp. (Ellis Hospital) Series 2012
1.75%, 2/15/18	605	606,385
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011
5.00%, 7/01/16-7/01/17	2,900	2,970,455
Town of Oyster Bay NY Series 2016
3.75%, 3/31/17	1,800	1,816,758

	Principal Amount (000)	U.S. $ Value
Series 2016C
4.00%, 6/01/18	$4,175	$4,221,885
Series 2016D
3.875%, 6/28/17	3,000	3,030,510
Triborough Bridge & Tunnel Authority Series 1992Y
5.50%, 1/01/17 (Pre-refunded/ETM)	1,025	1,050,154
Series 2008A
5.00%, 11/15/19 (Pre-refunded/ETM)	2,150	2,319,958
Series 2008C
5.00%, 11/15/16	5,000	5,081,500
Series 2008D
5.00%, 11/15/16	14,880	15,114,360
Series 2011A
5.00%, 1/01/27	7,000	8,416,450
Series 2012B
5.00%, 11/15/19-11/15/23	28,330	34,492,279
Series 2013A
5.00%, 11/15/28	5,000	6,107,250
Series 2013B
5.00%, 11/15/22	7,525	9,291,117
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2010B
5.00%, 9/01/16-9/01/21	16,590	17,317,850
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.) Series 2007A
5.25%, 9/15/16	340	341,204
Utility Debt Securitization Authority Series 2013T
5.00%, 6/15/26-12/15/29	34,825	43,479,983
Series 2016A
5.00%, 6/15/27-12/15/27	21,425	27,869,696

		1,480,661,826

Alabama - 0.7%
Alabama Public School & College Authority Series 2009B
5.00%, 5/01/18	11,145	12,024,563

California - 1.5%
California Econ Recovery Series 2009A
5.00%, 7/01/18 (Pre-refunded/ETM)	16,365	17,798,083
5.25%, 7/01/21 (Pre-refunded/ETM)	5,000	5,679,100
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2013A
5.00%, 6/01/19	1,225	1,367,455
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2009E
5.00%, 5/01/21	1,280	1,428,429

		26,273,067

	Principal Amount (000)	U.S. $ Value
District of Columbia - 0.4%
Metropolitan Washington Airports Authority Series 2010B
5.00%, 10/01/19-10/01/21	$5,795	$6,563,456

Florida - 1.7%
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) AGM Series 2010A
5.00%, 10/01/16-10/01/17	4,805	4,908,434
County of Miami-Dade FL Aviation Revenue Series 2009A
5.75%, 10/01/20	1,680	1,941,609
Durbin Crossing Community Development District Series 2006-1
5.25%, 11/01/15 (e)(f)(g)	2,060	473,800
Overoaks Community Development District Series 2004B
5.125%, 5/01/09 (e)(f)(g)	185	92,500
Series 2010A-1
6.125%, 5/01/35 (f)	75	75,132
Series 2010A-2
6.125%, 5/01/35 (f)	180	180,317
Series 2010B
5.125%, 5/01/17 (f)	170	170,498
Parkway Center Community Development District Series 2004B
7.00%, 5/01/23	750	798,660
Polk County School District (Polk County School District Sales Tax) AGM Series 2007
5.00%, 10/01/16	2,690	2,717,734
State of Florida Lottery Revenue Series 2010C
5.00%, 7/01/18	16,355	17,736,343
Sterling Hill Community Development District Series 2003B
5.50%, 11/01/10 (e)(f)(g)(h)	155	53,103
Volusia County School Board COP Series 2014B
5.00%, 8/01/26	1,000	1,246,990

		30,395,120

Georgia - 0.4%
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.) Series 2007A
5.00%, 3/15/17	6,975	7,168,208

Guam - 0.1%
Guam Department of Education COP Series 2010A
6.00%, 12/01/20	1,625	1,721,493

Illinois - 1.6%
Metropolitan Pier & Exposition Authority Series 2012B
5.00%, 12/15/28	5,090	5,728,591

	Principal Amount (000)	U.S. $ Value
State of Illinois
Series 2012
5.00%, 3/01/21-8/01/25	$9,765	$10,782,305
Series 2013
5.50%, 7/01/25	7,435	8,573,298
Series 2014
5.00%, 5/01/24	2,540	2,887,828
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006
5.50%, 3/01/17 (d)(e)(f)	1,307	256,826

		28,228,848

Indiana - 0.7%
Indiana Bond Bank (JPMorgan Chase & Co.) Series 2007A
5.25%, 10/15/18-10/15/21	10,745	12,122,382

Louisiana - 0.0%
Isabella Lakes Community Development District Series 2007
6.00%, 8/01/22 (d)(e)(f)	1,515	303,000
Juban Parc Community Development District Series 2006
5.15%, 10/01/14 (e)(f)(g)	1,155	231,000
Whispering Spring Community Development District Series 2006
5.20%, 10/01/21 (d)(e)(f)	1,500	270,000

		804,000

Michigan - 0.2%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/22	2,985	3,504,390

Nevada - 0.4%
County of Clark Department of Aviation (McCarran Intl Airport)
AGM Series 2009C
5.00%, 7/01/23	7,400	8,273,348

New Jersey - 2.0%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011G
5.00%, 9/01/21	3,295	3,660,712
Series 2013
5.00%, 3/01/21	2,500	2,784,475
Series 2015X
5.00%, 6/15/19-6/15/21	23,895	26,641,036
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/21	$2,195	$2,451,815

		35,538,038

Pennsylvania - 1.1%
Philadelphia Parking Authority (The) (Philadelphia Airport Parking) Series 2009
5.00%, 9/01/16-9/01/21	14,925	16,658,006
5.25%, 9/01/23	2,345	2,720,294

		19,378,300

Puerto Rico - 0.2%
Puerto Rico Electric Power Authority
NATL Series 2002KK
5.50%, 7/01/16	3,695	3,695,000

Tennessee - 1.1%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2006A
5.25%, 9/01/21	17,375	20,499,372

Texas - 0.0%
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007
5.25%, 11/15/16	5	5,059

Washington - 0.7%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	11,085	12,920,233

Total Municipal Obligations (cost $1,613,762,410)		1,709,776,703

GOVERNMENTS - TREASURIES - 3.3%
United States - 3.3%
U.S. Treasury Notes
1.375%, 1/31/21	16,995	17,295,727
1.625%, 11/30/20	41,035	42,237,202

Total Governments - Treasuries (cost $58,370,222)		59,532,929

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit
0.01%, 7/01/16 (cost $787,791)	788	787,791

U.S. $ Value
Total Investments - 99.2% (cost $1,672,920,423) (i)	$1,770,097,423
Other assets less liabilities - 0.8%	14,575,781

Net Assets - 100.0%	$1,784,673,204

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$17,230	12/14/20	1.548%	CPI	#	$(22,233)
Deutsche Bank AG	17,700	7/15/20	1.265%	CPI	#	334,090

						$311,857

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$20,000	10/19/22	1.103%	SIFMA	*	$(384,354)
Citibank, NA	14,600	3/01/23	0.904%	SIFMA	*	(64,283)

						$(448,637)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of June 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old) Series 2014 4.75%, 1/01/20	11/13/14	$1,450,000	$1,454,553	0.08%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old) Series 2014 5.25%, 1/01/24	11/13/14	1,250,000	1,251,888	0.07%

(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2016 and the aggregate market value of these securities amounted to $33,252,342 or 1.86% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2016.
(d)	Defaulted.
(e)	Non-income producing security.
(f)	Illiquid security.
(g)	Defaulted matured security.
(h)	Fair valued by the Adviser.
(i)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $105,647,215 and gross unrealized depreciation of investments was $(8,470,215), resulting in net unrealized appreciation of $97,177,000.

As of June 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.3% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,671,878,656	$37,898,047		$1,709,776,703
Governments - Treasuries		– 0	–	59,532,929	– 0	–	59,532,929
Short-Term Investments		– 0	–	787,791	– 0	–	787,791

Total Investments in Securities		– 0	–	1,732,199,376	37,898,047		1,770,097,423
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	334,090	– 0	–	334,090
Liabilities:
Inflation (CPI) Swaps		– 0	–	(22,233)	– 0	–	(22,233)
Interest Rate Swaps		– 0	–	(448,637)	– 0	–	(448,637)

Total (b)	$	– 0	–	$1,732,062,596	$37,898,047		$1,769,960,643

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/15	$27,345,012		$27,345,012
Accrued discounts/(premiums)	(144,042)		(144,042)
Realized gain (loss)	(3,938,532)		(3,938,532)
Change in unrealized appreciation/depreciation	4,553,039		4,553,039
Purchases	17,686,959		17,686,959
Sales	(7,634,389)		(7,634,389)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/16	$37,868,047		$37,868,047

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$283,688		$283,688

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2016. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$53,103	Market Approach	Value Reduced by Annual Coupon	$34.26 / N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices)

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 92.5%
Long-Term Municipal Bonds - 92.5%
Alabama - 1.4%
Alabama Federal Aid Highway Finance Authority
Series 2015
5.00%, 9/01/25	$1,390	$1,762,006
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant)
Series 2012
5.00%, 9/01/24	18,230	21,718,128
Alabama Public School & College Authority
Series 2009A
5.00%, 5/01/17	34,415	35,662,200
Series 2009B
5.00%, 5/01/17	12,955	13,424,489
Series 2014B
5.00%, 1/01/24	3,200	4,055,040
Birmingham Airport Authority (Birmingham-Shuttlesworth Intl Airport)
AGM Series 2010
6.00%, 7/01/21	5,510	6,538,772
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	15,549,078

		98,709,713

Alaska - 0.9%
Municipality of Anchorage AK
Series 2015B
5.00%, 9/01/21-9/01/24	12,935	15,935,174
Series 2015C
5.00%, 9/01/22-9/01/24	7,370	9,214,237
Series 2015D
5.00%, 9/01/21	3,565	4,255,647
State of Alaska
Series 2016A
5.00%, 8/01/22-8/01/27	26,905	33,998,383

		63,403,441

Arizona - 1.6%
Arizona Board of Regents COP (University of Arizona COP)
Series 2012C
5.00%, 6/01/25	2,365	2,836,817
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/24-7/01/25	17,210	20,408,324
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/23-12/01/24	2,770	3,475,430
City of Glendale AZ (City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/23-7/01/26	33,315	41,991,064

	Principal Amount (000)	U.S. $ Value
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport)
Series 2010A
5.00%, 7/01/20-7/01/21	$7,225	$8,365,155
Series 2010C
5.00%, 7/01/23-7/01/25	19,665	22,695,597
County of Maricopa AZ COP
Series 2015
5.00%, 7/01/18	3,290	3,555,602
Maricopa County Unified School District No 69 Paradise Valley
NATL Series 2004
5.20%, 7/01/16	7,510	7,510,000
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,684,497

		112,522,486

California - 7.9%
California Econ Recovery
Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	16,765	18,918,297
5.00%, 7/01/20 (Pre-refunded/ETM)	5,675	6,403,897
5.25%, 7/01/21 (Pre-refunded/ETM)	2,735	3,106,468
California State Public Works Board (California State Public Works Board Lease)
Series 2014B
5.00%, 10/01/28	1,225	1,532,291
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2010D
5.00%, 5/15/22-5/15/23	24,415	28,256,254
Fresno Unified School District
NATL Series 2002A
6.00%, 2/01/20	3,255	3,786,867
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	855	937,114
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009E
5.25%, 5/01/22-5/01/23	10,380	11,651,378
Series 2011C
5.00%, 5/01/22	5,880	6,926,170
NATL Series 2006-32F
5.25%, 5/01/18	3,700	4,008,728
State of California
Series 2006
5.00%, 10/01/16	3,710	3,750,031
Series 2008
5.00%, 4/01/18	5,000	5,378,450
Series 2009
5.25%, 10/01/20	5,085	5,806,409
Series 2013
5.00%, 11/01/24-11/01/25	43,465	54,634,060

	Principal Amount (000)	U.S. $ Value
Series 2014
5.00%, 5/01/25-5/01/29	$130,465	$164,855,766
Series 2015
5.00%, 8/01/22	15,765	19,323,633
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/17-5/01/19	183,675	202,107,749

		541,383,562

Colorado - 1.0%
City & County of Broomfield CO COP
Series 2010
5.00%, 12/01/16-12/01/20	13,735	14,956,284
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/21-11/15/23	19,685	23,070,764
Series 2011A
5.50%, 11/15/19	2,290	2,625,371
Series 2012A
5.00%, 11/15/22-11/15/24	6,630	7,929,212
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (a)(b)(c)	13,168	4,608,800
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 1/15/21	2,800	3,140,592
5.25%, 1/15/24-7/15/24	7,745	8,697,789
Stapleton Development Corp. (Denver Urban Renewal Authority)
Series 2015B
5.00%, 12/01/19	1,170	1,324,920

		66,353,732

Connecticut - 1.5%
State of Connecticut
Series 2013A
5.00%, 10/15/21	3,370	3,977,240
Series 2014A
5.00%, 3/01/28	6,360	7,687,459
Series 2016A
5.00%, 3/15/20-3/15/22	51,430	60,249,875
Series 2016B
5.00%, 5/15/21	17,055	19,937,466
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/22-1/01/24	8,575	10,408,800

		102,260,840

Delaware - 0.1%
Delaware River & Bay Authority
Series 2014C
5.00%, 1/01/26-1/01/27	5,470	6,786,520

	Principal Amount (000)	U.S. $ Value
District of Columbia - 1.5%
District of Columbia
Series 2013A
5.00%, 6/01/25-6/01/27	$59,115	$73,062,857
District of Columbia (District of Columbia Pers Income Tax)
Series 2012C
5.00%, 12/01/26	5,545	6,862,936
District of Columbia Water & Sewer Authority
AGM Series 1998
6.00%, 10/01/16	1,635	1,656,369
Metropolitan Washington Airports Authority
Series 2008A
5.50%, 10/01/18	6,910	7,611,987
Series 2010F-1
5.00%, 10/01/20	11,905	13,902,064

		103,096,213

Florida - 5.3%
Brevard County School District COP
Series 2013A
5.00%, 7/01/21-7/01/22	15,275	18,259,887
Citizens Property Insurance Corp.
Series 2011A
5.00%, 6/01/20	6,640	7,648,550
Series 2011A-1
5.00%, 6/01/19	15,975	17,837,525
Series 2012A
5.00%, 6/01/22	27,105	32,853,970
Series 2012A-1
5.00%, 6/01/20-6/01/21	20,785	24,112,178
Series 2015A
5.00%, 6/01/22	1,795	2,144,558
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	3,895	4,648,254
Collier County School Board COP
Series 2015
5.00%, 2/15/18-2/15/19	12,210	13,365,585
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/23	5,000	6,024,800
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	15,483,752
5.625%, 10/01/25	2,550	3,021,214
County of Miami-Dade FL
Series 2015A
5.00%, 11/01/20-11/01/21	7,205	8,519,426
Series 2015B
5.00%, 7/01/22	3,715	4,513,688
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/22-10/01/24	4,975	6,047,285

	Principal Amount (000)	U.S. $ Value
Durbin Crossing Community Development District
Series 2006-1
5.25%, 11/01/15 (a)(c)(d)	$985	$226,550
Duval County School Board COP
Series 2015B
5.00%, 7/01/26	4,280	5,415,698
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	7,645	8,846,794
Series 2012A
5.00%, 7/01/22	10,225	12,476,034
Florida Municipal Power Agency
Series 2015B
5.00%, 10/01/24-10/01/28	3,765	4,762,829
Florida State Board of Education (State of Florida)
Series 2014A
5.00%, 6/01/22	3,545	4,342,129
Series 2015A
5.00%, 6/01/18	7,655	8,289,753
Series 2015B
5.00%, 6/01/17	11,470	11,932,126
Florida’s Turnpike Enterprise
Series 2016B
5.00%, 7/01/21-7/01/22	11,640	13,967,800
Hillsborough County School Board (Hillsborough County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	2,650	3,273,465
Hillsborough County School Board COP
Series 2015
5.00%, 7/01/26	1,460	1,850,185
Hollywood Community Redevelopment Agency
Series 2015
5.00%, 3/01/20-3/01/23	7,205	8,354,290
JEA Electric System Revenue
Series 2009G
5.00%, 10/01/19	2,695	3,040,149
JEA Water & Sewer System Revenue
Series 2014A
5.00%, 10/01/25	3,060	3,875,215
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	11,765	12,366,544
Orange County School Board COP
Series 2014A
5.00%, 8/01/28-8/01/29	46,355	57,716,794
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(c)(d)	510	255,000
Series 2010A-1
6.125%, 5/01/35 (c)	215	215,378
Series 2010A-2
6.125%, 5/01/35 (c)	490	490,862
Series 2010B
5.125%, 5/01/17 (c)	435	436,275

	Principal Amount (000)	U.S. $ Value
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	$1,625	$1,730,430
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/21	1,820	2,158,811
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/18	2,350	2,544,087
South Broward Hospital District
Series 2015
5.00%, 5/01/27	3,325	4,155,186
St Lucie County School Board (St Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/22	3,150	3,806,019
State of Florida
Series 2009B
5.00%, 7/01/17	3,245	3,388,137
Series 2012B
5.00%, 7/01/18	8,460	9,181,553
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	2,050	2,449,914
Tampa Sports Authority (Tampa Sports Authority Sales Tax)
Series 2015
5.00%, 1/01/21	3,490	4,075,831
Tohopekaliga Water Authority
Series 2016
5.00%, 10/01/24-10/01/25	4,750	6,107,938

		366,212,448

Georgia - 3.0%
Athens-Clarke County Unified Government
Series 2013
4.00%, 12/01/16	1,410	1,430,290
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	25,822,438
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	10,049,501
5.25%, 1/01/20	6,500	7,475,520
5.50%, 1/01/21	7,500	8,973,300
5.75%, 1/01/22-1/01/23	20,000	24,153,970
5.875%, 1/01/24	2,925	3,537,583
Series 2014A
5.00%, 1/01/28	12,250	15,275,260
City of Atlanta GA
Series 2015
5.00%, 12/01/18	2,550	2,810,788
Glynn County School District
Series 2016
5.00%, 8/01/18	1,195	1,301,678
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.)
Series 2007A
5.00%, 3/15/17-3/15/18	4,860	5,065,672

	Principal Amount (000)	U.S. $ Value
Municipal Electric Authority of Georgia
Series 2010B
5.00%, 1/01/20	$37,550	$42,822,020
State of Georgia
Series 2009I
5.00%, 7/01/18	14,580	15,838,546
Series 2016A
5.00%, 2/01/22-2/01/23 (e)	35,660	43,584,050

		208,140,616

Hawaii - 1.1%
City & County Honolulu HI Wastewater System Revenue
Series 2009A
5.00%, 7/01/21-7/01/22	6,900	7,719,797
Series 2010A
5.00%, 7/01/24	16,500	18,988,860
State of Hawaii
Series 2015E
5.00%, 10/01/22-10/01/23	28,840	35,881,483
Series 2016F
5.00%, 10/01/20-10/01/25	9,755	12,156,737

		74,746,877

Idaho - 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2015A
5.00%, 7/15/21-7/15/23	6,915	8,257,634

Illinois - 4.5%
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	3,465	3,541,611
County of Du Page IL
Series 1993
5.60%, 1/01/21	5,840	6,544,596
Illinois Finance Authority (Adventist Health System/Sunbelt Obligated Group)
NATL Series 1997B
2.10%, 1/01/19 (f)	5,730	6,014,953
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/20-11/15/28	4,745	5,672,336
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/27-2/01/29	42,820	52,658,112
Illinois State Toll Highway Authority
Series 2014A
5.00%, 12/01/20-12/01/22	33,375	39,717,798
Series 2014D
5.00%, 1/01/23	1,065	1,302,665
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/20-12/15/28	24,425	27,806,684

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/23 (Pre-refunded/ETM)	$565	$689,577
Metropolitan Water Reclamation District of Greater Chicago
Series 2015D
5.00%, 12/01/20	8,320	9,640,800
Regional Transportation Authority (Regional Transportation Authority Sales Tax)
NATL Series 1994C
7.75%, 6/01/20	720	827,899
NATL Series 2001B
5.50%, 6/01/17	1,025	1,068,716
NATL Series 2006A
5.00%, 7/01/16	5,285	5,285,000
State of Illinois
Series 2010
5.00%, 1/01/17-1/01/19	34,160	35,366,780
Series 2012
5.00%, 8/01/21-8/01/25	16,935	18,747,134
Series 2013
5.00%, 7/01/19-7/01/20	12,290	13,371,431
5.50%, 7/01/24	5,405	6,261,963
Series 2013A
5.00%, 4/01/23	4,390	4,938,794
Series 2014
5.00%, 5/01/22-5/01/27	46,045	51,621,245
State of Illinois (State of Illinois Ded Tax)
AMBAC Series 1991
6.25%, 12/15/20	1,955	2,150,480
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (a)(b)(c)	5,078	997,827
Village of Matteson IL
Series 2010
Zero Coupon, 12/01/29 (g)	19,775	14,990,636

		309,217,037

Indiana - 0.1%
County of Jasper IN (Northern Indiana Public Service Co.)
NATL Series 1988B
5.60%, 11/01/16	6,560	6,659,975
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/25-9/01/28	2,940	3,467,497

		10,127,472

Iowa - 0.2%
Iowa Finance Authority (Iowa Finance Authority SRF)
Series 2015
5.00%, 8/01/17-8/01/18	10,770	11,516,563

	Principal Amount (000)	U.S. $ Value
Kentucky - 0.6%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant)
NATL Series 2007
5.00%, 9/01/16	$5,000	$5,035,350
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/26	8,490	10,152,936
Series 2016A
5.00%, 7/01/21-7/01/27	19,390	24,059,387

		39,247,673

Louisiana - 0.8%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (City of Baton Rouge / Parish of East Baton Rouge LA Sales Tax)
Series 2015
5.00%, 8/01/27-8/01/28	8,985	11,146,838
Coves of the Highland County Community Development District
Series 2006
5.60%, 11/01/13 (a)(c)(d)(h)	4,025	0	^
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease)
Series 2007
5.25%, 9/15/17	12,070	12,352,317
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2010
5.00%, 10/01/21-10/01/25	8,415	9,597,154
Series 2010A
5.00%, 10/01/23	7,720	8,800,954
Louisiana Office Facilities Corp. (Louisiana Office Facilities Corp. State Lease)
Series 2009
5.00%, 3/01/17-3/01/18	6,575	6,821,508
Orange Grove Community Development District
Series 2006
5.30%, 11/01/21 (a)(b)(c)	1,695	339,000
St Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/29	1,200	1,314,552
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2015B
5.00%, 5/01/25	3,250	4,177,063

		54,549,386

Maine - 0.0%
Maine Municipal Bond Bank
Series 2014A
5.00%, 9/01/25	1,000	1,234,790

Maryland - 0.5%
County of Anne Arundel MD
Series 2013
5.00%, 4/01/20	4,415	5,096,146

	Principal Amount (000)	U.S. $ Value
State of Maryland
Series 2014B
5.00%, 8/01/20	$17,930	$20,931,303
Washington Suburban Sanitary Commission
Series 2014
5.00%, 6/01/17	5,000	5,201,450

		31,228,899

Massachusetts - 1.8%
City of Cambridge MA
Series 2015
5.00%, 2/15/18	2,330	2,493,846
Commonwealth of Massachusetts
Series 2013A
5.00%, 4/01/18	2,060	2,214,047
Series 2013B
5.00%, 8/01/17-8/01/20	69,345	75,702,615
Series 2014C
5.00%, 8/01/20	1,045	1,216,276
AGM Series 2006C
2.00%, 11/01/19 (f)	1,815	1,865,257
NATL Series 2000E
0.57%, 12/01/30 (i)	7,750	7,077,439
NATL Series 2000F
0.54%, 12/01/30 (i)	6,700	6,118,561
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2013
5.00%, 6/15/20	1,040	1,208,272
Series 2014
5.00%, 6/15/20	7,170	8,330,106
Massachusetts Health & Educational Facilities Authority (CareGroup, Inc.)
Series 2008E-2
5.00%, 7/01/17	4,140	4,312,969
Massachusetts Health & Educational Facilities Authority (President and Fellows of Harvard College)
Series 1991N
6.25%, 4/01/20	2,820	3,390,345
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/22-8/15/23	10,680	13,121,278

		127,051,011

Michigan - 5.0%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/19-7/01/20	20,980	23,468,051
Lake Orion Community School District
Series 2016
5.00%, 5/01/24	2,915	3,621,305

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (City of Detroit MI Income Tax)
Series 2015F
3.40%, 10/01/20	$500	$528,910
3.60%, 10/01/21	500	536,480
3.80%, 10/01/22	500	545,455
3.875%, 10/01/23	2,000	2,206,020
4.00%, 10/01/24	3,000	3,340,080
4.50%, 10/01/29	12,065	13,516,781
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/25-7/01/27	39,940	48,607,044
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24-7/01/27	54,305	66,231,184
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/27	4,990	5,931,763
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012A
5.00%, 7/01/16	94,115	94,115,000
Series 2012B
5.00%, 7/01/22	6,630	6,657,382
Michigan Finance Authority (Trinity Health Credit Group)
Series 2015
5.00%, 12/01/23-12/01/25	13,075	16,512,984
5.50%, 12/01/26-12/01/27	7,220	9,481,235
South Lyon Community Schools
Series 2016
5.00%, 5/01/22	3,060	3,660,280
State of Michigan Trunk Line Revenue
Series 2009
5.00%, 11/01/19-11/01/23	11,510	13,044,981
Walled Lake Consolidated School District
Series 2015
4.00%, 5/01/17	6,070	6,237,896
5.00%, 5/01/20	4,635	5,297,990
Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport)
Series 2010C
5.00%, 12/01/17	5,000	5,278,600
Wayne State University
Series 2009A
5.00%, 11/15/21-11/15/23	14,100	15,849,311

		344,668,732

Minnesota - 0.7%
State of Minnesota
Series 2014A
5.00%, 8/01/17	13,830	14,486,787
Series 2014E
4.00%, 8/01/17	12,610	13,074,552
Series 2015B
5.00%, 8/01/22	3,745	4,602,680

	Principal Amount (000)	U.S. $ Value
Series 2015D
5.00%, 8/01/18	$12,245	$13,343,377
Stillwater Independent School District No 834
Series 2015A
5.00%, 2/01/24	4,190	5,283,464

		50,790,860

Missouri - 0.2%
City of Springfield MO Public Utility Revenue
Series 2012
5.00%, 12/01/18-12/01/19	7,290	8,057,335
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/25	2,630	3,282,529

		11,339,864

Nevada - 3.6%
City of Las Vegas NV
Series 2015C
5.00%, 9/01/20-9/01/26	18,625	22,652,032
Clark County School District
Series 2008A
5.00%, 6/15/21	5,000	5,388,650
Series 2013B
5.00%, 6/15/17	6,780	7,056,421
Series 2015A
5.00%, 6/15/18	70,485	76,305,651
Series 2015B
5.00%, 6/15/22	17,785	21,456,713
County of Clark Department of Aviation (McCarran Intl Airport)
AGM Series 2009C
5.00%, 7/01/24	9,175	10,243,429
County of Clark NV
Series 2015A
5.00%, 7/01/18	8,955	9,703,907
Series 2016A
5.00%, 11/01/24	7,080	9,017,513
AMBAC Series 1992A
6.50%, 6/01/17	1,760	1,853,667
AMBAC Series 2006
5.00%, 11/01/16	16,010	16,239,583
County of Clark NV (County of Clark NV Fuel Tax)
Series 2011
5.00%, 7/01/19	8,390	9,419,789
AMBAC Series 2007
5.00%, 7/01/16	1,470	1,470,000
County of Clark NV (McCarran Intl Airport)
Series 2008A
5.25%, 7/01/17	16,695	17,450,282
Las Vegas Valley Water District
Series 2015B
4.00%, 12/01/18	4,240	4,563,300
Series 2016B
5.00%, 6/01/28	4,590	5,931,198

	Principal Amount (000)	U.S. $ Value
State of Nevada
Series 2014A
5.00%, 4/01/21	$15,245	$18,027,670
Series 2015D
5.00%, 4/01/23	10,205	12,669,711

		249,449,516

New Jersey - 4.8%
New Jersey Economic Development Authority
Series 2011EE
5.00%, 9/01/20 (Pre-refunded/ETM)	4,640	5,409,544
5.50%, 9/01/21 (Pre-refunded/ETM)	990	1,192,524
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	2,605	3,031,256
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM)	1,525	1,739,705
New Jersey Economic Development Authority (College Avenue Redevelopment Associates LLC)
Series 2013
5.00%, 6/15/25-6/15/26	4,500	5,505,470
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011EE
5.00%, 9/01/20	1,720	1,902,870
5.50%, 9/01/21	370	419,151
Series 2011G
5.00%, 9/01/20	290	320,833
Series 2013
5.00%, 3/01/20	13,965	15,309,271
Series 2014P
5.00%, 6/15/20	1,425	1,570,863
Series 2014U
5.00%, 6/15/20-6/15/21	14,200	15,809,159
Series 2015X
5.00%, 6/15/19	10,585	11,465,566
AMBAC Series 2005K
5.25%, 12/15/20	2,340	2,638,280
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/22	1,075	1,232,143
5.50%, 1/01/26-1/01/27	2,000	2,411,110
New Jersey Environmental Infrastructure Trust
Series 2015
5.00%, 9/01/20-9/01/22	23,625	28,349,393
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19-9/15/21	44,040	48,957,208
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2006A
5.25%, 12/15/20	3,730	4,197,071
5.50%, 12/15/21	6,155	7,078,742
Series 2011B
5.00%, 6/15/20	1,310	1,446,698
Series 2013A
5.00%, 6/15/20	3,960	4,373,226

	Principal Amount (000)	U.S. $ Value
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/26-1/01/27	$12,700	$15,413,564
Series 2014A
5.00%, 1/01/27-1/01/29	75,920	94,368,512
Series 2014C
5.00%, 1/01/24	14,720	18,355,251
AGM Series 2005D-3
5.25%, 1/01/26	14,770	19,182,537
NATL Series 2000B
0.753%, 1/01/30 (i)	19,450	17,851,969

		329,531,916

New York - 12.7%
City of New York NY
Series 2007E
5.00%, 8/01/16	4,715	4,733,011
Series 2008C
5.25%, 8/01/16	17,165	17,234,003
Series 2009C
5.00%, 8/01/17-8/01/22	18,190	20,237,397
Series 2010B
5.00%, 8/01/17-8/01/19	18,470	20,310,243
Series 2012A
5.00%, 10/01/16	10,090	10,199,578
Series 2013B
5.00%, 8/01/19	34,575	38,946,663
Series 2013I
5.00%, 8/01/19	7,260	8,177,954
Series 2013J
5.00%, 8/01/19-8/01/20	16,575	18,724,939
Series 2014A
5.00%, 8/01/27	1,130	1,414,896
Series 2015A
5.00%, 8/01/22-8/01/23	12,015	14,692,948
Series 2015B
5.00%, 8/01/23	6,370	7,927,720
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/16-11/15/28	25,550	27,359,296
Series 2012E
5.00%, 11/15/24	6,055	7,434,450
Series 2012F
5.00%, 11/15/22-11/15/26	55,610	68,180,933
Series 2012H
5.00%, 11/15/26	6,065	7,425,986
Series 2013B
5.00%, 11/15/26	9,505	11,754,644
Series 2014A
5.00%, 11/15/26-11/15/27	8,245	10,164,914
Series 2014C
5.00%, 11/15/27	5,000	6,280,450
AGC Series 2003B
5.25%, 11/15/20	8,415	9,952,168
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/27	4,505	5,518,985

	Principal Amount (000)	U.S. $ Value
New York City Industrial Development Agency (American Airlines, Inc.)
Series 2015B
2.00%, 8/01/28 (j)	$24,765	$24,787,536
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/22-11/01/25	34,430	41,610,281
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	27,886,222
Series 2012A
5.00%, 8/01/25	12,345	15,115,465
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	68,499,549
Series 2012E
5.00%, 11/01/21	8,545	10,281,771
Series 2015C
5.00%, 11/01/18	2,090	2,297,913
New York State Dormitory Authority (City University of New York State Lease)
Series 2008A
5.00%, 7/01/16	14,935	14,935,000
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/19-7/01/24	25,150	28,266,128
New York State Dormitory Authority (New York University)
NATL Series 1998A
6.00%, 7/01/18	2,865	3,164,564
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2009G
5.00%, 3/15/19-3/15/21	13,865	15,464,114
Series 2011E
5.00%, 8/15/21	3,880	4,644,554
Series 2012A
5.00%, 12/15/22	20,745	25,574,021
Series 2012B
5.00%, 3/15/22	21,800	26,424,216
Series 2013A
5.00%, 2/15/20	4,635	5,320,656
Series 2014C
5.00%, 3/15/27	2,015	2,525,480
Series 2014E
5.00%, 2/15/17	4,440	4,561,478
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
0.68%, 5/01/34 (i)	6,800	5,934,904
AMBAC Series 2001B
0.70%, 10/01/36 (i)	11,425	9,813,721
0.75%, 10/01/36 (i)	11,000	9,447,867
XLCA Series 2004A
0.68%, 1/01/39 (i)	10,000	8,850,420

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/23	$17,940	$21,763,014
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	3,055	3,406,508
New York State Thruway Authority (New York State Thruway Authority Service Contract)
Series 2009
5.00%, 4/01/17-4/01/18	47,425	49,409,672
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013C
5.00%, 3/15/25-3/15/26	63,625	78,534,383
Series 2013D
5.00%, 3/15/23	32,000	39,772,800
Series 2016A
5.00%, 3/15/24	4,010	5,089,251
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	3,335	4,030,381

		874,083,047

North Carolina - 0.4%
North Carolina Eastern Municipal Power Agency
Series 1988A
6.00%, 1/01/26 (Pre-refunded/ETM)	1,720	2,171,689
Series 2009B
5.00%, 1/01/17 (Pre-refunded/ETM)	1,020	1,041,900
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	13,270	15,612,022
North Carolina Municipal Power Agency No. 1
Series 2008C
5.25%, 1/01/17 (Pre-refunded/ETM)	6,240	6,383,083
5.25%, 1/01/17	430	439,796

		25,648,490

Ohio - 2.9%
City of Cleveland OH Airport System Revenue
AMBAC Series 2006A
5.00%, 1/01/23	3,145	3,205,541
City of Columbus OH
Series 2013-1
5.00%, 7/01/20	4,580	5,321,456
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.00%, 12/01/19-12/01/24	93,725	109,484,567
Hamilton County Convention Facilities Authority (Hamilton County Convention Facilities Authority Lease)
Series 2014
5.00%, 12/01/22-12/01/23	3,440	4,117,138

	Principal Amount (000)	U.S. $ Value
State of Ohio
Series 2011A
5.00%, 8/01/20-8/01/21	$57,430	$67,622,576
University of Cincinnati
Series 2010F
5.00%, 6/01/20-6/01/21	6,795	7,867,354
University of Toledo
Series 2010
5.00%, 6/01/21	2,610	2,978,428

		200,597,060

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/16-7/01/28	10,670	11,566,586
McGee Creek Authority
NATL Series 1992
6.00%, 1/01/23	3,020	3,422,959

		14,989,545

Oregon - 0.5%
City of Portland OR Sewer System Revenue
Series 2013A
5.00%, 8/01/22	8,685	10,616,978
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/24	1,000	1,168,790
Port of Portland OR (Portland Intl Airport)
Series 2010-20C
5.00%, 7/01/23	1,405	1,612,785
State of Oregon Department of Administrative Services
Series 2009D
5.00%, 11/01/21-11/01/23	8,260	9,388,234
State of Oregon Department of Administrative Services COP
Series 2009D
5.00%, 11/01/21-11/01/23	10,275	11,603,902

		34,390,689

Pennsylvania - 3.9%
Allegheny County Airport Authority (Pittsburgh International Airport)
NATL Series 2001B
5.00%, 1/01/18	1,585	1,677,802
Allegheny County Sanitary Authority
Series 2015
5.00%, 12/01/23	3,500	4,305,630
City of Philadelphia PA
Series 2013A
5.00%, 7/15/19-7/15/21	4,495	5,164,203
City of Philadelphia PA Airport Revenue (Philadelphia Intl Airport)
Series 2010A
5.00%, 6/15/21	6,225	7,120,030

	Principal Amount (000)	U.S. $ Value
Series 2010D
5.00%, 6/15/19-6/15/20	$18,065	$20,329,853
Series 2011A
5.00%, 6/15/19	4,025	4,474,391
Commonwealth of Pennsylvania
Series 2014
5.00%, 6/15/17-7/01/17	25,140	26,183,042
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 1/01/19-7/01/19	17,310	19,466,668
Pennsylvania Economic Development Financing Authority (FirstEnergy Nuclear Generation LLC)
Series 2005A
3.75%, 12/01/40	13,705	14,052,148
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 6/30/26-12/31/28	51,190	62,960,891
Pennsylvania Turnpike Commission
Series 2009B
5.00%, 6/01/17-6/01/19	38,140	40,833,700
5.00%, 6/01/20 (Pre-refunded/ETM)	5,425	6,087,447
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/17-9/01/20	31,615	35,020,071
5.125%, 9/01/22	9,080	10,483,496
Southeastern Pennsylvania Transportation Authority
Series 2010
5.00%, 3/01/23-3/01/24	12,245	13,936,977

		272,096,349

Puerto Rico - 0.2%
Puerto Rico Sales Tax Financing Corp.
Series 2009A
5.375%, 8/01/20 (Pre-refunded/ETM)	10,315	11,770,034

Rhode Island - 0.6%
Rhode Island Commerce Corp.
AGC Series 2009A
5.25%, 6/15/17	7,955	8,304,145
Rhode Island Depositors Economic Protection Corp.
Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,478,742
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,739,505
5.75%, 8/01/19 (Pre-refunded/ETM)	4,940	5,377,338
Tobacco Settlement Financing Corp./RI
Series 2015A
5.00%, 6/01/21-6/01/23	14,635	16,874,483

		39,774,213

	Principal Amount (000)	U.S. $ Value
South Carolina - 0.9%
Beaufort County School District/SC
Series 2015A
5.00%, 3/01/18	$3,210	$3,440,799
Kershaw County School District/SC
Series 2015
5.00%, 12/01/21	1,185	1,391,379
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease)
Series 2015
5.00%, 12/01/22-12/01/27	7,000	8,667,440
South Carolina Public Service Authority
Series 2015A
5.00%, 12/01/24	4,490	5,689,773
Series 2015B
5.00%, 12/01/22-12/01/23	32,645	40,270,687

		59,460,078

Tennessee - 0.0%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	2,115	2,495,319

Texas - 10.9%
Aldine Independent School District
Series 2013
5.00%, 2/15/17	4,945	5,079,652
Austin Independent School District
Series 2014B
5.00%, 8/01/20-8/01/21	6,700	7,843,029
Bell County Health Facility Development Corp.
Series 1989
6.50%, 7/01/19 (Pre-refunded/ETM)	775	836,659
Brownsville Independent School District
Series 2013A
5.00%, 2/15/19	4,000	4,431,680
Bryan Independent School District
Series 2015B
4.00%, 2/15/18	1,315	1,386,010
Camino Real Regional Mobility Authority
Series 2008
5.00%, 8/15/16-2/15/21	12,595	12,659,175
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	19,480	22,222,200
Series 2015C
5.00%, 8/15/23-8/15/25	4,860	6,016,448
City of Garland TX
Series 2010
5.00%, 2/15/24	3,800	4,342,678
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/23-9/01/25	3,800	4,672,922

	Principal Amount (000)	U.S. $ Value
City of Houston TX Airport System Revenue
Series 2009A
5.00%, 7/01/21	$2,090	$2,264,348
AGM Series 2000P
0.90%, 7/01/30 (i)	1,325	1,215,028
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	6,400	7,081,408
City of Houston TX Combined Utility System Revenue
Series 2014C
5.00%, 5/15/23-5/15/28	24,850	30,809,856
City of San Antonio TX
Series 2014
5.00%, 2/01/21	3,905	4,604,776
City of Waco TX
Series 2015
5.00%, 2/01/21	5,505	6,475,311
City Public Service Board of San Antonio TX
Series 2008
5.00%, 2/01/21	5,040	5,376,823
Series 2009D
5.00%, 2/01/20	47,315	52,294,904
County of Harris TX
Series 2010A
5.00%, 10/01/23-10/01/25	17,725	20,754,091
Series 2014A
5.00%, 10/01/17	4,820	5,082,594
Dallas Independent School District
Series 2011
5.00%, 2/15/22	5,165	6,075,280
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/21-11/01/25	17,905	20,686,955
Series 2014A
5.25%, 11/01/28	11,550	14,128,999
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	168,095	169,848,231
Houston Independent School District
Series 2014
5.00%, 2/15/17-2/15/18	29,205	30,718,024
Series 2016A
5.00%, 2/15/23	5,070	6,272,249
North Texas Tollway Authority
Series 2014A
5.00%, 1/01/21-1/01/24	16,695	20,133,347
Series 2015B
5.00%, 1/01/23-1/01/28	12,275	15,323,292
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System)
Series 2011D
5.00%, 9/01/24	5,000	5,946,550
5.25%, 9/01/25-9/01/26	35,940	43,201,408
San Antonio Water System
Series 2011A
5.00%, 5/15/23-5/15/26	21,200	24,400,297
Series 2013E

	Principal Amount (000)	U.S. $ Value
5.00%, 5/15/25	$3,000	$3,723,810
Spring Branch Independent School District
Series 2015A
5.00%, 2/01/23-2/01/24	6,715	8,379,924
Series 2015B
5.00%, 2/01/23-2/01/24	10,435	13,017,851
Spring Independent School District
Series 2011
5.00%, 8/15/20-8/15/21	8,365	9,735,593
State of Texas
Series 2011
5.00%, 10/01/22-10/01/25	47,335	56,895,798
Series 2014
4.00%, 10/01/17	5,400	5,627,772
Series 2014A
5.00%, 10/01/23	13,680	17,196,854
Series 2015A
5.00%, 10/01/23	10,615	13,343,904
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.25%, 11/15/16	595	601,997
Series 2015B-2
3.875%, 11/15/20	2,500	2,532,375
Texas A&M University
Series 2009D
5.00%, 5/15/18	2,000	2,161,600
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014B
4.00%, 7/01/17-1/01/18	17,845	17,989,668
Texas Transportation Commission State Highway Fund
Series 2007
5.00%, 4/01/24 (Pre-refunded/ETM)	8,380	8,656,708
Series 2015
5.00%, 10/01/23	21,840	27,386,050

		749,434,128

Utah - 0.1%
Utah Transit Authority (Utah Transit Authority Sales Tax)
Series 2015A
5.00%, 6/15/26-6/15/28	5,455	6,843,415

Virginia - 1.6%
County of Fairfax VA
Series 2012A
5.00%, 4/01/17	6,760	6,983,215
Series 2015C
3.00%, 10/01/16	13,490	13,571,345
4.00%, 10/01/17	25,985	27,094,300
5.00%, 10/01/18	13,855	15,190,622
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2015A
5.00%, 2/01/23	4,245	5,267,111
Series 2015B

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/20-9/01/22	$35,675	$42,650,690

		110,757,283

Washington - 8.7%
Chelan County Public Utility District No. 1
Series 2011A
5.00%, 7/01/20	3,110	3,567,326
Series 2011B
5.00%, 7/01/21	5,000	5,861,350
5.25%, 7/01/22	3,670	4,330,747
City of Seattle WA
Series 2014
5.00%, 5/01/17	3,690	3,823,726
Series 2016A
5.00%, 4/01/18	3,150	3,388,424
City of Seattle WA Drainage & Wastewater Revenue
Series 2016
5.00%, 4/01/20	3,910	4,508,543
County of Cowlitz WA (County of Cowlitz WA Spl Swr)
NATL Series 2002
5.50%, 11/01/19	1,435	1,575,917
County of King WA
Series 2015
5.00%, 7/01/23	2,485	3,114,103
County of King WA Sewer Revenue
Series 2011B
5.00%, 1/01/23	4,415	5,145,594
Energy Northwest (Bonneville Power Administration)
Series 2007C
5.00%, 7/01/17	2,625	2,739,188
Series 2012A
5.00%, 7/01/18-7/01/21	92,605	102,906,112
Series 2016A
5.00%, 7/01/25-7/01/27	50,640	66,155,358
Franklin County School District No. 1 Pasco
Series 2015
5.00%, 12/01/23	4,750	5,971,272
Grant County Public Utility District No. 2
Series 2011I
5.00%, 1/01/20-1/01/23	13,725	15,970,619
King County School District No 45 Bellevue
Series 2014
5.00%, 12/01/18	2,355	2,595,846
King County School District No 49 Tahoma
Series 2015
5.00%, 12/01/22	2,710	3,327,799
Port of Seattle WA
Series 2010B
5.00%, 6/01/22	1,995	2,295,547
Series 2010C
5.00%, 2/01/17	2,590	2,653,015
Series 2015C
5.00%, 4/01/21-4/01/23	3,570	4,246,833

	Principal Amount (000)	U.S. $ Value
Snohomish County School District No. 2 Everett
Series 2014
5.00%, 12/01/21	$3,600	$4,326,084
State of Washington
Series 2008C
5.00%, 1/01/17	3,225	3,295,370
Series 2009R
5.00%, 1/01/17	6,810	6,958,594
Series 2012
5.00%, 7/01/22-7/01/23	27,935	33,994,151
Series 2012R
5.00%, 7/01/23-7/01/24	22,715	27,649,856
Series 2012R-2012D
5.00%, 7/01/17	5,000	5,217,500
Series 2012R-2013A
5.00%, 7/01/17	3,545	3,699,207
Series 2014
4.00%, 7/01/17	17,610	18,203,105
Series 2014R
5.00%, 7/01/17	5,180	5,405,330
Series 20152
5.00%, 7/01/20-7/01/23	54,945	65,737,477
Series 2015A-1
5.00%, 8/01/22-8/01/23	27,765	34,210,713
Series 2015B
5.00%, 2/01/22	4,480	5,391,770
Series 2016R
5.00%, 8/01/20(e)	1,095	12,687,765
State of Washington (State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/21-9/01/23	36,660	43,975,986
Series 2013C
5.00%, 9/01/19	6,060	6,826,529
State of Washington COP
Series 2015
5.00%, 7/01/18	3,565	3,857,223
Series 2015C
5.00%, 7/01/21-7/01/23	26,825	32,441,277
Washington Health Care Facilities Authority (MultiCare Health System)
Series 2015B
5.00%, 8/15/28-8/15/30	31,550	39,122,993
Washington State Housing Finance Commission (Heron’s Key Obligated Group)
Series 2015B
4.375%, 1/01/21(k)	1,335	1,350,887

		598,529,136

West Virginia - 0.0%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004C
0.945%, 2/15/34(i)	3,200	2,941,267

Wisconsin - 0.7%
State of Wisconsin
Series 2014-2
5.00%, 5/01/17	23,330	24,181,312

	Principal Amount (000)	U.S. $ Value
Series 2014B
5.00%, 5/01/17	$3,610	$3,741,729
Wisconsin Department of Transportation
AGM Series 2005A
5.25%, 7/01/16	9,690	9,690,000
NATL Series 2007I
5.00%, 7/01/16-7/01/17	8,885	8,972,600
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,000	1,154,220
WPPI Energy
Series 2014A
5.00%, 7/01/29	1,000	1,212,190

		48,952,051

Total Municipal Obligations (cost $6,027,773,600)		6,374,589,905

GOVERNMENTS - TREASURIES - 2.7%
United States - 2.7%
U.S. Treasury Notes
1.625%, 11/30/20 (l) (cost $180,369,353)	179,550	184,810,276

CORPORATES - INVESTMENT GRADE - 0.9%
Financial Institutions - 0.9%
Banking - 0.9%
Capital One Bank USA NA
1.20%, 2/13/17	4,905	4,907,448
JPMorgan Chase & Co.
1.35%, 2/15/17	41,328	41,411,978
1.81%, 3/01/18 (LIBOR 3 Month + 0.51%)(m)	2,000	1,996,748
3.15%, 7/05/16	3,950	3,950,000
Morgan Stanley
Series G
5.45%, 1/09/17	8,860	9,049,409

Total Corporates - Investment Grade (cost $61,232,160)		61,315,583

SHORT-TERM INVESTMENTS - 3.4%
Time Deposit - 3.4%
State Street Time Deposit
0.01%, 7/01/16 (cost $235,487,723)	235,488	235,487,723

Total Investments - 99.5% (cost $6,504,862,836) (n)		$6,856,203,487
Other assets less liabilities - 0.5%		33,629,605

Net Assets - 100.0%		$6,889,833,092

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$163,500	3/31/19	3 Month LIBOR	1.056%	$681,962

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$66,580	12/14/20	1.548%	CPI	#	$(85,911)
Deutsche Bank AG	68,450	7/15/20	1.265%	CPI	#	1,292,001

						$1,206,090

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$60,000	6/07/22	0.906%	SIFMA	*	$(449,251)
JPMorgan Chase Bank, NA	50,000	2/22/23	0.902%	SIFMA	*	(218,468)

						$(667,719)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
^	Less than $0.50.

(a)	Non-income producing security.
(b)	Defaulted.
(c)	Illiquid security.
(d)	Defaulted matured security.
(e)	When-Issued or delayed delivery security.
(f)	Variable rate coupon, rate shown as of June 30, 2016.
(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h)	Fair valued by the Adviser.
(i)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2016 and the aggregate market value of these securities amounted to $69,251,176 or 1.01% of net assets.
(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2016.

(k)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of this security amounted to $1,350,887 or 0.0% of net assets.
(l)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(m)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.
(n)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $371,124,323 and gross unrealized depreciation of investments was $(19,783,672), resulting in net unrealized appreciation of $351,340,651.

As of June 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.5% and 0.1%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$6,282,956,092	$91,633,813	(a)	$6,374,589,905
Governments - Treasuries		– 0	–	184,810,276	– 0	–	184,810,276
Corporates - Investment Grade		– 0	–	61,315,583	– 0	–	61,315,583
Short-Term Investments		– 0	–	235,487,723	– 0	–	235,487,723

Total Investments in Securities		– 0	–	6,764,569,674	91,633,813		6,856,203,487
Other Financial Instruments(b):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	681,962	– 0	–	681,962
Inflation (CPI) Swaps		– 0	–	1,292,001	– 0	–	1,292,001
Liabilities:
Inflation (CPI) Swaps		– 0	–	(85,911)	– 0	–	(85,911)
Interest Rate Swaps		– 0	–	(667,719)	– 0	–	(667,719)

Total(c)	$	– 0	–	$6,765,790,007	$91,633,813		$6,857,423,820

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds(a)		Total
Balance as of 9/30/15	$73,165,940		$73,165,940
Accrued discounts/(premiums)	943,012		943,012
Realized gain (loss)	(9,577,105)		(9,577,105)
Change in unrealized appreciation/depreciation	8,691,886		8,691,886
Purchases	24,401,135		24,401,135
Sales	(5,991,055)		(5,991,055)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/16	$91,633,813		$91,633,813

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/16	$(46,408)		$(46,408)

(a)	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2016. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$0	Qualitative Assessment		$0.00/N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 45.5%
Information Technology - 10.7%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	3,140	$202,153
CommScope Holding Co., Inc. (a)	12,530	388,806
Finisar Corp. (a)	43,760	766,238
Harris Corp.	810	67,586
Infinera Corp. (a)	21,680	244,550
Palo Alto Networks, Inc. (a)	30,896	3,789,086
Polycom, Inc. (a)	28,280	318,150

		5,776,569

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. - Class A	145,332	8,331,884
Anixter International, Inc. (a)	8,270	440,626
CDW Corp./DE	10,910	437,273
Keysight Technologies, Inc. (a)	13,150	382,533
TTM Technologies, Inc. (a)	30,630	230,644
VeriFone Systems, Inc. (a)	14,734	273,168
Vishay Intertechnology, Inc.	31,710	392,887

		10,489,015

Internet Software & Services - 2.2%
Alphabet, Inc. - Class A (a)	4,944	3,478,252
Alphabet, Inc. - Class C (a)	23,666	16,379,239
CoStar Group, Inc. (a)	2,490	544,463
eBay, Inc. (a)	241,633	5,656,629
Facebook, Inc. - Class A (a)	148,235	16,940,296
Pandora Media, Inc. (a)	21,720	270,414

		43,269,293

IT Services - 2.0%
Amdocs Ltd.	79,212	4,572,116
Booz Allen Hamilton Holding Corp.	17,700	524,628
EPAM Systems, Inc. (a)	5,030	323,479
Fiserv, Inc. (a)	78,400	8,524,432
Genpact Ltd. (a)	8,800	236,192
Vantiv, Inc. - Class A (a)	10,676	604,262
Visa, Inc. - Class A	190,330	14,116,776
Xerox Corp.	1,007,024	9,556,658

		38,458,543

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	33,780	173,629
Applied Materials, Inc.	387,048	9,277,540
Cavium, Inc. (a)	953	36,786
Cypress Semiconductor Corp.	47,090	496,799
Intel Corp.	295,543	9,693,810
Lam Research Corp.	2,710	227,803
Mellanox Technologies Ltd. (a)	6,930	332,363
Microsemi Corp. (a)	11,350	370,918
ON Semiconductor Corp. (a)	39,718	350,313

Company	Shares	U.S. $ Value
Qorvo, Inc. (a)	7,650	$422,739
Xilinx, Inc.	208,713	9,627,931

		31,010,631

Software - 2.0%
ANSYS, Inc. (a)	92,847	8,425,865
Aspen Technology, Inc. (a)	7,073	284,618
Atlassian Corp. PLC - Class A (a)	11,766	304,739
Cadence Design Systems, Inc. (a)	18,577	451,421
Fortinet, Inc. (a)	10,050	317,479
Guidewire Software, Inc. (a)	6,972	430,591
HubSpot, Inc. (a)	8,510	369,504
Microsoft Corp. (b)	393,812	20,151,360
Oracle Corp.	185,805	7,604,999
Qlik Technologies, Inc. (a)	10,870	321,535
Take-Two Interactive Software, Inc. (a)	12,291	466,075
Ultimate Software Group, Inc. (The) (a)	2,912	612,364
Verint Systems, Inc. (a)	13,140	435,328

		40,175,878

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc. (b)	285,047	27,250,493
Hewlett Packard Enterprise Co.	420,000	7,673,400
HP, Inc.	552,769	6,937,251
NCR Corp. (a)	19,570	543,459

		42,404,603

		211,584,532

Financials - 6.3%
Banks - 3.0%
Associated Banc-Corp.	19,890	341,113
Bank of America Corp.	1,306,396	17,335,875
Citizens Financial Group, Inc.	310,319	6,200,174
Comerica, Inc.	11,250	462,712
First Niagara Financial Group, Inc.	21,920	213,501
First Republic Bank/CA	6,486	453,955
Fulton Financial Corp.	25,660	346,410
Huntington Bancshares, Inc./OH	53,140	475,072
Signature Bank/New York NY (a)	3,751	468,575
SVB Financial Group (a)	4,639	441,447
Synovus Financial Corp.	10,330	299,467
Texas Capital Bancshares, Inc. (a)	5,600	261,856
US Bancorp	257,004	10,364,971
Webster Financial Corp.	11,341	385,027
Wells Fargo & Co. (b)	437,798	20,720,979
Zions Bancorporation	17,460	438,770

		59,209,904

Capital Markets - 0.1%
Affiliated Managers Group, Inc. (a)	2,685	377,967
Lazard Ltd. - Class A	11,747	349,826

Company	Shares	U.S. $ Value
Stifel Financial Corp. (a)	7,131	$224,270

		952,063

Consumer Finance - 1.4%
Capital One Financial Corp.	120,200	7,633,902
Discover Financial Services	169,598	9,088,757
OneMain Holdings, Inc. (a)	167,085	3,812,880
Synchrony Financial (a)	305,652	7,726,882

		28,262,421

Insurance - 1.4%
Allstate Corp. (The)	224,527	15,705,664
American Financial Group, Inc./OH	6,040	446,537
American International Group, Inc.	193,512	10,234,850
CNO Financial Group, Inc.	14,480	252,821
First American Financial Corp.	12,720	511,598
Hanover Insurance Group, Inc. (The)	5,090	430,716
Reinsurance Group of America, Inc. - Class A	4,570	443,244
Validus Holdings Ltd.	11,020	535,462

		28,560,892

Real Estate Investment Trusts (REITs) - 0.4%
DDR Corp.	18,610	337,585
Gramercy Property Trust	62,604	577,209
Mid-America Apartment Communities, Inc.	4,920	523,488
Public Storage	23,067	5,895,695

		7,333,977

Real Estate Management & Development - 0.0%
Kaisa Group Holdings Ltd. (a) (c) (d)	204,000	10,255

Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	20,729	452,100

		124,781,612

Consumer Discretionary - 6.1%
Auto Components - 0.2%
Dana Holding Corp.	24,570	259,459
Lear Corp.	3,430	349,037
Magna International, Inc. (New York) - Class A	94,894	3,327,933
Tenneco, Inc. (a)	7,130	332,329

		4,268,758

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	8,839	586,114
Grand Canyon Education, Inc. (a)	12,237	488,501
Sotheby’s	9,020	247,148

		1,321,763

Hotels, Restaurants & Leisure - 1.2%
Bloomin’ Brands, Inc.	27,380	489,281
Brinker International, Inc.	6,905	314,385
Buffalo Wild Wings, Inc. (a)	2,330	323,753
Dave & Buster’s Entertainment, Inc. (a)	9,556	447,125
McDonald’s Corp.	72,534	8,728,741

Company	Shares	U.S. $ Value
Norwegian Cruise Line Holdings Ltd. (a)	6,144	$244,777
Panera Bread Co. - Class A (a)	2,570	544,686
Starbucks Corp.	185,433	10,591,933
Texas Roadhouse, Inc. - Class A	9,770	445,512
Vail Resorts, Inc.	3,600	497,628
Wyndham Worldwide Corp.	6,526	464,847

		23,092,668

Household Durables - 0.1%
Helen of Troy Ltd. (a)	2,980	306,463
Meritage Homes Corp. (a)	9,960	373,898
PulteGroup, Inc.	23,300	454,117
Tempur Sealy International, Inc. (a)	6,983	386,300

		1,520,778

Internet & Catalog Retail - 0.4%
Expedia, Inc.	3,269	347,494
Priceline Group, Inc. (The) (a)	5,536	6,911,198
Shutterfly, Inc. (a)	7,000	326,270

		7,584,962

Media - 1.4%
AMC Networks, Inc. - Class A (a)	8,619	520,760
Comcast Corp. - Class A	235,132	15,328,255
IMAX Corp. (a)	10,448	308,007
Regal Entertainment Group - Class A	20,230	445,869
Scholastic Corp.	8,900	352,529
Walt Disney Co. (The) (b)	120,419	11,779,387

		28,734,807

Multiline Retail - 0.6%
Big Lots, Inc.	8,770	439,465
Dollar General Corp.	132,487	12,453,778

		12,893,243

Specialty Retail - 1.4%
Caleres, Inc.	13,360	323,446
Children’s Place, Inc. (The)	6,540	524,377
Five Below, Inc. (a)	12,080	560,633
Home Depot, Inc. (The)	131,300	16,765,697
Lithia Motors, Inc. - Class A	5,159	366,650
Michaels Cos., Inc. (The) (a)	15,460	439,682
Office Depot, Inc. (a)	87,570	289,857
Ross Stores, Inc.	120,680	6,841,349
Select Comfort Corp. (a)	20,678	442,096
Tractor Supply Co.	5,103	465,291
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,386	581,325

		27,600,403

Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	37,480	422,775

Company	Shares	U.S. $ Value
NIKE, Inc. - Class B	251,201	$13,866,295

		14,289,070

		121,306,452

Health Care - 6.0%
Biotechnology - 1.0%
Alder Biopharmaceuticals, Inc. (a)	5,321	132,865
Biogen, Inc. (a)	30,100	7,278,782
DBV Technologies SA (Sponsored ADR) (a)	3,574	116,584
Gilead Sciences, Inc.	137,014	11,429,708
Neurocrine Biosciences, Inc. (a)	4,320	196,344
Sage Therapeutics, Inc. (a)	4,258	128,294
TESARO, Inc. (a)	3,026	254,335

		19,536,912

Health Care Equipment & Supplies - 0.7%
Align Technology, Inc. (a)	8,171	658,174
DENTSPLY SIRONA, Inc.	8,509	527,898
DexCom, Inc. (a)	7,606	603,384
Intuitive Surgical, Inc. (a)	6,595	4,361,999
Medtronic PLC	80,442	6,979,952
Nevro Corp. (a)	7,084	522,516
Penumbra, Inc. (a)	2,628	156,366

		13,810,289

Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	8,240	456,496
Aetna, Inc.	110,893	13,543,362
Amsurg Corp. (a)	6,270	486,176
Anthem, Inc.	75,092	9,862,583
Diplomat Pharmacy, Inc. (a)	9,397	328,895
LifePoint Health, Inc. (a)	6,060	396,142
McKesson Corp.	33,693	6,288,799
Molina Healthcare, Inc. (a)	8,920	445,108
Premier, Inc. - Class A (a)	13,626	445,570
UnitedHealth Group, Inc.	75,517	10,663,001
WellCare Health Plans, Inc. (a)	3,340	358,315

		43,274,447

Life Sciences Tools & Services – 0.0%
ICON PLC (a)	11,472	803,155

Pharmaceuticals – 2.1%
Akorn, Inc. (a)	16,502	470,060
GW Pharmaceuticals PLC (ADR) (a)	1,399	128,106
Johnson & Johnson	129,900	15,756,870
Medicines Co. (The) (a)	4,430	148,981
Merck & Co., Inc.	122,282	7,044,666

Company	Shares	U.S. $ Value
Pfizer, Inc.	492,102	$17,326,911

		40,875,594

		118,300,397

Consumer Staples - 5.1%
Beverages - 1.2%
Dr Pepper Snapple Group, Inc.	96,041	9,280,442
PepsiCo, Inc.	130,173	13,790,528

		23,070,970

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	82,587	12,969,462
CVS Health Corp.	125,109	11,977,936
Kroger Co. (The)	219,040	8,058,482
Lenta Ltd. (GDR) (a)	1	7

		33,005,887

Food Products - 1.0%
Blue Buffalo Pet Products, Inc. (a)	5,628	131,357
General Mills, Inc.	163,128	11,634,289
Ingredion, Inc.	4,312	558,016
Tyson Foods, Inc. - Class A	123,457	8,245,693

		20,569,355

Household Products - 0.3%
Kimberly-Clark Corp.	49,321	6,780,651

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The) - Class A	45,040	4,099,541

Tobacco - 0.7%
Altria Group, Inc.	211,132	14,559,663

		102,086,067

Industrials - 4.1%
Aerospace & Defense - 2.0%
B/E Aerospace, Inc.	8,820	407,263
Esterline Technologies Corp. (a)	5,400	335,016
Hexcel Corp.	12,561	523,040
Honeywell International, Inc.	62,005	7,212,422
L-3 Communications Holdings, Inc.	94,188	13,816,438
Northrop Grumman Corp.	42,380	9,420,226
TransDigm Group, Inc. (a)	1,717	452,756
United Technologies Corp.	79,496	8,152,315

		40,319,476

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	7,528	369,173
United Parcel Service, Inc. - Class B	82,399	8,876,020

		9,245,193

Airlines - 0.3%
Delta Air Lines, Inc.	170,292	6,203,737
SkyWest, Inc.	10,130	268,040

		6,471,777

Company	Shares	U.S. $ Value
Building Products - 0.0%
AO Smith Corp.	2,540	$223,799
Lennox International, Inc.	3,910	557,566

		781,365

Commercial Services & Supplies - 0.0%
ABM Industries, Inc.	12,410	452,717

Construction & Engineering - 0.1%
AECOM (a)	15,472	491,545
EMCOR Group, Inc.	8,050	396,543
Granite Construction, Inc.	4,900	223,195
Quanta Services, Inc. (a)	19,190	443,673
Tutor Perini Corp. (a)	10,990	258,815

		1,813,771

Electrical Equipment - 0.0%
AMETEK, Inc.	7,246	334,983
Regal Beloit Corp.	4,890	269,194

		604,177

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	4,831	510,540
Danaher Corp. (b)	94,115	9,505,615

		10,016,155

Machinery - 0.5%
IDEX Corp.	6,628	544,159
ITT, Inc.	235,806	7,541,076
Lincoln Electric Holdings, Inc.	7,382	436,129
Middleby Corp. (The) (a)	4,216	485,894
Nordson Corp.	4,030	336,948
Oshkosh Corp.	11,310	539,600

		9,883,806

Marine - 0.0%
Kirby Corp. (a)	6,796	424,002

Professional Services - 0.0%
Robert Half International, Inc.	6,098	232,700

Road & Rail - 0.1%
Genesee & Wyoming, Inc. - Class A (a)	7,101	418,604
Ryder System, Inc.	4,450	272,073
Werner Enterprises, Inc.	11,100	254,967

		945,644

Trading Companies & Distributors - 0.1%
MRC Global, Inc. (a)	37,610	534,438
Watsco, Inc.	3,440	483,974

		1,018,412

		82,209,195

Company	Shares	U.S. $ Value
Energy - 3.5%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	3,338	$89,024
Helmerich & Payne, Inc.	132,032	8,863,308
Oceaneering International, Inc.	7,831	233,834
Oil States International, Inc. (a)	11,940	392,587
RPC, Inc. (a)	27,400	425,522
Schlumberger Ltd. (b)	156,821	12,401,405

		22,405,680

Oil, Gas & Consumable Fuels - 2.4%
Concho Resources, Inc. (a)	2,141	255,357
EOG Resources, Inc.	168,384	14,046,593
Exxon Mobil Corp.	156,385	14,659,530
Gulfport Energy Corp. (a)	18,000	562,680
Hess Corp.	180,575	10,852,558
PDC Energy, Inc. (a)	2,410	138,840
QEP Resources, Inc.	31,910	562,573
Synergy Resources Corp. (a)	56,660	377,356
Valero Energy Corp.	98,505	5,023,755

		46,479,242

		68,884,922

Utilities - 2.0%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	211,066	14,793,616
Edison International	151,335	11,754,189
PNM Resources, Inc.	15,000	531,600
PPL Corp.	203,450	7,680,238
Westar Energy, Inc.	10,620	595,676

		35,355,319

Gas Utilities - 0.0%
Southwest Gas Corp.	8,000	629,680

Multi-Utilities - 0.2%
NiSource, Inc.	154,916	4,108,372

		40,093,371

Materials - 0.9%
Chemicals - 0.6%
CF Industries Holdings, Inc.	139,213	3,355,033
Huntsman Corp.	24,410	328,314
Ingevity Corp. (a)	4,643	158,048
PolyOne Corp.	14,244	501,959
Sherwin-Williams Co. (The)	21,476	6,306,857

		10,650,211

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	2,672	513,024

Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	38,560	483,542

Company	Shares	U.S. $ Value
Sealed Air Corp.	123,251	$5,665,849

		6,149,391

		17,312,626

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	279,668	15,616,661

Total Common Stocks (cost $748,591,555)		902,175,835

INVESTMENT COMPANIES - 23.1%
Funds and Investment Trusts - 23.1%
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio (e)	8,615,338	54,707,396
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z (a)(e)	7,482,030	75,568,499
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z (e)	12,773,258	126,199,791
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z (e)	1,596,604	15,582,851
Sanford C. Bernstein Fund, Inc. - AB Emerging Markets Portfolio - Class Z (a)(e)	1,503,067	35,893,251
Sanford C. Bernstein Fund, Inc. - AB International Portfolio - Class Z (a)(e)	10,356,888	150,485,582

Total Investment Companies (cost $450,060,610)		458,437,370

	Contracts
OPTIONS PURCHASED - CALLS - 0.7%
Options on Indices - 0.7%
Russell 2000 Index Expiration: Aug 2016, Exercise Price: $ 1,200.00 (a)(f)	261,000	2,341,744
Russell 2000 Index Expiration: Aug 2016, Exercise Price: $ 1,210.00 (a)(f)	335,300	2,247,079
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,175.00 (a)(f)	387,400	5,228,304
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,180.00 (a)(f)	312,800	3,794,935

Total Options Purchased - Calls (premiums paid $21,873,323)		13,612,062

	Shares
SHORT-TERM INVESTMENTS - 29.5%
Investment Companies - 29.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.25% (e)(g) (cost $582,035,401)	582,035,401	582,035,401

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 0.2%
U.S. Treasury Bill Zero Coupon, 7/07/16 (cost $3,999,848)	$4,000	$3,999,848

Total Short-Term Investments (cost $586,035,249)		586,035,249

Total Investments - 98.8% (cost $1,806,560,737) (h)		1,960,260,516
Other assets less liabilities - 1.2% (i)		23,209,908

Net Assets - 100.0%		$1,983,470,424

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	1,324	September 2016	$133,924,479	$134,488,779	$564,300
10 Yr Canadian Bond Futures	1,764	September 2016	200,115,152	202,130,547	2,015,395
Euro STOXX 50 Futures	4,312	September 2016	141,832,662	136,618,637	(5,214,025)
Long Gilt Futures	57	September 2016	9,405,632	9,749,978	344,346
Mini MSCI Emerging Market Futures	1,373	September 2016	55,343,230	57,302,155	1,958,925
U.S. Long Bond (CBT) Futures	25	September 2016	4,327,385	4,308,594	(18,791)
U.S. T-Note 10 Yr (CBT) Futures	992	September 2016	130,269,818	131,920,500	1,650,682
U.S. Ultra Bond (CBT) Futures	218	September 2016	39,358,726	40,629,750	1,271,024
Sold Contracts
10 Yr Japan Bond (OSE) Futures	43	September 2016	63,255,717	63,676,560	(420,843)
Euro Buxl 30 Yr Bond Futures	26	September 2016	5,220,695	5,659,902	(439,207)
Euro-BOBL Futures	89	September 2016	13,066,851	13,195,369	(128,518)
Euro-Bund Futures	64	September 2016	11,611,626	11,869,529	(257,903)
FTSE 100 Index Futures	568	September 2016	45,277,244	48,563,715	(3,286,471)
Hang Seng Index Futures	227	July 2016	29,212,646	30,645,190	(1,432,544)
Russell 2000 Mini Futures	897	September 2016	104,880,531	102,921,780	1,958,751
S&P 500 E Mini Futures	2,929	September 2016	304,101,208	306,109,790	(2,008,582)
S&P TSX 60 Index Futures	713	September 2016	91,295,164	89,879,005	1,416,159
SPI 200 Futures	627	September 2016	60,004,102	60,509,590	(505,488)

					$(2,532,790)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	2,124,899	USD	20,786	8/16/16	$182,941
Barclays Bank PLC	USD	4,331	JPY	474,073	8/16/16	265,318
Citibank	EUR	3,844	USD	4,356	8/16/16	83,851
Citibank	GBP	4,303	USD	6,309	8/16/16	578,232
Citibank	GBP	32,582	USD	46,796	9/20/16	3,389,294
Credit Suisse International	EUR	8,823	USD	9,818	8/16/16	11,453
Credit Suisse International	USD	4,613	CAD	5,961	8/16/16	1,560
Credit Suisse International	USD	30,236	CAD	39,070	9/20/16	9,270
Deutsche Bank AG	EUR	21,302	USD	23,543	8/16/16	(130,394)
Deutsche Bank AG	JPY	2,124,899	USD	20,768	8/16/16	164,317
Goldman Sachs Bank USA	AUD	57,830	USD	42,959	8/16/16	(105,089)
HSBC Bank USA	CAD	60,454	USD	46,695	9/20/16	(104,645)
JPMorgan Chase Bank	EUR	4,199	USD	4,627	8/16/16	(39,181)
JPMorgan Chase Bank	USD	23,627	AUD	31,731	8/16/16	1,184
JPMorgan Chase Bank	USD	9,109	GBP	6,834	8/16/16	(8,234)
JPMorgan Chase Bank	USD	44,505	JPY	4,705,972	8/16/16	1,124,897
JPMorgan Chase Bank	EUR	32,355	USD	36,389	9/20/16	383,090
Morgan Stanley & Co., Inc.	EUR	49,767	USD	55,919	8/16/16	607,037
Morgan Stanley & Co., Inc.	USD	6,339	AUD	8,392	8/16/16	(90,323)
Morgan Stanley & Co., Inc.	USD	2,554	EUR	2,253	8/16/16	(50,001)
Morgan Stanley & Co., Inc.	USD	8,912	JPY	919,038	8/16/16	(663)
Morgan Stanley & Co., Inc.	JPY	269,246	USD	2,478	9/20/16	(136,078)
Morgan Stanley & Co., Inc.	USD	70,911	EUR	62,597	9/20/16	(1,250,266)
Royal Bank of Scotland PLC	USD	17,539	JPY	1,907,263	9/20/16	978,419
Standard Chartered Bank	USD	6,092	CHF	5,910	9/20/16	(13,126)
State Street Bank & Trust Co.	AUD	9,422	USD	6,782	8/16/16	(234,399)
State Street Bank & Trust Co.	CAD	5,961	USD	4,630	8/16/16	15,874
State Street Bank & Trust Co.	EUR	5,171	USD	5,813	8/16/16	66,679
State Street Bank & Trust Co.	GBP	3,333	USD	4,840	8/16/16	400,862
State Street Bank & Trust Co.	USD	3,460	EUR	3,041	8/16/16	(80,605)
State Street Bank & Trust Co.	CHF	2,230	USD	2,259	9/20/16	(34,038)
State Street Bank & Trust Co.	JPY	1,638,016	USD	14,884	9/20/16	(1,019,122)
UBS AG	EUR	12,904	USD	14,270	8/16/16	(70,991)

						$4,897,123

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)%	4.29%	$11,397	$361,921	$14,228
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29	11,396	361,890	15,327
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29	11,397	361,921	3,034
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29	22,792	723,780	17,076

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)%	4.29%		$11,396	$361,890	$8,538
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		11,396	361,889	832
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		22,792	723,780	6,068
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		11,396	361,890	4,685
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		17,094	542,834	(11,961)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		11,395	361,858	(13,952)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		11,396	361,890	(9,272)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		11,397	361,921	(9,273)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		11,796	374,592	(9,598)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		39,600	1,257,531	510,939
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		13,115	416,478	239,584
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		12,260	389,327	216,776
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29		13,115	416,478	229,330
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)	0.79		37,840	392,311	(53,247)
iTraxx Europe Series 25, 5 Year Index, 6/20/21*	(1.00)	0.84	EUR	33,460	302,413	(234,965)

					$8,796,594	$924,149

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Deutsche Bank AG FTSE EPRA/NAREIT Developed Real Estate Index	19,650	LIBOR Plus 0.48%	$88,737	6/15/17	$2,812,924

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	One contract relates to 1 share.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $192,063,628 and gross unrealized depreciation of investments was $(38,363,849), resulting in net unrealized appreciation of $153,699,779.

(i)	An amount of U.S. $2,756,610 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
EPRA	-	European Public Real Estate Association
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
OSE	-	Osaka Securities Exchange
SPI	-	Share Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$211,584,532	$	– 0	–	$	– 0	–	$211,584,532
Financials	124,771,357		– 0	–		10,255		124,781,612
Consumer Discretionary	121,306,452		– 0	–		– 0	–	121,306,452
Health Care	118,300,397		– 0	–		– 0	–	118,300,397
Consumer Staples	102,086,060		7			– 0	–	102,086,067
Industrials	82,209,195		– 0	–		– 0	–	82,209,195
Energy	68,884,922		– 0	–		– 0	–	68,884,922
Utilities	40,093,371		– 0	–		– 0	–	40,093,371
Materials	17,312,626		– 0	–		– 0	–	17,312,626
Telecommunication Services	15,616,661		– 0	–		– 0	–	15,616,661

Investment Companies	458,437,370		– 0	–	– 0	–	458,437,370
Options Purchased - Calls	– 0	–	13,612,062		– 0	–	13,612,062
Short-Term Investments:
Investment Companies	582,035,401		– 0	–	– 0	–	582,035,401
U.S. Treasury Bills	– 0	–	3,999,848		– 0	–	3,999,848

Total Investments in Securities	1,942,638,344		17,611,917		10,255		1,960,260,516
Other Financial Instruments (a):
Assets:
Futures	11,179,582		– 0	–	– 0	–	11,179,582
Forward Currency Exchange Contracts	– 0	–	8,264,278		– 0	–	8,264,278
Centrally Cleared Credit Default Swaps	– 0	–	1,266,417		– 0	–	1,266,417
Total Return Swaps	– 0	–	2,812,924		– 0	–	2,812,924
Liabilities:
Futures	(3,273,844)		(10,438,528)		– 0	–	(13,712,372)
Forward Currency Exchange Contracts	– 0	–	(3,367,155)		– 0	–	(3,367,155)
Centrally Cleared Credit Default Swaps	– 0	–	(342,268)		– 0	–	(342,268)

Total (b)	$1,950,544,082		$15,807,585		$10,255		$1,966,361,922

(a)    Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(b) There	were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/15	$34,440		$34,440
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(24,185)		(24,185)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/16	$10,255		$10,255

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(24,185)		$(24,185)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the nine months ended June 30, 2016 is as follows:

Affiliated Issuer	Market Value 9/30/15 (000)		Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/16 (000)	Distributions
										Income (000)		Realized Gains (000)
AB Pooling Portfolio-Multi-Asset Real Return Portfolio	$123,056		$3,964	$65,100		$(44,771)		$37,558	$54,707	$3,964		$	– 0	–
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	– 0	–	70,780	– 0	–	– 0	–	4,788	75,568	– 0	–		– 0	–
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	– 0	–	124,667	– 0	–	– 0	–	1,533	126,200	– 0	–		– 0	–
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	– 0	–	15,388	– 0	–	– 0	–	195	15,583	– 0	–		– 0	–
Sanford C. Bernstein Fund, Inc. - AB Emerging Markets Portfolio - Class Z	– 0	–	31,850	– 0	–	– 0	–	4,043	35,893	– 0	–		– 0	–
Sanford C. Bernstein Fund, Inc. - AB International Portfolio - Class Z	– 0	–	145,100	– 0	–	– 0	–	5,386	150,486	– 0	–		– 0	–

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended 30, 2016 is as follows:

Market Value 9/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/16 (000)	Dividend Income (000)
$549,773	$763,001	$730,739	$582,035	$1,819

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS-TREASURIES - 20.2%
Australia - 0.6%
Australia Government Bond
Series 142
4.25%, 4/21/26 (a)	AUD	7,045	$6,308,918
Series 144
3.75%, 4/21/37 (a)		1,405	1,244,843

			7,553,761

Belgium - 0.1%
Belgium Government Bond
Series 74
0.80%, 6/22/25 (a)	EUR	770	907,992

Colombia - 0.1%
Colombian TES
Series B
7.00%, 5/04/22	COP	4,850,000	1,656,850

France - 0.4%
France Government Bond OAT
0.50%, 5/25/25 (a)	EUR	3,190	3,673,458
2.50%, 5/25/30 (a)		597	847,756

			4,521,214

Germany - 1.0%
Bundesrepublik Deutschland
0.50%, 2/15/25 (a)		3,441	4,073,666
2.50%, 7/04/44 (a)		2,125	3,715,378
Series 00
5.50%, 1/04/31 (a)		875	1,743,580
6.25%, 1/04/30 (a)		1,370	2,830,334

			12,362,958

Greece - 0.0%
Hellenic Republic Government Bond
4.75%, 4/17/19 (a)		116	116,002

Italy - 1.5%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		5,266	6,109,386
3.25%, 9/01/46 (a)		1,555	2,073,444
3.75%, 3/01/21-5/01/21		4,182	5,393,125
4.00%, 9/01/20		111	142,719
4.50%, 5/01/23		550	762,285
5.50%, 11/01/22		2,390	3,444,876

			17,925,835

Japan - 2.4%
Japan Government Five Year Bond
Series 100
0.30%, 9/20/16	JPY	143,350	1,389,814

	Principal Amount (000)		U.S. $ Value
Japan Government Ten Year Bond
Series 342
0.10%, 3/20/26	JPY	744,700	$7,456,591
Japan Government Thirty Year Bond
Series 30
2.30%, 3/20/39		37,900	546,653
Series 36
2.00%, 3/20/42		199,900	2,848,989
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		241,750	3,029,267
Series 128
1.90%, 6/20/31		169,750	2,138,260
Series 143
1.60%, 3/20/33		176,850	2,182,414
Series 144
1.50%, 3/20/33		114,300	1,391,922
Series 150
1.40%, 9/20/34		515,900	6,246,804
Japan Government Two Year Bond
Series 349
0.10%, 2/15/17		92,000	892,988

			28,123,702

Mexico - 0.9%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	75,142	4,076,249
7.75%, 11/13/42		10,578	672,995
8.00%, 6/11/20		83,380	4,995,590
Series M 20
10.00%, 12/05/24		16,228	1,138,148

			10,882,982

New Zealand - 0.1%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (a)	NZD	1,465	1,271,148

Poland - 0.1%
Poland Government Bond
Series 1021
5.75%, 10/25/21	PLN	4,335	1,290,907

Portugal - 0.4%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (a)	EUR	2,266	2,508,570
4.80%, 6/15/20 (a)		1,950	2,426,009

			4,934,579

Singapore - 0.0%
Singapore Government Bond
3.375%, 9/01/33	SGD	341	292,524

South Africa - 0.0%
South Africa Government Bond
Series R213
7.00%, 2/28/31	ZAR	4,540	252,513

	Principal Amount (000)		U.S. $ Value
Spain - 0.4%
Spain Government Bond
4.20%, 1/31/37 (a)	EUR	1,125	$1,709,828
4.70%, 7/30/41 (a)		1,650	2,724,881

			4,434,709

Sweden - 0.1%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	7,085	1,026,721

Turkey - 0.1%
Turkey Government Bond
9.40%, 7/08/20	TRY	2,360	836,440

United Kingdom - 2.0%
United Kingdom Gilt
1.75%, 7/22/19-9/07/22 (a)	GBP	3,809	5,350,842
2.00%, 9/07/25 (a)		2,980	4,345,587
2.25%, 9/07/23 (a)		1,420	2,095,869
2.50%, 7/22/65 (a)		690	1,235,925
3.25%, 1/22/44 (a)		890	1,580,576
4.25%, 6/07/32-12/07/46 (a)		2,495	4,767,884
4.50%, 12/07/42 (a)		175	372,153
5.00%, 3/07/25 (a)		2,010	3,623,744

			23,372,580

United States - 10.0%
U.S. Treasury Bonds
2.50%, 2/15/45	U.S.$	475	494,955
3.00%, 11/15/44-11/15/45		4,846	5,571,598
3.125%, 8/15/44		6,491	7,640,614
3.625%, 8/15/43		4,523	5,835,036
4.50%, 2/15/36		995	1,433,765
4.625%, 2/15/40		2,560	3,763,300
6.25%, 5/15/30		2,004	3,150,431
U.S. Treasury Notes
0.50%, 9/30/16		17,715	17,721,390
1.00%, 5/31/18		840	846,497
1.125%, 12/31/19		14,191	14,343,440
1.25%, 1/31/20-3/31/21		12,333	12,493,127
1.375%, 4/30/20-10/31/20		15,065	15,341,319
1.50%, 2/28/19-1/31/22		1,854	1,892,714
1.625%, 2/15/26-5/15/26		1,789	1,809,780
1.75%, 9/30/19		8,325	8,585,378
2.125%, 6/30/21		6,335	6,672,782
2.25%, 11/15/25		1,368	1,458,951
2.375%, 8/15/24		7,323	7,882,736
2.625%, 8/15/20		945	1,010,264
2.75%, 2/15/24		816	900,866

			118,848,943

Total Governments - Treasuries (cost $228,660,236)			240,612,360

	Principal Amount (000)		U.S. $ Value
CORPORATES-INVESTMENT GRADE - 14.2%
Industrial - 9.3%
Basic - 0.5%
Air Products & Chemicals, Inc.
2.75%, 2/03/23	U.S.$	580	$597,625
Barrick Gold Corp.
4.10%, 5/01/23		77	81,225
Braskem Finance Ltd.
6.45%, 2/03/24		770	777,777
Eastman Chemical Co.
3.80%, 3/15/25		365	385,762
Glencore Funding LLC
2.125%, 4/16/18 (a)		549	535,275
4.00%, 4/16/25 (a)		450	398,250
4.125%, 5/30/23 (a)		265	243,800
LyondellBasell Industries NV
5.00%, 4/15/19		610	660,254
5.75%, 4/15/24		685	815,292
Mosaic Co. (The)
5.625%, 11/15/43		465	515,743
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25		756	790,867
Vale Overseas Ltd.
5.875%, 6/10/21		307	307,384

			6,109,254

Capital Goods - 0.2%
Caterpillar Financial Services Corp.
2.625%, 3/01/23		330	338,604
General Dynamics Corp.
3.875%, 7/15/21		630	693,592
General Electric Co.
4.65%, 10/17/21		84	96,195
Series D
5.00%, 1/21/21 (b)		238	252,518
Republic Services, Inc.
5.25%, 11/15/21		555	641,440
Yamana Gold, Inc.
4.95%, 7/15/24		775	762,445

			2,784,794

Communications - Media - 1.2%
21st Century Fox America, Inc.
3.00%, 9/15/22		230	239,548
6.15%, 3/01/37		830	1,030,225
CBS Corp.
3.50%, 1/15/25		956	982,947
5.75%, 4/15/20		1,340	1,523,584
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		320	334,542
4.908%, 7/23/25		875	956,639
Cox Communications, Inc.
2.95%, 6/30/23 (a)		492	474,156
Discovery Communications LLC
3.45%, 3/15/25		538	526,375

	Principal Amount (000)		U.S. $ Value
4.875%, 4/01/43	U.S.$	255	$230,048
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (a)		1,065	1,088,781
S&P Global, Inc.
4.40%, 2/15/26		1,335	1,498,339
Time Warner Cable, Inc.
4.50%, 9/15/42		769	716,281
Time Warner, Inc.
3.55%, 6/01/24		1,813	1,926,123
3.60%, 7/15/25		1,385	1,465,531
4.75%, 3/29/21		1,000	1,123,368
Viacom, Inc.
3.875%, 4/01/24		360	365,652

			14,482,139

Communications - Telecommunications - 1.3%
America Movil SAB de CV
3.125%, 7/16/22		825	846,466
American Tower Corp.
2.80%, 6/01/20		384	392,958
3.50%, 1/31/23		665	688,112
5.05%, 9/01/20		995	1,106,371
AT&T, Inc.
3.40%, 5/15/25		970	992,220
3.60%, 2/17/23		481	501,769
3.80%, 3/15/22		157	166,785
3.95%, 1/15/25		320	340,142
4.45%, 4/01/24		2,455	2,697,085
5.80%, 2/15/19		280	310,339
6.45%, 6/15/34		220	263,573
British Telecommunications PLC
9.375%, 12/15/30 (c)		505	778,044
Deutsche Telekom International Finance BV
Series E
4.25%, 7/13/22 (a)	EUR	480	656,980
Verizon Communications, Inc.
3.50%, 11/01/24	U.S.$	1,811	1,926,058
3.85%, 11/01/42		850	799,390
4.60%, 4/01/21		1,354	1,517,954
4.862%, 8/21/46		561	613,222
Vodafone Group PLC
2.50%, 9/26/22		795	784,103

			15,381,571

Consumer Cyclical - Automotive - 0.7%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		937	958,140
3.664%, 9/08/24		483	500,205
5.875%, 8/02/21		2,265	2,597,752
General Motors Co.
3.50%, 10/02/18		580	597,153
General Motors Financial Co., Inc.
3.10%, 1/15/19		1,325	1,353,565
3.25%, 5/15/18		97	99,011
4.00%, 1/15/25		335	338,956
Nissan Motor Acceptance Corp.
2.35%, 3/04/19 (a)		760	776,107

	Principal Amount (000)		U.S. $ Value
Toyota Motor Credit Corp.
3.30%, 1/12/22	U.S.$	735	$790,931

			8,011,820

Consumer Cyclical - Other - 0.0%
Wyndham Worldwide Corp.
2.95%, 3/01/17		440	443,684

Consumer Cyclical - Retailers - 0.3%
CVS Health Corp.
3.875%, 7/20/25		753	828,283
Kohl’s Corp.
5.55%, 7/17/45		800	745,083
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21		676	708,881
3.80%, 11/18/24		1,060	1,123,050

			3,405,297

Consumer Non-Cyclical - 2.2%
AbbVie, Inc.
2.50%, 5/14/20		217	221,844
3.60%, 5/14/25		1,195	1,252,156
Actavis Funding SCS
3.00%, 3/12/20		1,745	1,799,669
3.80%, 3/15/25		956	995,988
Altria Group, Inc.
2.625%, 1/14/20		1,860	1,933,556
AstraZeneca PLC
6.45%, 9/15/37		220	300,283
Baxalta, Inc.
3.60%, 6/23/22		220	227,055
5.25%, 6/23/45		635	688,737
Baxter International, Inc.
4.25%, 3/15/20		63	68,498
Bayer US Finance LLC
3.375%, 10/08/24 (a)		251	260,913
Becton Dickinson and Co.
2.675%, 12/15/19		249	256,104
3.734%, 12/15/24		638	687,217
Biogen, Inc.
2.90%, 9/15/20		308	320,984
3.625%, 9/15/22		137	145,427
4.05%, 9/15/25		663	713,687
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		9	10,524
Celgene Corp.
3.875%, 8/15/25		357	380,518
3.875% CELG, 8/15/25		513	547,480
Gilead Sciences, Inc.
3.65%, 3/01/26		737	801,988
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		680	707,638
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		900	934,596
3.50%, 7/15/22 (a)		545	578,824
Laboratory Corp. of America Holdings
3.20%, 2/01/22		245	253,423

	Principal Amount (000)		U.S. $ Value
3.60%, 2/01/25	U.S.$	588	$610,316
Medtronic, Inc.
3.50%, 3/15/25		1,065	1,160,983
Mylan NV
3.15%, 6/15/21		636	645,125
Newell Brands, Inc.
3.15%, 4/01/21		1,731	1,803,325
3.85%, 4/01/23		576	610,945
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		727	748,181
3.90%, 12/15/24		280	283,879
Philip Morris International, Inc.
2.50%, 8/22/22		1,940	1,993,396
Reynolds American, Inc.
4.00%, 6/12/22		192	208,663
4.45%, 6/12/25		635	711,161
5.85%, 8/15/45		449	573,702
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		415	452,928
Tyson Foods, Inc.
2.65%, 8/15/19		160	164,375
3.95%, 8/15/24		760	820,378
Zimmer Biomet Holdings, Inc.
3.55%, 4/01/25		810	834,869

			25,709,335

Energy - 1.6%
Anadarko Petroleum Corp.
6.375%, 9/15/17		73	76,836
BP Capital Markets PLC
3.245%, 5/06/22		780	818,583
ConocoPhillips
5.75%, 2/01/19		780	858,126
Encana Corp.
3.90%, 11/15/21		410	397,599
Energy Transfer Partners LP
3.60%, 2/01/23		55	52,703
4.65%, 6/01/21		310	320,070
7.50%, 7/01/38		475	524,448
EnLink Midstream Partners LP
4.15%, 6/01/25		805	741,898
5.05%, 4/01/45		636	519,682
Enterprise Products Operating LLC
3.70%, 2/15/26		1,326	1,379,913
4.90%, 5/15/46		325	350,131
Halliburton Co.
5.00%, 11/15/45		1,205	1,325,359
Husky Energy, Inc.
7.25%, 12/15/19		227	255,380
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,780	1,811,528
4.15%, 3/01/22		400	404,660
Kinder Morgan, Inc./DE
2.25%, 3/16/27	EUR	245	249,828
5.00%, 2/15/21 (a)	U.S.$	299	315,131
5.05%, 2/15/46		325	308,918
Marathon Oil Corp.
6.60%, 10/01/37		180	181,966

	Principal Amount (000)		U.S. $ Value
Noble Energy, Inc.
3.90%, 11/15/24	U.S.$	972	$987,465
8.25%, 3/01/19		1,530	1,752,329
ONEOK Partners LP
3.20%, 9/15/18		250	252,628
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,327	1,246,181
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		195	190,362
Schlumberger Holdings Corp.
3.00%, 12/21/20 (a)		270	281,598
3.625%, 12/21/22 (a)		800	846,275
Schlumberger Norge AS
4.20%, 1/15/21 (a)		310	338,419
Schlumberger Oilfield UK PLC
4.20%, 1/15/21 (a)		211	230,343
Spectra Energy Partners LP
3.50%, 3/15/25		795	813,305
Williams Partners LP
3.90%, 1/15/25		290	263,595
4.125%, 11/15/20		875	866,684
4.50%, 11/15/23		245	234,972

			19,196,915

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		587	589,676

Services - 0.0%
eBay, Inc
3.80%, 3/09/22		517	549,353

Technology - 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21		820	844,002
5.45%, 6/15/23		1,340	1,390,348
EMC Corp./MA
3.375%, 6/01/23		760	692,136
Fidelity National Information Services, Inc.
3.50%, 4/15/23		250	259,570
5.00%, 10/15/25		6	6,811
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)		1,450	1,514,992
HP, Inc.
3.75%, 12/01/20		317	334,850
4.375%, 9/15/21		72	77,555
4.65%, 12/09/21		180	194,646
KLA-Tencor Corp.
4.65%, 11/01/24		1,293	1,410,500
Lam Research Corp.
2.80%, 6/15/21		669	684,885
Micron Technology, Inc.
7.50%, 9/15/23		614	652,375

	Principal Amount (000)		U.S. $ Value
Oracle Corp.
5.75%, 4/15/18	U.S.$	95	$102,842
QUALCOMM, Inc.
3.00%, 5/20/22		800	844,243
Seagate HDD Cayman
4.75%, 1/01/25-1/01/25		1,006	818,672
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		1,316	1,365,120
Total System Services, Inc.
2.375%, 6/01/18		195	196,502
3.75%, 6/01/23		554	562,657

			11,952,706

Transportation - Services - 0.2%
Fedex Corp.
1.00%, 1/11/23	EUR	1,035	1,161,329
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.375%, 2/01/22 (a)	U.S.$	815	830,369

			1,991,698

			110,608,242

Financial Institutions - 4.4%
Banking - 3.3%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		2,840	2,905,922
Bank of America Corp.
4.00%, 1/22/25-1/22/25		1,230	1,297,176
4.20%, 8/26/24		320	330,790
4.875%, 4/01/44		460	524,214
Series E
0.55%, 3/28/18 (d)	EUR	250	276,078
BNP Paribas SA
2.375%, 9/14/17	U.S.$	799	810,506
5.019%, 4/13/17 (a)(b)	EUR	150	170,149
BPCE SA
5.15%, 7/21/24 (a)	U.S.$	560	582,739
5.70%, 10/22/23 (a)		880	943,854
Citigroup, Inc.
3.875%, 3/26/25		200	201,811
Compass Bank
2.75%, 9/29/19		325	321,912
5.50%, 4/01/20		549	591,714
Cooperatieve Rabobank UA
3.95%, 11/09/22		1,070	1,106,574
4.375%, 8/04/25		1,197	1,250,300
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20		390	385,048
4.55%, 4/17/26		782	811,230
Fifth Third Bancorp
2.30%, 3/01/19		786	800,733
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		1,051	1,097,634
5.15%, 5/22/45		259	266,821
5.75%, 1/24/22		2,870	3,331,954
Series G
7.50%, 2/15/19		400	457,444

	Principal Amount (000)		U.S. $ Value
HSBC Holdings PLC
4.00%, 3/30/22	U.S.$	1,850	$1,944,623
ING Bank NV
3.75%, 3/07/17 (a)		705	717,175
JPMorgan Chase & Co.
Series X
6.10%, 10/01/24 (b)		430	443,437
Lloyds Bank PLC
2.30%, 11/27/18		774	778,358
4.20%, 3/28/17		165	168,741
Lloyds Banking Group PLC
3.10%, 7/06/21		1,045	1,052,965
4.582%, 12/10/25 (a)		473	475,487
Mitsubishi UFJ Financial Group, Inc.
2.515% (LIBOR 3 Month + 1.88%), 3/01/21 (d)		308	317,090
3.85%, 3/01/26		462	504,036
Mizuho Bank Ltd.
2.45%, 4/16/19 (a)		765	777,283
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		1,160	1,262,942
Morgan Stanley
5.625%, 9/23/19		1,129	1,252,635
Series G
3.70%, 10/23/24		1,075	1,124,852
4.00%, 7/23/25		777	832,003
Murray Street Investment Trust I
4.647%, 3/09/17		182	186,089
Nationwide Building Society
6.25%, 2/25/20 (a)		345	395,369
Nordea Bank AB
3.125%, 3/20/17 (a)		751	761,911
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)		435	433,368
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(b)	GBP	100	136,148
Santander Bank, NA
1.551% (LIBOR 3 Month + 0.93%), 1/12/18 (d)	U.S.$	275	273,485
Santander Issuances SAU
5.179%, 11/19/25		1,800	1,798,259
Santander UK PLC
5.00%, 11/07/23 (a)		610	626,164
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)		1,000	900,000
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		384	396,583
UBS AG/Stamford CT
7.625%, 8/17/22		280	317,100
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		1,125	1,166,301
Wells Fargo & Co.
4.125%, 8/15/23		1,815	1,954,027

			39,461,034

	Principal Amount (000)		U.S. $ Value
Brokerage - 0.1%
Nomura Holdings, Inc.
2.00%, 9/13/16	U.S.$	645	$646,113

Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		575	655,676
GE Capital International Funding Co.
2.342%, 11/15/20 (a)		234	241,058

			896,734

Insurance - 0.8%
Aetna, Inc.
2.40%, 6/15/21		618	630,534
American International Group, Inc.
4.875%, 6/01/22		650	724,117
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)		380	396,342
Berkshire Hathaway, Inc.
1.125%, 3/16/27	EUR	100	109,451
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)	U.S.$	374	514,049
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		1,615	1,836,731
Lincoln National Corp.
8.75%, 7/01/19		100	118,292
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		180	269,359
MetLife, Inc.
4.75%, 2/08/21		1,545	1,725,257
Series C
5.25%, 6/15/20 (b)		892	885,310
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		495	752,569
Prudential Financial, Inc.
5.625%, 6/15/43		350	364,987
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)		770	785,290
XLIT Ltd.
5.50%, 3/31/45		150	148,171

			9,260,459

REITS - 0.1%
Brixmor Operating Partnership LP
3.85%, 2/01/25		416	418,338
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		25	25,183
Trust F/1401
5.25%, 12/15/24 (a)		255	260,737

	Principal Amount (000)		U.S. $ Value
Welltower, Inc.
5.25%, 1/15/22	U.S.$	1,225	$1,376,105

			2,080,363

			52,344,703

Utility - 0.5%
Electric - 0.5%
Abu Dhabi National Energy Co.
3.625%, 6/22/21		319	332,376
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		345	457,481
EDP Finance BV
4.125%, 1/15/20 (a)		252	259,963
Entergy Corp.
4.00%, 7/15/22		1,296	1,390,718
Exelon Corp.
2.85%, 6/15/20		540	557,047
3.95%, 6/15/25		625	668,170
5.10%, 6/15/45		305	350,489
Exelon Generation Co. LLC
4.25%, 6/15/22		595	634,603
Monongahela Power Co.
4.10%, 4/15/24 (a)		305	335,285
RWE Finance BV
Series E
6.50%, 4/20/21	GBP	520	812,343
Southern California Edison Co.
3.875%, 6/01/21	U.S.$	262	288,603
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)		365	390,202

			6,477,280

Total Corporates - Investment Grade (cost $164,838,289)			169,430,225

INFLATION-LINKED SECURITIES - 11.5%
United States - 11.5%
U.S. Treasury Inflation Index
0.125%, 4/15/17-7/15/24		45,376	46,151,113
0.125%, 4/15/19-4/15/20 (e)		15,067	15,403,335
0.25%, 1/15/25 (e)		12,782	12,976,264
0.375%, 7/15/23-7/15/25		21,215	21,874,166
0.625%, 7/15/21-1/15/24		22,632	23,760,490
1.375%, 1/15/20		3,825	4,084,411
2.00%, 1/15/26		4,018	4,727,365
2.125% TII, 1/15/19		3,311	3,551,802
2.625%, 7/15/17		4,017	4,180,771

Total Inflation-Linked Securities (cost $134,389,309)			136,709,717

MORTGAGE PASS-THROUGHS - 5.4%
Agency Fixed Rate 30-Year - 4.8%
Federal Home Loan Mortgage Corp. Gold
4.00%, 1/01/45-11/01/45		7,621	8,254,246
Federal National Mortgage Association
3.00%, 5/01/45-8/01/45		3,092	3,211,443

	Principal Amount (000)		U.S. $ Value
3.50%, 5/01/42-7/01/46	U.S.$	14,405	$15,430,446
4.00%, 9/01/43-9/01/45		8,725	9,569,463
4.50%, 7/25/46		6,405	6,991,424
5.50%, 8/01/37-9/01/41		2,085	2,352,133
Series AS6516
4.00%, 1/01/46		1,377	1,477,309
Government National Mortgage Association
3.00%, 11/20/45		1,467	1,534,639
3.50%, 7/01/46		7,648	8,117,336

			56,938,439

Agency Fixed Rate 15-Year - 0.6%
Federal National Mortgage Association
2.50%, 7/01/31		4,627	4,787,044
3.50%, 1/12/30		2,413	2,563,468

			7,350,512

Total Mortgage Pass-Throughs (cost $63,364,046)			64,288,951

ASSET-BACKED SECURITIES - 5.0%
Autos - Fixed Rate - 2.4%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		907	913,571
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		1,391	1,397,791
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		1,335	1,368,530
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		1,334	1,338,809
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19		678	679,414
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		805	812,500
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		1,068	1,081,995
Drive Auto Receivables Trust
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)		165	164,758
Series 2016-AA, Class A2A
1.50%, 3/15/18 (a)		192	192,022
Series 2016-BA, Class A2
1.38%, 8/15/18		912	912,089
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		1,466	1,464,460
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		390	389,701

	Principal Amount (000)		U.S. $ Value
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	U.S.$	961	$964,343
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23		330	339,200
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		408	419,390
Ford Credit Auto Owner Trust/Ford Credit
Series 2014-1, Class A
2.26%, 11/15/25 (a)		1,500	1,530,168
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		816	829,002
Series 2016-1, Class A1
1.76%, 2/15/21		649	655,686
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		1,269	1,279,222
Series 2015-3, Class A3
1.69%, 3/20/19		1,124	1,135,800
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		651	651,699
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		544	546,059
Series 2015-2, Class A3
1.30%, 3/16/20		1,114	1,116,041
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (a)		643	647,277
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (a)		493	482,600
Series 2016-1A, Class A
2.32%, 3/25/20 (a)		754	760,584
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		649	649,791
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		694	696,754
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17		126	126,465
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		707	708,740
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		1,116	1,120,262
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4
1.43%, 5/21/21 (a)		220	221,161

	Principal Amount (000)		U.S. $ Value
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20	U.S.$	832	$838,544
Series 2015-3, Class A2A
1.02%, 9/17/18		239	239,022
Series 2015-4, Class A2A
1.20%, 12/17/18		334	333,385
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		348	348,107
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		920	917,708
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		503	503,735
Series 2016-2A, Class A2
1.57%, 6/17/19		482	482,567

			29,258,952

Credit Cards - Fixed Rate - 1.0%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22		1,983	2,039,881
Series 2015-2, Class A
1.56%, 3/15/21		828	833,846
Series 2015-4, Class A
1.72%, 8/16/21		643	651,199
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		933	944,478
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		1,257	1,286,140
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,664	1,695,543
Series 2015-3, Class A
1.74%, 9/15/21		941	952,549
Series 2016-1, Class A
2.04%, 3/15/22		626	637,925
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		1,456	1,466,936
Series 2015-B, Class A
2.55%, 6/17/24		1,068	1,111,241

			11,619,738

Other ABS - Fixed Rate - 0.7%
Ascentium Equipment Receivables LLC
Series 2015-2A, Class A1
1.00%, 11/10/16 (a)		36	35,622
Series 2016-1A, Class A2
1.75%, 11/13/18		250	250,467
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		220	220,395

	Principal Amount (000)		U.S. $ Value
Citi Held For Asset Issuance
Series 2016-PM1, Class A
4.65%, 4/15/25	U.S.$	126	$127,847
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		1,481	1,491,255
Series 2015-A, Class A4
1.85%, 4/15/21		1,143	1,156,713
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		472	471,952
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)		434	434,384
SBA Tower Trust
3.156%, 10/15/20 (a)		538	545,397
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		396	401,499
Series 2014-2A, Class C
3.869%, 10/15/49 (a)		774	792,064
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46		679	692,226
Volvo Financial Equipment LLC
Series 2015-1A, Class A3
1.51%, 6/17/19 (a)		1,979	1,990,208

			8,610,029

Credit Cards - Floating Rate - 0.5%
American Express Issuance Trust II
Series 2013-1, Class A
0.711% (LIBOR 1 Month + 0.28%), 2/15/19 (d)		2,023	2,021,578
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.881% (LIBOR 1 Month + 0.35%), 8/17/20 (d)		1,720	1,723,462
First National Master Note Trust
Series 2015-1, Class A
1.197% (LIBOR 1 Month + 0.77%), 9/15/20 (d)		956	957,379
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.911% (LIBOR 1 Month + 0.48%), 2/15/22 (d)		1,132	1,130,612

			5,833,031

Autos - Floating Rate - 0.4%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.931% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(d)		1,278	1,278,000
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
1.001% (LIBOR 1 Month + 0.57%), 1/15/22 (d)		210	209,194
GE Dealer Floorplan Master Note Trust
Series 2015-1, Class A
0.932% (LIBOR 1 Month + 0.50%), 1/20/20 (d)		1,296	1,292,874

	Principal Amount (000)		U.S. $ Value
Hertz Fleet Lease Funding LP
Series 2014-1, Class A
0.829% (LIBOR 1 Month + 0.40%), 4/10/28 (a)(d)	U.S.$	693	$693,382
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.203% (LIBOR 1 Month + 0.75%), 10/25/19 (a)(d)		747	747,943
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.932% (LIBOR 1 Month + 1.50%), 10/20/20 (a)(d)		113	113,000
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.782% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(d)		440	434,603

			4,768,996

Total Asset-Backed Securities (cost $59,643,916)			60,090,746

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%
Non-Agency Fixed Rate CMBS - 3.7%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.566%, 6/10/49		640	643,232
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		1,297	1,297,750
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		1,895	1,990,827
CD Mortgage Trust
Series 2006-CD3, Class A5
5.617%, 10/15/48		257	257,611
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		1,120	1,192,842
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
4.877%, 9/10/45 (a)		673	627,223
Series 2013-GC11, Class D
4.60%, 4/10/46 (a)		140	127,728
Series 2015-GC27, Class A5
3.137%, 2/10/48		838	879,911
Series 2016-C1, Class A4
3.209%, 5/10/49		1,411	1,483,307
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class AM
5.767%, 5/15/46		795	819,748
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.097%, 12/10/49		2,363	2,477,123
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		1,295	1,309,348

	Principal Amount (000)		U.S. $ Value
Series 2006-C8, Class A4
5.306%, 12/10/46	U.S.$	589	$591,314
Series 2013-CR6, Class A2
2.122%, 3/10/46		3,670	3,703,760
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.699%, 6/15/39		988	1,000,297
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		1,072	1,165,253
Series 2015-C4, Class A4
3.808%, 11/15/48		770	847,654
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.646%, 11/10/46 (a)		439	463,334
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.794%, 8/10/45		971	995,089
Series 2011-GC5, Class D
5.50%, 8/10/44 (a)		755	748,364
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		419	413,561
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,094	1,134,320
Series 2014-GC18, Class D
4.948%, 1/10/47 (a)		200	161,959
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class AJ
5.48%, 5/15/45		549	550,251
Series 2006-LDP9, Class AM
5.372%, 5/15/47		1,091	1,087,571
Series 2007-LD12, Class AM
6.01%, 2/15/51		600	622,007
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		1,116	1,135,337
Series 2007-LDPX, Class A3
5.42%, 1/15/49		1,425	1,446,190
Series 2011-C5, Class D
5.323%, 8/15/46 (a)		336	340,840
Series 2012-C6, Class E
5.192%, 5/15/45 (a)		375	354,866
Series 2012-CBX, Class E
5.22%, 6/15/45 (a)		305	301,786
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		1,122	1,240,311
Series 2015-C32, Class C
4.669%, 11/15/48		704	655,656
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		989	985,242
Series 2007-C1, Class AM
5.455%, 2/15/40		360	364,164
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		857	846,728

	Principal Amount (000)		U.S. $ Value
Series 2016-4, Class A2
2.57%, 3/10/49	U.S.$	1,327	$1,326,638
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AJ
5.802%, 8/12/43		463	461,245
Series 2007-C1, Class A4
5.821%, 6/12/50		1,270	1,298,195
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		796	800,354
Series 2006-4, Class AJ
5.239%, 12/12/49		189	187,938
Series 2007-9, Class A4
5.70%, 9/12/49		1,087	1,130,209
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		330	349,602
Series 2012-C4, Class A5
2.85%, 12/10/45		2,030	2,122,152
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
5.888%, 1/10/45 (a)		289	312,015
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		154	154,210
Series 2007-C32, Class A3
5.722%, 6/15/49		650	669,892
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.802%, 11/15/45 (a)		422	407,003

			43,481,957

Non-Agency Floating Rate CMBS - 0.7%
Commercial Mortgage Trust
Series 2014-SAVA, Class A
1.577% (LIBOR 1 Month + 1.15%), 6/15/34 (a)(d)		839	828,997
H/2 Asset Funding NRE
Series 2015-1A
2.099%, 6/24/49 (a)(d)		809	802,913
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.351% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(d)		1,876	1,853,640
Series 2015-SGP, Class A
2.127% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(d)		1,073	1,075,012
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.297% (LIBOR 1 Month + 1.87%), 8/15/26 (a)(d)		326	324,189
Series 2015-XLF2, Class SNMA
2.377% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(d)		326	326,768
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.48% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(d)		443	435,693

	Principal Amount (000)		U.S. $ Value
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.647% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(d)	U.S.$	2,537	$2,507,925
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.60%, 12/15/47 (f)		669	647,878

			8,803,015

Total Commercial Mortgage-Backed Securities (cost $53,029,264)			52,284,972

	Shares
INVESTMENT COMPANIES - 3.8%
Funds and Investment Trusts - 3.8%
AB Pooling Portfolio - Multi-Asset Real Return Portfolio (g)		3,871,326	24,582,922
iShares Core MSCI EAFE ETF		397,000	20,600,330

Total Investment Companies (cost $49,206,759)			45,183,252

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
Risk Share Floating Rate - 3.0%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
6.953% (LIBOR 1 Month + 6.50%), 4/25/26 (d)		463	465,842
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.936% (LIBOR 1 Month + 2.50%), 7/25/25 (d)(h)(i)		293	292,330
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M1
1.427% (LIBOR 1 Month + 1.00%), 2/25/24 (d)		433	433,074
Series 2014-DN2, Class M1
1.277% (LIBOR 1 Month + 0.85%), 4/25/24 (d)		167	166,896
Series 2014-DN4, Class M3
4.977% (LIBOR 1 Month + 4.55%), 10/25/24 (d)		1,250	1,273,932
Series 2014-HQ1, Class M1
2.077% (LIBOR 1 Month + 1.65%), 8/25/24 (d)		154	153,845
Series 2014-HQ1, Class M2
2.927% (LIBOR 1 Month + 2.50%), 8/25/24 (d)		550	558,973
Series 2014-HQ2, Class M1
1.877% (LIBOR 1 Month + 1.45%), 9/25/24 (d)		596	598,818
Series 2014-HQ3, Class M3
5.177% (LIBOR 1 Month + 4.75%), 10/25/24 (d)		950	971,084

	Principal Amount (000)		U.S. $ Value
Series 2015-DNA1, Class M2
2.286% (LIBOR 1 Month + 1.85%), 10/25/27 (d)	U.S.$	360	$359,588
Series 2015-DNA1, Class M3
3.736% (LIBOR 1 Month + 3.30%), 10/25/27 (d)		520	512,661
Series 2015-DNA2, Class M2
3.036% (LIBOR 1 Month + 2.60%), 12/25/27 (d)		2,388	2,425,367
Series 2015-DNA3, Class M3
5.136% (LIBOR 1 Month + 4.70%), 4/25/28 (d)		834	830,341
Series 2015-HQ1, Class M2
2.636% (LIBOR 1 Month + 2.20%), 3/25/25 (d)		1,286	1,296,171
Series 2015-HQA1, Class M2
3.086% (LIBOR 1 Month + 2.65%), 3/25/28 (d)		2,093	2,141,154
Series 2015-HQA2, Class M2
3.236% (LIBOR 1 Month + 2.80%), 5/25/28 (d)		272	278,526
Series 2015-HQA2, Class M3
5.236% (LIBOR 1 Month + 4.80%), 5/25/28 (d)		811	799,047
Series 2016-DNA1, Class M2
3.336% (LIBOR 1 Month + 2.90%), 7/25/28 (d)		415	425,479
Series 2016-DNA1, Class M3
5.986% (LIBOR 1 Month + 5.55%), 7/25/28 (d)		318	329,909
Series 2016-DNA2, Class M3
5.103% (LIBOR 1 Month + 4.65%), 10/25/28 (d)		894	875,461
Series 2016-DNA3, Class M2
2.446% (LIBOR 1 Month + 2.00%), 12/25/28 (d)		644	644,538
Series 2016-DNA3, Class M3
5.446% (LIBOR 1 Month + 5.00%), 12/25/28 (d)		250	249,079
Series 2016-HQA1, Class M3
6.796% (LIBOR 1 Month + 6.35%), 9/25/28 (d)		948	1,015,672
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 1M1
1.386% (LIBOR 1 Month + 0.95%), 5/25/24 (d)		375	372,786
Series 2014-C04, Class 1M2
5.336% (LIBOR 1 Month + 4.90%), 11/25/24 (d)		1,396	1,430,702
Series 2014-C04, Class 2M2
5.436% (LIBOR 1 Month + 5.00%), 11/25/24 (d)		240	243,644
Series 2015-C01, Class 1M2
4.736% (LIBOR 1 Month + 4.30%), 2/25/25 (d)		975	989,669
Series 2015-C01, Class 2M2
4.986% (LIBOR 1 Month + 4.55%), 2/25/25 (d)		838	861,115
Series 2015-C02, Class 1M2
4.436% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		826	825,999

	Principal Amount (000)		U.S. $ Value
Series 2015-C02, Class 2M2
4.436% (LIBOR 1 Month + 4.00%), 5/25/25 (d)	U.S.$	1,165	$1,164,631
Series 2015-C03, Class 1M1
1.936% (LIBOR 1 Month + 1.50%), 7/25/25 (d)		697	698,671
Series 2015-C03, Class 1M2
5.436% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		1,635	1,644,609
Series 2015-C03, Class 2M1
1.953% (LIBOR 1 Month + 1.50%), 7/25/25 (d)		1,021	1,021,869
Series 2015-C03, Class 2M2
5.436% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		859	867,445
Series 2015-C04, Class 1M2
6.136% (LIBOR 1 Month + 5.70%), 4/25/28 (d)		1,032	1,063,931
Series 2015-C04, Class 2M2
5.986% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		821	838,548
Series 2016-C01, Class 1M2
7.177% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		1,130	1,232,766
Series 2016-C01, Class 2M2
7.377% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		857	933,018
Series 2016-C02, Class 1M2
6.453% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		1,393	1,472,022
Series 2016-C03, Class 1M1
2.453% (LIBOR 1 Month + 2.00%), 10/25/28 (d)		109	109,792
Series 2016-C03, Class 1M2
5.753% (LIBOR 1 Month + 5.30%), 10/25/28 (d)		220	223,861
Series 2016-C03, Class 2M1
2.653% (LIBOR 1 Month + 2.20%), 10/25/28 (d)		201	201,859
Series 2016-C03, Class 2M2
6.353% (LIBOR 1 Month + 5.90%), 10/25/28 (d)		1,157	1,200,464
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
4.686% (LIBOR 1 Month + 4.25%), 11/25/24 (d)(i)		109	107,582
Series 2015-CH1, Class M1
2.436% (LIBOR 1 Month + 2.00%), 10/25/25 (d)(i)		438	434,204
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.686% (LIBOR 1 Month + 5.25%), 11/25/25 (d)(i)		511	505,262
Series 2015-WF1, Class 2M2
5.936% (LIBOR 1 Month + 5.50%), 11/25/25 (d)(i)		144	142,348

			35,684,584

	Principal Amount (000)		U.S. $ Value
Agency Floating Rate - 0.3%
Federal Home Loan Mortgage Corp. REMICs
Series 3311, Class IE
5.968% (LIBOR 1 Month + 6.41%), 5/15/37 (d)(j)	U.S.$	674	$145,986
Federal National Mortgage Association
Series 2011-15, Class SA
6.607% (LIBOR 1 Month + 7.06%), 3/25/41 (d)(j)		2,825	691,497
Series 2016-22, Class ST
5.647% (LIBOR 1 Month + 6.10%), 4/25/46 (d)(j)		3,598	692,563
Federal National Mortgage Association REMICs
Series 2013-130, Class SN
6.197% (LIBOR 1 Month + 6.65%), 10/25/42 (d)(j)		3,557	661,864
Series 2015-66, Class AS
5.797% (LIBOR 1 Month + 6.25%), 9/25/45 (d)(j)		3,315	689,156
Series 2016-11, Class SG
5.697% (LIBOR 1 Month + 6.15%), 3/25/46 (d)(j)		3,703	703,964
Series 2016-19, Class SA
5.647% (LIBOR 1 Month + 6.10%), 4/25/46 (d)(j)		4,196	754,714

			4,339,744

Non-Agency Fixed Rate - 0.3%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		1,622	1,347,756
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		339	299,045
Series 2006-9T1, Class A1
5.75%, 5/25/36		397	289,111
Series 2007-2CB, Class 2A4
5.75%, 3/25/37		307	246,323
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		522	431,055
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		685	587,701

			3,200,991

Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2015-33, Class AI
5.00%, 6/25/45 (j)		3,612	647,178

Non-Agency Floating Rate - 0.0%
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
6.706%, 5/26/37 (a)(f)		645	491,916

Total Collateralized Mortgage Obligations (cost $43,869,606)			44,364,413

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 2.0%
Industrial - 1.3%
Basic - 0.0%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20	U.S.$	155	$155,329

Capital Goods - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.625%, 5/15/23		283	278,755
Berry Plastics Corp.
5.125%, 7/15/23		277	277,000
Loxam SAS
7.00%, 7/23/22 (a)	EUR	280	330,927
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		730	753,725

			1,640,407

Communications - Media - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 5/01/26		328	332,920
CSC Holdings LLC
8.625%, 2/15/19		450	496,404

			829,324

Communications - Telecommunications - 0.2%
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		81	82,215
Numericable-SFR SA
5.375%, 5/15/22 (a)	EUR	105	118,108
7.375%, 5/01/26	U.S.$	505	499,319
Sprint Capital Corp.
6.90%, 5/01/19		1,230	1,174,650
T-Mobile USA, Inc.
6.50%, 1/15/26		177	186,735
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		650	637,000

			2,698,027

Consumer Cyclical - Automotive - 0.0%
LKQ Italia Bondco SpA
3.875%, 4/01/24	EUR	156	177,449

Consumer Cyclical - Other - 0.1%
Cirsa Funding Luxembourg SA
5.875%, 5/15/23 (a)		315	351,494
International Game Technology PLC
4.75%, 2/15/23 (a)		305	350,320
6.25%, 2/15/22 (a)	U.S.$	345	350,606
KB Home
4.75%, 5/15/19		265	265,663

	Principal Amount (000)		U.S. $ Value
MCE Finance Ltd.
5.00%, 2/15/21 (a)	U.S.$	200	$198,500

			1,516,583

Consumer Cyclical - Retailers - 0.1%
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	153	177,008
Hanesbrands, Inc.
4.625%, 5/15/24	U.S.$	282	282,705
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		273	285,967

			745,680

Consumer Non-Cyclical - 0.1%
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	225	261,341
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)	U.S.$	110	112,475
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	157	183,813
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (a)		315	263,926
6.125%, 4/15/25 (a)		490	393,226

			1,214,781

Energy - 0.3%
Cenovus Energy, Inc.
3.00%, 8/15/22		93	84,896
5.70%, 10/15/19		383	405,103
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		240	246,451
Continental Resources, Inc./OK
5.00%, 9/15/22		135	131,963
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		521	371,207
Noble Holding International Ltd.
3.95%, 3/15/22		277	192,861
ONEOK, Inc.
4.25%, 2/01/22		595	547,400
Southern Star Central Corp.
5.125%, 7/15/22 (a)		482	469,950
Transocean, Inc.
6.50%, 11/15/20		450	399,915
Weatherford International Ltd./Bermuda
4.50%, 4/15/22		34	29,155

			2,878,901

Technology - 0.1%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		345	331,200
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24		754	787,493

	Principal Amount (000)		U.S. $ Value
NXP BV/NXP Funding LLC
4.125%, 6/01/21	U.S.$	530	$537,950

			1,656,643

Transportation - Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		817	739,385
5.50%, 4/01/23		217	213,745
6.375%, 4/01/24		36	35,460
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	280	321,761
Hertz Corp. (The)
6.75%, 4/15/19	U.S.$	440	449,198

			1,759,549

			15,272,673

Financial Institutions - 0.6%
Banking - 0.5%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (b)		275	292,875
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		205	229,600
7.75%, 4/10/23		1,035	1,068,638
Citigroup, Inc.
Series P
5.95%, 5/15/25 (b)		655	643,538
Credit Agricole SA
8.125%, 12/23/25 (a)(b)		510	510,000
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)		200	200,000
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		1,190	1,089,441
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)		355	347,013
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (b)		1,400	1,330,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		359	373,300
Societe Generale SA
5.922%, 4/05/17 (a)(b)		330	332,749

			6,417,154

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		451	465,658

REITS - 0.0%
VEREIT Operating Partnership LP
4.125%, 6/01/21		337	351,531

			7,234,343

	Principal Amount (000)		U.S. $ Value
Utility - 0.1%
Electric - 0.1%
AES Corp./VA
7.375%, 7/01/21	U.S.$	385	$434,087
NRG Energy, Inc.
6.25%, 5/01/24		330	314,121

			748,208

Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		295	296,475

Total Corporates - Non-Investment Grade (cost $24,034,344)			23,551,699

GOVERNMENTS - SOVEREIGN AGENCIES - 2.0%
Brazil - 0.1%
Petrobras Global Finance BV
5.75%, 1/20/20		858	828,914
8.75%, 5/23/26		340	341,700

			1,170,614

Canada - 1.6%
Canada Housing Trust No 1
2.25%, 12/15/25 (a)	CAD	7,560	6,202,834
2.55%, 3/15/25 (a)		3,235	2,723,589
3.80%, 6/15/21 (a)		12,280	10,773,836

			19,700,259

France - 0.1%
Dexia Credit Local SA/New York, NY
1.25%, 10/18/16 (a)	U.S.$	399	398,829
1.50%, 10/07/17 (a)		735	738,613

			1,137,442

Israel - 0.1%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (a)		776	828,380

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (b)		680	622,200

Total Governments - Sovereign Agencies (cost $22,863,752)			23,458,895

EMERGING MARKETS - TREASURIES - 1.2%
Brazil - 1.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/25	BRL	17,210	4,807,824
10.00%, 1/01/27		24,810	6,824,004

	Principal Amount (000)		U.S. $ Value
Series NTNF
10.00%, 1/01/17	BRL	9,535	$2,914,025

Total Emerging Markets - Treasuries (cost $13,612,591)			14,545,853

COVERED BONDS - 0.9%
Australia - 0.2%
Commonwealth Bank of Australia
Series E
0.75%, 11/04/21 (a)	EUR	720	829,878
National Australia Bank Ltd.
2.00%, 2/22/19 (a)	U.S.$	1,506	1,531,814
Westpac Banking Corp.
Series E
1.50%, 3/24/21 (a)	EUR	690	820,779

			3,182,471

Canada - 0.2%
Bank of Nova Scotia (The)
1.75%, 3/22/17 (a)	U.S.$	743	746,317
National Bank of Canada
1.50%, 3/25/21 (a)	EUR	561	668,159
Royal Bank of Canada
1.625%, 8/04/20 (a)		675	802,314

			2,216,790

Denmark - 0.1%
Danske Bank A/S
Series E
1.25%, 6/11/21		700	827,677

Norway - 0.1%
DNB Boligkreditt AS
Series E
3.875%, 6/16/21		573	760,857

Spain - 0.1%
Banco de Sabadell SA
0.875%, 11/12/21 (a)		600	686,674
CaixaBank SA
Series 27
Zero Coupon, 1/09/18 (d)		200	221,416

			908,090

Switzerland - 0.1%
Credit Suisse AG/Guernsey
Series E
1.75%, 1/15/21 (a)		660	791,063
UBS AG/London
Series E
1.375%, 4/16/21 (a)		670	793,953

			1,585,016

	Principal Amount (000)		U.S. $ Value
United Kingdom - 0.1%
Abbey National Treasury Services PLC/United Kingdom
Series E
1.625%, 11/26/20 (a)	EUR	664	$786,655

Total Covered Bonds (cost $10,138,215)			10,267,556

AGENCIES - 0.5%
Agency Debentures - 0.5%
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20 (cost $5,552,904)		6,490	6,195,795

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.2%
Corp. Nacional del Cobre de Chile
4.50%, 9/16/25 (a)		279	292,038
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		1,503	1,597,052

			1,889,090

China - 0.1%
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		951	1,046,910

Mexico - 0.0%
Petroleos Mexicanos
4.50%, 1/23/26		418	402,283

Total Quasi-Sovereigns (cost $3,155,915)			3,338,283

	Contracts
OPTIONS PURCHASED-CALLS - 0.3%
Options on Forward Contracts - 0.0%
GBP/USD Expiration: Jul 2016, Exercise Price: GBP 1.457 (k)(l)		4,615,637	5,911

Options on Indices - 0.3%
Russell 2000 Index Expiration: Aug 2016, Exercise Price: $ 1,200.00 (k)(l)		58,000	520,388
Russell 2000 Index Expiration: Aug 2016, Exercise Price: $ 1,210.00 (k)(l)		74,500	499,276
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,175.00 (k)(l)		87,300	1,178,190

Company	Contracts		U.S. $ Value
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,180.00 (k)(l)		69,300	$840,758

			3,038,612

Total Options Purchased - Calls (premiums paid $5,018,408)			3,044,523

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Indonesia - 0.1%
Indonesia Government International Bond
4.125%, 1/15/25 (a)	U.S.$	1,305	1,359,107

Qatar - 0.1%
Qatar Government International Bond
2.375%, 6/02/21		873	881,730

Total Governments - Sovereign Bonds (cost $2,188,154)			2,240,837

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of British Columbia Canada
3.25%, 12/18/21	CAD	1,337	1,144,090
Province of Manitoba Canada
3.85%, 12/01/21		1,220	1,065,908

Total Local Governments - Provincial Bonds (cost $2,611,149)			2,209,998

EMERGING MARKETS - SOVEREIGNS - 0.1%
Argentina - 0.1%
Argentine Republic Government International Bond
6.25%, 4/22/19	U.S.$	844	879,026

Brazil - 0.0%
Brazilian Government International Bond
4.875%, 1/22/21		188	198,058

Ghana - 0.0%
Ghana Government International Bond
7.875%, 8/07/23 (a)		450	390,897
8.50%, 10/04/17 (a)		127	128,594

			519,491

Total Emerging Markets - Sovereigns (cost $1,519,185)			1,596,575

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		615	244,770
7.125%, 6/26/42 (a)		2,200	946,000

Total Emerging Markets - Corporate Bonds (cost $1,506,913)			1,190,770

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.0%
Argentina - 0.0%
Provincia de Buenos Aires
5.75%, 6/15/19	U.S.$	299	$302,738
Provincia de Cordoba
7.125%, 6/10/21		210	210,525

Total Local Governments - Regional Bonds (cost $509,000)			513,263

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
GBP/USD Expiration: Jul 2016, Exercise Price: GBP 1.38 (k)(l) (premiums paid $163,081)		4,890,891	232,469

	Shares
SHORT-TERM INVESTMENTS - 25.4%
Investment Companies - 23.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.25% (g)(m) (cost $282,061,246)		282,061,246	282,061,246

	Principal Amount (000)
U.S. TREASURY BILLS - 1.6%
U.S. Treasury Bill
Zero Coupon, 8/04/16 (e)	U.S.$	5,000	4,999,103
Zero Coupon, 8/25/16		14,000	13,993,262

Total U.S. Treasury Bills (cost $18,992,365)			18,992,365

Certificates of Deposit - 0.1%
Wells Fargo Bank, NA
0.797% (LIBOR 1 Month + 0.35%), 10/05/16 (d) (cost $1,653,000)		1,653	1,653,000

Total Short-Term Investments (cost $302,706,611)			302,706,611

Total Investments - 101.4% (cost $1,192,581,647) (n)			1,208,057,763
Other assets less liabilities - (1.4)% (o)			(16,900,656)

Net Assets - 100.0%			$1,191,157,107

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	867	September 2016	$87,137,849	$88,067,804	$929,955
10 Yr Canadian Bond Futures	1,382	September 2016	155,112,785	158,358,512	3,245,727
Euro STOXX 50 Futures	1,495	September 2016	48,248,552	47,366,619	(881,933)
Long Gilt Futures	26	September 2016	4,406,817	4,447,359	40,542
Mini MSCI Emerging Market Futures	933	September 2016	37,607,600	38,938,755	1,331,155
S&P Mid 400 E Mini Futures	9	September 2016	1,368,036	1,343,700	(24,336)
TOPIX Index Futures	77	September 2016	9,935,621	9,287,125	(648,496)
U.S. T-Note 2 Yr (CBT) Futures	85	September 2016	18,560,640	18,642,891	82,251
U.S. T-Note 5 Yr (CBT) Futures	252	September 2016	30,277,451	30,785,344	507,893
U.S. T-Note 10 Yr (CBT) Futures	259	September 2016	33,868,409	34,442,953	574,544
U.S. Ultra Bond (CBT) Futures	104	September 2016	18,441,097	19,383,000	941,903
Sold Contracts
10 Yr Canadian Bond Futures	29	September 2016	3,238,833	3,323,008	(84,175)
10 Yr Japan Bond (OSE) Futures	133	September 2016	195,691,108	196,953,082	(1,261,974)
Euro Buxl 30 Yr Bond Futures	87	September 2016	17,469,321	18,938,902	(1,469,581)
Euro-BOBL Futures	404	September 2016	59,314,698	59,898,081	(583,383)
Euro-Bund Futures	231	September 2016	41,910,712	42,841,581	(930,869)
FTSE 100 Index Futures	38	September 2016	3,053,774	3,248,981	(195,207)
Hang Seng Index Futures	40	July 2016	5,151,970	5,400,033	(248,063)
Russell 2000 Mini Futures	127	September 2016	14,723,405	14,571,980	151,425
S&P 500 E Mini Futures	273	September 2016	28,248,309	28,531,230	(282,921)
S&P TSX 60 Index Futures	116	September 2016	14,813,311	14,622,671	190,640
SPI 200 Futures	110	September 2016	10,522,975	10,615,718	(92,743)
U.S. T-Note 2 Yr (CBT) Futures	17	September 2016	3,702,547	3,728,578	(26,031)
U.S. T-Note 5 Yr (CBT) Futures	15	September 2016	1,832,478	1,832,461	17
U.S. T-Note 10 Yr (CBT) Futures	177	September 2016	22,972,337	23,538,234	(565,897)

					$700,443

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contract Amount (000)		U.S. $ Value on Origination Date		U.S. $ Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	4,025	MYR	16,451	7/15/16	$99,595
Bank of America, NA	USD	1,688	RUB	109,780	8/18/16	9,115
Barclays Bank PLC	USD	1,661	INR	111,879	7/15/16	(7,178)
Barclays Bank PLC	JPY	495,927	USD	4,851	8/16/16	42,696
BNP Paribas SA	ARS	538	USD	36	7/01/16	311
BNP Paribas SA	USD	35	ARS	538	7/01/16	1,228
BNP Paribas SA	ARS	2,829	USD	186	7/05/16	(1,856)
BNP Paribas SA	ARS	2,829	USD	189	7/05/16	1,272
BNP Paribas SA	USD	189	ARS	2,829	7/05/16	(1,272)
BNP Paribas SA	USD	179	ARS	2,829	7/05/16	8,985
BNP Paribas SA	ZAR	4,260	USD	278	7/12/16	(11,093)
BNP Paribas SA	USD	184	ARS	2,829	8/01/16	1,616
BNP Paribas SA	USD	3,408	JPY	362,867	8/05/16	109,063
BNP Paribas SA	USD	2,305	TWD	74,504	8/05/16	11,350
BNP Paribas SA	ARS	1,684	USD	108	12/12/16	5,062
BNP Paribas SA	USD	92	ARS	1,684	12/12/16	10,545
BNP Paribas SA	USD	358	ARS	6,626	3/08/17	26,428
Citibank, NA	COP	731,086	USD	249	7/15/16	(749)
Citibank, NA	EUR	50,591	USD	57,871	7/20/16	1,697,390
Citibank, NA	USD	2,013	JPY	209,980	8/05/16	21,941
Citibank, NA	GBP	950	USD	1,393	8/16/16	127,630
Citibank, NA	CAD	43,603	USD	33,864	9/08/16	109,643
Citibank, NA	GBP	2,735	USD	3,928	9/20/16	284,505
Credit Suisse International	EUR	2,985	SEK	27,845	7/20/16	(21,160)
Credit Suisse International	EUR	2,294	USD	2,554	9/20/16	1,544
Credit Suisse International	USD	5,735	CAD	7,411	9/20/16	1,758
Deutsche Bank AG	MYR	20,286	USD	5,202	7/15/16	115,419
Deutsche Bank AG	TWD	118,567	USD	3,634	8/05/16	(52,043)
Deutsche Bank AG	JPY	495,927	USD	4,847	8/16/16	38,350
Deutsche Bank AG	EUR	5,535	USD	6,127	9/20/16	(34,930)
Goldman Sachs Bank USA	BRL	11,346	USD	3,238	7/05/16	(293,764)
Goldman Sachs Bank USA	BRL	23,172	USD	7,219	7/05/16	5,618
Goldman Sachs Bank USA	USD	3,535	BRL	11,346	7/05/16	(2,751)
Goldman Sachs Bank USA	USD	6,921	BRL	23,172	7/05/16	292,375
Goldman Sachs Bank USA	MYR	3,175	USD	816	7/15/16	20,097
Goldman Sachs Bank USA	USD	1,747	MYR	7,134	7/15/16	41,246
Goldman Sachs Bank USA	USD	1,740	GBP	1,186	7/21/16	(161,035)
Goldman Sachs Bank USA	BRL	34,027	USD	10,093	8/02/16	(407,615)
Goldman Sachs Bank USA	USD	2,145	MXN	40,677	8/04/16	73,319
Goldman Sachs Bank USA	JPY	755,060	USD	7,075	8/05/16	(243,934)
Goldman Sachs Bank USA	USD	1,208	JPY	125,988	8/05/16	13,082
Goldman Sachs Bank USA	USD	2,272	TWD	73,392	8/05/16	9,607
Goldman Sachs Bank USA	USD	2,361	TRY	7,195	8/10/16	116,896
Goldman Sachs Bank USA	AUD	13,323	USD	9,897	8/16/16	(24,210)
Goldman Sachs Bank USA	BRL	9,812	USD	2,134	1/04/17	(760,302)
HSBC Bank USA	USD	1,841	ZAR	27,912	7/12/16	51,174
HSBC Bank USA	USD	1,122	INR	75,614	7/15/16	(4,435)
HSBC Bank USA	CNY	14,776	USD	2,241	7/20/16	22,433
HSBC Bank USA	EUR	3,087	USD	3,479	7/20/16	51,591
HSBC Bank USA	USD	1,360	EUR	1,192	7/20/16	(36,127)
HSBC Bank USA	GBP	28,272	USD	40,839	7/21/16	3,198,240
HSBC Bank USA	USD	7,087	GBP	4,868	7/21/16	(606,198)
HSBC Bank USA	TWD	212,590	USD	6,566	8/05/16	(42,901)
HSBC Bank USA	AUD	13,515	USD	10,079	8/12/16	13,462
HSBC Bank USA	CAD	7,411	USD	5,724	9/20/16	(12,828)
JPMorgan Chase Bank	ARS	538	USD	36	7/01/16	60
JPMorgan Chase Bank	USD	36	ARS	538	7/01/16	(311)
JPMorgan Chase Bank	EUR	794	USD	904	7/20/16	22,411
JPMorgan Chase Bank	USD	2,562	GBP	1,855	7/21/16	(92,047)
JPMorgan Chase Bank	USD	35	ARS	538	8/01/16	51
JPMorgan Chase Bank	MXN	133,165	USD	7,000	8/04/16	(263,458)

Counterparty	Contract Amount (000)		U.S. $ Value on Origination Date		U.S. $ Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	TRY	5,475	USD	1,833	8/10/16	$(52,048)
JPMorgan Chase Bank	AUD	4,509	USD	3,346	8/12/16	(11,351)
JPMorgan Chase Bank	USD	5,031	AUD	6,756	8/16/16	252
JPMorgan Chase Bank	USD	10,997	JPY	1,162,867	8/16/16	277,967
JPMorgan Chase Bank	CAD	3,040	USD	2,342	9/08/16	(11,320)
JPMorgan Chase Bank	EUR	1,091	USD	1,204	9/20/16	(10,430)
JPMorgan Chase Bank	EUR	7,070	USD	7,952	9/20/16	83,713
Morgan Stanley & Co., Inc.	USD	972	INR	65,768	7/15/16	(18)
Morgan Stanley & Co., Inc.	EUR	1,655	USD	1,850	7/20/16	11,565
Morgan Stanley & Co., Inc.	GBP	587	USD	776	7/21/16	(5,276)
Morgan Stanley & Co., Inc.	USD	2,315	TWD	74,504	8/05/16	1,697
Morgan Stanley & Co., Inc.	EUR	11,176	USD	12,558	8/16/16	136,320
Morgan Stanley & Co., Inc.	USD	3,961	AUD	5,243	8/16/16	(56,432)
Morgan Stanley & Co., Inc.	USD	1,885	JPY	194,382	8/16/16	(140)
Morgan Stanley & Co., Inc.	USD	28,437	EUR	25,103	9/20/16	(501,382)
Royal Bank of Scotland PLC	TRY	1,565	USD	535	8/10/16	(3,714)
Royal Bank of Scotland PLC	CAD	2,873	USD	2,232	9/08/16	7,888
Royal Bank of Scotland PLC	USD	4,129	CHF	3,965	9/20/16	(51,279)
Standard Chartered Bank	USD	3,685	BRL	11,827	7/05/16	(2,868)
Standard Chartered Bank	SGD	4,552	USD	3,364	7/15/16	(14,663)
Standard Chartered Bank	USD	848	INR	57,180	7/15/16	(2,668)
Standard Chartered Bank	BRL	11,827	USD	3,256	7/05/16	(425,352)
Standard Chartered Bank	CNY	29,998	USD	4,550	7/20/16	45,192
Standard Chartered Bank	TWD	105,427	USD	3,230	8/05/16	(47,754)
State Street Bank & Trust Co.	SGD	7,258	USD	5,360	7/15/16	(27,985)
State Street Bank & Trust Co.	EUR	1,733	USD	1,945	7/20/16	21,247
State Street Bank & Trust Co.	EUR	71	USD	79	7/20/16	(281)
State Street Bank & Trust Co.	USD	494	EUR	438	7/20/16	(7,554)
State Street Bank & Trust Co.	NZD	1,671	USD	1,163	7/22/16	(29,251)
State Street Bank & Trust Co.	PLN	4,933	USD	1,278	7/29/16	28,371
State Street Bank & Trust Co.	MXN	1,594	USD	84	8/04/16	(2,888)
State Street Bank & Trust Co.	JPY	2,904,236	USD	26,549	8/05/16	(1,601,364)
State Street Bank & Trust Co.	AUD	1,569	USD	1,129	8/16/16	(39,035)
State Street Bank & Trust Co.	GBP	845	USD	1,227	8/16/16	101,622
State Street Bank & Trust Co.	USD	872	RUB	57,444	8/18/16	15,842
State Street Bank & Trust Co.	SEK	7,750	USD	943	9/09/16	24,129
State Street Bank & Trust Co.	EUR	1,776	USD	1,999	9/20/16	22,748
State Street Bank & Trust Co.	USD	9,094	JPY	965,421	9/20/16	278,723
UBS AG	EUR	3,353	USD	3,713	9/20/16	(19,625)

						$1,707,509

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)	Premiums Received	Market Value
Call - GBP vs. USD	GBP	1.46	07/08/16	4,616	$109,012	$(5,911)
Put - GBP vs. USD		1.38	07/08/16	4,891	107,331	(232,469)
Put - GBP vs. USD		1.25	07/08/16	5,380	50,034	(12,061)

					$266,377	$(250,441)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	3.14%		$589	$36,070	$7,543
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.99		3,554	146,254	137,741
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		9,290	295,011	119,864
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		3,022	95,966	55,206
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		3,023	95,999	52,861
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		2,825	89,710	49,950
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		2,520	80,024	3,389
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		2,520	80,025	3,146
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		2,520	80,025	1,888
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		2,520	80,025	1,036
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		2,520	80,025	671
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		2,520	80,025	184
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		5,040	160,049	3,776
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		2,520	80,025	(2,050)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		2,520	80,025	(2,050)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		2,609	82,851	(2,123)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		5,040	160,050	1,342
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		2,521	80,056	(3,087)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		3,780	120,037	(2,645)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.79		3,290	34,109	(4,630)
iTraxx-Europe Series 25, 5 Year Index, 6/20/2021*	1.00	0.84	EUR	2,910	26,301	(20,435)

					$2,062,662	$401,577

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Group)	AUD	27,240	3/11/17	2.140%	3 Month BBSW	$(32,606)
Citigroup Global Markets, Inc./(LCH Group)		23,970	6/09/17	2.199%	3 Month BBSW	(57,348)
Citigroup Global Markets, Inc./(LCH Group)		16,880	10/30/17	1.928%	3 Month BBSW	(11,608)
Citigroup Global Markets, Inc./(LCH Group)		$1,600	4/01/20	1.562%	3 Month LIBOR	(44,614)
Citigroup Global Markets, Inc./(LCH Group)	GBP	3,118	6/05/20	6 Month LIBOR	1.649%	185,115
Citigroup Global Markets, Inc./(LCH Group)		$2,445	7/02/20	3 Month LIBOR	1.778%	102,969
Citigroup Global Markets, Inc./(LCH Group)		1,810	8/11/20	3 Month LIBOR	1.709%	69,218
Citigroup Global Markets, Inc./(LCH Group)		2,650	11/12/24	2.464%	3 Month LIBOR	(263,114)
Citigroup Global Markets, Inc./(LCH Group)	AUD	4,140	3/11/25	6 Month BBSW	2.973%	204,289
Citigroup Global Markets, Inc./(LCH Group)		$610	4/21/25	1.972%	3 Month LIBOR	(36,514)
Citigroup Global Markets, Inc./(LCH Group)	AUD	2,600	6/09/25	6 Month BBSW	3.370%	191,334
Citigroup Global Markets, Inc./(LCH Group)		$1,430	6/09/25	2.470%	3 Month LIBOR	(144,972)
Citigroup Global Markets, Inc./(LCH Group)		1,210	8/04/25	2.285%	3 Month LIBOR	(112,540)
Citigroup Global Markets, Inc./(LCH Group)		4,200	11/10/25	2.235%	3 Month LIBOR	(348,791)
Citigroup Global Markets, Inc./(LCH Group)		1,010	11/10/35	2.613%	3 Month LIBOR	(156,852)
Citigroup Global Markets, Inc./(LCH Group)		160	8/06/45	2.680%	3 Month LIBOR	(33,814)
Citigroup Global Markets, Inc./(LCH Group)	AUD	17,500	4/27/18	2.209%	3 Month BBSW	(94,395)
Citigroup Global Markets, Inc./(LCH Group)	NOK	267,860	5/11/18	0.950%	6 Month NIBOR	(14,439)
Citigroup Global Markets, Inc./(LCH Group)		89,160	5/19/18	0.990%	6 Month NIBOR	(12,268)
Citigroup Global Markets, Inc./(LCH Group)		$3,810	4/27/21	3 Month LIBOR	1.328%	68,872

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Group)	NOK	1,990	4/27/26	1.773%	3 Month LIBOR	$(79,849)
Citigroup Global Markets, Inc./(LCH Group)		33,260	5/11/26	6 Month NIBOR	1.570%	92,025
Citigroup Global Markets, Inc./(LCH Group)		$2,230	6/28/26	1.439%	3 Month LIBOR	(13,047)

						$(542,949)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	5.90%	$343	$7,903	$16,679	$(8,776)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	7.33	657	38,566	(24,864)	63,430
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	7.33	573	33,635	(20,914)	54,549
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	952	(67,512)	(72,072)	4,560
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	198	(14,587)	(14,788)	201
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	673	(49,578)	(47,029)	(2,549)

				$(51,573)	$(162,988)	$111,415

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$6,180	7/15/20	1.527%	CPI	#	$(32,552)
Barclays Bank PLC	2,350	1/15/21	1.490%	CPI	#	(18,120)
Deutsche Bank AG	1,090	1/15/19	1.190%	CPI	#	1,457
JPMorgan Chase Bank, NA	4,010	1/15/20	1.795%	CPI	#	(63,035)

						$(112,250)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
S&P 500 Total Return Index	35,901	LIBOR Minus 0.08%	$140,517	9/15/16	$1,946,047
Citibank, NA
Standard and Poor’s Midcap 400 Index	2,960	LIBOR Minus 0.23%	6,207	2/15/17	191,805
Deutsche Bank AG
FTSE EPRA/NAREIT Developed Real Estate Index	4,404	LIBOR Plus 0.48%	19,888	6/15/17	630,439
Goldman Sachs International
Standard and Poor’s Midcap 400 Index	195	LIBOR Minus 0.22%	417	3/15/17	4,892

					$2,773,183

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $176,292,842 or 14.8% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2016.
(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Variable rate coupon, rate shown as of June 30, 2016.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Fair valued by the Adviser.

(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.13% of net assets as of June 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2015-1A, Class M1 2.936%, 7/25/25	7/27/15	$293,062	$292,330	0.03%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M1 2.436%, 10/25/25	9/18/15	438,486	434,204	0.04%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.686%, 11/25/24	11/06/15	107,572	107,582	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.686%, 11/25/25	9/28/15	510,815	505,262	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.936%, 11/25/25	9/28/15	144,480	142,348	0.01%

(j)	IO - Interest Only
(k)	One contract relates to 1 share.
(l)	Non-income producing security.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,768,048 and gross unrealized depreciation of investments was $(13,291,932), resulting in net unrealized appreciation of $15,476,116.
(o)	An amount of U.S. $1,084,367 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2016.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade

CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
NIBOR	-	Norwegian Interbank Offered Rate
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$240,612,360		$	– 0	–	$240,612,360
Corporates - Investment Grade		– 0	–	169,430,225			– 0	–	169,430,225
Inflation-Linked Securities		– 0	–	136,709,717			– 0	–	136,709,717
Mortgage Pass-Throughs		– 0	–	64,288,951			– 0	–	64,288,951
Asset-Backed Securities		– 0	–	57,531,713			2,559,033		60,090,746
Commercial Mortgage-Backed Securities		– 0	–	31,547,025			20,737,947		52,284,972
Investment Companies		45,183,252		– 0	–		– 0	–	45,183,252
Collateralized Mortgage Obligations		– 0	–	43,606,241			758,172		44,364,413
Corporates - Non-Investment Grade		– 0	–	23,551,699			– 0	–	23,551,699
Governments - Sovereign Agencies		– 0	–	23,458,895			– 0	–	23,458,895
Emerging Markets - Treasuries		– 0	–	14,545,853			– 0	–	14,545,853

Investments in Securities:	Level 1		Level 2		Level 3		Total
Covered Bonds	– 0	–	10,267,556		– 0	–	10,267,556
Agencies	– 0	–	6,195,795		– 0	–	6,195,795
Quasi-Sovereigns	– 0	–	3,338,283		– 0	–	3,338,283
Options Purchased - Calls	– 0	–	3,044,523		– 0	–	3,044,523
Governments - Sovereign Bonds	– 0	–	2,240,837		– 0	–	2,240,837
Local Governments - Provincial Bonds	– 0	–	2,209,998		– 0	–	2,209,998
Emerging Markets - Sovereigns	– 0	–	1,596,575		– 0	–	1,596,575
Emerging Markets - Corporate Bonds	– 0	–	1,190,770		– 0	–	1,190,770
Local Governments - Regional Bonds	– 0	–	513,263		– 0	–	513,263
Options Purchased - Puts	– 0	–	232,469		– 0	–	232,469
Short-Term Investments:
Investment Companies	282,061,246		– 0	–	– 0	–	282,061,246
U.S. Treasury Bills	– 0	–	18,992,365		– 0	–	18,992,365
Certificates of Deposit	– 0	–	1,653,000		– 0	–	1,653,000

Total Investments in Securities	327,244,498		856,758,113		24,055,152		1,208,057,763
Other Financial Instruments(a):
Assets:
Futures	7,996,052		– 0	–	– 0	–	7,996,052
Forward Currency Exchange Contracts	– 0	–	7,714,384		– 0	–	7,714,384
Centrally Cleared Credit Default Swaps	– 0	–	438,597		– 0	–	438,597
Centrally Cleared Interest Rate Swaps	– 0	–	913,822		– 0	–	913,822
Credit Default Swaps	– 0	–	122,740		– 0	–	122,740
Inflation (CPI) Swaps	– 0	–	1,457		– 0	–	1,457
Total Return Swaps	– 0	–	2,773,183		– 0	–	2,773,183
Liabilities:
Futures	(5,229,167)		(2,066,442)		– 0	–	(7,295,609)
Forward Currency Exchange Contracts	– 0	–	(6,006,875)		– 0	–	(6,006,875)
Currency Options Written	– 0	–	(250,441)		– 0	–	(250,441)
Centrally Cleared Credit Default Swaps	– 0	–	(37,020)		– 0	–	(37,020)
Centrally Cleared Interest Rate Swaps	– 0	–	(1,456,771)		– 0	–	(1,456,771)
Credit Default Swaps	– 0	–	(11,325)		– 0	–	(11,325)
Inflation (CPI) Swaps	– 0	–	(113,707)		– 0	–	(113,707)

Total(b)	$330,011,383		$858,779,715		$24,055,152		$1,212,846,250

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	ASSET-BACKED SECURITIES		COMMERCIAL MORTGAGE-BACKED SECURITIES		COLLATERALIZED MORTGAGE OBLIGATIONS
Balance as of 9/30/15	$7,880,940		$13,123,806		$27,399,021
Accrued discounts/(premiums)	4		(20,389)		1,982
Realized gain (loss)	638		(24,409)		100,618
Change in unrealized appreciation/depreciation	29,296		(318,706)		48,236
Purchases/Payups	1,600,851		7,370,749		462,949
Sales/Paydowns	(796,241)		(219,984)		(2,481,518)
Transfers in to Level 3	– 0	–	826,880		– 0	–
Transfers out of Level 3	(6,156,455)		– 0	–	(24,773,116)

Balance as of 6/30/16	$2,559,033		$20,737,947		$758,172

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$29,296		$(318,706)		$2,633

	TOTAL
Balance as of 9/30/15	$48,403,767
Accrued discounts/(premiums)	(18,403)
Realized gain (loss)	76,847
Change in unrealized appreciation/depreciation	(241,174)
Purchases/Payups	9,434,549
Sales/Paydowns	(3,497,743)
Transfers in to Level 3	826,880	(a)
Transfers out of Level 3	(30,929,571	)(b)

Balance as of 6/30/16	$24,055,152

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(286,777)

(a)	There were deminimis transfers from Level 2 to Level 3 during the reporting period.
(b)	An amount of $30,929,571 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

As of June 30, 2016, all Level 3 securities were priced i) at net asset value, ii) by third party vendors, or iii) using prior transaction prices, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s affiliated Underlying Portfolio transactions for the nine months ended June 30, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 9/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/16 (000)	Income (000)	Realized Gains (000)
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	$36,884	$1,188	$12,900	$(8,716)	$8,127	$24,583	$1,188	$0

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended June 30, 2016 is as follows:

Market Value 9/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/16 (000)	Dividend Income (000)
$234,308	$422,134	$374,381	$282,061	$713

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 50.1%
Information Technology - 11.8%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	7,140	$459,673
CommScope Holding Co., Inc. (a)	28,510	884,665
Finisar Corp. (a)	100,380	1,757,654
Harris Corp.	1,850	154,364
Infinera Corp. (a)	49,990	563,887
Palo Alto Networks, Inc. (a)	69,946	8,578,178
Polycom, Inc. (a)	73,600	828,000

		13,226,421

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A	334,590	19,182,045
Anixter International, Inc. (a)	19,080	1,016,582
CDW Corp./DE	25,150	1,008,012
Keysight Technologies, Inc. (a)	30,320	882,009
TTM Technologies, Inc. (a)	70,800	533,124
VeriFone Systems, Inc. (a)	33,523	621,516
Vishay Intertechnology, Inc.	73,110	905,833

		24,149,121

Internet Software & Services - 2.4%
Alphabet, Inc.-Class A (a)	21,236	14,940,163
Alphabet, Inc.-Class C (a)	43,494	30,102,197
CoStar Group, Inc. (a)	5,840	1,276,974
eBay, Inc. (a)	545,280	12,765,005
Facebook, Inc.-Class A (a)	334,900	38,272,372
Pandora Media, Inc. (a)	49,424	615,329

		97,972,040

IT Services - 2.2%
Amdocs Ltd.	181,539	10,478,431
Booz Allen Hamilton Holding Corp.	40,850	1,210,794
EPAM Systems, Inc. (a)	11,450	736,349
Fiserv, Inc. (a)	176,600	19,201,718
Genpact Ltd. (a)	20,340	545,926
Vantiv, Inc.-Class A (a)	24,295	1,375,097
Visa, Inc.-Class A	433,623	32,161,818
Xerox Corp.	2,287,361	21,707,056

		87,417,189

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. (a)	77,880	400,303
Applied Materials, Inc.	872,437	20,912,315
Cavium, Inc. (a)	2,177	84,032
Cypress Semiconductor Corp.	108,620	1,145,941
Intel Corp.	665,746	21,836,469
Lam Research Corp.	6,260	526,216
Mellanox Technologies Ltd. (a)	15,764	756,041
Microsemi Corp. (a)	25,820	843,798
ON Semiconductor Corp. (a)	90,385	797,196

Company	Shares	U.S. $ Value
Qorvo, Inc. (a)	17,640	$974,786
Xilinx, Inc.	473,893	21,860,684

		70,137,781

Software - 2.3%
ANSYS, Inc. (a)	221,700	20,119,275
Aspen Technology, Inc. (a)	16,087	647,341
Atlassian Corp. PLC-Class A (a)	26,756	692,980
Cadence Design Systems, Inc. (a)	42,253	1,026,748
Fortinet, Inc. (a)	22,860	722,147
Guidewire Software, Inc. (a)	15,847	978,711
HubSpot, Inc. (a)	19,350	840,177
Microsoft Corp.	885,464	45,309,193
Oracle Corp.	431,565	17,663,956
Qlik Technologies, Inc. (a)	24,680	730,034
Take-Two Interactive Software, Inc. (a)	27,967	1,060,509
Ultimate Software Group, Inc. (The) (a)	6,641	1,396,536
Verint Systems, Inc. (a)	30,310	1,004,170

		92,191,777

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc. (b)	634,805	60,687,358
Hewlett Packard Enterprise Co.	945,200	17,268,804
HP, Inc.	1,242,480	15,593,124
NCR Corp. (a)	45,130	1,253,260

		94,802,546

		479,896,875

Financials - 6.8%
Banks - 3.2%
Associated Banc-Corp.	45,880	786,842
Bank of America Corp.	2,950,559	39,153,918
Citizens Financial Group, Inc.	736,997	14,725,200
Comerica, Inc.	25,960	1,067,735
First Niagara Financial Group, Inc.	50,530	492,162
First Republic Bank/CA	14,745	1,032,003
Fulton Financial Corp.	59,190	799,065
Huntington Bancshares, Inc./OH	122,630	1,096,312
Signature Bank/New York NY (a)	8,532	1,065,817
SVB Financial Group (a)	10,565	1,005,365
Synovus Financial Corp.	23,830	690,832
Texas Capital Bancshares, Inc. (a)	12,920	604,139
US Bancorp	560,800	22,617,064
Webster Financial Corp.	26,165	888,302
Wells Fargo & Co. (b)	974,792	46,136,905
Zions Bancorporation	40,290	1,012,488

		133,174,149

Capital Markets - 0.1%
Affiliated Managers Group, Inc. (a)	6,115	860,809
Lazard Ltd.-Class A	26,750	796,615

Company	Shares	U.S. $ Value
Stifel Financial Corp. (a)	16,231	$510,465
		2,167,889
Consumer Finance - 1.6%
Capital One Financial Corp.	286,100	18,170,211
Discover Financial Services	389,971	20,898,546
OneMain Holdings, Inc. (a)	375,487	8,568,613
Synchrony Financial (a)	683,142	17,269,830
		64,907,200
Insurance - 1.6%
Allstate Corp. (The)	507,094	35,471,225
American Financial Group, Inc./OH	13,920	1,029,105
American International Group, Inc.	434,049	22,956,852
CNO Financial Group, Inc.	33,430	583,688
First American Financial Corp.	29,340	1,180,055
Hanover Insurance Group, Inc. (The)	11,740	993,439
Reinsurance Group of America, Inc.-Class A	10,550	1,023,244
Validus Holdings Ltd.	25,430	1,235,644
		64,473,252
Real Estate Investment Trusts (REITs) - 0.3%
DDR Corp.	42,940	778,931
Gramercy Property Trust	144,413	1,331,488
Mid-America Apartment Communities, Inc.	11,340	1,206,576
Public Storage	39,820	10,177,594
		13,494,589
Real Estate Management & Development - 0.0%
Kaisa Group Holdings Ltd. (a)(c)(d)	422,000	21,214
Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	47,823	1,043,020
		279,281,313
Consumer Discretionary - 6.8%
Auto Components - 0.2%
Dana Holding Corp.	56,640	598,118
Lear Corp.	7,910	804,922
Magna International, Inc. (New York)-Class A	208,849	7,324,334
Tenneco, Inc. (a)	16,460	767,201
		9,494,575
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	20,067	1,330,643
Grand Canyon Education, Inc. (a)	27,858	1,112,091
Sotheby’s	20,800	569,920
		3,012,654
Hotels, Restaurants & Leisure - 1.3%
Bloomin’ Brands, Inc.	63,190	1,129,205
Brinker International, Inc.	15,918	724,746
Buffalo Wild Wings, Inc. (a)	5,303	736,852
Dave & Buster’s Entertainment, Inc. (a)	21,775	1,018,852
McDonald’s Corp.	158,578	19,083,276

Company	Shares	U.S. $ Value
Norwegian Cruise Line Holdings Ltd. (a)	13,965	$556,366
Panera Bread Co.-Class A (a)	5,840	1,237,730
Starbucks Corp.	443,239	25,317,812
Texas Roadhouse, Inc.-Class A	23,210	1,058,376
Vail Resorts, Inc.	8,190	1,132,104
Wyndham Worldwide Corp.	14,852	1,057,908

		53,053,227

Household Durables - 0.1%
Helen of Troy Ltd. (a)	6,870	706,511
Meritage Homes Corp. (a)	22,990	863,044
PulteGroup, Inc.	53,710	1,046,808
Tempur Sealy International, Inc. (a)	15,875	878,205

		3,494,568

Internet & Catalog Retail - 0.4%
Expedia, Inc.	7,453	792,254
Priceline Group, Inc. (The) (a)	12,944	16,159,419
Shutterfly, Inc. (a)	16,150	752,752

		17,704,425

Media - 1.6%
AMC Networks, Inc.-Class A (a)	19,652	1,187,374
Cable One, Inc.	1,100	562,551
Comcast Corp.-Class A	515,909	33,632,108
IMAX Corp. (a)	23,774	700,857
Regal Entertainment Group-Class A	46,670	1,028,607
Scholastic Corp.	20,530	813,193
Walt Disney Co. (The)	261,116	25,542,367

		63,467,057

Multiline Retail - 0.7%
Big Lots, Inc.	20,240	1,014,226
Dollar General Corp.	296,509	27,871,846

		28,886,072

Specialty Retail - 1.6%
Caleres, Inc.	30,820	746,152
Children’s Place, Inc. (The)	15,070	1,208,313
Five Below, Inc. (a)	27,479	1,275,301
Home Depot, Inc. (The)	310,000	39,583,900
Lithia Motors, Inc.-Class A	11,756	835,499
Michaels Cos., Inc. (The) (a)	35,660	1,014,171
Office Depot, Inc. (a)	202,010	668,653
Ross Stores, Inc.	271,490	15,390,768
Select Comfort Corp. (a)	47,043	1,005,779
Tractor Supply Co.	11,602	1,057,870
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,433	1,323,696

		64,110,102

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	86,500	975,720

Company	Shares	U.S. $ Value
NIKE, Inc.-Class B	584,538	$32,266,498
		33,242,218
		276,464,898
Health Care - 6.6%
Biotechnology - 1.1%
Alder Biopharmaceuticals, Inc. (a)	12,109	302,362
Biogen, Inc. (a)(b)	65,352	15,803,421
DBV Technologies SA (Sponsored ADR) (a)	8,018	261,547
Gilead Sciences, Inc.	305,313	25,469,210
Neurocrine Biosciences, Inc. (a)	9,820	446,319
Sage Therapeutics, Inc. (a)	9,691	291,990
TESARO, Inc. (a)	6,889	579,020
		43,153,869
Health Care Equipment & Supplies - 0.8%
Align Technology, Inc. (a)	18,593	1,497,666
DENTSPLY SIRONA, Inc.	19,365	1,201,405
DexCom, Inc. (a)	17,306	1,372,885
Intuitive Surgical, Inc. (a)	15,763	10,425,806
Medtronic PLC	186,760	16,205,165
Nevro Corp. (a)	16,127	1,189,528
Penumbra, Inc. (a)	5,985	356,107
		32,248,562
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)	18,749	1,038,695
Aetna, Inc.	245,640	30,000,013
Amsurg Corp. (a)	14,270	1,106,496
Anthem, Inc.	173,284	22,759,120
Diplomat Pharmacy, Inc. (a)	21,383	748,405
LifePoint Health, Inc. (a)	13,970	913,219
McKesson Corp.	75,808	14,149,563
Molina Healthcare, Inc. (a)	20,570	1,026,443
Premier, Inc.-Class A (a)	31,012	1,014,092
UnitedHealth Group, Inc.	178,784	25,244,301
WellCare Health Plans, Inc. (a)	7,700	826,056
		98,826,403
Life Sciences Tools & Services - 0.0%
ICON PLC (a)	26,285	1,840,213
Pharmaceuticals - 2.3%
Akorn, Inc. (a)	37,536	1,069,213
GW Pharmaceuticals PLC (ADR) (a)	3,191	292,200
Johnson & Johnson (b)	290,600	35,249,780
Medicines Co. (The) (a)	10,070	338,654
Merck & Co., Inc.	267,017	15,382,850

Company	Shares	U.S. $ Value
Pfizer, Inc.	1,116,016	$ 39,294,923
		91,627,620
		267,696,667
Consumer Staples - 5.6%
Beverages - 1.3%
Dr Pepper Snapple Group, Inc.	215,164	20,791,297
PepsiCo, Inc.	291,507	30,882,252
		51,673,549
Food & Staples Retailing - 1.8%
Costco Wholesale Corp. (b)	174,139	27,346,789
CVS Health Corp.	289,603	27,726,591
Kroger Co. (The)	527,711	19,414,488
Lenta Ltd. (GDR) (a)	1	7
		74,487,875
Food Products - 1.1%
Blue Buffalo Pet Products, Inc. (a)	12,808	298,939
General Mills, Inc.	355,268	25,337,714
Ingredion, Inc.	9,943	1,286,723
Tyson Foods, Inc.-Class A	265,686	17,745,168
		44,668,544
Household Products - 0.4%
Kimberly-Clark Corp.	105,094	14,448,323
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The)-Class A	101,324	9,222,510
Tobacco - 0.8%
Altria Group, Inc.	485,184	33,458,289
		227,959,090
Industrials - 4.6%
Aerospace & Defense - 2.2%
B/E Aerospace, Inc.	20,350	939,661
Esterline Technologies Corp. (a)	12,450	772,398
Hexcel Corp.	28,592	1,190,571
Honeywell International, Inc.	138,907	16,157,662
L-3 Communications Holdings, Inc.	205,588	30,157,704
Northrop Grumman Corp.	98,435	21,880,132
TransDigm Group, Inc. (a)	3,920	1,033,665
United Technologies Corp.	176,746	18,125,302
		90,257,095
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	17,128	839,957
United Parcel Service, Inc.-Class B	181,901	19,594,376
		20,434,333
Airlines - 0.4%
Delta Air Lines, Inc.	378,885	13,802,781
SkyWest, Inc.	23,370	618,370
		14,421,151

Company	Shares	U.S. $ Value
Building Products - 0.0%
AO Smith Corp.	5,770	$508,395
Lennox International, Inc.	8,900	1,269,140

		1,777,535

Commercial Services & Supplies - 0.0%
ABM Industries, Inc.	28,630	1,044,422

Construction & Engineering - 0.1%
AECOM (a)	35,705	1,134,348
EMCOR Group, Inc.	18,580	915,251
Granite Construction, Inc.	11,310	515,170
Quanta Services, Inc. (a)	44,290	1,023,985
Tutor Perini Corp. (a)	25,360	597,228

		4,185,982

Electrical Equipment - 0.0%
AMETEK, Inc.	16,489	762,286
Regal Beloit Corp.	11,270	620,414

		1,382,700

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	10,986	1,161,000
Danaher Corp.	217,295	21,946,795

		23,107,795

Machinery - 0.6%
IDEX Corp.	15,084	1,238,396
ITT, Inc.	537,529	17,190,177
Lincoln Electric Holdings, Inc.	16,784	991,599
Middleby Corp. (The) (a)	9,582	1,104,326
Nordson Corp.	9,180	767,540
Oshkosh Corp.	26,090	1,244,754

		22,536,792

Marine - 0.0%
Kirby Corp. (a)	15,453	964,113

Professional Services - 0.0%
Robert Half International, Inc.	13,870	529,279

Road & Rail - 0.1%
Genesee & Wyoming, Inc.-Class A (a)	16,146	951,806
Ryder System, Inc.	10,270	627,908
Werner Enterprises, Inc.	25,600	588,032

		2,167,746

Trading Companies & Distributors - 0.1%
MRC Global, Inc. (a)	86,750	1,232,717
Watsco, Inc.	7,840	1,103,010
WESCO International, Inc. (a)	11,820	608,612

		2,944,339

		185,753,282

Company	Shares	U.S. $ Value
Energy - 3.8%
Energy Equipment & Services - 1.2%
FMC Technologies, Inc. (a)	7,587	$202,345
Helmerich & Payne, Inc.	297,765	19,988,965
Oceaneering International, Inc.	17,809	531,777
Oil States International, Inc. (a)	27,540	905,515
RPC, Inc. (a)	63,220	981,807
Schlumberger Ltd. (b)	350,992	27,756,447

		50,366,856

Oil, Gas & Consumable Fuels - 2.6%
Concho Resources, Inc. (a)	5,204	620,681
EOG Resources, Inc.	382,434	31,902,644
Exxon Mobil Corp.	350,737	32,878,086
Gulfport Energy Corp. (a)	41,520	1,297,915
Hess Corp.	419,996	25,241,759
PDC Energy, Inc. (a)	5,480	315,703
QEP Resources, Inc.	73,620	1,297,921
Synergy Resources Corp. (a)	130,710	870,529
Valero Energy Corp.	228,489	11,652,939

		106,078,177

		156,445,033

Utilities - 2.2%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	497,088	34,840,898
Edison International (b)	334,569	25,985,974
PNM Resources, Inc.	34,630	1,227,287
PPL Corp.	454,995	17,176,061
Westar Energy, Inc.	24,500	1,374,205

		80,604,425

Gas Utilities - 0.0%
Southwest Gas Corp.	18,460	1,452,987

Multi-Utilities - 0.2%
NiSource, Inc.	320,383	8,496,557

		90,553,969

Materials - 1.0%
Chemicals - 0.6%
CF Industries Holdings, Inc.	312,874	7,540,263
Huntsman Corp.	56,300	757,235
Ingevity Corp. (a)	10,708	364,500
PolyOne Corp.	32,415	1,142,305
Sherwin-Williams Co. (The)	48,610	14,275,299

		24,079,602

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	6,079	1,167,168

Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	88,910	1,114,932

Company	Shares	U.S. $ Value
Sealed Air Corp.	277,163	$12,741,183

		13,856,115

		39,102,885

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	633,358	35,366,711

Total Common Stocks (cost $1,672,181,371)		2,038,520,723

INVESTMENT COMPANIES - 22.1%
Funds and Investment Trusts - 22.1%
AB Pooling Portfolio - Multi-Asset Real Return Portfolio (a)(e)	7,231,123	45,917,630
Bernstein Fund, Inc. - International Small Cap Portfolio-Class Z (a)(e)	15,770,719	159,284,260
Bernstein Fund, Inc. - International Strategic Equities Portfolio-Class Z (e)	27,070,697	267,458,484
Bernstein Fund, Inc. - Small Cap Core Portfolio-Class Z (e)	3,604,976	35,184,563
Sanford C. Bernstein Fund, Inc. - AB Emerging Markets Portfolio-Class Z (a)(e)	3,168,287	75,658,692
Sanford C. Bernstein Fund, Inc. - AB Tax-Managed International Portfolio- Class Z (a)(e)	21,690,922	317,121,279

Total Investment Companies (cost $870,869,465)		900,624,908

	Contracts
OPTIONS PURCHASED - CALLS - 0.7%
Options on Indices - 0.7%
Russell 2000 Index Expiration: Aug 2016, Exercise Price: $ 1,200.00 (a)(f)	536,300	4,811,790
Russell 2000 Index Expiration: Aug 2016, Exercise Price: $ 1,210.00 (a)(f)	689,100	4,618,138
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,175.00 (a)(f)	796,800	10,753,518
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,180.00 (a)(f)	642,300	7,792,477

Total Options Purchased - Calls (premiums paid $44,949,967)		27,975,923

	Shares
SHORT-TERM INVESTMENTS - 26.1%
Investment Companies - 26.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.25% (e)(g) (cost $1,061,502,442)	1,061,502,442	1,061,502,442

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 0.0%
U.S. Treasury Bill Zero Coupon, 8/18/16 (cost $1,499,387)	$1,500	$1,499,387

Total Short-Term Investments (cost $1,063,001,829)		1,063,001,829

Total Investments - 99.0% (cost $3,651,002,632) (h)		4,030,123,383
Other assets less liabilities - 1.0% (i)		40,694,788

Net Assets - 100.0%		$4,070,818,171

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	8,715	September 2016	$286,701,805	$276,120,459	$(10,581,346)
Mini MSCI Emerging Market Futures	2,514	September 2016	101,334,947	104,921,790	3,586,843
U.S. T-Note 5 Yr (CBT) Futures	323	September 2016	39,477,134	39,458,992	(18,142)
U.S. T-Note 10 Yr (CBT) Futures	4,279	September 2016	564,874,676	569,040,141	4,165,465
U.S. Ultra Bond (CBT) Futures	1,038	September 2016	190,257,861	193,457,250	3,199,389
Sold Contracts
FTSE 100 Index Futures	1,194	September 2016	95,174,133	102,086,401	(6,912,268)
Hang Seng Index Futures	470	July 2016	60,490,212	63,450,394	(2,960,182)
Russell 2000 Mini Futures	1,930	September 2016	225,753,038	221,448,200	4,304,838
S&P 500 E Mini Futures	7,556	September 2016	786,244,317	789,677,560	(3,433,243)
S&P Mid 400 E Mini Futures	70	September 2016	9,876,117	10,451,000	(574,883)
S&P TSX 60 Index Futures	1,416	September 2016	181,021,126	178,497,434	2,523,692
SPI 200 Futures	1,300	September 2016	124,318,510	125,458,480	(1,139,970)

					$(7,839,807)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	4,332,593	USD	42,383	8/16/16	$373,011
Barclays Bank PLC	USD	9,047	JPY	990,196	8/16/16	554,170
BNP Paribas SA	USD	7,242	EUR	6,516	8/16/16	176
Citibank, NA	GBP	7,781	USD	11,408	8/16/16	1,045,594
Citibank, NA	GBP	67,081	USD	96,344	9/20/16	6,977,992

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	EUR	19,496	USD	21,693	8/16/16	$25,305
Credit Suisse International	USD	9,189	CAD	11,874	8/16/16	3,108
Credit Suisse International	USD	63,124	CAD	81,565	9/20/16	19,353
Deutsche Bank AG	EUR	47,063	USD	52,019	8/16/16	(288,110)
Deutsche Bank AG	JPY	4,332,593	USD	42,345	8/16/16	335,038
Goldman Sachs Bank USA	AUD	118,559	USD	88,071	8/16/16	(215,449)
HSBC Bank USA	CAD	124,429	USD	96,111	9/20/16	(215,386)
JPMorgan Chase Bank	EUR	9,277	USD	10,224	8/16/16	(86,573)
JPMorgan Chase Bank	USD	49,753	AUD	66,817	8/16/16	2,494
JPMorgan Chase Bank	USD	18,703	GBP	14,031	8/16/16	(16,907)
JPMorgan Chase Bank	USD	91,036	JPY	9,626,059	8/16/16	2,300,974
JPMorgan Chase Bank	EUR	66,418	USD	74,699	9/20/16	786,414
Morgan Stanley & Co., Inc.	EUR	104,912	USD	117,881	8/16/16	1,279,672
Morgan Stanley & Co., Inc.	USD	13,462	AUD	17,820	8/16/16	(191,805)
Morgan Stanley & Co., Inc.	USD	17,807	JPY	1,836,343	8/16/16	(1,324)
Morgan Stanley & Co., Inc.	JPY	667,591	USD	6,144	9/20/16	(337,404)
Morgan Stanley & Co., Inc.	USD	152,919	EUR	134,990	9/20/16	(2,696,194)
Royal Bank of Scotland PLC	USD	36,858	JPY	4,008,107	9/20/16	2,056,145
Standard Chartered Bank	USD	11,933	CHF	11,577	9/20/16	(25,709)
State Street Bank & Trust Co.	AUD	21,282	USD	15,318	8/16/16	(529,467)
State Street Bank & Trust Co.	CAD	11,874	USD	9,223	8/16/16	31,617
State Street Bank & Trust Co.	GBP	8,062	USD	11,706	8/16/16	969,560
State Street Bank & Trust Co.	CHF	3,931	USD	3,983	9/20/16	(60,007)
State Street Bank & Trust Co.	EUR	4,065	USD	4,576	9/20/16	52,066
State Street Bank & Trust Co.	JPY	3,340,516	USD	30,354	9/20/16	(2,078,363)
UBS AG	EUR	28,509	USD	31,529	8/16/16	(156,857)

						$9,913,134

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	4.29%	$26,585	$844,229	$464,867
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	24,851	789,165	439,404
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	26,584	844,197	485,635
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	80,450	2,554,758	1,038,007
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	24,309	771,953	(19,779)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	23,486	745,818	(19,109)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	23,487	745,850	(28,757)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	23,487	745,850	(19,110)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	35,230	1,118,758	(24,651)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	23,487	745,850	9,656

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	4.29%		$46,974	$1,491,699	$12,506
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		23,487	745,849	1,715
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		23,488	745,881	17,597
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		46,974	1,491,699	35,193
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		23,487	745,850	6,253
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		23,487	745,850	31,589
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29		23,487	745,849	29,321
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.79		86,190	893,586	(121,284)
iTraxx-Europe Series 25, 5 Year Index, 6/20/21*	1.00	0.84	EUR	76,220	688,879	(535,238)
					$18,201,570	$1,803,815
* Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Deutsche Bank AG
FTSE EPRA/NAREIT Developed Real Estate Index	40,293	LIBOR Plus 0.48%	USD	178,452	6/15/17	$9,126,893

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	One contract relates to 1 share.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $452,669,258 and gross unrealized depreciation of investments was $(73,548,507), resulting in net unrealized appreciation of $379,120,751.
(i)	An amount of U.S. $1,597,404 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
EPRA	-	European Public Real Estate Association
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
SPI	-	Share Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$479,896,875		$	– 0	–	$	– 0	–	$479,896,875
Financials	279,260,099			– 0	–		21,214		279,281,313
Consumer Discretionary	276,464,898			– 0	–		– 0	–	276,464,898
Health Care	267,696,667			– 0	–		– 0	–	267,696,667
Consumer Staples	227,959,083			7			– 0	–	227,959,090
Industrials	185,753,282			– 0	–		– 0	–	185,753,282
Energy	156,445,033			– 0	–		– 0	–	156,445,033
Utilities	90,553,969			– 0	–		– 0	–	90,553,969
Materials	39,102,885			– 0	–		– 0	–	39,102,885
Telecommunication Services	35,366,711			– 0	–		– 0	–	35,366,711
Investment Companies	900,624,908			– 0	–		– 0	–	900,624,908
Options Purchased - Calls	– 0	–		27,975,923			– 0	–	27,975,923
Short-Term Investments:
Investment Companies	1,061,502,442			– 0	–		– 0	–	1,061,502,442
U.S. Treasury Bills	– 0	–		1,499,387			– 0	–	1,499,387

Total Investments in Securities	4,000,626,852			29,475,317			21,214		4,030,123,383
Other Financial Instruments (a):
Assets:
Futures	17,780,227			– 0	–		– 0	–	17,780,227
Forward Currency Exchange Contracts	– 0	–		16,812,689			– 0	–	16,812,689
Centrally Cleared Credit Default Swaps	– 0	–		2,571,743			– 0	–	2,571,743
Total Return Swaps	– 0	–		9,126,893			– 0	–	9,126,893
Liabilities:
Futures	(4,026,268)			(21,593,766)			– 0	–	(25,620,034)
Forward Currency Exchange Contracts	– 0	–		(6,899,555)			– 0	–	(6,899,555)
Centrally Cleared Credit Default Swaps	– 0	–		(767,928)			– 0	–	(767,928)

Total (b)	$4,014,380,811			$28,725,393			$21,214		$4,043,127,418

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/15	$71,244		$71,244
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(50,030)		(50,030)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/16	$21,214		$21,214

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$(50,030)		$(50,030)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the nine months ended June 30, 2016 is as follows:

										Distributions
Affiliated Issuer	Market Value 9/30/15 (000)		Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/16 (000)	Income (000)		Realized Gains (000)
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	$229,114		$7,380	$166,400		$(91,224)		$67,048	$45,918	$7,380		$	– 0	–
Bernstein Fund, Inc. - International Small Cap Portfolio-Class Z	– 0	–	149,191	– 0	–	– 0	–	10,093	159,284	– 0	–		– 0	–
Bernstein Fund, Inc. - International Strategic Equities Portfolio-Class Z	– 0	–	264,210	– 0	–	– 0	–	3,248	267,458	– 0	–		– 0	–
Bernstein Fund, Inc. - Small Cap Core Portfolio-Class Z	– 0	–	34,744	– 0	–	– 0	–	441	35,185	– 0	–		– 0	–
Sanford C. Bernstein Fund, Inc. - AB Emerging Markets Portfolio-Class Z	– 0	–	67,136	– 0	–	– 0	–	8,523	75,659	– 0	–		– 0	–
Sanford C. Bernstein Fund, Inc. - AB Tax-Managed International Portfolio-Class Z	– 0	–	305,842	– 0	–	– 0	–	11,279	317,121	– 0	–		– 0	–

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB for the nine months ended June 30, 2016 is as follows:

Market Value 9/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/16 (000)	Dividend Income (000)
$1,107,496	$1,591,127	$1,637,121	$1,061,502	$3,487

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 67.4%
Long-Term Municipal Bonds - 67.4%
Alabama - 0.4%
Alabama Public School & College Authority
Series 2010A
5.00%, 5/01/19	$3,255	$3,639,220
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/24	3,650	4,245,315

		7,884,535

Arizona - 3.4%
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement-Airport)
Series 2010C
5.00%, 7/01/24	5,305	6,120,962
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/23-7/01/24	6,585	7,852,415
AGM Series 2010
5.00%, 7/01/18-7/01/19	10,035	11,080,256
Maricopa County Community College District
Series 2012
4.00%, 7/01/16	8,440	8,440,000
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax)
Series 2014
5.00%, 6/01/22	1,685	2,048,808
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	23,120	27,783,073

		63,325,514

California - 2.1%
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	7,255	8,240,374
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,140,210
Series 2010C
5.00%, 5/01/19	730	817,476
NATL Series 2006-32F
5.25%, 5/01/18	680	736,739
State of California
Series 2014
5.00%, 10/01/29	50	63,200
Series 2015
5.00%, 8/01/22-3/01/26	3,500	4,401,686
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/17	7,675	7,957,056

	Principal Amount (000)	U.S. $ Value
Series 2015O
5.00%, 5/01/22	$12,400	$15,157,884

		38,514,625

Colorado - 1.3%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	300	351,468
Series 2011A
5.25%, 11/15/18	13,135	14,445,741
5.50%, 11/15/19	4,375	5,015,719
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/19 (a)	1,000	1,083,420
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/20	2,000	2,241,620
5.125%, 1/15/23	2,000	2,236,420

		25,374,388

Connecticut - 2.7%
State of Connecticut
Series 2014C
5.00%, 6/15/22	5,620	6,716,462
Series 2016A
5.00%, 3/15/23-3/15/24	35,845	43,694,284

		50,410,746

District of Columbia - 0.6%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	10,692,190

Florida - 5.9%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/20	7,250	8,358,960
Citizens Property Insurance Corp.
Series 2010A-1
5.25%, 6/01/17	2,855	2,970,085
Series 2012A
5.00%, 6/01/22	7,660	9,284,686
Series 2012A-1
5.00%, 6/01/21	10,490	12,382,291
City of Jacksonville FL (City of Jacksonville FL Lease)
Series 2010A-1
5.00%, 10/01/18-10/01/19	15,170	16,756,211
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/21	2,500	2,979,275

	Principal Amount (000)	U.S. $ Value
County of Broward FL Half-Cent Sales Tax Revenue
Series 2010A
5.00%, 10/01/18-10/01/20	$8,235	$9,250,503
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,919,812
AGM Series 2010A
5.50%, 10/01/18-10/01/19	7,425	8,228,033
County of Orange FL (County of Orange FL Public Svc Tax)
Series 2013
5.00%, 10/01/16	2,650	2,678,461
County of Seminole FL Water & Sewer Revenue
Series 2015B
5.00%, 10/01/19	2,420	2,732,398
Florida’s Turnpike Enterprise
Series 2015B
5.00%, 7/01/20-7/01/24	18,145	21,752,698
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	2,640	2,774,983
School District of Broward County/FL
Series 2015
5.00%, 7/01/21	2,210	2,619,977
St Lucie County School Board (St Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	1,565	1,924,778
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/16	300	300,000
Series 2010D
5.00%, 7/01/16	2,170	2,170,000

		110,083,151

Georgia - 2.2%
Municipal Electric Authority of Georgia
Series 2011A
5.00%, 1/01/20-1/01/21	8,880	10,250,020
State of Georgia
Series 2016A
5.00%, 2/01/19 (b)	27,730	30,802,761

		41,052,781

Hawaii - 2.3%
City & County of Honolulu HI
Series 2011A
5.00%, 8/01/24	5,800	6,877,640
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	12,097,738
University of Hawaii
Series 2016
5.00%, 10/01/22-10/01/26	18,785	23,655,383

		42,630,761

	Principal Amount (000)	U.S. $ Value
Illinois - 4.0%
Chicago O’Hare International Airport
Series 2010D
5.25%, 1/01/19	$2,285	$2,513,363
Series 2015B
5.00%, 1/01/24-1/01/28	28,115	34,727,889
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008A
5.00%, 6/01/21	4,685	5,033,611
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/20	1,730	1,734,982
State of Illinois
Series 2010
5.00%, 1/01/18	160	168,102
Series 2012
5.00%, 8/01/21	1,665	1,839,459
Series 2013
5.00%, 7/01/21	1,345	1,484,436
Series 2013A
5.00%, 4/01/20	1,670	1,814,856
Series 2014
5.00%, 5/01/24-5/01/28	8,350	9,367,523
Series 2016
5.00%, 6/01/23	4,600	5,184,936
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/18	9,655	10,417,166

		74,286,323

Kansas - 0.2%
State of Kansas Department of Transportation
Series 2012C
5.00%, 9/01/20	2,745	3,212,501

Louisiana - 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/30	1,550	1,643,202
Orleans Parish Parishwide School District
AGM Series 2010
5.00%, 9/01/17-9/01/19	9,705	10,519,770

		12,162,972

Maryland - 0.1%
Washington Suburban Sanitary Commission
Series 2014
5.00%, 6/01/17	1,705	1,773,694

Massachusetts - 4.1%
Commonwealth of Massachusetts
Series 2011A
5.00%, 4/01/25	8,750	10,324,912
Series 2013B
5.00%, 8/01/17	32,490	34,029,376
NATL Series 2000F
0.54%, 12/01/30 (c)	1,975	1,803,605

	Principal Amount (000)	U.S. $ Value
NATL Series 2000G
0.57%, 12/01/30 (c)	$5,600	$5,114,110
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	5,030	6,083,584
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	8,724,633
Massachusetts Development Finance Agency (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	4,775,949
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/21	5,385	6,463,939

		77,320,108

Michigan - 2.3%
City of Detroit MI Water Supply System Revenue
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	10,842,006
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/24	10,115	12,461,983
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/22	11,270	11,316,545
South Lyon Community Schools
Series 2016
5.00%, 5/01/21-5/01/28	5,080	6,262,437
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/22	2,000	2,391,120

		43,274,091

Minnesota - 0.3%
Lakeville Independent School District No 194
Series 2016A
5.00%, 2/01/21	1,705	2,007,194
South Washington County Independent School District No 833/MN
Series 2016B
5.00%, 2/01/22	2,600	3,144,752

		5,151,946

Mississippi - 1.1%
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2010C
5.00%, 8/01/22-8/01/23	11,105	12,784,616

	Principal Amount (000)	U.S. $ Value
Series 2010D
5.00%, 8/01/23	$7,530	$8,653,401

		21,438,017

Missouri - 0.3%
City of St Louis MO Airport Revenue (Lambert-St Louis Intl Airport)
NATL Series 2005
5.50%, 7/01/16	5,980	5,980,000

Nebraska - 0.4%
Omaha Public Power District
Series 2011C
5.00%, 2/01/24	6,420	7,510,886

Nevada - 1.6%
Clark County School District
NATL Series 2006C
5.00%, 6/15/21	4,285	4,452,629
County of Clark Department of Aviation (McCarran Intl Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,150,350
County of Clark NV
Series 2015
5.00%, 11/01/21	2,000	2,393,900
County of Clark NV (County of Clark NV Fuel Tax)
Series 2016
5.00%, 7/01/18-7/01/19	19,380	21,256,617

		29,253,496

New Jersey - 3.5%
New Jersey Economic Development Authority
Series 2008W
5.00%, 3/01/17 (Pre-refunded/ETM)	1,050	1,080,471
Series 2010DD-1
5.00%, 12/15/17 (Pre-refunded/ETM)	4,505	4,783,049
Series 2011EE
5.00%, 9/01/18 (Pre-refunded/ETM)	3,625	3,955,817
5.25%, 9/01/19 (Pre-refunded/ETM)	2,465	2,804,973
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2008W
5.00%, 3/01/17	460	471,905
Series 2010DD-1
5.00%, 12/15/17	180	189,427
Series 2011EE
5.00%, 9/01/18	1,315	1,400,265
5.25%, 9/01/19	915	1,002,456
AMBAC Series 2005K
5.50%, 12/15/19	1,880	2,096,444
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19	4,265	4,655,802

	Principal Amount (000)	U.S. $ Value
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/18	$7,500	$7,988,475
New Jersey Turnpike Authority
Series 2014C
5.00%, 1/01/21-1/01/23	16,670	19,989,560
AGM Series 2005D-3
5.25%, 1/01/26	11,070	14,377,162

		64,795,806

New York - 9.2%
City of New York NY
Series 2010B
5.00%, 8/01/17	6,250	6,544,750
Series 2013B
5.00%, 8/01/19	3,860	4,348,058
Series 2013H
5.00%, 8/01/25	2,510	3,116,165
Series 2014J
5.00%, 8/01/22-8/01/28	11,090	13,783,965
Series 2015A
5.00%, 8/01/23	7,220	8,985,579
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/20-11/15/26	17,500	20,630,621
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	17,001,060
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2014B
5.00%, 2/01/27-11/01/29	20,280	25,395,366
Series 2014C
5.00%, 11/01/28	10,665	13,382,335
New York State Dormitory Authority
Series 2012A
5.00%, 12/15/21 (Pre-refunded/ETM)	5	6,042
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	16,005	19,573,553
Series 2014C
5.00%, 3/15/27-3/15/29	26,340	32,911,541
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.68%, 1/01/39 (c)	5,000	4,425,210
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.12%, 3/01/27 (c)	2,080	1,966,636

		172,070,881

North Carolina - 0.3%
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/23-3/01/26	5,350	6,632,650

	Principal Amount (000)	U.S. $ Value
Ohio - 0.6%
City of Cleveland OH COP
Series 2010A
5.00%, 11/15/17	$3,000	$3,166,080
County of Hamilton OH Sewer System Revenue
Series 2015A
5.00%, 12/01/20-12/01/21	4,025	4,770,785
State of Ohio Major New State Infrastructure Project (State of Ohio Fed Hwy Grant)
Series 20121-GARVEE
4.00%, 12/15/16	2,825	2,868,928
Series 2014
5.00%, 12/15/21	1,105	1,325,547

		12,131,340

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/26-7/01/29	3,000	3,282,180

Oregon - 0.4%
Oregon State Lottery
Series 2011A
5.25%, 4/01/26 (Pre-refunded/ETM)	5,105	6,093,021
5.25%, 4/01/26	825	985,933

		7,078,954

Pennsylvania - 3.0%
Allegheny County Sanitary Authority
BAM Series 2013
5.00%, 12/01/24-12/01/25	7,470	9,196,742
City of Philadelphia PA
Series 2011
5.25%, 8/01/17	2,285	2,392,806
City of Philadelphia PA Water & Wastewater Revenue
AGM Series 2010A
5.00%, 6/15/19	2,500	2,799,225
Delaware River Port Authority
Series 2012
5.00%, 1/01/21	2,655	3,017,116
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 2/01/17 (Pre-refunded/ETM)	2,335	2,393,585
5.00%, 8/01/18 (Pre-refunded/ETM)	1,990	2,165,060
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25	2,535	2,852,331
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012B
5.00%, 7/01/22	3,650	3,660,731

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (FirstEnergy Nuclear Generation LLC)
Series 2005A
3.75%, 12/01/40	$4,570	$4,685,758
Pennsylvania Intergovernmental Cooperation Authority
Series 2010
5.00%, 6/15/17	6,000	6,247,500
Pennsylvania Turnpike Commission
Series 2011E
5.00%, 12/01/25-12/01/26	13,665	16,184,084
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/26	1,110	1,222,454

		56,817,392

Puerto Rico - 0.1%
Puerto Rico Highways & Transportation Authority
NATL Series 2003AA
5.50%, 7/01/17 (Pre-refunded/ETM)	825	864,773
5.50%, 7/01/17	555	572,344

		1,437,117

Texas - 5.8%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/20-8/01/22	2,000	2,356,430
City of Austin TX Water & Wastewater System Revenue
Series 2011
5.00%, 11/15/25-11/15/26	11,990	14,337,191
City of Corpus Christi TX Utility System Revenue
Series 2015
5.00%, 7/15/24	1,290	1,610,268
Series 2015C
5.00%, 7/15/22-7/15/26	3,030	3,714,955
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	2,900	3,208,763
City of San Antonio TX
Series 2010
5.00%, 2/01/23	650	743,581
Series 2014
5.00%, 2/01/21	2,000	2,358,400
County of Fort Bend TX
Series 2015A
5.00%, 3/01/21	2,000	2,351,820
Series 2015B
5.00%, 3/01/21-3/01/22	5,625	6,693,751
Fort Bend Independent School District
Series 2010
5.00%, 8/15/21	5,205	6,047,794

	Principal Amount (000)	U.S. $ Value
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/20	$1,860	$2,172,164
Hurst-Euless-Bedford Independent School District
Series 2011
5.00%, 8/15/20-8/15/24	10,525	12,238,397
State of Texas
Series 2014
5.00%, 4/01/22	1,790	2,172,559
Texas A&M University
Series 2013B
5.00%, 5/15/23	3,950	4,932,365
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014B
4.00%, 1/01/18	8,680	8,704,044
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/22	20,035	24,555,297
University of Texas System (The)
Series 2010A
5.00%, 8/15/22	9,755	11,179,230

		109,377,009

Virginia - 1.4%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/20-6/15/23	5,815	6,955,642
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2012-12B
5.00%, 9/01/16	2,835	2,856,376
Series 2016A
5.00%, 2/01/18-2/01/19	13,165	14,223,957
Virginia Resources Authority
Series 2012
5.00%, 11/01/16 (Pre-refunded/ETM)	65	65,951
Virginia Resources Authority (Virginia Resources Authority State Lease)
Series 2012
5.00%, 11/01/16	1,450	1,471,025

		25,572,951

Washington - 6.6%
Chelan County Public Utility District No 1
Series 2011A
5.25%, 7/01/22	7,835	9,245,613
Series 2011B
5.50%, 7/01/23	5,540	6,603,735
City of Seattle WA
Series 2016A
5.00%, 4/01/19	1,780	1,987,050
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/21	11,835	13,339,939

	Principal Amount (000)	U.S. $ Value
Energy Northwest (Bonneville Power Administration)
Series 2010A
5.00%, 7/01/17	$1,295	$1,351,333
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	17,444,984
Franklin County School District No 1 Pasco
Series 2015
5.00%, 12/01/25	8,615	11,057,525
Port of Seattle WA
Series 2010C
5.00%, 2/01/20-2/01/22	9,920	11,335,055
Snohomish County Public Utility District No 1
Series 2010
5.00%, 12/01/19	5,415	6,176,890
Series 2012
5.00%, 12/01/26	6,065	7,323,306
State of Washington
Series 2013R
5.00%, 7/01/21	3,880	4,605,987
Series 20152
5.00%, 7/01/24	3,755	4,760,063
Series 2015R
5.00%, 7/01/23	3,735	4,638,123
Series 2016R
4.00%, 8/01/19 (b)	11,290	12,382,533
State of Washington COP
Series 2015C
5.00%, 7/01/17-7/01/21	9,595	11,073,986

		123,326,122

Wisconsin - 0.4%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	3,245	3,745,444
Series 2016B
5.00%, 12/01/25	2,510	2,941,017

		6,686,461

Total Municipal Obligations (cost $1,184,599,627)		1,260,541,588

	Contracts
OPTIONS PURCHASED - CALLS - 0.3%
Options on Indices - 0.3%
Russell 2000 Index Expiration: Aug 2016, Exercise Price: $ 1,200.00 (d)(e)	91,100	817,367
Russell 2000 Index Expiration: Aug 2016, Exercise Price: $ 1,210.00 (d)(e)	117,100	784,769
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,175.00 (d)(e)	137,200	1,851,635
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,180.00 (d)(e)	108,300	1,313,911

Total Options Purchased (premiums paid $7,648,939)		4,767,682

Company	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 1.5%
United States - 1.5%
U.S. Treasury Notes
1.375%, 1/31/21 (f)	$13,000	$13,230,035
1.625%, 11/30/20 (f)	14,837	15,271,679

Total Governments - Treasuries (cost $28,029,371)		28,501,714

CORPORATES - INVESTMENT GRADE - 0.4%
Financial Institutions - 0.4%
Banking - 0.4%
JPMorgan Chase & Co.
1.35%, 2/15/17	6,035	6,047,263
Morgan Stanley
Series G
5.45%, 1/09/17	1,425	1,455,464

Total Corporates - Investment Grade (cost $7,489,816)		7,502,727

	Shares
SHORT-TERM INVESTMENTS - 30.8%
Investment Companies - 28.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.25% (g)(h) (cost $533,887,289)	533,887,289	533,887,289

	Principal Amount (000)
U.S. Treasury Bills - 2.2%
U.S. Treasury Bill
Zero Coupon, 7/07/16-9/22/16 (i) (cost $41,984,906)	$42,000	41,984,906

Total Short-Term Investments (cost $575,872,195)		575,872,195

Total Investments - 100.4% (cost $1,803,639,948) (j)		$1,877,185,906
Other assets less liabilities - (0.4)%		(7,372,648)

Net Assets - 100.0%		$1,869,813,258

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	2,303	September 2016	$74,364,275	$72,966,772	$(1,397,503)
Mini MSCI EAFE Futures	599	September 2016	48,483,993	48,375,240	(108,753)
Mini MSCI Emerging Market Futures	1,565	September 2016	63,082,415	65,315,275	2,232,860
S&P Mid 400 E Mini Futures	19	September 2016	2,888,077	2,836,700	(51,377)
TOPIX Index Futures	110	September 2016	14,193,744	13,267,322	(926,422)
U.S. T-Note 5 Yr (CBT) Futures	45	September 2016	5,499,910	5,497,383	(2,527)
U.S. T-Note 10 Yr (CBT) Futures	360	September 2016	47,987,444	47,874,375	(113,069)
Sold Contracts
FTSE 100 Index Futures	68	September 2016	5,464,649	5,813,966	(349,317)
Hang Seng Index Futures	59	July 2016	7,599,157	7,965,050	(365,893)
Russell 2000 Mini Futures	178	September 2016	20,597,425	20,423,720	173,705
S&P 500 E Mini Futures	445	September 2016	46,218,221	46,506,950	(288,729)
S&P TSX 60 Index Futures	173	September 2016	22,094,589	21,807,949	286,640
SPI 200 Futures	158	September 2016	15,168,185	15,248,031	(79,846)

					$(990,231)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	JPY	732,577	USD	7,166	8/16/16	$63,071
Citibank	GBP	1,323	USD	1,940	8/16/16	177,768
Credit Suisse International	EUR	3,568	USD	3,969	8/16/16	4,630
Credit Suisse International	USD	10,960	CAD	14,163	8/16/16	3,707
Deutsche Bank AG	EUR	8,612	USD	9,518	8/16/16	(52,718)
Deutsche Bank AG	JPY	732,577	USD	7,160	8/16/16	56,650
Goldman Sachs Bank USA	AUD	19,930	USD	14,805	8/16/16	(36,217)
HSBC Bank USA	CAD	10,156	USD	7,854	8/16/16	(8,030)
HSBC Bank USA	GBP	5,336	USD	7,660	8/16/16	553,723
HSBC Bank USA	USD	41,009	EUR	36,207	8/16/16	(767,155)
JPMorgan Chase Bank	EUR	11,169	USD	12,549	8/16/16	134,759
JPMorgan Chase Bank	EUR	1,698	USD	1,871	8/16/16	(15,841)
JPMorgan Chase Bank	JPY	241,146	USD	2,214	8/16/16	(123,844)
JPMorgan Chase Bank	USD	8,351	AUD	11,215	8/16/16	419
JPMorgan Chase Bank	USD	2,858	GBP	2,144	8/16/16	(2,583)
JPMorgan Chase Bank	USD	33,292	JPY	3,570,531	8/16/16	1,328,513
Morgan Stanley & Co., Inc.	EUR	19,451	USD	21,856	8/16/16	237,259
Morgan Stanley & Co., Inc.	USD	4,851	AUD	6,421	8/16/16	(69,116)
State Street Bank & Trust Co.	AUD	3,805	USD	2,739	8/16/16	(94,663)
State Street Bank & Trust Co.	GBP	1,444	USD	2,097	8/16/16	173,660
State Street Bank & Trust Co.	JPY	469,498	USD	4,261	8/16/16	(291,002)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	6,280	CHF	6,108	8/16/16	$(8,529)
UBS AG	EUR	5,217	USD	5,769	8/16/16	(28,702)

						$1,235,759

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Cred itSpread at June 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	4.29%	4,797	$152,333	$83,881
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	4,485	142,425	79,302
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	4,798	152,365	87,650
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	14,640	464,906	188,893
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	3,977	126,293	(3,236)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	4,117	130,739	(3,350)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	3,977	126,293	(3,236)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	3,978	126,324	(4,871)
CDX-NAHY Series 26, 5 Year Index, 06/20/21*	5.00	4.29	5,966	189,456	(4,174)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	3,978	126,324	1,635
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	7,955	252,618	2,118
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	7,955	252,618	5,960
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	3,977	126,293	1,059
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	3,978	126,324	290
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	3,977	126,293	2,979
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	3,978	126,325	5,350
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	3,977	126,293	4,965

				$2,874,222	$445,215

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$45,000	10/23/17	1.658%	CPI	#	$(919,307)
Barclays Bank PLC	28,000	10/23/19	1.873%	CPI	#	(1,001,815)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$12,000	10/23/26	2.310%	CPI	#	$(1,234,147)
Barclays Bank PLC	10,000	10/23/29	2.388%	CPI	#	(1,311,368)
Citibank, NA	25,380	12/14/20	1.548%	CPI	#	(32,749)
Citibank, NA	28,000	10/23/21	2.039%	CPI	#	(1,571,626)
Deutsche Bank AG	12,900	7/15/20	1.265%	CPI	#	243,489
Deutsche Bank AG	10,000	9/04/25	1.818%	CPI	#	(250,355)
Goldman Sachs International	22,000	10/23/24	2.245%	CPI	#	(1,948,881)

						$(8,026,759)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$11,340	6/07/22	0.906%	SIFMA	*	$(84,908)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
S&P 500 Total Return Index	67,120	LIBOR Minus 0.08%	$262,709	9/15/16	$3,638,301
Deutsche Bank AG
FTSE EPRA/NAREIT Developed Real Estate Index	6,979	LIBOR Plus 0.48%	30,909	6/15/17	1,580,835
Goldman Sachs International
Standard and Poor’s Midcap 400 Index	5,286	LIBOR Minus 0.16%	11,147	7/15/16	274,471
Standard and Poor’s Midcap 400 Index	370	LIBOR Minus 0.22%	791	3/15/17	9,282

					$5,502,889

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of this security amounted to $1,083,420 or 0.1% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2016 and the aggregate market value of these securities amounted to $13,309,561 or 0.71% of net assets.

(d)	Non-income producing security.
(e)	One contract relates to 1 share.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(j)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,807,104 and gross unrealized depreciation of investments was $(3,261,146), resulting in net unrealized appreciation of $73,545,958.

As of June 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.2% and 0.1%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
NATL	-	National Interstate Corporation
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,232,761,088		$27,780,500		$1,260,541,588
Options Purchased - Calls		– 0	–	4,767,682		– 0	–	4,767,682
Governments - Treasuries		– 0	–	28,501,714		– 0	–	28,501,714
Corporates - Investment Grade		– 0	–	7,502,727		– 0	–	7,502,727
Short-Term Investments:
Investment Companies		533,887,289		– 0	–	– 0	–	533,887,289
U.S. Treasury Bills		– 0	–	41,984,906		– 0	–	41,984,906

Total Investments in Securities		533,887,289		1,315,518,117		27,780,500		1,877,185,906
Other Financial Instruments(a):
Assets:
Futures		2,693,205		– 0	–	– 0	–	2,693,205
Forward Currency Exchange Contracts		– 0	–	2,734,159		– 0	–	2,734,159
Centrally Cleared Credit Default Swaps		– 0	–	464,082		– 0	–	464,082
Inflation (CPI) Swaps		– 0	–	243,489		– 0	–	243,489
Total Return Swaps		– 0	–	5,502,889		– 0	–	5,502,889
Liabilities:
Futures		(564,455)		(3,118,981)		– 0	–	(3,683,436)
Forward Currency Exchange Contracts		– 0	–	(1,498,400)		– 0	–	(1,498,400)
Centrally Cleared Credit Default Swaps		– 0	–	(18,867)		– 0	–	(18,867)
Inflation (CPI) Swaps		– 0	–	(8,270,248)		– 0	–	(8,270,248)
Interest Rate Swaps		– 0	–	(84,908)		– 0	–	(84,908)

Total(b)		$536,016,039		$1,311,471,332		$27,780,500		$1,875,267,871

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/15	$23,170,391		$23,170,391
Accrued discounts/(premiums)	(168,822)		(168,822)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	97,140		97,140
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	4,699,791		4,699,791
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/16	$27,798,500	(a)	$27,798,500

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$79,140		$79,140

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2016 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio – Class AB for the nine months ended June 30, 2016 is as follows:

Market Value 9/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/16 (000)	Dividend Income (000)
$399,442	$724,669	$590,224	$533,887	$1,097

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 68.5%
Long-Term Municipal Bonds - 68.5%
California - 57.8%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012A
5.00%, 4/01/21	$1,000	$1,177,460
Anaheim Public Financing Authority Series 2015B
5.00%, 10/01/26	1,000	1,285,870
Antelope Valley-East Kern Water Agency Series 2016
5.00%, 6/01/23-6/01/25	2,000	2,534,170
Bay Area Toll Authority Series 2014A
1.00%, 4/01/47	13,160	13,173,950
California Econ Recovery Series 2009A
5.00%, 7/01/17 (Pre-refunded/ETM)	2,115	2,208,927
5.00%, 7/01/19 (Pre-refunded/ETM)	6,530	7,368,713
5.00%, 7/01/20 (Pre-refunded/ETM)	6,015	6,787,567
California Educational Facilities Authority (University of the Pacific) Series 2015
5.00%, 11/01/27	2,000	2,548,760
California Infrastructure & Economic Development Bank Series 2016
5.00%, 10/01/22	11,970	14,841,124
California Infrastructure & Economic Development Bank (Broad Collection (The)) Series 2011A
5.00%, 6/01/21	3,000	3,582,240
California Municipal Finance Authority (Rocketship Education) Series 2015A
4.25%, 3/01/28 (a)	985	1,037,205
California State Public Works Board Series 2010C-1
5.00%, 3/01/21 (Pre-refunded/ETM)	1,500	1,728,675
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	3,215	3,902,914
California State Public Works Board (California State Public Works Board Lease) Series 2013E
5.00%, 6/01/19	3,975	4,450,609
Series 2014A
5.00%, 9/01/30	4,375	5,439,569
California State University Series 2011A
5.25%, 11/01/26	2,035	2,464,304
Series 2016A
5.00%, 11/01/25	1,000	1,320,660
California Statewide Communities Development Authority (Enloe Medical Center) Series 2015
5.00%, 8/15/28	2,200	2,807,420

	Principal Amount (000)	U.S. $ Value
Central Coast Water Authority Series 2016
5.00%, 10/01/19 (b)	$5,685	$6,419,218
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency) Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,621,778
City & County of San Francisco CA COP Series 2015R
5.00%, 9/01/20-9/01/25	7,440	8,911,940
City of Hayward CA COP Series 2015
5.00%, 11/01/22	3,365	4,101,969
City of Long Beach CA Harbor Revenue Series 2010B
5.00%, 5/15/22	2,000	2,307,780
Series 2015A
5.00%, 5/15/21	3,000	3,517,830
NATL Series 1998A
6.00%, 5/15/18	3,305	3,622,644
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
5.00%, 5/15/18	1,000	1,079,830
Series 2010A
5.00%, 5/15/25	1,500	1,732,680
Series 2010D
5.25%, 5/15/28	4,145	4,822,044
City of Oakland CA Series 2015A
5.00%, 1/15/22	1,380	1,662,803
City of Roseville CA (HP Campus Oaks Community Facilities District No 1) Series 2016
5.00%, 9/01/31	360	393,552
City of San Francisco CA Public Utilities Commission Water Revenue Series 2011A
5.00%, 11/01/24	5,385	6,482,571
City of San Jose CA Airport Revenue Series 2014A
5.00%, 3/01/24	1,955	2,398,765
Series 2014B
5.00%, 3/01/26	2,360	2,949,245
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax) Series 2015A
5.00%, 3/01/23	3,500	4,380,950
Corona-Norca Unified School District Series 2015
5.00%, 8/01/18	1,000	1,089,920
County of San Diego CA COP Series 2014A
5.00%, 10/15/27-10/15/28	2,550	3,184,629
Fremont Community Facilities District No 1 Series 2015
5.00%, 9/01/28	1,505	1,765,335

	Principal Amount (000)	U.S. $ Value
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012
5.00%, 11/01/22	$1,460	$1,731,794
Long Beach Unified School District Series 2016
5.00%, 8/01/24	4,175	5,395,394
Los Angeles Community College District/CA Series 2015A
5.00%, 8/01/25	1,950	2,514,798
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2013C
5.00%, 7/01/19	1,240	1,396,897
Los Angeles Department of Water & Power WTR Series 2013B
5.00%, 7/01/18-7/01/19	2,000	2,214,430
Series 2016B
5.00%, 7/01/27	1,000	1,298,140
Los Angeles Unified School District/CA Series 2010K
5.00%, 7/01/18	6,360	6,910,331
Series 2010KRY
5.25%, 7/01/25	160	186,781
Series 2014C
5.00%, 7/01/27	6,815	8,668,544
Los Angeles Unified School District/CA COP Series 2010B
5.00%, 12/01/16	635	646,532
AMBAC Series 2007
5.00%, 10/01/16	105	106,122
Oakland Unified School District/Alameda County Series 2015A
5.00%, 8/01/25-8/01/26	2,335	2,933,180
Peralta Community College District Series 2014A
5.00%, 8/01/27	5,855	7,371,445
Port of Los Angeles Series 2011A
5.00%, 8/01/19	1,500	1,682,370
Port of Oakland Series 2012P
5.00%, 5/01/24-5/01/25	6,405	7,649,277
Romoland School District Series 2015
5.00%, 9/01/23	300	357,054
Sacramento City Unified School District/CA Series 2011
5.00%, 7/01/25	2,380	2,808,852
Sacramento County Sanitation Districts Financing Authority Series 2014A
5.00%, 12/01/29	2,000	2,502,880
San Diego County Water Authority Financing Corp. Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,773,236

	Principal Amount (000)	U.S. $ Value
San Diego Public Facilities Financing Authority Sewer Revenue Series 2009B
5.00%, 5/15/21	$1,570	$1,764,036
5.00%, 5/15/22 (Pre-refunded/ETM)	5,740	6,449,407
San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District Sales Tax) Series 2010
5.00%, 7/01/27	2,000	2,305,080
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2009C-2
5.00%, 5/01/25	500	556,200
Series 2011
5.00%, 5/01/17	2,225	2,303,008
5.25%, 5/01/18	1,015	1,094,870
Series 2011G
5.00%, 5/01/24	2,470	2,929,865
Series 2012-2
5.00%, 5/01/27	1,270	1,538,072
Series 2016S
5.00%, 5/01/25-5/01/26	2,730	3,583,394
NATL Series 2006-32F
5.25%, 5/01/18	675	731,322
San Francisco Community College District Series 2015
5.00%, 6/15/22	5,000	6,108,900
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No 06-01) Series 2016
5.00%, 9/01/27	750	909,900
Simi Valley Unified School District Series 2017
5.00%, 8/01/20-8/01/22 (b)	3,900	4,461,067
South Placer Wastewater Authority/CA Series 2011C
5.25%, 11/01/22-11/01/24	8,675	10,133,528
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2010
5.00%, 7/01/23	5,190	5,994,865
State of California Series 2011
5.00%, 10/01/20	1,500	1,757,085
Series 2013
5.00%, 10/01/19-2/01/21	7,185	8,259,348
Series 2015
5.00%, 8/01/22	1,840	2,255,343
NATL Series 2007
5.00%, 11/01/23	3,200	3,386,048
University of California Series 2010U
5.00%, 5/15/18	2,555	2,765,890
Series 2012G
5.00%, 5/15/23	7,400	9,032,958

	Principal Amount (000)	U.S. $ Value
Series 2013A
5.00%, 5/15/48	$6,000	$7,469,880
Series 2015A
5.00%, 5/15/21	4,000	4,784,160
Upper Santa Clara Valley Joint Powers Authority Series 2011A
5.00%, 8/01/25	1,790	2,112,934
Vista Unified School District Series 2012
5.00%, 8/01/23-8/01/25	4,240	5,159,398
Walnut Energy Center Authority Series 2014
5.00%, 1/01/26-1/01/28	2,800	3,515,182

		311,615,417

Colorado - 0.4%
Plaza Metropolitan District No 1 Series 2013
5.00%, 12/01/22 (a)	690	766,852
Regional Transportation District (Denver Transit Partners LLC) Series 2010
5.00%, 7/15/22	1,150	1,285,608

		2,052,460

Florida - 0.7%
Citizens Property Insurance Corp. Series 2011A-1
5.00%, 6/01/19	2,035	2,272,261
Florida State Hurricane Catastrophe Fund Finance Corp. Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	1,500	1,500,000
State of Florida Lottery Revenue Series 2010C
5.00%, 7/01/17	150	156,510

		3,928,771

Illinois - 1.3%
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A
5.00%, 4/01/18	550	551,744
State of Illinois Series 2010
5.00%, 1/01/18	160	168,102
Series 2012
5.00%, 8/01/21-8/01/23	1,870	2,102,099
Series 2013A
5.00%, 4/01/20	1,415	1,537,737
Series 2014
5.00%, 5/01/25	2,165	2,431,014

		6,790,696

Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000E

	Principal Amount (000)	U.S. $ Value
0.57%, 12/01/30 (c)	$1,925	$1,757,945
NATL Series 2000F
0.54%, 12/01/30 (c)	1,250	1,141,522

		2,899,467

Michigan - 1.1%
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue) Series 2014D4
5.00%, 7/01/17	3,370	3,506,687
Michigan Finance Authority (Public Lighting Authority) Series 2014B
5.00%, 7/01/25	2,175	2,624,094

		6,130,781

New Jersey - 2.1%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014P
5.00%, 6/15/20	1,350	1,488,186
New Jersey Transit Corp. Series 2014A
5.00%, 9/15/16	4,275	4,313,261
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A
5.00%, 12/15/19	5,000	5,482,450

		11,283,897

New York - 2.8%
New York State Dormitory Authority (New York State Sales Tax) Series 2015A
5.00%, 3/15/18 (d)	12,935	13,905,125
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A
0.501%, 1/01/39 (c)	1,000	885,042

		14,790,167

Ohio - 0.3%
Ohio Water Development Authority (FirstEnergy Nuclear Generation LLC) Series 2008C
3.95%, 11/01/32	1,445	1,478,914

Puerto Rico - 0.2%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Universidad Interamericana DE Puerto Rico, Inc.) Series 2012
5.00%, 10/01/19	1,000	1,013,180

	Principal Amount (000)	U.S. $ Value
Texas - 0.6%
Central Texas Turnpike System Series 2015A
5.00%, 8/15/42	$2,850	$3,251,194

Washington - 0.5%
Port of Seattle WA Series 2010C
5.00%, 2/01/18	2,405	2,558,704

Wisconsin - 0.2%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A
5.00%, 1/01/24	1,135	1,310,040

Total Municipal Obligations (cost $349,601,541)		369,103,688

	Contracts
OPTIONS PURCHASED - CALLS - 0.2%
Options on Indices - 0.2%
Russell 2000 Index Expiration: Aug 2016, Exercise Price: $ 1,200.00 (e) (f)	26,200	235,072
Russell 2000 Index Expiration: Aug 2016, Exercise Price: $ 1,210.00 (e) (f)	33,700	225,847
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,175.00 (e) (f)	39,700	535,786
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,180.00 (e) (f)	31,200	378,523

Total Options Purchased - Calls (premiums paid $2,205,340)		1,375,228

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 1.8%
United States - 1.8%
U.S. Treasury Notes
1.375%, 1/31/21	$4,000	4,070,780
1.625%, 11/30/20 (d)	5,335	5,491,300

Total Governments - Treasuries (cost $9,336,306)		9,562,080

CORPORATES - INVESTMENT GRADE - 0.6%
Financial Institutions - 0.6%
Banking - 0.6%
JPMorgan Chase & Co.
3.15%, 7/05/16 (cost $3,115,751)	3,115	3,115,000

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 29.9%
Investment Companies - 25.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.25% (g)(h) (cost $135,516,305)	135,516,305	$135,516,305

	Principal Amount (000)
U.S. Treasury Bills - 4.7%
U.S. Treasury Bill
Zero Coupon, 10/06/16	$10,200	10,194,201
Zero Coupon, 7/07/16-8/25/16 (i)	15,200	15,197,205

Total U.S. Treasury Bills (cost $25,391,406)		25,391,406

Total Short-Term Investments (cost $160,907,711)		160,907,711

Total Investments – 101.0% (cost $525,166,649) (j)		544,063,707
Other assets less liabilities – (1.0)% (k)		(5,357,401)

Net Assets – 100.0%		$538,706,306

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	686	September 2016	$22,129,070	$21,734,783	$(394,287)
Mini MSCI EAFE Futures	154	September 2016	12,465,000	12,437,040	(27,960)
Mini MSCI Emerging Market Futures	451	September 2016	18,179,022	18,822,485	643,463
S&P Mid 400 E Mini Futures	6	September 2016	912,024	895,800	(16,224)
TOPIX Index Futures	35	September 2016	4,516,191	4,221,420	(294,771)
U.S. T-Note 5 Yr (CBT) Futures	13	September 2016	1,588,863	1,588,133	(730)
U.S. T-Note 10 Yr (CBT) Futures	104	September 2016	13,863,040	13,830,375	(32,665)
Sold Contracts
FTSE 100 Index Futures	17	September 2016	1,366,162	1,453,491	(87,329)
Hang Seng Index Futures	16	July 2016	2,060,788	2,160,013	(99,225)
Russell 2000 Mini Futures	51	September 2016	5,899,208	5,851,740	47,468
S&P 500 E Mini Futures	124	September 2016	12,880,872	12,959,240	(78,368)
S&P TSX 60 Index Futures	50	September 2016	6,383,565	6,302,876	80,689
SPI 200 Futures	50	September 2016	$4,782,910	$4,825,326	$(42,416)

					$(302,355)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	214,558	USD	2,099	8/16/16	$18,472
Citibank	GBP	370	USD	542	8/16/16	49,680
Credit Suisse International	EUR	1,018	USD	1,133	8/16/16	1,321
Credit Suisse International	USD	3,455	CAD	4,464	8/16/16	1,169
Deutsche Bank AG	EUR	2,456	USD	2,716	8/16/16	(15,042)
Deutsche Bank AG	JPY	214,558	USD	2,097	8/16/16	16,592
Goldman Sachs Bank USA	AUD	5,773	USD	4,288	8/16/16	(10,490)
HSBC Bank USA	CAD	3,331	USD	2,576	8/16/16	(2,634)
HSBC Bank USA	GBP	1,511	USD	2,169	8/16/16	156,763
HSBC Bank USA	USD	11,582	EUR	10,226	8/16/16	(216,669)
JPMorgan Chase Bank	EUR	484	USD	534	8/16/16	(4,520)
JPMorgan Chase Bank	JPY	82,312	USD	756	8/16/16	(42,272)
JPMorgan Chase Bank	USD	2,605	AUD	3,499	8/16/16	131
JPMorgan Chase Bank	USD	1,037	GBP	778	8/16/16	(937)
JPMorgan Chase Bank	USD	10,109	JPY	1,084,100	8/16/16	402,482
Morgan Stanley & Co., Inc.	EUR	5,159	USD	5,797	8/16/16	62,927
Morgan Stanley & Co., Inc.	USD	1,299	AUD	1,720	8/16/16	(18,508)
State Street Bank & Trust Co.	AUD	1,056	USD	760	8/16/16	(26,272)
State Street Bank & Trust Co.	EUR	3,143	USD	3,531	8/16/16	38,021
State Street Bank & Trust Co.	GBP	408	USD	592	8/16/16	49,067
State Street Bank & Trust Co.	JPY	137,065	USD	1,244	8/16/16	(84,955)
State Street Bank & Trust Co.	USD	2,071	CHF	2,015	8/16/16	(2,813)
UBS AG	EUR	1,488	USD	1,646	8/16/16	(8,189)

						$363,324

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	4.29%	$1,359	$43,157	$23,764
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,271	40,361	22,473
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,360	43,189	24,845
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	4,150	131,786	53,545
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,150	36,519	(936)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,188	37,727	(966)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,149	36,487	(935)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,149	36,487	(1,407)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,724	54,747	(1,206)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,149	36,487	472
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	2,298	72,975	612
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	2,298	72,975	1,722
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,149	36,488	306
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,149	36,488	861
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,149	36,488	84
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,149	36,487	1,434
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,149	36,487	1,545

				$825,335	$126,213

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$15,000	10/23/17	1.658%	CPI	#	$(306,436)
Barclays Bank PLC	10,000	10/23/19	1.873%	CPI	#	(357,791)
Barclays Bank PLC	5,000	10/23/26	2.310%	CPI	#	(514,228)
Barclays Bank PLC	1,000	10/23/29	2.388%	CPI	#	(131,137)
Citibank, NA	7,280	12/14/20	1.548%	CPI	#	(9,394)
Citibank, NA	6,400	10/23/21	2.039%	CPI	#	(359,229)
Deutsche Bank AG	3,700	7/15/20	1.265%	CPI	#	69,838
Deutsche Bank AG	4,000	9/04/25	1.818%	CPI	#	(100,142)
Goldman Sachs International	7,000	10/23/24	2.245%	CPI	#	(620,098)

						$(2,328,617)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$3,100	3/01/23	0.904%	SIFMA	*	$(13,649)
JPMorgan Chase Bank, NA	5,000	10/14/22	1.194%	SIFMA	*	(125,911)

						$(139,560)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
S&P 500 Total Return Index	19,200	LIBOR Minus 0.08%	$75,149	9/15/16	$1,040,754
Deutsche Bank AG
FTSE EPRA/NAREIT Developed Real Estate Index	2,010	LIBOR Plus 0.48%	8,902	6/15/17	455,291
Goldman Sachs International
Standard and Poor’s Midcap 400 Index	1,584	LIBOR Minus 0.16%	3,340	7/15/16	82,248

					$1,578,293

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $1,804,057 or 0.3% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2016 and the aggregate market value of these securities amounted to $3,784,509 or 0.70% of net assets.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	One contract relates to 1 share.
(f)	Non-income producing security.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(j)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,933,855 and gross unrealized depreciation of investments was $(1,036,797), resulting in net unrealized appreciation of $18,897,058.
(k)	An amount of U.S. $534,601 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2016.

As of June 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.2% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
NATL	-	National Interstate Corporation
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$360,940,610		$8,163,078		$369,103,688
Options Purchased - Calls		– 0	–	1,375,228		– 0	–	1,375,228
Governments - Treasuries		– 0	–	9,562,080		– 0	–	9,562,080
Corporates - Investment Grade		– 0	–	3,115,000		– 0	–	3,115,000
Short-Term Investments:
Investment Companies		135,516,305		– 0	–	– 0	–	135,516,305
U.S. Treasury Bills		– 0	–	25,391,406		– 0	–	25,391,406

Total Investments in Securities		135,516,305		400,384,324		8,163,078		544,063,707

Other Financial Instruments (a):
Assets:
Futures		771,620		– 0	–	– 0	–	771,620
Forward Currency Exchange Contracts		– 0	–	796,625		– 0	–	796,625
Centrally Cleared Credit Default Swaps		– 0	–	131,663		– 0	–	131,663
Inflation (CPI) Swaps		– 0	–	69,838		– 0	–	69,838
Total Return Swaps		– 0	–	1,578,293		– 0	–	1,578,293
Liabilities:
Futures		(155,947)		(918,028)		– 0	–	(1,073,975)
Forward Currency Exchange Contracts		– 0	–	(433,301)		– 0	–	(433,301)
Centrally Cleared Credit Default Swaps		– 0	–	(5,450)		– 0	–	(5,450)
Inflation (CPI) Swaps		– 0	–	(2,398,455)		– 0	–	(2,398,455)
Interest Rate Swaps		– 0	–	(139,560)		– 0	–	(139,560)

Total (b)		$136,131,978		$399,065,949		$8,163,078		$543,361,005

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/15	$6,511,077		$6,511,077
Accrued discounts/(premiums)	(40,047)		(40,047)
Realized gain (loss)	69		69
Change in unrealized appreciation/depreciation	445,850		445,850
Purchases	1,261,129		1,261,129
Sales	(15,000)		(15,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/16	8,163,078		8,163,078

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$445,850		$445,850

As of June 30, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio – Class AB for the nine months ended June 30, 2016 is as follows:

Market Value 9/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/16 (000)	Dividend Income (000)
$109,992	$220,089	$194,565	$135,516	$307

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 66.6%
Long-Term Municipal Bonds - 66.6%
Alabama - 0.3%
County of Jefferson AL Sewer Revenue Series 2013D
5.00%, 10/01/22	$1,000	$1,153,480

Arizona - 0.7%
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport) Series 2010A
5.00%, 7/01/22	2,575	2,979,790

Colorado - 1.3%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2011A
5.75%, 11/15/20	3,150	3,762,706
Plaza Metropolitan District No 1 Series 2013
5.00%, 12/01/22 (a)	600	666,828
Regional Transportation District (Denver Transit Partners LLC) Series 2010
5.375%, 7/15/25	1,100	1,247,895

		5,677,429

District of Columbia - 0.5%
Metropolitan Washington Airports Authority Series 2010B
5.00%, 10/01/21	2,100	2,420,124

Florida - 2.5%
Broward County School Board/FL COP Series 2011A
5.00%, 7/01/18	3,500	3,790,535
Citizens Property Insurance Corp. Series 2012A-1
5.00%, 6/01/21	2,840	3,352,308
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) AGM Series 2010A
5.00%, 10/01/17	1,710	1,798,800
Florida State Hurricane Catastrophe Fund Finance Corp. Series 2010A
5.00%, 7/01/16 (Pre-refunded/ETM)	1,885	1,885,000
State of Florida Lottery Revenue Series 2010C
5.00%, 7/01/18	170	184,358

		11,011,001

Illinois - 1.8%
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A
5.00%, 4/01/18	475	476,506
State of Illinois

	Principal Amount (000)	U.S. $ Value
Series 2010
5.00%, 1/01/18	$160	$168,102
Series 2014
5.00%, 5/01/22-5/01/23	4,990	5,608,316
State of Illinois (State of Illinois Sales Tax) Series 2010
5.00%, 6/15/20	1,685	1,917,513

		8,170,437

Michigan - 1.4%
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue) AGM Series 2014C
5.00%, 7/01/26	5,055	6,140,056

New Jersey - 2.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015X
5.00%, 6/15/21	4,555	5,096,954
New Jersey Transit Corp. Series 2014A
5.00%, 9/15/21	2,410	2,731,687
New Jersey Turnpike Authority AGM Series 2005D-3
5.25%, 1/01/26	2,555	3,318,306

		11,146,947

New York - 53.5%
Albany County Airport Authority AGM Series 2010A
5.00%, 12/15/22-12/15/23	3,555	4,050,783
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014
5.25%, 11/01/29	1,000	1,144,720
Central Islip Union Free School District Series 2013
5.00%, 7/15/19	750	843,473
City of New York NY Series 2010B
5.00%, 8/01/16-8/01/19	5,875	6,053,783
Series 2010H-2
5.00%, 6/01/19	1,220	1,366,729
Series 2014A
5.00%, 8/01/28	1,285	1,601,277
Series 2014J
5.00%, 8/01/27	1,085	1,358,550
Series 2016E
5.00%, 8/01/19	4,485	5,052,083
City of Yonkers NY AGM Series 2015A
5.00%, 3/15/21	2,000	2,333,720
County of Nassau NY Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/20	$2,050	$2,341,018
Series 2014A
5.00%, 4/01/25	4,775	5,893,114
County of Westchester NY Series 2016A
5.00%, 1/01/21-1/01/23	10,435	12,683,859
Hempstead Town Local Development Corp. (Hofstra University) Series 2013
5.00%, 7/01/21	700	824,278
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old) Series 2014
4.75%, 1/01/20 (b)	450	451,413
Metropolitan Transportation Authority Series 2011C
5.00%, 11/15/25	6,505	7,795,267
Series 2012F
5.00%, 11/15/25	1,000	1,224,400
Series 2016B
5.00%, 11/15/27	2,590	3,347,290
AMBAC Series 2005A
5.50%, 11/15/16	1,730	1,760,984
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2012A
5.00%, 11/15/23-11/15/26	9,840	12,079,807
Series 2016A
5.00%, 11/15/25	1,375	1,792,299
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014
5.00%, 7/01/20	1,000	1,145,790
New York City Industrial Development Agency (American Airlines, Inc.) Series 2015B
2.00%, 8/01/28 (c)	1,220	1,221,110
New York City Municipal Water Finance Authority Series 2010FF
5.00%, 6/15/25	500	579,000
Series 2011GG
5.00%, 6/15/26	8,070	9,631,141
Series 2015G
5.00%, 6/15/27	2,885	3,696,406
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2009B
5.00%, 11/01/18	4,525	4,975,147
Series 2010I-2
5.00%, 11/01/19	2,000	2,277,420
Series 2011B
5.00%, 2/01/21	4,110	4,848,526
Series 2012D
5.00%, 11/01/22	1,220	1,500,466
Series 2012S
5.00%, 5/01/19 (Pre-refunded/ETM)	1,000	1,119,830
Series 2014B

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/26	$4,000	$5,046,080
Series 2014C
5.00%, 11/01/17 (Pre-refunded/ETM)	2,360	2,494,308
5.00%, 11/01/17	980	1,037,242
Series 2015C
4.00%, 11/01/17	2,885	3,015,662
5.00%, 11/01/28	2,145	2,724,429
New York State Dormitory Authority (Fordham University) Series 2011B
5.00%, 7/01/41	5,000	5,000,000
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.) Series 2010A
5.00%, 7/01/18	645	696,407
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2009A
5.00%, 7/01/24	3,440	3,865,459
AGM Series 2015
5.00%, 10/01/22	2,725	3,319,704
New York State Dormitory Authority (New York State Sales Tax) Series 2015A
5.00%, 3/15/21-3/15/23	8,885	10,754,519
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2008A
5.00%, 3/15/18	4,635	4,978,500
Series 2012A
5.00%, 12/15/21-12/15/22	3,965	4,833,037
Series 2014A
5.00%, 2/15/18-2/15/28	3,060	3,634,236
Series 2014C
5.00%, 3/15/29	3,000	3,735,360
New York State Dormitory Authority (State University of New York Dormitory Fees) Series 2013A
5.00%, 7/01/21	1,000	1,188,180
Series 2015A
5.00%, 7/01/18	3,440	3,728,375
New York State Dormitory Authority (State University of New York) Series 2012A
5.00%, 7/01/26	1,965	2,391,248
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.) NATL Series 2010C
1.236%, 4/01/34 (d)	3,225	3,017,539
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2012D
5.00%, 6/15/20	1,745	2,028,807
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/23	$1,590	$1,876,995
Series 2012A
5.00%, 4/01/20	1,975	2,278,913
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,813,376
New York State Thruway Authority (State of New York Pers Income Tax) Series 2010A
5.00%, 3/15/25	4,500	5,267,340
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2010A
5.00%, 3/15/18	3,890	4,177,627
Series 2013C
5.00%, 3/15/20	1,970	2,266,485
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016
5.00%, 8/01/26-8/01/31	4,170	4,576,530
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015
5.00%, 1/01/22	1,755	2,081,395
Niagara Falls City School District Series 2016
5.00%, 6/15/18-6/15/19	3,855	4,248,330
Port Authority of New York & New Jersey Series 2013-178
5.00%, 12/01/23	2,515	3,107,710
Series 2013-180
5.00%, 6/01/21	2,500	2,977,275
Series 2014
5.00%, 9/01/23-9/01/28	5,615	6,897,043
Series 2015E
5.00%, 10/15/23	1,000	1,233,370
Sales Tax Asset Receivable Corp. Series 2014A
5.00%, 10/15/18-10/15/25	5,740	7,027,599
Schenectady County Capital Resource Corp. (Ellis Hospital) Series 2012
1.75%, 2/15/18	435	435,996
Town of Oyster Bay NY Series 2016C
4.00%, 6/01/18	1,550	1,567,407
Triborough Bridge & Tunnel Authority Series 2008C
5.00%, 11/15/16	5,000	5,081,500
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,745,281
Utility Debt Securitization Authority Series 2015
5.00%, 12/15/24	1,500	1,867,050
Series 2016A

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/27	$2,450	$3,179,291

		237,189,288

Pennsylvania - 1.1%
Philadelphia Parking Authority (The) (Philadelphia Airport Parking) Series 2009
5.25%, 9/01/23	200	232,008
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Hotel Occupancy Tax) AGM Series 2010
5.00%, 2/01/24	4,000	4,583,040

		4,815,048

Puerto Rico - 0.4%
Commonwealth of Puerto Rico NATL Series 2001A
5.50%, 7/01/16	1,945	1,945,000

Washington - 0.6%
Port of Seattle WA Series 2010C
5.00%, 2/01/21	2,300	2,680,788

Total Municipal Obligations (cost $279,299,830)		295,329,388

	Contracts
OPTIONS PURCHASED - CALLS - 0.3%
Options on Indices - 0.3%
Russell 2000 Index Expiration: Aug 2016, Exercise Price: $ 1,200.00 (e)(f)	21,700	194,697
Russell 2000 Index Expiration: Aug 2016, Exercise Price: $ 1,210.00 (e)(f)	27,900	186,977
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,175.00 (e)(f)	32,800	442,665
S&P 500 Index Expiration: Sep 2016, Exercise Price: $ 2,180.00 (e)(f)	25,900	314,223

Total Options Purchased (premiums paid $1,826,357)		1,138,562

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 2.9%
United States - 2.9%
U.S. Treasury Notes
1.375%, 1/31/21	$2,115	2,152,425

	Principal Amount (000)	U.S. $ Value
1.625%, 11/30/20 (g)	$10,510	$10,817,911

Total Governments - Treasuries (cost $12,633,571)		12,970,336

CORPORATES - INVESTMENT GRADE - 0.6%
Financial Institutions - 0.6%
Banking - 0.6%
JPMorgan Chase & Co. 1.35%, 2/15/17 (cost $2,644,720)	2,645	2,650,375

	Shares
SHORT-TERM INVESTMENTS - 28.6%
Investment Companies - 25.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.25% (h)(i) (cost $114,002,115)	114,002,115	114,002,115

	Principal Amount (000)
U.S. Treasury Bills - 2.9%
U.S. Treasury Bill
Zero Coupon, 7/07/16	$8,000	7,999,694
Zero Coupon, 8/25/16 (j)	5,000	4,997,594

Total U.S. Treasury Bills (cost $12,997,288)		12,997,288

Total Short-Term Investments (cost $126,999,403)		126,999,403

Total Investments - 99.0% (cost $423,403,881) (k)		439,088,064
Other assets less liabilities - 1.0% (l)		4,287,739

Net Assets - 100.0%		$443,375,803

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	557	September 2016	$17,982,430	$17,647,630	$(334,800)
Mini MSCI EAFE Futures	135	September 2016	10,927,110	10,902,600	(24,510)
Mini MSCI Emerging Market Futures	373	September 2016	15,034,978	15,567,155	532,177
S&P Mid 400 E Mini Futures	6	September 2016	912,024	895,800	(16,224)
TOPIX Index Futures	27	September 2016	3,483,919	3,256,524	(227,395)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 5 Yr (CBT) Futures	12	September 2016	$1,466,643	$1,465,969	$(674)
U.S. T-Note 10 Yr (CBT) Futures	85	September 2016	11,330,369	11,303,672	(26,697)
Sold Contracts
FTSE 100 Index Futures	15	September 2016	1,205,438	1,282,493	(77,055)
Hang Seng Index Futures	15	July 2016	1,931,989	2,025,013	(93,024)
Russell 2000 Mini Futures	42	September 2016	4,860,922	4,819,080	41,842
S&P 500 E Mini Futures	99	September 2016	10,270,099	10,346,490	(76,391)
S&P TSX 60 Index Futures	38	September 2016	4,873,302	4,790,185	83,117
SPI 200 Futures	37	September 2016	3,552,043	3,570,741	(18,698)

					$(238,332)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	178,035	USD	1,742	8/16/16	$15,328
Credit Suisse International	EUR	844	USD	939	8/16/16	1,095
Credit Suisse International	USD	2,879	CAD	3,721	8/16/16	974
Deutsche Bank AG	EUR	2,039	USD	2,252	8/16/16	(12,471)
Deutsche Bank AG	JPY	178,035	USD	1,740	8/16/16	13,767
Goldman Sachs Bank USA	AUD	4,781	USD	3,551	8/16/16	(8,688)
HSBC Bank USA	CAD	2,806	USD	2,170	8/16/16	(2,219)
HSBC Bank USA	GBP	1,335	USD	1,916	8/16/16	138,504
HSBC Bank USA	USD	9,549	EUR	8,431	8/16/16	(178,636)
JPMorgan Chase Bank	EUR	402	USD	443	8/16/16	(3,747)
JPMorgan Chase Bank	JPY	71,950	USD	661	8/16/16	(36,951)
JPMorgan Chase Bank	USD	2,157	AUD	2,897	8/16/16	108
JPMorgan Chase Bank	USD	854	GBP	641	8/16/16	(772)
JPMorgan Chase Bank	USD	8,249	JPY	884,438	8/16/16	326,577
Morgan Stanley & Co., Inc.	EUR	4,362	USD	4,901	8/16/16	53,206
Morgan Stanley & Co., Inc.	USD	1,030	AUD	1,364	8/16/16	(14,680)
State Street Bank & Trust Co.	AUD	883	USD	636	8/16/16	(21,968)
State Street Bank & Trust Co.	EUR	2,633	USD	2,958	8/16/16	31,854
State Street Bank & Trust Co.	GBP	644	USD	940	8/16/16	82,088
State Street Bank & Trust Co.	JPY	110,434	USD	1,002	8/16/16	(68,449)
State Street Bank & Trust Co.	USD	1,429	CHF	1,390	8/16/16	(1,940)
UBS AG	EUR	1,235	USD	1,365	8/16/16	(6,790)

						$306,190

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	4.29%	$1,121	$35,599	$19,602
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,048	33,280	18,530
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,121	35,598	20,478
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	3,440	109,241	44,385
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	987	31,343	(803)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	954	30,295	(776)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	954	30,295	(1,168)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	954	30,295	(776)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,431	45,442	(1,002)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	954	30,295	392
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,908	60,590	508
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	954	30,295	254
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	1,908	60,590	1,429
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	954	30,295	70
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	954	30,295	715
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	954	30,295	1,283
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	954	30,295	1,191

				$684,338	$104,312

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	10/23/17	1.658%	CPI	#	$(204,290)
Barclays Bank PLC	6,000	10/23/19	1.873%	CPI	#	(214,675)
Barclays Bank PLC	4,000	10/23/26	2.310%	CPI	#	(411,382)
Barclays Bank PLC	1,000	10/23/29	2.388%	CPI	#	(131,137)
Citibank, NA	5,700	12/14/20	1.548%	CPI	#	(7,355)
Citibank, NA	3,800	10/23/21	2.039%	CPI	#	(213,292)
Deutsche Bank AG	2,900	7/15/20	1.265%	CPI	#	54,738
Deutsche Bank AG	4,000	9/04/25	1.818%	CPI	#	(100,142)
Goldman Sachs International	7,000	10/23/24	2.245%	CPI	#	(620,099)

						$(1,847,634)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$5,450	6/07/22	0.906%	SIFMA	*	$(40,807)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
S&P 500 Total Return Index	15,703	LIBOR Minus 0.08%	$61,462	9/15/16	$851,196
Deutsche Bank AG
FTSE EPRA/NAREIT Developed Real Estate Index	1,649	LIBOR Plus 0.48%	7,303	6/15/17	373,520
Goldman Sachs International
Standard and Poor’s Midcap 400 Index	1,156	LIBOR Minus 0.16%	2,438	7/15/16	60,024
Goldman Sachs International
Standard and Poor’s Midcap 400 Index	93	LIBOR Minus 0.22%	199	3/15/17	2,333

					$1,287,073

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of this security amounted to $666,828 or 0.2% of net assets.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of June 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency(ReEnergy Black River LLC/Old) Series 20144.75%, 1/01/20	11/13/14	$450,000	$451,413	0.10%

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2016.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2016 and the aggregate market value of this security amounted to $3,017,539 or 0.68% of net assets.
(e)	Non-income producing security.
(f)	One contract relates to 1 share.

(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(k)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,878,508 and gross unrealized depreciation of investments was $(1,194,325), resulting in net unrealized appreciation of $15,684,183.
(l)	An amount of U.S. $178,767 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2016.

As of June 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.9% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
NATL	-	National Interstate Corporation
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$288,928,322		$6,401,066		$295,329,388
Options Purchased - Calls		– 0	–	1,138,562		– 0	–	1,138,562
Governments - Treasuries		– 0	–	12,970,336		– 0	–	12,970,336
Corporates - Investment Grade		– 0	–	2,650,375		– 0	–	2,650,375
Short-Term Investments:
Investment Companies		114,002,115		– 0	–	– 0	–	114,002,115
U.S. Treasury Bills		– 0	–	12,997,288		– 0	–	12,997,288

Total Investments in Securities		114,002,115		318,684,883		6,401,066		439,088,064
Other Financial Instruments (a):
Assets:
Futures		657,136		– 0	–	– 0	–	657,136
Forward Currency Exchange Contracts		– 0	–	663,501		– 0	–	663,501
Centrally Cleared Credit Default Swaps		– 0	–	108,837		– 0	–	108,837
Inflation (CPI) Swaps		– 0	–	54,738		– 0	–	54,738
Total Return Swaps		– 0	–	1,287,073		– 0	–	1,287,073
Liabilities:
Futures		(144,496)		(750,972)		– 0	–	(895,468)
Forward Currency Exchange Contracts		– 0	–	(357,311)		– 0	–	(357,311)
Centrally Cleared Credit Default Swaps		– 0	–	(4,525)		– 0	–	(4,525)
Inflation (CPI) Swaps		– 0	–	(1,902,372)		– 0	–	(1,902,372)
Interest Rate Swaps		– 0	–	(40,807)		– 0	–	(40,807)

Total (b)		$114,514,755		$317,743,045		$6,401,066		$438,658,866

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/15	$5,547,010		$5,547,010
Accrued discounts/(premiums)	(78,544)		(78,544)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	24,728		24,728
Purchases	1,567,872		1,567,872
Sales	(660,000)		(660,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/16	$6,401,066		$6,401,066

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16	$25,084		$25,084

As of June 30, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio – Class AB for the nine months ended June 30, 2016 is as follows:

Market Value 9/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/16 (000)	Dividend Income (000)
$87,326	$185,401	$158,725	$114,002	$279

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund, Inc.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date:	August 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 24, 2016